UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Insurance Series®
Global Growth Fund
Investment portfolio
March 31, 2018
unaudited
Common stocks 95.25% Information technology 33.15%	Shares	Value (000)
ASML Holding NV1	648,442	$128,250
ASML Holding NV (New York registered)	643,900	127,853
Taiwan Semiconductor Manufacturing Co., Ltd.	26,955,000	228,808
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	14,660
Nintendo Co., Ltd.	492,400	216,799
Alphabet Inc., Class A2	130,000	134,828
Alphabet Inc., Class C2	71,052	73,311
Facebook, Inc., Class A2	898,500	143,571
Microsoft Corp.	1,355,900	123,753
Alibaba Group Holding Ltd. (ADR)[2]	671,050	123,165
Visa Inc., Class A	998,800	119,477
Tencent Holdings Ltd.[1]	1,800,000	95,811
Broadcom Ltd.	373,700	88,062
AAC Technologies Holdings Inc.[1]	3,806,540	69,600
Samsung Electronics Co., Ltd.	15,740	36,341
Samsung Electronics Co., Ltd., nonvoting preferred	15,845	30,326
Murata Manufacturing Co., Ltd.	409,000	55,991
Intel Corp.	1,000,000	52,080
Just Eat PLC[1,2]	5,292,000	51,858
TEMENOS Group AG (Switzerland)[1]	335,000	40,181
Largan Precision Co., Ltd.	255,000	29,298
Baidu, Inc., Class A (ADR)[2]	112,000	24,997
Amphenol Corp., Class A	265,000	22,825
Tech Mahindra Ltd.[1]	1,319,000	13,038
Symantec Corp.	491,000	12,692
TE Connectivity Ltd.	120,000	11,988
Jack Henry & Associates, Inc.	98,000	11,853
VeriSign, Inc.[2]	90,000	10,670
		2,092,086
Consumer discretionary 17.45%
Amazon.com, Inc.[2]	275,200	398,308
Booking Holdings Inc.[2]	39,000	81,135
Home Depot, Inc.	350,000	62,384
NIKE, Inc., Class B	790,500	52,521
Peugeot SA1	2,080,000	50,075
McDonald’s Corp.	293,000	45,819
Naspers Ltd., Class N1	157,320	38,537
Ctrip.com International, Ltd. (ADR)[2]	797,000	37,156
ASOS PLC[1,2]	370,000	36,170
Wynn Macau, Ltd.[1]	9,846,400	36,107
MGM China Holdings, Ltd.[1]	10,962,000	28,638
Brilliance China Automotive Holdings Ltd.[1]	13,206,000	27,775
Sodexo SA1	200,000	20,172
GVC Holdings PLC[1]	1,559,000	20,107
Suzuki Motor Corp.	360,000	19,382
Tiffany & Co.	190,000	18,555
American Funds Insurance Series — Global Growth Fund — Page 1 of 194

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
CBS Corp., Class B	334,850	$17,208
Luxottica Group SpA[1]	270,617	16,836
Burberry Group PLC[1]	692,400	16,475
Sony Corp.	243,000	11,749
Starbucks Corp.	202,500	11,723
Cie. Financière Richemont SA, Class A1	121,450	10,905
Ulta Beauty, Inc.[2]	48,600	9,927
Hermès International[1]	15,131	8,969
MGM Resorts International	255,000	8,930
Twenty-First Century Fox, Inc., Class A	242,000	8,879
Newell Brands Inc.	270,000	6,880
		1,101,322
Financials 10.74%
AIA Group Ltd.[1]	15,004,900	128,089
JPMorgan Chase & Co.	853,600	93,870
Kotak Mahindra Bank Ltd.[1]	3,471,000	56,293
Société Générale[1]	923,000	50,200
Prudential PLC[1]	1,906,884	47,626
MarketAxess Holdings Inc.	211,000	45,880
UniCredit SpA[1,2]	1,352,299	28,365
ORIX Corp.	1,502,000	26,482
AXA SA1	901,700	23,997
SunTrust Banks, Inc.	317,000	21,569
Banco Santander, SA1	2,946,020	19,208
BlackRock, Inc.	30,600	16,577
Berkshire Hathaway Inc., Class A2	54	16,151
CME Group Inc., Class A	97,200	15,721
Bankinter, SA1	1,281,000	13,177
Itaú Unibanco Holding SA, preferred nominative	825,000	12,809
Sberbank of Russia PJSC (ADR)[1]	645,500	12,055
HSBC Holdings PLC[1]	1,250,000	11,675
RenaissanceRe Holdings Ltd.	80,000	11,081
Svenska Handelsbanken AB, Class A1	760,000	9,519
GT Capital Holdings, Inc.[1]	399,000	8,985
Credit Suisse Group AG1	516,522	8,663
		677,992
Health care 10.20%
UnitedHealth Group Inc.	324,200	69,379
Sartorius AG, non-registered shares, nonvoting preferred[1]	444,000	62,031
Express Scripts Holding Co.[2]	729,300	50,380
Bayer AG1	421,600	47,656
AstraZeneca PLC[1]	652,300	44,828
Boston Scientific Corp.[2]	1,638,200	44,756
Mettler-Toledo International Inc.[2]	65,000	37,377
Genmab A/S1,2	167,000	35,941
Fisher & Paykel Healthcare Corp. Ltd.[1]	3,680,000	35,378
Vertex Pharmaceuticals Inc.[2]	210,000	34,226
Novartis AG1	366,000	29,598
Eurofins Scientific SE, non-registered shares[1]	46,345	24,491
Hypera SA, ordinary nominative	2,220,000	24,290
Aetna Inc.	110,000	18,590
CSL Ltd.[1]	147,000	17,669
Merck & Co., Inc.	300,000	16,341
American Funds Insurance Series — Global Growth Fund — Page 2 of 194

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Regeneron Pharmaceuticals, Inc.[2]	47,200	$16,254
Straumann Holding AG1	22,200	13,991
bioMérieux SA1	135,000	11,143
Novo Nordisk A/S, Class B1	195,330	9,608
		643,927
Consumer staples 7.18%
British American Tobacco PLC[1]	2,002,000	116,119
Nestlé SA1	739,650	58,531
Altria Group, Inc.	770,000	47,986
Coca-Cola European Partners plc	832,000	34,661
Pernod Ricard SA1	200,000	33,306
Uni-Charm Corp.	1,157,000	32,928
Shoprite Holdings Ltd.[1]	1,432,000	30,586
Philip Morris International Inc.	290,000	28,826
Lenta Ltd. (GDR)[1,2,3]	1,211,900	7,217
Lenta Ltd. (GDR)[1,2]	974,100	5,801
Coca-Cola FEMSA, SAB de CV, Series L	1,965,000	12,990
Coca-Cola HBC AG (CDI)[1]	336,700	12,447
Alimentation Couche-Tard Inc., Class B	256,500	11,481
Costco Wholesale Corp.	59,500	11,212
Associated British Foods PLC[1]	260,000	9,082
		453,173
Industrials 6.59%
Airbus SE, non-registered shares[1]	1,109,500	128,332
KONE OYJ, Class B1	880,000	43,942
Ryanair Holdings PLC (ADR)[2]	307,000	37,715
ASSA ABLOY AB, Class B1	1,677,000	36,349
Caterpillar Inc.	213,000	31,392
Geberit AG1	65,000	28,734
Alliance Global Group, Inc.[1,2]	82,700,000	20,984
IDEX Corp.	122,400	17,443
Boeing Co.	51,300	16,820
Aalberts Industries NV, non-registered shares[1]	315,000	16,077
Johnson Controls International PLC	315,250	11,109
Rockwool International A/S, Class B1	33,293	9,904
Ingersoll-Rand PLC	112,700	9,637
NIBE Industrier AB, Class B1	817,914	7,736
		416,174
Energy 1.98%
Royal Dutch Shell PLC, Class B1	1,042,000	33,550
Reliance Industries Ltd.[1]	2,090,000	28,420
LUKOIL Oil Co. PJSC (ADR)[1]	306,700	21,158
Gazprom PJSC (ADR)[1]	4,173,000	20,354
Enbridge Inc. (CAD denominated)	407,638	12,820
Schlumberger Ltd.	132,000	8,551
		124,853
Materials 1.90%
Sherwin-Williams Co.	128,500	50,387
Glencore PLC[1]	6,150,000	30,575
Praxair, Inc.	137,400	19,827
American Funds Insurance Series — Global Growth Fund — Page 3 of 194

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Air Liquide SA, bonus shares[1]	79,200	$9,708
DowDuPont Inc.	146,616	9,341
		119,838
Telecommunication services 1.03%
SoftBank Group Corp.	776,000	57,965
BT Group PLC[1]	2,250,000	7,183
		65,148
Utilities 0.08%
China Gas Holdings Ltd.[1]	1,432,000	5,253
Miscellaneous 4.95%
Other common stocks in initial period of acquisition		312,400
Total common stocks (cost: $3,741,046,000)		6,012,166
Bonds, notes & other debt instruments 0.02% U.S. Treasury bonds & notes 0.02% U.S. Treasury 0.02%	Principal amount (000)
U.S. Treasury 0.875% 2018	$1,000	997
Total bonds, notes & other debt instruments (cost: $998,000)		997
Short-term securities 4.34%
Apple Inc. 1.57% due 4/11/2018[3]	29,500	29,482
CHARTA, LLC 1.80% due 4/4/2018[3]	10,000	9,997
Essilor International 1.86% due 4/25/2018[3]	10,000	9,986
ExxonMobil Corp. 1.78% due 4/4/2018	20,000	19,995
Federal Home Loan Bank 1.36%–1.70% due 4/3/2018–5/30/2018	37,900	37,842
Hydro-Québec 1.63% due 4/23/2018[3]	35,000	34,955
Mizuho Bank, Ltd. 2.00% due 5/25/2018[3]	30,000	29,905
Starbird Funding Corp. 1.72% due 4/2/2018[3]	25,300	25,295
U.S. Treasury Bill 1.59% due 5/24/2018	20,800	20,751
Victory Receivables Corp. 1.67% due 4/2/2018[3]	15,000	14,997
Wal-Mart Stores, Inc. 1.90% due 4/30/2018[3]	40,600	40,531
Total short-term securities (cost: $273,775,000)		273,736
Total investment securities 99.61% (cost: $4,015,819,000)		6,286,899
Other assets less liabilities 0.39%		24,751
Net assets 100.00%		$6,311,650
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Growth Fund — Page 4 of 194

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD5,486	JPY581,294	Bank of America, N.A.	5/25/2018	$4

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,302,822,000, which represented 36.49% of the net assets of the fund. This amount includes $2,293,112,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $202,365,000, which represented 3.21% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
JPY = Japanese yen
USD/$ = U.S. dollars
American Funds Insurance Series — Global Growth Fund — Page 5 of 194

Global Small Capitalization Fund
Investment portfolio
March 31, 2018
unaudited
Common stocks 90.98% Consumer discretionary 19.04%	Shares	Value (000)
Hilton Grand Vacations Inc.[1]	1,259,300	$54,175
GVC Holdings PLC[2]	4,048,748	52,217
Melco International Development Ltd.[2]	17,379,000	50,940
Five Below, Inc.[1]	657,000	48,184
Cedar Fair, LP	531,000	33,920
Seria Co., Ltd.	667,132	33,723
Entertainment One Ltd.[2]	7,563,697	29,834
Tele Columbus AG1,2	2,743,000	29,623
Caesars Entertainment Corp.[1]	2,375,836	26,728
Domino’s Pizza, Inc.	100,000	23,356
Hostelworld Group PLC[2]	4,235,000	22,666
Kyoritsu Maintenance Co., Ltd.	466,800	22,325
Ted Baker PLC[2]	542,500	19,085
Belmond Ltd., Class A1	1,624,000	18,108
Countryside Properties PLC[2]	4,005,566	17,637
Nifco Inc.	466,000	15,894
Grand Canyon Education, Inc.[1]	141,000	14,794
National Vision Holdings, Inc.[1]	397,500	12,843
Melco Resorts & Entertainment Ltd. (ADR)	425,000	12,317
Lions Gate Entertainment Corp., Class A	355,291	9,177
Lions Gate Entertainment Corp., Class B	123,414	2,972
Texas Roadhouse, Inc.	210,000	12,134
Inchcape PLC[2]	1,204,600	11,677
ServiceMaster Global Holdings, Inc.[1]	218,000	11,085
Vail Resorts, Inc.	49,673	11,013
Paddy Power Betfair PLC[2]	106,393	10,928
Taiwan Paiho Ltd.	3,621,000	10,308
zooplus AG, non-registered shares[1,2]	55,600	10,132
Hyundai Wia Corp.	193,748	10,052
Zhongsheng Group Holdings Ltd.[2]	3,419,000	9,393
O Luxe Holdings Ltd.[1,2]	40,044,000	9,070
Minor International PCL, nonvoting depositary receipt	7,230,000	8,844
Brunello Cucinelli SPA[2]	280,865	8,826
Momo.com Inc.	938,000	8,718
Aritzia Inc., subordinate voting shares[1]	928,228	8,689
Cie. Plastic Omnium SA2	178,600	8,560
Elang Mahkota Teknologi Tbk PT2	13,386,100	8,337
ElringKlinger AG2	421,200	7,856
Stella International Holdings Ltd.[2]	5,811,000	7,748
AA PLC[2]	6,744,804	7,648
Greggs PLC[2]	375,200	6,468
Greene King PLC[2]	911,618	6,028
Dine Brands Global, Inc.	84,920	5,569
Chow Sang Sang Holdings International Ltd.[2]	2,477,000	5,226
Cuckoo Homesys Co., Ltd.[1]	28,563	4,636
Toll Brothers, Inc.	105,000	4,541
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 194

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Daily Mail and General Trust PLC, Class A, nonvoting[2]	485,000	$4,394
PT Surya Citra Media Tbk[2]	21,510,000	4,253
DO & CO AG, non-registered shares[2]	66,374	4,208
ASOS PLC[1,2]	40,600	3,969
BCA Marketplace PLC[2]	1,601,100	3,641
Eclat Textile Co., Ltd.	305,120	3,579
L’Occitane International SA2	1,698,921	3,151
Shop Apotheke Europe NV, non-registered shares[1,2]	64,836	2,994
Cuckoo Holdings Co., Ltd.	33,836	2,743
Talwalkars Lifestyles Ltd.[1,2,3]	1,020,000	2,690
Mulberry Group PLC[2]	191,000	2,074
POLYTEC Holding AG, non-registered shares[2]	84,205	1,631
Wowprime Corp.	329,000	1,456
Talwalkars Better Value Fitness Ltd.[2,3]	1,020,000	1,096
China Zenix Auto International Ltd. (ADR)[1]	428,500	471
		806,354
Health care 17.61%
GW Pharmaceuticals PLC (ADR)[1]	746,460	84,104
Insulet Corp.[1]	953,355	82,637
Integra LifeSciences Holdings Corp.[1]	1,025,423	56,747
iRhythm Technologies, Inc.[1]	807,980	50,862
WuXi Biologics (Cayman) Inc.[1,2]	4,926,300	47,856
China Biologic Products Holdings, Inc.[1]	524,000	42,444
Molina Healthcare, Inc.[1]	420,000	34,096
Bluebird Bio, Inc.[1]	154,765	26,426
athenahealth, Inc.[1]	176,000	25,173
CONMED Corp.	376,600	23,850
Illumina, Inc.[1]	100,200	23,689
Osstem Implant Co., Ltd.[1]	412,245	20,537
Evolent Health, Inc., Class A1	1,436,000	20,463
Nakanishi Inc.	969,000	19,720
CryoLife, Inc.[1]	898,000	18,005
PRA Health Sciences, Inc.[1]	193,146	16,023
Hikma Pharmaceuticals PLC[2]	869,000	14,728
Ultragenyx Pharmaceutical Inc.[1]	274,374	13,990
BioMarin Pharmaceutical Inc.[1]	172,000	13,944
Tabula Rasa HealthCare, Inc.[1]	340,312	13,204
NuVasive, Inc.[1]	247,000	12,896
NuCana PLC (ADR)[1]	664,266	12,568
Wright Medical Group NV1	632,500	12,549
ImmunoGen, Inc.[1]	1,048,000	11,025
Haemonetics Corp.[1]	145,500	10,645
Divi’s Laboratories Ltd.[2]	584,864	9,850
Hypera SA, ordinary nominative	900,000	9,847
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	5,849
Capio AB2	711,366	3,600
Teleflex Inc.	12,000	3,060
NantKwest, Inc.[1]	773,700	3,010
Mitra Keluarga Karyasehat Tbk PT2	14,932,800	2,268
		745,665
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 194

unaudited
Common stocks Information technology 14.67%	Shares	Value (000)
Qorvo, Inc.[1]	699,900	$49,308
Mellanox Technologies, Ltd.[1]	676,000	49,247
Paycom Software, Inc.[1]	428,885	46,058
WIN Semiconductors Corp.	3,102,489	33,465
Topcon Corp.	1,707,510	33,322
Mitel Networks Corp.[1]	3,347,800	31,068
ZPG PLC[2]	6,260,620	29,526
Hamamatsu Photonics KK	735,753	27,790
VTech Holdings Ltd.[2]	2,189,000	27,714
AAC Technologies Holdings Inc.[2]	1,305,561	23,871
Lumentum Holdings Inc.[1]	364,500	23,255
Cree, Inc.[1]	538,507	21,707
Zebra Technologies Corp., Class A1	155,000	21,574
II-VI, Inc.[1]	423,000	17,301
Moneysupermarket.com Group PLC[2]	4,295,000	17,279
Cypress Semiconductor Corp.	850,000	14,416
X-FAB Silicon Foundries SE1,2	1,260,947	13,612
Cognex Corp.	250,000	12,997
MACOM Technology Solutions Holdings, Inc.[1]	756,000	12,550
Inphi Corp.[1]	405,000	12,191
Integrated Device Technology, Inc.[1]	386,000	11,796
Silicon Laboratories Inc.[1]	122,000	10,968
Vanguard International Semiconductor Corp.	4,700,000	10,800
j2 Global, Inc.	133,000	10,496
Viavi Solutions Inc.[1]	894,600	8,696
Endurance International Group Holdings, Inc.[1]	1,082,000	8,007
YY Inc., Class A (ADR)[1]	76,000	7,995
Cray Inc.[1]	373,300	7,727
RIB Software SE2	277,200	5,908
Finisar Corp.[1]	320,000	5,059
Gridsum Holding Inc., Class B (ADR)[1]	605,000	4,943
Acacia Communications, Inc.[1]	124,433	4,786
AGTech Holdings Ltd.[1,2]	30,000,000	3,608
Ribbon Communications Inc.[1]	307,215	1,567
Tobii AB1,2	138,742	535
Xurpas Inc.[2]	5,334,700	376
		621,518
Industrials 11.00%
International Container Terminal Services, Inc.[2]	20,180,000	38,768
Nihon M&A Center Inc.	837,392	28,797
Advanced Disposal Services, Inc.[1]	1,159,501	25,834
Allegiant Travel Co.	134,600	23,225
Nabtesco Corp.	592,796	22,864
Curtiss-Wright Corp.	167,684	22,649
Tsubaki Nakashima Co., Ltd.	828,361	21,450
Welbilt Inc.[1]	1,050,000	20,422
Johnson Electric Holdings Ltd.[2]	5,162,000	19,426
ABM Industries Inc.	522,800	17,503
Grafton Group PLC, units[2]	1,557,000	16,823
NORMA Group SE, non-registered shares[2]	215,718	16,156
BWX Technologies, Inc.	235,665	14,972
Air Lease Corp., Class A	350,000	14,917
AKR Corporindo Tbk PT2	30,527,800	12,632
JELD-WEN Holding, Inc.[1]	408,000	12,493
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 194

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
J. Kumar Infraprojects Ltd.[2]	2,901,000	$12,206
Amara Raja Batteries Ltd.[2]	969,766	11,972
Nexans SA2	221,000	11,439
Matson, Inc.	379,000	10,855
Fujitec Co., Ltd.	815,000	10,721
Boyd Group Income Fund	131,200	10,609
Harmonic Drive Systems Inc.	176,400	10,127
Generac Holdings Inc.[1]	210,000	9,641
Carborundum Universal Ltd.[2]	1,740,000	9,335
Bossard Holding AG2	44,100	9,072
Havells India Ltd.[2]	977,874	7,374
KeyW Holding Corp.[1]	750,000	5,895
va-Q-tec AG1,2	262,000	5,710
Europcar Groupe SA2	464,040	5,163
Talgo SA, non-registered shares[1,2]	583,000	3,771
PayPoint PLC[2]	203,500	2,276
Alliance Global Group, Inc.[1,2]	3,754,200	953
		466,050
Financials 9.73%
Kotak Mahindra Bank Ltd.[2]	3,282,732	53,239
Texas Capital Bancshares, Inc.[1]	524,623	47,164
Essent Group Ltd.[1]	1,018,841	43,362
Cannae Holdings, Inc.[1]	1,625,000	30,647
Webster Financial Corp.	553,000	30,636
Avanza Bank Holding AB2	560,129	29,638
Close Brothers Group PLC[2]	905,303	18,237
EFG International AG2	2,231,703	17,871
Trupanion, Inc.[1]	549,000	16,410
Bharat Financial Inclusion Ltd.[1,2]	914,511	15,520
NMI Holdings, Inc.[1]	928,075	15,360
Eagle Bancorp, Inc.[1]	236,000	14,125
City Union Bank Ltd.[2]	5,185,775	13,810
Numis Corp. PLC[2]	2,022,302	10,360
KKR Real Estate Finance Trust Inc. REIT	423,700	8,499
BPER Banca SPA[2]	1,472,000	8,220
Signature Bank[1]	42,000	5,962
Eurobank Ergasias SA1,2	5,950,000	5,677
Bank of Hawaii Corp.	63,100	5,244
Great Western Bancorp, Inc.	127,500	5,134
IRB Brasil Resseguros SA	367,600	4,656
Bank of Ireland Group PLC[1,2]	469,984	4,099
First Hawaiian, Inc.	142,600	3,968
National Bank of Pakistan	5,270,000	2,286
Permanent TSB Group Holdings PLC[1,2]	750,000	1,847
		411,971
Materials 3.39%
Lundin Mining Corp.	6,820,000	44,729
Sirius Minerals PLC[1,2]	44,273,655	18,878
PolyOne Corp.	350,000	14,882
Hudbay Minerals Inc.	1,631,500	11,549
Century Aluminum Co.[1]	640,000	10,585
Buzzi Unicem SPA[2]	429,000	10,051
CPMC Holdings Ltd.[2]	11,300,000	7,368
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 194

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Indorama Ventures PCL, foreign registered	3,658,000	$6,697
Steel Dynamics, Inc.	148,300	6,558
Mayr-Melnhof Karton AG, non-registered shares[2]	34,769	5,273
Arkema SA2	27,400	3,577
KOLON Industries, Inc.	50,000	3,162
S H Kelkar and Co. Ltd.[2]	49,547	198
		143,507
Energy 3.00%
Cactus, Inc., Class A1	916,100	24,671
Whitecap Resources Inc.	3,404,880	20,825
Whitecap Resources Inc.[2,4]	270,000	1,626
SM Energy Co.	1,111,000	20,031
Kosmos Energy Ltd.[1]	1,765,000	11,119
Venture Global LNG, Inc., Series C1,2,3,4,5	2,760	10,408
Tullow Oil PLC[1,2]	3,314,866	9,125
Source Energy Services Ltd.[1]	2,120,000	8,178
Golar LNG Ltd.	209,900	5,743
RSP Permian, Inc.[1]	110,000	5,157
Ophir Energy PLC[1,2]	6,652,492	4,911
Independence Contract Drilling, Inc.[1]	1,270,306	4,802
Africa Oil Corp.[1,2]	430,000	401
		126,997
Consumer staples 2.99%
Varun Beverages Ltd.[2]	2,504,974	24,385
Treasury Wine Estates Ltd.[2]	1,834,975	23,955
COSMOS Pharmaceutical Corp.	90,546	18,368
Century Pacific Food, Inc.[2]	32,693,000	10,734
Philip Morris CR AS2	10,500	8,732
Kernel Holding SA2	493,041	7,216
Milbon Co., Ltd.	163,000	7,206
Emperador Inc.[1,2]	45,300,000	6,467
Morinaga & Co., Ltd.	119,400	5,256
PriceSmart, Inc.	55,100	4,604
Delfi Ltd.[2]	3,729,800	4,181
Del Monte Pacific Ltd.[2]	20,169,223	3,612
Hyundai Department Store Co., Ltd.	20,090	1,745
		126,461
Real estate 2.68%
WHA Corp. PCL	372,370,250	44,537
MGM Growth Properties LLC REIT, Class A	1,323,600	35,128
Inmobiliaria Colonial Socimi SA REIT[2]	900,000	10,411
Mahindra Lifespace Developers Ltd.[2]	1,069,195	7,294
K. Wah International Holdings Ltd.[2]	8,789,639	5,911
São Carlos Empreendimentos e Participações S.A	344,300	3,922
BR Properties SA, ordinary nominative	1,284,800	3,514
Prologis Property Mexico, SA de CV REIT	1,538,600	2,941
		113,658
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 194

unaudited
Common stocks Utilities 1.83%	Shares	Value (000)
ENN Energy Holdings Ltd.[2]	4,991,400	$44,765
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares[2]	6,201,733	19,140
EDP - Energias do Brasil SA	2,750,000	11,076
Energy World Corp. Ltd.[1,2]	10,883,000	2,453
		77,434
Telecommunication services 0.54%
TalkTalk Telecom Group PLC[2]	4,905,500	7,979
Play Communications SA, non-registered shares[1,2]	795,000	7,720
Indosat Tbk PT2	12,616,000	4,356
Zegona Communications PLC[2]	1,980,903	2,847
		22,902
Miscellaneous 4.50%
Other common stocks in initial period of acquisition		190,797
Total common stocks (cost: $3,036,493,000)		3,853,314
Rights & warrants 0.00% Real estate 0.00%
WHA Corp. PCL, warrants, expire 2020[1]	772,382	189
Total rights & warrants (cost: $0)		189
Convertible bonds 0.18% Consumer discretionary 0.18%	Principal amount (000)
Caesars Entertainment Corp. 5.00% 2024	$4,469	7,813
Total convertible bonds (cost: $8,498,000)		7,813
Bonds, notes & other debt instruments 0.10% U.S. Treasury bonds & notes 0.10% U.S. Treasury 0.10%
U.S. Treasury 0.875% 2018[6]	4,125	4,114
Total bonds, notes & other debt instruments (cost: $4,117,000)		4,114
Short-term securities 8.36%
Canada Bill 1.74% due 4/12/2018	45,000	44,970
Federal Home Loan Bank 1.42%–1.62% due 4/9/2018–5/4/2018	44,900	44,867
Hydro-Québec 1.63% due 4/18/2018[4]	50,000	49,950
Nestlé Capital Corp. 1.74%–1.83% due 4/5/2018–4/17/2018[4]	40,000	39,975
Sanofi 1.79% due 5/7/2018[4]	25,000	24,948
Société Générale 1.62% due 4/2/2018[4]	19,400	19,397
U.S. Treasury Bills 1.41%–1.67% due 4/19/2018–6/28/2018	121,100	120,757
Victory Receivables Corp. 1.90% due 4/18/2018[4]	9,300	9,290
Total short-term securities (cost: $354,229,000)		354,154
Total investment securities 99.62% (cost: $3,403,337,000)		4,219,584
Other assets less liabilities 0.38%		15,885
Net assets 100.00%		$4,235,469
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 194

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD17,062	GBP12,190	Citibank	4/23/2018	$(43)
USD16,827	JPY1,765,175	JPMorgan Chase	4/27/2018	212
USD10,117	INR663,163	Citibank	5/25/2018	20
USD47,761	GBP34,000	HSBC Bank	5/25/2018	(9)
				$180
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Hostelworld Group PLC[2,7]	6,212,000	—	1,977,000	4,235,000	$1,605	$(1,079)	$—	$—
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,254,005,000, which represented 29.61% of the net assets of the fund. This amount includes $1,238,184,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $155,594,000, which represented 3.67% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $558,000, which represented .01% of the net assets of the fund.
[7]	Unaffiliated issuer at 3/31/2018.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Series C	5/1/2015	$8,280	$10,408.25%

Key to abbreviations and symbol
ADR = American Depositary Receipts
GBP = British pounds
INR = Indian rupees
JPY = Japanese yen
USD/$ = U.S. dollars
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 194

Growth Fund
Investment portfolio
March 31, 2018
unaudited
Common stocks 95.61% Information technology 32.48%	Shares	Value (000)
Facebook, Inc., Class A1	7,340,500	$1,172,938
Microsoft Corp.	11,254,000	1,027,153
Alphabet Inc., Class C1	663,000	684,077
Alphabet Inc., Class A1	321,500	333,440
Broadcom Ltd.	3,178,100	748,919
ASML Holding NV (New York registered)	2,382,000	472,970
ASML Holding NV2	1,199,568	237,254
ServiceNow, Inc.[1]	2,795,000	462,433
Taiwan Semiconductor Manufacturing Co., Ltd.	36,360,000	308,643
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,975,392	130,203
Visa Inc., Class A	2,955,000	353,477
Intel Corp.	4,790,000	249,463
Samsung Electronics Co., Ltd.	89,000	205,487
Samsung Electronics Co., Ltd., nonvoting preferred	11,300	21,627
Activision Blizzard, Inc.	2,996,300	202,130
Paycom Software, Inc.[1]	1,510,600	162,223
Apple Inc.	791,000	132,714
Nintendo Co., Ltd.	299,960	132,069
Alibaba Group Holding Ltd. (ADR)[1]	675,000	123,889
Intuit Inc.	650,000	112,678
Hexagon AB, Class B2	1,788,300	106,956
Workday, Inc., Class A1	838,000	106,518
TE Connectivity Ltd.	1,065,000	106,394
Square, Inc., Class A1	1,985,000	97,662
Amphenol Corp., Class A	650,000	55,985
Murata Manufacturing Co., Ltd.	387,000	52,979
Fiserv, Inc.[1]	706,000	50,345
Jack Henry & Associates, Inc.	407,000	49,227
RingCentral, Inc., Class A1	680,000	43,180
PayPal Holdings, Inc.[1]	513,000	38,921
Sabre Corp.	1,314,300	28,192
VeriSign, Inc.[1]	185,000	21,934
Snap Inc., Class A1	1,179,600	18,720
		8,050,800
Consumer discretionary 20.52%
Amazon.com, Inc.[1]	1,147,916	1,661,425
Netflix, Inc.[1]	2,370,000	699,979
Tesla, Inc.[1]	1,813,000	482,494
Home Depot, Inc.	2,240,000	399,258
Booking Holdings Inc.[1]	151,531	315,244
NIKE, Inc., Class B	4,255,000	282,702
Comcast Corp., Class A	7,525,000	257,129
Charter Communications, Inc., Class A1	698,680	217,443
Ulta Beauty, Inc.[1]	998,800	204,025
Starbucks Corp.	2,895,000	167,591
American Funds Insurance Series — Growth Fund — Page 13 of 194

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
CBS Corp., Class B	2,000,000	$102,780
MGM Resorts International	1,795,500	62,878
Newell Brands Inc.	1,818,900	46,346
Paddy Power Betfair PLC[2]	440,000	45,193
Luxottica Group SpA[2]	689,000	42,864
Domino’s Pizza, Inc.	152,600	35,641
Norwegian Cruise Line Holdings Ltd.[1]	670,000	35,490
Sturm, Ruger & Co., Inc.	557,788	29,284
		5,087,766
Health care 12.99%
UnitedHealth Group Inc.	3,017,500	645,745
Intuitive Surgical, Inc.[1]	940,500	388,267
Regeneron Pharmaceuticals, Inc.[1]	894,000	307,858
Humana Inc.	993,200	267,002
Boston Scientific Corp.[1]	7,255,000	198,207
Vertex Pharmaceuticals Inc.[1]	1,211,400	197,434
Illumina, Inc.[1]	775,000	183,225
Thermo Fisher Scientific Inc.	795,000	164,136
Centene Corp.[1]	1,510,000	161,374
Hologic, Inc.[1]	4,302,130	160,727
Express Scripts Holding Co.[1]	2,256,200	155,858
Aetna Inc.	762,600	128,879
DexCom, Inc.[1]	1,160,000	86,026
ResMed Inc.	755,000	74,345
Merck & Co., Inc.	700,000	38,129
Incyte Corp.[1]	440,000	36,665
Intercept Pharmaceuticals, Inc.[1]	325,000	19,994
ACADIA Pharmaceuticals Inc.[1]	270,000	6,067
		3,219,938
Financials 10.80%
Wells Fargo & Co.	9,990,454	523,600
BlackRock, Inc.	539,000	291,987
Goldman Sachs Group, Inc.	922,400	232,316
JPMorgan Chase & Co.	1,947,000	214,112
Berkshire Hathaway Inc., Class A1	410	122,631
Berkshire Hathaway Inc., Class B1	363,734	72,558
PNC Financial Services Group, Inc.	1,083,600	163,884
Legal & General Group PLC[2]	40,158,246	145,345
Bank of America Corp.	4,015,000	120,410
Capital One Financial Corp.	1,111,100	106,466
Onex Corp.	1,342,800	96,843
FCB Financial Holdings, Inc., Class A1	1,680,000	85,848
Fifth Third Bancorp	2,500,000	79,375
First Republic Bank	755,000	69,920
T. Rowe Price Group, Inc.	627,500	67,751
Financial Engines, Inc.	1,800,000	63,000
CME Group Inc., Class A	350,100	56,625
Oaktree Capital Group, LLC	1,078,000	42,689
MarketAxess Holdings Inc.	180,000	39,139
Chubb Ltd.	250,000	34,192
American Funds Insurance Series — Growth Fund — Page 14 of 194

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Webster Financial Corp.	464,000	$25,706
Morgan Stanley	411,000	22,177
		2,676,574
Energy 6.76%
Concho Resources Inc.[1]	1,870,000	281,117
EOG Resources, Inc.	2,402,400	252,901
Noble Energy, Inc.	5,663,000	171,589
Suncor Energy Inc.	4,588,116	158,433
Halliburton Co.	2,500,000	117,350
Chevron Corp.	1,000,000	114,040
Pioneer Natural Resources Co.	630,000	108,221
Schlumberger Ltd.	1,650,000	106,887
Enbridge Inc. (CAD denominated)	1,613,676	50,750
Enbridge Inc. (CAD denominated)[2,3]	664,506	20,689
Tourmaline Oil Corp.	3,427,000	58,119
Royal Dutch Shell PLC, Class B (ADR)	760,100	49,809
Royal Dutch Shell PLC, Class A (ADR)	70,279	4,485
Seven Generations Energy Ltd., Class A1	4,083,078	50,706
Diamondback Energy, Inc.[1]	371,721	47,030
Murphy Oil Corp.	1,043,200	26,956
Hess Corp.	470,300	23,807
Peyto Exploration & Development Corp.	2,344,000	19,649
Weatherford International PLC[1]	6,073,839	13,909
		1,676,447
Industrials 5.12%
TransDigm Group Inc.	524,000	160,837
MTU Aero Engines AG2	938,098	158,077
Boeing Co.	450,000	147,546
On Assignment, Inc.[1]	1,279,500	104,765
Raytheon Co.	458,025	98,851
Northrop Grumman Corp.	269,000	93,913
Norfolk Southern Corp.	633,000	85,949
Grafton Group PLC, units[2]	7,859,100	84,915
Caterpillar Inc.	505,000	74,427
Fortive Corp.	875,000	67,830
Johnson Controls International PLC	1,355,000	47,750
FedEx Corp.	168,000	40,338
Meggitt PLC[2]	6,324,547	38,331
Lockheed Martin Corp.	110,000	37,172
Masco Corp.	722,000	29,198
		1,269,899
Consumer staples 1.77%
Kerry Group PLC, Class A2	1,300,000	132,148
Philip Morris International Inc.	800,000	79,520
Constellation Brands, Inc., Class A	315,000	71,795
Costco Wholesale Corp.	280,000	52,760
Coca-Cola Co.	990,000	42,996
Pinnacle Foods Inc.	515,000	27,862
Coca-Cola European Partners plc	470,000	19,580
British American Tobacco PLC[2]	227,703	13,207
		439,868
American Funds Insurance Series — Growth Fund — Page 15 of 194

unaudited
Common stocks Real estate 1.05%	Shares	Value (000)
Equinix, Inc. REIT	399,000	$166,838
Iron Mountain Inc. REIT	2,000,000	65,720
American Tower Corp. REIT	190,000	27,614
		260,172
Materials 0.87%
Goldcorp Inc.	5,095,000	70,413
DowDuPont Inc.	903,810	57,582
Praxair, Inc.	314,200	45,339
Sherwin-Williams Co.	105,000	41,172
		214,506
Telecommunication services 0.70%
Zayo Group Holdings, Inc.[1]	3,245,000	110,849
T-Mobile US, Inc.[1]	1,017,000	62,078
		172,927
Utilities 0.27%
Exelon Corp.	1,705,000	66,512
Miscellaneous 2.28%
Other common stocks in initial period of acquisition		566,235
Total common stocks (cost: $14,398,085,000)		23,701,644
Convertible stocks 0.05% Consumer discretionary 0.05%
Uber Technologies, Inc., Series F, noncumulative convertible preferred[2,4,5]	268,677	11,352
Total convertible stocks (cost: $10,650,000)		11,352
Short-term securities 4.47%	Principal amount (000)
Chevron Corp. 1.55% due 4/10/2018[3]	$20,300	20,288
Coca-Cola Co. 1.60% due 4/13/2018[3]	40,000	39,970
ExxonMobil Corp. 1.81% due 4/9/2018	50,000	49,973
Fannie Mae 1.67% due 6/18/2018	50,000	49,814
Federal Farm Credit Banks 1.43% due 5/2/2018	51,100	51,028
Federal Home Loan Bank 1.40%–1.68% due 4/2/2018–5/14/2018	407,200	406,799
Hershey Co. 1.80% due 4/16/2018[3]	20,000	19,982
Home Depot Inc. 1.64% due 4/2/2018[3]	7,400	7,399
PepsiCo Inc. 1.78% due 4/9/2018[3]	7,450	7,446
Pfizer Inc. 1.85% due 5/15/2018[3]	105,000	104,739
U.S. Treasury Bills 1.39%–1.56% due 4/19/2018–11/8/2018	230,700	230,000
United Parcel Service Inc. 1.55% due 4/3/2018[3]	47,400	47,389
Wal-Mart Stores, Inc. 1.77%–1.85% due 4/16/2018–4/23/2018[3]	53,500	53,447
Walt Disney Co. 1.63% due 4/25/2018[3]	20,600	20,571
Total short-term securities (cost: $1,109,050,000)		1,108,845
Total investment securities 100.13% (cost: $15,517,785,000)		24,821,841
Other assets less liabilities (0.13)%		(32,176)
Net assets 100.00%		$24,789,665
American Funds Insurance Series — Growth Fund — Page 16 of 194

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $1,036,331,000, which represented 4.18% of the net assets of the fund. This amount includes $1,004,290,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $341,920,000, which represented 1.38% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, noncumulative convertible preferred	5/22/2015	$10,650	$11,352.05%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 17 of 194

International Fund
Investment portfolio
March 31, 2018
unaudited
Common stocks 92.48% Financials 17.63%	Shares	Value (000)
AIA Group Ltd.[1]	40,078,700	$342,129
HDFC Bank Ltd.[1]	8,416,569	249,794
HDFC Bank Ltd. (ADR)	130,800	12,919
UniCredit SpA[1,2]	7,008,947	147,015
Prudential PLC[1]	5,142,265	128,433
Kotak Mahindra Bank Ltd.[1]	6,186,048	100,325
Credit Suisse Group AG1	5,778,789	96,924
Sberbank of Russia PJSC (ADR)[1]	5,111,150	95,456
Barclays PLC[1]	24,242,926	70,740
Axis Bank Ltd.[1,3,4]	8,530,055	61,314
Axis Bank Ltd.[1]	736,300	5,800
BNP Paribas SA1	871,058	64,564
Banco Santander, SA1	8,317,767	54,232
UBS Group AG1	2,997,927	52,766
State Bank of India[1]	12,103,000	46,654
HSBC Holdings PLC (HKD denominated)[1]	3,711,616	35,207
Hana Financial Group Inc.	704,000	30,217
Metropolitan Bank & Trust Co.[1]	12,130,000	20,025
Commerzbank AG, non-registered shares[1,2]	1,537,000	19,963
KB Financial Group Inc.	320,000	18,223
Bank of China Ltd., Class H1	32,496,000	17,660
Société Générale[1]	303,575	16,511
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,050,000	16,380
RSA Insurance Group PLC[1]	1,542,100	13,631
Royal Bank of Canada	135,000	10,428
ICICI Bank Ltd.[1]	1,485,235	6,382
ICICI Bank Ltd. (ADR)	323,062	2,859
Sumitomo Mitsui Financial Group, Inc.	202,000	8,461
Aditya Birla Capital Ltd.[1,2]	2,389,486	5,392
Bangkok Bank PCL, nonvoting depository receipt	64,800	408
		1,750,812
Information technology 11.87%
Samsung Electronics Co., Ltd.	111,683	257,859
Alibaba Group Holding Ltd. (ADR)[2]	1,361,800	249,945
Tencent Holdings Ltd.[1]	3,890,687	207,095
ASML Holding NV1	618,834	122,395
Nintendo Co., Ltd.	162,739	71,652
Worldpay, Inc., Class A (GBP denominated)[1,2]	535,597	43,220
Murata Manufacturing Co., Ltd.	290,500	39,769
Tokyo Electron Ltd.	192,200	36,145
Hamamatsu Photonics KK	944,400	35,671
SK hynix, Inc.	421,000	32,111
Keyence Corp.	50,800	31,521
Samsung SDI Co., Ltd.	135,931	24,549
American Funds Insurance Series — International Fund — Page 18 of 194

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
OMRON Corp.	250,000	$14,704
AAC Technologies Holdings Inc.[1]	665,246	12,164
		1,178,800
Consumer discretionary 10.90%
Galaxy Entertainment Group Ltd.[1]	15,379,000	140,968
Techtronic Industries Co. Ltd.[1]	15,359,500	90,724
Hyundai Motor Co.	672,100	90,483
Naspers Ltd., Class N1	334,100	81,840
Kering SA1	160,638	77,000
Altice NV, Class A1,2	7,541,269	62,353
Altice NV, Class B1,2	1,077,927	8,898
Sands China Ltd.[1]	11,098,000	60,259
Ctrip.com International, Ltd. (ADR)[2]	1,140,600	53,175
Industria de Diseño Textil, SA1	1,474,404	46,196
Melco Resorts & Entertainment Ltd. (ADR)	1,494,400	43,308
Ryohin Keikaku Co., Ltd.	129,000	43,271
William Hill PLC[1]	6,980,000	32,353
Hyundai Mobis Co., Ltd.	133,600	30,019
Li & Fung Ltd.[1]	60,242,000	29,744
Merlin Entertainments PLC[1]	5,390,000	26,209
Kingfisher PLC[1]	5,851,000	24,057
Paddy Power Betfair PLC[1]	226,000	23,213
Toyota Motor Corp.	325,800	20,892
Petrobras Distribuidora S.A.	2,449,000	17,111
ITV PLC[1]	8,441,291	17,083
Sony Corp.	329,500	15,931
LVMH Moët Hennessy-Louis Vuitton SE1	41,500	12,794
Midea Group Co., Ltd., Class A	1,341,000	11,622
Volkswagen AG, nonvoting preferred[1]	48,000	9,544
B&M European Value Retail SA1	1,543,700	8,479
Global Brands Group Holding Ltd.[1,2]	83,074,000	4,698
		1,082,224
Industrials 10.89%
Airbus SE, non-registered shares[1]	2,926,849	338,537
Rolls-Royce Holdings PLC[1,2]	10,539,900	128,986
Ryanair Holdings PLC (ADR)[2]	705,700	86,695
SMC Corp.	206,100	83,404
Safran SA1	549,000	58,159
Nidec Corp.	377,200	58,088
Recruit Holdings Co., Ltd.	1,965,000	48,825
Komatsu Ltd.	1,397,100	46,561
Jardine Matheson Holdings Ltd.[1]	646,600	39,885
Airports of Thailand PCL, foreign registered	18,157,000	39,194
Eiffage SA1	326,000	37,125
Rheinmetall AG1	174,400	24,786
International Container Terminal Services, Inc.[1]	12,890,350	24,764
Babcock International Group PLC[1]	1,574,000	14,776
Hyundai Heavy Industries Co., Ltd.[2]	117,246	14,520
Thales[1]	105,000	12,790
Kawasaki Heavy Industries, Ltd.	300,000	9,697
American Funds Insurance Series — International Fund — Page 19 of 194

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
BAE Systems PLC[1]	1,141,000	$9,312
Alliance Global Group, Inc.[1,2]	20,000,000	5,075
		1,081,179
Health care 10.16%
Novartis AG1	2,508,000	202,817
Teva Pharmaceutical Industries Ltd. (ADR)	6,910,598	118,102
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	3,304,730	70,342
Grifols, SA, Class A, non-registered shares[1]	881,000	24,946
Grifols, SA, Class B (ADR)	793,690	16,826
Fresenius SE & Co. KGaA[1]	1,193,000	91,095
Daiichi Sankyo Co., Ltd.	2,362,000	78,253
Takeda Pharmaceutical Co. Ltd.	1,571,700	76,540
Chugai Pharmaceutical Co., Ltd.	1,254,500	63,415
Shire PLC[1]	1,118,250	55,696
Hikma Pharmaceuticals PLC[1]	3,044,380	51,595
Sysmex Corp.	549,000	49,726
Merck KGaA[1]	420,900	40,366
Fresenius Medical Care AG & Co. KGaA[1]	351,000	35,828
Essilor International SA1	244,800	33,035
ConvaTec Group PLC[1]	76,200	213
		1,008,795
Consumer staples 8.60%
Pernod Ricard SA1	717,437	119,475
Nestlé SA1	1,317,700	104,274
Associated British Foods PLC[1]	2,671,488	93,315
Treasury Wine Estates Ltd.[1]	6,529,100	85,234
British American Tobacco PLC[1]	1,454,200	84,346
AMOREPACIFIC Corp.	250,474	74,491
KOSÉ Corp.	308,100	64,469
Thai Beverage PCL[1]	73,460,000	43,812
Kirin Holdings Co., Ltd.	1,605,700	42,734
Meiji Holdings Co., Ltd.	456,400	34,735
Imperial Brands PLC[1]	760,000	25,877
Philip Morris International Inc.	240,694	23,925
LG Household & Health Care Ltd.	19,000	21,533
Kao Corp.	184,000	13,798
Glanbia PLC[1]	605,527	10,458
Seven & i Holdings Co., Ltd.	184,000	7,890
AMOREPACIFIC Group	29,036	3,868
		854,234
Materials 7.06%
Asahi Kasei Corp.	9,293,400	122,160
Glencore PLC[1]	23,294,500	115,810
Vale SA, ordinary nominative (ADR)	8,268,266	105,172
Vale SA, ordinary nominative	102,481	1,309
First Quantum Minerals Ltd.	5,407,000	75,918
Teck Resources Ltd., Class B	2,769,100	71,312
Nitto Denko Corp.	659,800	49,459
Akzo Nobel NV1	379,401	35,856
Grasim Industries Ltd.[1]	1,867,785	30,249
Ambuja Cements Ltd.[1]	5,704,000	20,504
Linde AG, non-registered shares[1,2]	95,000	19,993
American Funds Insurance Series — International Fund — Page 20 of 194

unaudited
Common stocks Materials (continued)	Shares	Value (000)
CRH PLC[1]	523,000	$17,776
BASF SE1	160,500	16,306
Fortescue Metals Group Ltd.[1]	2,860,000	9,569
Evonik Industries AG1	268,010	9,453
		700,846
Utilities 5.18%
Ørsted AS1	1,580,324	102,861
ENN Energy Holdings Ltd.[1]	10,716,000	96,106
China Gas Holdings Ltd.[1]	22,790,000	83,597
EDP - Energias de Portugal, SA1	14,824,615	56,356
ENGIE SA1	2,670,757	44,605
ENGIE SA, bonus shares[1]	302,758	5,056
CK Infrastructure Holdings Ltd.[1]	4,152,000	34,124
Iberdrola, SA, non-registered shares[1]	3,425,551	25,187
SSE PLC[1]	1,212,416	21,711
Power Grid Corp. of India Ltd.[1]	7,078,408	21,087
Gas Natural SDG, SA1	552,000	13,181
China Resources Gas Group Ltd.[1]	3,096,000	10,812
		514,683
Energy 4.38%
Royal Dutch Shell PLC, Class B1	2,675,000	86,128
Royal Dutch Shell PLC, Class A1	1,440,256	45,156
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)[2]	5,946,000	77,238
Petróleo Brasileiro SA (Petrobras), preferred nominative[2]	2,478,000	16,054
Suncor Energy Inc.	1,433,000	49,483
Oil Search Ltd.[1]	8,643,000	47,740
TOTAL SA1	774,138	43,983
Canadian Natural Resources, Ltd. (CAD denominated)	943,000	29,643
Enbridge Inc. (CAD denominated)	450,182	14,158
Enbridge Inc. (CAD denominated)[1,4]	160,859	5,009
BP PLC[1]	2,728,761	18,358
Tullow Oil PLC[1,2]	613,309	1,688
		434,638
Real estate 1.67%
CK Asset Holdings Ltd.[1]	7,606,000	64,359
Ayala Land, Inc.[1]	53,650,700	42,392
Sun Hung Kai Properties Ltd.[1]	2,488,666	39,642
China Overseas Land & Investment Ltd.[1]	5,566,000	19,566
		165,959
Telecommunication services 1.62%
SoftBank Group Corp.	911,900	68,116
Nippon Telegraph and Telephone Corp.	1,117,000	51,426
BT Group PLC[1]	7,523,000	24,018
TalkTalk Telecom Group PLC[1]	5,624,000	9,148
Intouch Holdings PCL, foreign registered	4,631,000	8,590
		161,298
Miscellaneous 2.52%
Other common stocks in initial period of acquisition		249,728
Total common stocks (cost: $7,092,460,000)		9,183,196
American Funds Insurance Series — International Fund — Page 21 of 194

unaudited
Rights & warrants 0.04% Miscellaneous 0.04%	Shares	Value (000)
Other rights & warrants in initial period of acquisition		$4,174
Total rights & warrants (cost: $5,434,000)		4,174
Bonds, notes & other debt instruments 0.55% Corporate bonds & notes 0.37% Materials 0.37%	Principal amount (000)
First Quantum Minerals Ltd. 7.00% 2021[4]	$3,725	3,741
First Quantum Minerals Ltd. 7.25% 2022[4]	25,720	25,849
Vale SA 6.875% 2036	955	1,128
Vale SA 6.875% 2039	4,685	5,575
Vale SA 5.625% 2042	65	69
Total corporate bonds & notes		36,362
Bonds & notes of governments & government agencies outside the U.S. 0.13%
Brazil (Federative Republic of) 0% 2021	BRL42,802	10,025
Brazil (Federative Republic of) Global 4.875% 2021	$420	438
Brazil (Federative Republic of) 10.00% 2027	BRL8,345	2,609
		13,072
U.S. Treasury bonds & notes 0.05% U.S. Treasury 0.05%
U.S. Treasury 0.875% 2018	$5,000	4,987
Total U.S. Treasury bonds & notes		4,987
Total bonds, notes & other debt instruments (cost: $44,976,000)		54,421
Short-term securities 5.88%
Chevron Corp. 1.85% due 4/20/2018[4]	50,000	49,945
Commonwealth Bank of Australia 1.92% due 4/19/2018[4]	25,000	24,972
CPPIB Capital Inc. 1.80% due 4/6/2018–4/23/2018[4]	109,000	108,912
Federal Home Loan Bank 1.60%–1.75% due 4/27/2018–6/13/2018	97,600	97,371
Hershey Co. 1.80% due 4/9/2018[4]	25,000	24,987
Hydro-Québec 1.88% due 4/18/2018[4]	30,000	29,970
Mitsubishi UFJ Trust and Banking Corp. 2.00% due 8/1/2018[4]	25,000	24,796
Mizuho Bank, Ltd. 1.87% due 4/26/2018[4]	30,000	29,956
Nestlé Capital Corp. 1.73%–1.94% due 4/5/2018–5/21/2018[4]	43,000	42,983
Novartis Finance Corp. 1.76% due 4/4/2018[4]	10,000	9,997
Province of Alberta 1.69% due 4/6/2018[4]	19,700	19,693
Société Générale 1.62% due 4/2/2018[4]	34,400	34,394
Starbird Funding Corp. 1.70% due 4/2/2018[4]	1,700	1,700
Total Capital Canada Ltd. 1.74% due 5/9/2018[4]	35,000	34,920
U.S. Treasury Bill 1.42% due 6/7/2018	40,000	39,879
Victory Receivables Corp. 1.80% due 4/6/2018[4]	10,000	9,996
Total short-term securities (cost: $584,588,000)		584,471
Total investment securities 98.95% (cost: $7,727,458,000)		9,826,262
Other assets less liabilities 1.05%		104,078
Net assets 100.00%		$9,930,340
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — International Fund — Page 22 of 194

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD26,709	INR1,744,071	Bank of America, N.A.	4/16/2018	$26
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $6,004,074,000, which represented 60.46% of the net assets of the fund. This amount includes $5,678,536,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $543,134,000, which represented 5.47% of the net assets of the fund.

Private placement security	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	11/14/2017-12/18/2017	$60,701	$61,314.62%

Key to abbreviations and symbol
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
GBP = British pounds
HKD = Hong Kong dollars
INR = Indian rupees
USD/$ = U.S. dollars
American Funds Insurance Series — International Fund — Page 23 of 194

New World Fund®
Investment portfolio
March 31, 2018
unaudited
Common stocks 91.13% Information technology 21.62%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	9,887,000	$83,926
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	700,000	30,632
Alphabet Inc., Class C1	73,700	76,043
Alphabet Inc., Class A1	16,900	17,528
Baidu, Inc., Class A (ADR)[1]	382,600	85,392
Murata Manufacturing Co., Ltd.	441,000	60,372
Alibaba Group Holding Ltd. (ADR)[1]	281,737	51,710
Samsung Electronics Co., Ltd.	12,000	27,706
Samsung Electronics Co., Ltd., nonvoting preferred	7,750	14,833
Broadcom Ltd.	152,950	36,043
United Microelectronics Corp.	53,484,615	28,433
Renesas Electronics Corp.[1]	2,461,800	24,750
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	3,500,000	22,975
TravelSky Technology Ltd., Class H2	7,580,456	22,208
Mastercard Inc., Class A	123,500	21,632
AAC Technologies Holdings Inc.[2]	1,180,100	21,577
Applied Materials, Inc.	350,000	19,464
Microsoft Corp.	194,000	17,706
TEMENOS Group AG (Switzerland)[2]	141,500	16,972
Amadeus IT Group SA, Class A, non-registered shares[2]	196,000	14,485
Facebook, Inc., Class A1	76,200	12,176
Tencent Holdings Ltd.[2]	207,300	11,034
ASML Holding NV2	48,500	9,592
Halma PLC[2]	527,600	8,731
Intel Corp.	124,460	6,482
Largan Precision Co., Ltd.	48,000	5,515
EPAM Systems, Inc.[1]	40,500	4,638
Hexagon AB, Class B2	59,840	3,579
Apple Inc.	21,000	3,523
VeriSign, Inc.[1]	18,000	2,134
		761,791
Financials 14.26%
HDFC Bank Ltd.[2]	2,075,849	61,609
HDFC Bank Ltd. (ADR)	174,868	17,271
Grupo Financiero Galicia SA, Class B (ADR)	1,123,355	73,872
B3 SA - Brasil, Bolsa, Balcao	7,351,000	59,368
AIA Group Ltd.[2]	6,361,600	54,305
BBVA Banco Francés SA (ADR)	1,475,000	33,645
Shriram Transport Finance Co. Ltd.[2]	1,365,000	30,278
Sberbank of Russia PJSC (ADR)	682,500	12,729
Sberbank of Russia PJSC (ADR)[2]	628,000	11,728
Capitec Bank Holdings Ltd.[2]	326,876	24,078
Industrial and Commercial Bank of China Ltd., Class H2	27,600,000	23,932
UniCredit SpA[1,2]	1,123,984	23,576
Société Générale[2]	306,000	16,643
American Funds Insurance Series — New World Fund — Page 24 of 194

unaudited
Common stocks Financials (continued)	Shares	Value (000)
HSBC Holdings PLC[2]	1,500,000	$14,010
Moscow Exchange MICEX-RTS PJSC	5,880,000	12,008
Kotak Mahindra Bank Ltd.[2]	670,000	10,866
Credicorp Ltd.	30,000	6,811
Prudential PLC[2]	249,520	6,232
Bank Central Asia Tbk PT2	3,660,000	6,214
Ayala Corp.[2]	180,000	3,291
China Construction Bank Corp., Class H2	535	1
		502,467
Materials 9.88%
First Quantum Minerals Ltd.	5,680,283	79,755
Vale SA, ordinary nominative	4,093,786	52,287
Randgold Resources Ltd.[2]	529,600	43,830
China Hongqiao Group Ltd.[2]	27,221,000	29,881
Glencore PLC[2]	4,840,000	24,062
En+ Group PLC (GDR)[2,3]	1,886,800	23,032
DowDuPont Inc.	250,000	15,928
Klabin SA, units	2,434,400	15,248
ArcelorMittal SA1,2	430,000	13,634
Hindalco Industries Ltd.[2]	3,550,000	11,774
Koninklijke DSM NV2	102,900	10,229
Rio Tinto PLC[2]	182,000	9,233
Vedanta Resources PLC[2]	638,100	6,338
Air Products and Chemicals, Inc.	36,000	5,725
Dalmia Bharat Ltd.[2]	90,803	4,055
Platform Specialty Products Corp.[1]	201,400	1,939
Air Liquide SA2	10,450	1,281
		348,231
Consumer discretionary 9.52%
Maruti Suzuki India Ltd.[2]	264,122	36,082
Sony Corp.	700,000	33,846
MakeMyTrip Ltd., non-registered shares[1]	871,500	30,241
Naspers Ltd., Class N2	94,519	23,153
Starbucks Corp.	380,000	21,998
Kroton Educacional SA, ordinary nominative	5,138,100	21,144
Melco Resorts & Entertainment Ltd. (ADR)	650,000	18,837
Ctrip.com International, Ltd. (ADR)[1]	380,068	17,719
NIKE, Inc., Class B	236,000	15,680
Domino’s Pizza, Inc.	60,100	14,037
Brilliance China Automotive Holdings Ltd.[2]	6,480,000	13,629
Ryohin Keikaku Co., Ltd.	27,800	9,325
TVS Motor Co Ltd.[2]	910,648	8,671
Booking Holdings Inc.[1]	3,800	7,905
Suzuki Motor Corp.	145,000	7,807
Valeo SA, non-registered shares[2]	100,000	6,611
Gree Electric Appliances, Inc. of Zhuhai, Class A	815,955	6,082
Samsonite International SA2	1,272,000	5,816
Steinhoff International Holdings NV1,2	19,859,430	5,569
Motherson Sumi Systems Ltd.[2]	1,068,041	5,124
MGM Resorts International	145,000	5,078
Twenty-First Century Fox, Inc., Class A	136,000	4,990
Accor SA2	85,000	4,590
Wynn Macau, Ltd.[2]	1,200,000	4,400
American Funds Insurance Series — New World Fund — Page 25 of 194

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Wynn Resorts, Ltd.	21,000	$3,830
GVC Holdings PLC[2]	237,000	3,057
		335,221
Energy 8.28%
Reliance Industries Ltd.[2]	13,230,790	179,911
Royal Dutch Shell PLC, Class B2	1,050,000	33,807
Royal Dutch Shell PLC, Class A2	21,628	678
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[1]	1,641,674	23,213
LUKOIL Oil Co. PJSC (ADR)[2]	303,000	20,903
Noble Energy, Inc.	480,000	14,544
Occidental Petroleum Corp.	120,000	7,795
Baker Hughes, a GE Co., Class A	270,000	7,498
Oil Search Ltd.[2]	629,200	3,476
		291,825
Consumer staples 7.59%
British American Tobacco PLC[2]	1,557,000	90,308
CP ALL PCL, foreign registered	17,121,500	48,183
Lenta Ltd. (GDR)[1,2]	4,126,200	24,573
Lenta Ltd. (GDR)[1,2,3]	244,500	1,456
Nestlé SA2	312,196	24,705
Foshan Haitian Flavouring and Food Co. Ltd., Class A	2,250,000	20,298
Lion Corp.	965,000	19,431
GRUMA, SAB de CV, Series B	913,399	10,475
Uni-Charm Corp.	294,000	8,367
Fomento Económico Mexicano, SAB de CV	670,000	6,109
Coca-Cola HBC AG (CDI)[2]	147,100	5,438
Coca-Cola FEMSA, SAB de CV, Series L	730,500	4,829
Pernod Ricard SA2	20,000	3,331
		267,503
Industrials 5.95%
Airbus SE, non-registered shares[2]	612,229	70,814
Eicher Motors Ltd.[2]	118,200	51,669
Grupo Aeroportuario del Sureste, SA de CV, Series B	1,315,200	22,159
BAE Systems PLC[2]	2,045,500	16,694
Deutsche Post AG2	350,000	15,300
Boeing Co.	29,000	9,509
Edenred SA2	211,700	7,364
Ryanair Holdings PLC (ADR)[1]	59,000	7,248
Johnson Controls International PLC	147,975	5,215
MTU Aero Engines AG2	20,500	3,454
		209,426
Health care 4.67%
Yunnan Baiyao Group Co., Ltd., Class A	2,332,000	36,694
CSL Ltd.[2]	223,500	26,865
Hypera SA, ordinary nominative	2,134,200	23,352
BioMarin Pharmaceutical Inc.[1]	200,000	16,214
Thermo Fisher Scientific Inc.	45,200	9,332
WuXi Biologics (Cayman) Inc.[1,2]	911,000	8,850
Straumann Holding AG2	13,600	8,571
bioMérieux SA2	98,280	8,113
Teva Pharmaceutical Industries Ltd. (ADR)	465,000	7,947
American Funds Insurance Series — New World Fund — Page 26 of 194

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Zoetis Inc., Class A	85,000	$7,098
AstraZeneca PLC[2]	99,000	6,803
Novartis AG2	55,300	4,472
		164,311
Telecommunication services 1.89%
SoftBank Group Corp.	513,000	38,320
China Unicom (Hong Kong) Ltd.[1,2]	16,224,000	20,685
Vodafone Group PLC (ADR)	136,000	3,784
Advanced Info Service PCL, foreign registered	556,900	3,704
		66,493
Utilities 1.45%
Pampa Energía SA (ADR)[1]	310,000	18,476
Infraestructura Energética Nova, SAB de CV	3,400,070	16,623
China Gas Holdings Ltd.[2]	4,385,842	16,088
		51,187
Real estate 1.10%
American Tower Corp. REIT	236,800	34,417
Fibra Uno Administración, SA de CV REIT	2,870,496	4,318
Ayala Land, Inc., preference shares[2,4]	15,000,000	26
		38,761
Miscellaneous 4.92%
Other common stocks in initial period of acquisition		173,461
Total common stocks (cost: $2,453,686,000)		3,210,677
Preferred securities 0.04% Information technology 0.04%
Meituan Corp., Series C, 8.00% noncumulative[1,2,4]	239,754	1,408
Total preferred securities (cost: $1,340,000)		1,408
Rights & warrants 1.96% Consumer staples 1.74%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[2,3]	5,330,000	48,084
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2018[2,3]	2,100,000	13,367
		61,451
Consumer discretionary 0.22%
Gree Electric Appliances, Inc. of Zhuhai, Class A, warrants, expire 2018[2,3]	1,028,900	7,670
Total rights & warrants (cost: $40,814,000)		69,121
Bonds, notes & other debt instruments 2.87% Bonds & notes of governments & government agencies outside the U.S. 2.36%	Principal amount (000)
Argentine Republic 2.50% 2021[5]	ARS7,063	340
Argentine Republic 6.875% 2021	$700	743
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 24.225% 2022[6]	ARS3,831	195
Argentine Republic 7.50% 2026	$525	562
American Funds Insurance Series — New World Fund — Page 27 of 194

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Argentine Republic 8.28% 2033[7,8]	$1,318	$1,450
Argentine Republic 0% 2035	5,800	494
Bahrain (Kingdom of) 6.75% 2029[3]	500	468
Brazil (Federative Republic of) 0% 2021	BRL12,000	2,811
Brazil (Federative Republic of) 10.00% 2023	1,000	316
Brazil (Federative Republic of) Global 5.625% 2047	$1,995	1,939
Buenos Aires (City of) 8.95% 2021[7]	1,055	1,138
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 29.00% 2028[6]	ARS10,899	551
Colombia (Republic of) 4.50% 2026	$250	259
Cote d’Ivoire (Republic of) 5.25% 2030[7]	€1,100	1,357
Cote d’Ivoire (Republic of) 5.75% 2032[7]	$945	911
Dominican Republic 7.50% 2021[7]	800	853
Dominican Republic 5.50% 2025[3]	970	1,001
Dominican Republic 10.375% 2026	DOP24,000	499
Dominican Republic 8.625% 2027[3,7]	$575	683
Dominican Republic 11.25% 2027	DOP22,900	485
Dominican Republic 7.45% 2044[3]	$1,125	1,277
Dominican Republic 7.45% 2044	1,100	1,248
Dominican Republic 6.85% 2045[3]	500	541
Egypt (Arab Republic of) 5.577% 2023[3]	500	508
Egypt (Arab Republic of) 17.20% 2023	EGP19,700	1,225
Egypt (Arab Republic of) 7.50% 2027[3]	$640	694
Egypt (Arab Republic of) 6.588% 2028[3]	500	509
Egypt (Arab Republic of) 8.50% 2047	1,000	1,117
Egypt (Arab Republic of) 8.50% 2047[3]	490	547
Ethiopia (Federal Democratic Republic of) 6.625% 2024	200	206
Guatemala (Republic of) 4.375% 2027	1,100	1,072
Honduras (Republic of) 6.25% 2027	1,000	1,062
Hungary 5.75% 2023	1,900	2,102
India (Republic of) 7.80% 2021	INR149,700	2,340
India (Republic of) 8.83% 2023	114,800	1,867
India (Republic of) 8.40% 2024	52,100	833
India (Republic of) 7.59% 2029	46,280	706
India (Republic of) 7.61% 2030	145,440	2,211
India (Republic of) 7.88% 2030	25,000	386
Indonesia (Republic of) 4.875% 2021	$1,500	1,567
Indonesia (Republic of) 3.75% 2022	2,100	2,107
Indonesia (Republic of) 4.75% 2026[3]	2,100	2,199
Indonesia (Republic of) 5.25% 2042	550	580
Iraq (Republic of) 6.752% 2023	1,000	1,017
Jordan (Hashemite Kingdom of) 6.125% 2026[3]	230	232
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	230	224
Kazakhstan (Republic of) 5.125% 2025[3]	900	977
Kazakhstan (Republic of) 6.50% 2045[3]	800	968
Kenya (Republic of) 6.875% 2024	1,350	1,413
Kenya (Republic of) 6.875% 2024[3]	900	942
Kuwait (State of) 2.75% 2022[3]	550	540
Morocco (Kingdom of) 4.25% 2022	1,400	1,431
Morocco (Kingdom of) 4.25% 2022[3]	250	256
Morocco (Kingdom of) 5.50% 2042	2,200	2,347
Nigeria (Republic of) 6.375% 2023	1,525	1,607
Pakistan (Islamic Republic of) 5.50% 2021[3]	900	886
Pakistan (Islamic Republic of) 8.25% 2024	300	314
Pakistan (Islamic Republic of) 8.25% 2025[3]	410	428
Pakistan (Islamic Republic of) 6.875% 2027[3]	500	474
American Funds Insurance Series — New World Fund — Page 28 of 194

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Panama (Republic of) 4.50% 2047[7]	$2,075	$2,111
Paraguay (Republic of) 5.00% 2026	500	523
Paraguay (Republic of) 5.00% 2026[3]	500	522
Paraguay (Republic of) 4.70% 2027[3]	500	508
Paraguay (Republic of) 4.70% 2027	500	508
Paraguay (Republic of) 5.60% 2048[3]	230	235
Peru (Republic of) 2.75% 2026	€855	1,151
Peru (Republic of) 6.55% 2037[7]	$382	491
Peru (Republic of) 5.625% 2050	130	157
Poland (Republic of) 3.25% 2026	300	298
Russian Federation 7.50% 2021	RUB42,900	774
Russian Federation 7.00% 2023	49,000	878
Russian Federation 4.375% 2029[3]	$1,000	988
Saudi Arabia (Kingdom of) 2.375% 2021[3]	375	362
Saudi Arabia (Kingdom of) 2.894% 2022[3]	1,000	974
Saudi Arabia (Kingdom of) 3.25% 2026[3]	810	760
Saudi Arabia (Kingdom of) 3.625% 2028[3]	800	761
Senegal (Republic of) 4.75% 2028[7]	€1,000	1,233
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR6,600	645
South Africa (Republic of), Series R-214, 6.50% 2041	14,450	944
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$400	408
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	250	253
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	200	203
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	410	410
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	200	207
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,010	1,041
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[3]	200	197
Turkey (Republic of) 4.875% 2026	1,820	1,719
Turkey (Republic of) 6.75% 2040	1,000	1,024
Turkey (Republic of) 6.00% 2041	650	609
Turkey (Republic of) 4.875% 2043	300	243
United Mexican States 4.00% 2023	932	956
United Mexican States 4.15% 2027	700	709
United Mexican States 4.00% 2040[5]	MXN5,422	306
United Mexican States 4.35% 2047	$540	495
United Mexican States, Series M, 6.50% 2021	MXN7,500	404
United Mexican States, Series M20, 10.00% 2024	11,000	694
United Mexican States, Series M, 5.75% 2026	10,000	500
United Mexican States 5.75% 2110	$140	143
		83,359
Corporate bonds & notes 0.48% Energy 0.23%
Ecopetrol SA 5.875% 2045	210	208
Gazprom OJSC 6.51% 2022[3]	600	647
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	300	311
Petrobras Global Finance Co. 6.125% 2022	640	685
Petrobras Global Finance Co. 4.375% 2023	310	305
Petrobras Global Finance Co. 6.25% 2024	90	95
Petrobras Global Finance Co. 8.75% 2026	850	1,000
Petrobras Global Finance Co. 5.75% 2029	1,095	1,061
Petrobras Global Finance Co. 6.85% 2115	890	846
Petróleos Mexicanos 6.375% 2021	505	539
Petróleos Mexicanos 3.50% 2023	145	140
Petróleos Mexicanos 6.875% 2026	600	658
American Funds Insurance Series — New World Fund — Page 29 of 194

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.35% 2048[3]	$612	$594
YPF SA 8.50% 2025[3]	860	952
		8,041
Utilities 0.11%
Cemig Geracao e Transmissao SA 9.25% 2024[3]	480	517
Eskom Holdings Ltd. 5.75% 2021[3]	985	978
State Grid Overseas Investment Ltd. 3.50% 2027[3]	2,500	2,412
		3,907
Financials 0.07%
BBVA Bancomer SA 6.50% 2021[3]	525	559
HSBK (Europe) BV 7.25% 2021[3]	1,125	1,227
VEB Finance Ltd. 6.902% 2020	600	638
		2,424
Other mortgage-backed securities 0.02%
Export Credit Bank of Turkey 5.375% 2021[3]	590	594
Health care 0.02%
Teva Pharmaceutical Finance Company BV 3.15% 2026	700	563
Telecommunication services 0.01%
Digicel Group Ltd. 6.00% 2021[3]	550	518
Materials 0.01%
Vale SA 6.25% 2026	405	455
Industrials 0.01%
Lima Metro Line Finance Ltd. 5.875% 2034[3,7]	335	347
Consumer discretionary 0.00%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	84
Total corporate bonds & notes		16,933
U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%
U.S. Treasury 0.875% 2018	$1,000	997
Total U.S. Treasury bonds & notes		997
Total bonds, notes & other debt instruments (cost: $100,424,000)		101,289
Short-term securities 4.30%
Egyptian Treasury Bills 15.66%–16.45% due 5/8/2018–7/17/2018	EGP29,500	1,621
Federal Home Loan Bank 1.36%–1.60% due 4/3/2018–4/27/2018	$58,200	58,167
Nigerian Treasury Bills 16.65%–17.80% due 6/14/2018–9/13/2018	NGN657,430	1,745
Sanofi 1.79% due 5/7/2018[3]	$25,000	24,948
Société Générale 1.62% due 4/2/2018[3]	16,450	16,447
American Funds Insurance Series — New World Fund — Page 30 of 194

unaudited
Short-term securities	Principal amount (000)	Value (000)
U.S. Treasury Bills 1.50% due 6/28/2018	$21,200	$21,112
Victory Receivables Corp. 1.67% due 4/2/2018[3]	15,000	14,997
Wal-Mart Stores, Inc. 1.90% due 4/30/2018[3]	12,500	12,478
Total short-term securities (cost: $151,503,000)		151,515
Total investment securities 100.30% (cost: $2,747,767,000)		3,534,010
Other assets less liabilities (0.30)%		(10,617)
Net assets 100.00%		$3,523,393
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD1,927	BRL6,300	JPMorgan Chase	4/9/2018	$22
USD4,444	INR289,525	JPMorgan Chase	4/9/2018	11
USD1,427	JPY153,000	Bank of America, N.A.	4/16/2018	(12)
USD588	JPY63,000	UBS AG	4/23/2018	(5)
USD1,418	ZAR16,605	Goldman Sachs	5/4/2018	22
USD917	BRL3,000	JPMorgan Chase	5/10/2018	12
USD113	MXN2,100	JPMorgan Chase	7/9/2018	(1)
USD1,798	INR120,000	Citibank	9/24/2018	(4)
USD998	EUR830	Bank of America, N.A.	12/13/2018	(45)
USD405	EUR320	Citibank	3/6/2019	1
USD531	EUR415	Goldman Sachs	3/8/2019	6
USD1,396	EUR1,100	JPMorgan Chase	3/15/2019	4
				$11

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,480,923,000, which represented 42.03% of the net assets of the fund. This amount includes $1,347,477,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $191,485,000, which represented 5.43% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

American Funds Insurance Series — New World Fund — Page 31 of 194

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts	INR = Indian rupees
ARS = Argentine pesos	JPY = Japanese yen
BRL = Brazilian reais	MXN = Mexican pesos
CDI = CREST Depository Interest	NGN = Nigerian naira
DOP = Dominican pesos	RUB = Russian rubles
EGP = Egyptian pounds	USD/$ = U.S. dollars
EUR/€ = Euros	ZAR = South African rand
GDR = Global Depositary Receipts
American Funds Insurance Series — New World Fund — Page 32 of 194

Blue Chip Income and Growth Fund
Investment portfolio
March 31, 2018
unaudited
Common stocks 96.61% Health care 19.55%	Shares	Value (000)
AbbVie Inc.	6,711,500	$635,244
Amgen Inc.	1,654,100	281,991
Abbott Laboratories	4,365,000	261,551
Gilead Sciences, Inc.	2,768,012	208,680
Teva Pharmaceutical Industries Ltd. (ADR)	10,833,800	185,150
Medtronic PLC	900,000	72,198
Bristol-Myers Squibb Co.	1,125,000	71,156
Merck & Co., Inc.	500,000	27,235
		1,743,205
Information technology 12.57%
Intel Corp.	5,628,200	293,117
Microsoft Corp.	2,592,000	236,572
Alphabet Inc., Class A1	170,300	176,625
Apple Inc.	624,180	104,725
Facebook, Inc., Class A1	601,000	96,034
Texas Instruments Inc.	780,000	81,034
QUALCOMM Inc.	1,304,000	72,254
Mastercard Inc., Class A	232,000	40,637
Visa Inc., Class A	160,000	19,139
		1,120,137
Financials 12.31%
JPMorgan Chase & Co.	3,974,900	437,120
Wells Fargo & Co.	6,752,300	353,888
Charles Schwab Corp.	1,879,000	98,121
American International Group, Inc.	1,506,300	81,973
U.S. Bancorp	1,000,000	50,500
HSBC Holdings PLC (ADR)	626,866	29,883
AIA Group Ltd. ADR	782,000	26,889
Zions Bancorporation	355,000	18,719
		1,097,093
Industrials 12.26%
CSX Corp.	4,610,200	256,834
General Electric Co.	16,846,000	227,084
General Dynamics Corp.	972,000	214,715
Illinois Tool Works Inc.	650,000	101,829
Union Pacific Corp.	750,000	100,822
Rockwell Automation	450,000	78,390
United Technologies Corp.	500,000	62,910
J.B. Hunt Transport Services, Inc.	427,500	50,082
		1,092,666
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 33 of 194

unaudited
Common stocks Consumer staples 8.87%	Shares	Value (000)
Altria Group, Inc.	2,879,000	$179,419
Costco Wholesale Corp.	606,255	114,237
Philip Morris International Inc.	1,065,000	105,861
Kellogg Co.	1,467,000	95,370
Kimberly-Clark Corp.	500,000	55,065
Coca-Cola Co.	1,250,000	54,287
British American Tobacco PLC (ADR)	845,282	48,764
Kraft Heinz Co.	776,666	48,379
PepsiCo, Inc.	400,000	43,660
Lamb Weston Holdings, Inc.	400,000	23,288
Mondelez International, Inc.	537,000	22,409
		790,739
Energy 8.41%
EOG Resources, Inc.	2,032,500	213,961
Exxon Mobil Corp.	2,506,000	186,973
Halliburton Co.	2,846,700	133,624
Canadian Natural Resources, Ltd.	2,944,000	92,648
Royal Dutch Shell PLC, Class B (ADR)	1,347,000	88,269
Williams Companies, Inc.	1,392,000	34,605
		750,080
Consumer discretionary 8.10%
Twenty-First Century Fox, Inc., Class A	3,955,900	145,142
Lowe’s Companies, Inc.	1,395,000	122,411
Marriott International, Inc., Class A	805,500	109,532
McDonald’s Corp.	500,000	78,190
CBS Corp., Class B	1,450,400	74,536
Viacom Inc., Class B	2,112,850	65,625
Royal Caribbean Cruises Ltd.	500,000	58,870
Omnicom Group Inc.	750,000	54,503
Harley-Davidson, Inc.	300,000	12,864
		721,673
Telecommunication services 4.47%
Verizon Communications Inc.	4,306,480	205,936
CenturyLink, Inc.	7,398,800	121,562
AT&T Inc.	2,000,000	71,300
		398,798
Materials 3.30%
Freeport-McMoRan Inc.[1]	7,425,000	130,457
Vale SA, ordinary nominative (ADR)	6,639,277	84,452
Praxair, Inc.	552,000	79,653
		294,562
Utilities 1.37%
Southern Co.	1,000,000	44,660
Sempra Energy	374,000	41,596
Edison International	438,300	27,902
NextEra Energy, Inc.	50,000	8,167
		122,325
Real estate 0.55%
Crown Castle International Corp. REIT	446,700	48,963
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 34 of 194

unaudited
Common stocks Miscellaneous 4.85%	Shares	Value (000)
Other common stocks in initial period of acquisition		$432,612
Total common stocks (cost: $7,083,822,000)		8,612,853
Short-term securities 2.96%	Principal amount (000)
Apple Inc. 1.56% due 4/6/2018[2]	$35,000	34,986
Federal Home Loan Bank 1.55% due 5/9/2018	38,750	38,683
Paccar Financial Corp. 1.88% due 4/23/2018	20,000	19,974
PepsiCo Inc. 1.52% due 4/3/2018[2]	28,100	28,093
Société Générale 1.62% due 4/2/2018[2]	32,700	32,694
Starbird Funding Corp. 1.70% due 4/2/2018[2]	2,100	2,100
U.S. Treasury Bill 1.60% due 7/19/2018	10,000	9,945
United Parcel Service Inc. 1.86% due 5/1/2018[2]	37,300	37,235
Wal-Mart Stores, Inc. 1.84%–1.85% due 4/16/2018–4/17/2018[2]	60,000	59,944
Total short-term securities (cost: $263,700,000)		263,654
Total investment securities 99.57% (cost: $7,347,522,000)		8,876,507
Other assets less liabilities 0.43%		38,545
Net assets 100.00%		$8,915,052
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $195,052,000, which represented 2.19% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 194

Global Growth and Income Fund
Investment portfolio
March 31, 2018
unaudited
Common stocks 94.01% Information technology 24.63%	Shares	Value (000)
Nintendo Co., Ltd.	249,000	$109,632
Taiwan Semiconductor Manufacturing Co., Ltd.	7,406,800	62,873
Microsoft Corp.	641,000	58,504
PagSeguro Digital Ltd., Class A1	1,358,752	52,067
United Microelectronics Corp.	54,200,000	28,813
AAC Technologies Holdings Inc.[2]	1,503,500	27,490
Murata Manufacturing Co., Ltd.	190,000	26,011
Broadcom Ltd.	97,000	22,858
Alphabet Inc., Class A1	11,000	11,409
Alphabet Inc., Class C1	9,000	9,286
TE Connectivity Ltd.	200,000	19,980
Facebook, Inc., Class A1	120,000	19,175
Alibaba Group Holding Ltd. (ADR)[1]	104,000	19,088
TEMENOS Group AG (Switzerland)[2]	128,000	15,353
Halma PLC[2]	610,000	10,095
Apple Inc.	53,000	8,892
MediaTek Inc.	705,000	8,233
Intel Corp.	120,600	6,281
		516,040
Financials 11.64%
Société Générale[2]	497,000	27,031
Wells Fargo & Co.	372,000	19,497
Prudential PLC[2]	765,000	19,107
B3 SA - Brasil, Bolsa, Balcao	1,566,000	12,647
CenterState Bank Corp.	475,945	12,627
PNC Financial Services Group, Inc.	76,000	11,494
BNP Paribas SA2	150,000	11,118
AIA Group Ltd.[2]	1,220,000	10,414
CIT Group Inc.	201,750	10,390
Crédit Agricole SA2	625,000	10,166
JPMorgan Chase & Co.	92,000	10,117
DBS Group Holdings Ltd[2]	475,000	10,021
HSBC Holdings PLC[2]	1,030,000	9,620
CME Group Inc., Class A	58,500	9,462
Blackstone Group LP	274,250	8,762
ABN AMRO Group NV, depository receipts[2]	275,000	8,289
Bank Central Asia Tbk PT2	4,775,000	8,107
BlackRock, Inc.	13,500	7,313
AXA SA2	262,000	6,973
Itaú Unibanco Holding SA, preferred nominative (ADR)	375,000	5,850
First Republic Bank	60,000	5,557
Indiabulls Housing Finance Ltd.[2]	259,625	5,004
Capital One Financial Corp.	32,000	3,066
UniCredit SpA[1,2]	56,319	1,181
		243,813
American Funds Insurance Series — Global Growth and Income Fund — Page 36 of 194

unaudited
Common stocks Industrials 10.87%	Shares	Value (000)
Airbus SE, non-registered shares[2]	503,000	$58,180
Grupo Aeroportuario del Pacífico SAB de CV	2,930,000	28,939
Boeing Co.	87,000	28,526
Deutsche Post AG2	523,000	22,863
Aeroflot - Russian Airlines PJSC	6,632,000	18,012
Lockheed Martin Corp.	51,800	17,505
Ryanair Holdings PLC (ADR)[1]	141,375	17,368
Safran SA2	90,000	9,534
Flughafen Zürich AG2	39,000	8,606
Eicher Motors Ltd.[2]	18,700	8,174
ACS, Actividades de Construcción y Servicios SA1,2	150,000	5,850
DCC PLC[2]	45,600	4,198
		227,755
Consumer staples 8.58%
British American Tobacco PLC[2]	1,335,000	77,432
Nestlé SA2	558,700	44,212
Wal-Mart de México, SAB de CV, Series V	4,485,000	11,408
Pinnacle Foods Inc.	200,000	10,820
GRUMA, SAB de CV, Series B	852,000	9,771
Coca-Cola FEMSA, SAB de CV, Series L	1,391,000	9,195
Walgreens Boots Alliance, Inc.	100,000	6,547
Coca-Cola European Partners plc	95,000	3,958
Procter & Gamble Co.	40,741	3,230
Costco Wholesale Corp.	17,000	3,203
		179,776
Consumer discretionary 8.50%
Home Depot, Inc.	122,000	21,745
Amazon.com, Inc.[1]	14,000	20,263
Nitori Holdings Co., Ltd.	105,000	18,552
Vivendi SA2	715,200	18,505
Sony Corp.	294,000	14,215
Accor SA2	256,300	13,841
Las Vegas Sands Corp.	175,000	12,583
Axel Springer SE2	125,000	10,462
Comcast Corp., Class A	296,000	10,114
Paddy Power Betfair PLC[2]	90,000	9,244
Carnival Corp., units	138,000	9,050
adidas AG2	28,000	6,779
Starbucks Corp.	110,000	6,368
Continental AG2	23,000	6,351
		178,072
Health care 6.81%
UnitedHealth Group Inc.	215,100	46,031
Centene Corp.[1]	212,000	22,657
Thermo Fisher Scientific Inc.	55,000	11,355
ResMed Inc.	114,000	11,226
Hologic, Inc.[1]	300,000	11,208
Novartis AG2	124,000	10,028
Fleury SA, ordinary nominative	1,150,000	9,444
Hypera SA, ordinary nominative	562,000	6,149
Hikma Pharmaceuticals PLC[2]	340,000	5,762
American Funds Insurance Series — Global Growth and Income Fund — Page 37 of 194

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Merck & Co., Inc.	97,000	$5,284
AstraZeneca PLC[2]	50,000	3,436
		142,580
Materials 6.65%
Century Aluminum Co.[1]	2,275,000	37,629
Randgold Resources Ltd.[2]	271,100	22,436
BHP Billiton PLC[2]	800,000	15,767
James Hardie Industries PLC (CDI)[2]	850,000	15,011
DowDuPont Inc.	172,044	10,961
Rio Tinto PLC[2]	199,000	10,095
CCL Industries Inc., Class B, nonvoting	192,500	9,718
Koninklijke DSM NV2	95,000	9,443
LafargeHolcim Ltd.[2]	150,000	8,212
		139,272
Energy 5.12%
Reliance Industries Ltd.[2]	2,915,148	39,640
BP PLC[2]	3,730,000	25,094
Royal Dutch Shell PLC, Class B2	325,000	10,464
Royal Dutch Shell PLC, Class B (ADR)	150,000	9,830
Coal India Ltd.[2]	4,310,000	18,791
Pilipinas Shell Petroleum Corp.[2]	3,200,385	3,344
		107,163
Real estate 2.99%
MGM Growth Properties LLC REIT, Class A	676,200	17,946
Gaming and Leisure Properties, Inc. REIT	425,000	14,225
Vonovia SE2	234,442	11,623
Public Storage REIT	37,000	7,415
Crown Castle International Corp. REIT	53,000	5,809
Prologis, Inc. REIT	90,000	5,669
		62,687
Utilities 1.84%
Ørsted AS2	491,552	31,994
Infraestructura Energética Nova, SAB de CV	1,346,184	6,582
		38,576
Telecommunication services 1.69%
Verizon Communications Inc.	435,000	20,802
Advanced Info Service PCL, foreign registered	1,350,000	8,980
TalkTalk Telecom Group PLC[2]	1,728,000	2,810
Vodafone Group PLC[2]	1,000,000	2,736
		35,328
Miscellaneous 4.69%
Other common stocks in initial period of acquisition		98,231
Total common stocks (cost: $1,467,519,000)		1,969,293
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 194

unaudited
Bonds, notes & other debt instruments 1.95% Corporate bonds & notes 1.91% Telecommunication services 1.63%	Principal amount (000)	Value (000)
Sprint Corp. 7.25% 2021	$33,000	$34,196
Health care 0.28%
Teva Pharmaceutical Finance Company BV 3.15% 2026	7,225	5,807
Total corporate bonds & notes		40,003
U.S. Treasury bonds & notes 0.04% U.S. Treasury 0.04%
U.S. Treasury 0.875% 2018	1,000	997
Total U.S. Treasury bonds & notes		997
Total bonds, notes & other debt instruments (cost: $38,944,000)		41,000
Short-term securities 3.91%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.89% due 4/23/2018	25,200	25,168
Novartis Finance Corp. 1.70% due 4/2/2018[3]	10,000	9,998
Société Générale 1.62% due 4/2/2018[3]	30,000	29,994
Starbird Funding Corp. 1.70% due 4/2/2018[3]	16,700	16,697
Total short-term securities (cost: $81,868,000)		81,857
Total investment securities 99.87% (cost: $1,588,331,000)		2,092,150
Other assets less liabilities 0.13%		2,631
Net assets 100.00%		$2,094,781
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $770,175,000, which represented 36.77% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $56,689,000, which represented 2.71% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 194

Growth-Income Fund
Investment portfolio
March 31, 2018
unaudited
Common stocks 92.46% Information technology 15.58%	Shares	Value (000)
Alphabet Inc., Class A1	568,300	$589,407
Alphabet Inc., Class C1	309,284	319,116
Microsoft Corp.	9,508,527	867,843
Intel Corp.	9,490,900	494,286
Texas Instruments Inc.	4,081,982	424,077
Broadcom Ltd.	1,079,690	254,429
Accenture PLC, Class A	1,538,500	236,160
QUALCOMM Inc.	3,575,175	198,100
Mastercard Inc., Class A	1,100,000	192,676
GoDaddy Inc., Class A1	2,247,200	138,023
NetApp, Inc.	1,939,790	119,666
IAC/InterActiveCorp[1]	716,000	111,968
Worldpay, Inc., Class A1	1,250,000	102,800
Visa Inc., Class A	835,100	99,895
International Business Machines Corp.	500,000	76,715
Xilinx, Inc.	975,000	70,434
Arista Networks, Inc.[1]	238,428	60,871
Symantec Corp.	2,317,000	59,894
Apple Inc.	345,500	57,968
ASML Holding NV (New York registered)	272,100	54,028
Teradata Corp.[1]	1,286,300	51,027
ON Semiconductor Corp.[1]	1,491,600	36,485
MercadoLibre, Inc.	98,700	35,176
Oracle Corp.	730,000	33,397
SAP SE2	239,500	25,055
First Data Corp., Class A1	788,541	12,617
Trimble Inc.[1]	340,000	12,199
Motorola Solutions, Inc.	100,000	10,530
Western Union Co.	400,000	7,692
		4,752,534
Consumer discretionary 15.41%
Amazon.com, Inc.[1]	775,600	1,122,557
Netflix, Inc.[1]	3,383,077	999,192
Twenty-First Century Fox, Inc., Class A	8,541,000	313,369
Twenty-First Century Fox, Inc., Class B	595,000	21,640
Home Depot, Inc.	1,394,000	248,467
Comcast Corp., Class A	6,346,200	216,850
NIKE, Inc., Class B	2,954,200	196,277
Charter Communications, Inc., Class A1	447,669	139,323
Harley-Davidson, Inc.	3,013,580	129,222
Viacom Inc., Class B	3,815,900	118,522
Aramark	2,600,200	102,864
Toyota Motor Corp.	1,525,000	97,793
Carnival Corp., units	1,362,600	89,359
Las Vegas Sands Corp.	1,100,000	79,090
American Funds Insurance Series — Growth-Income Fund — Page 40 of 194

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Starbucks Corp.	1,353,200	$78,337
Marriott International, Inc., Class A	572,700	77,876
Wynn Resorts, Ltd.	419,166	76,439
Ferrari NV2	600,000	72,247
Signet Jewelers Ltd.	1,674,500	64,502
Booking Holdings Inc.[1]	30,200	62,828
CBS Corp., Class B	1,132,500	58,199
Cedar Fair, LP	878,500	56,119
Royal Caribbean Cruises Ltd.	472,100	55,585
Dollar General Corp.	493,733	46,189
Newell Brands Inc.	1,725,000	43,953
Tapestry, Inc.	630,000	33,144
Advance Auto Parts, Inc.	275,200	32,625
Wyndham Worldwide Corp.	254,000	29,065
YUM! Brands, Inc.	218,800	18,626
Marks and Spencer Group PLC[2]	4,879,000	18,502
		4,698,761
Health care 14.05%
AbbVie Inc.	7,248,841	686,103
Amgen Inc.	2,690,983	458,759
Gilead Sciences, Inc.	4,535,100	341,901
UnitedHealth Group Inc.	1,548,596	331,400
Abbott Laboratories	4,243,594	254,276
Stryker Corp.	1,562,790	251,484
Humana Inc.	934,900	251,329
Express Scripts Holding Co.[1]	3,600,324	248,710
Merck & Co., Inc.	3,714,380	202,322
Illumina, Inc.[1]	647,950	153,188
Novartis AG2	1,605,150	129,806
Eli Lilly and Co.	1,548,300	119,792
Johnson & Johnson	890,000	114,054
Pfizer Inc.	3,151,351	111,841
Incyte Corp.[1]	1,330,900	110,904
Hologic, Inc.[1]	2,573,300	96,139
Thermo Fisher Scientific Inc.	397,500	82,068
Seattle Genetics, Inc.[1]	1,536,306	80,410
Takeda Pharmaceutical Co. Ltd.	1,364,900	66,469
Medtronic PLC	800,000	64,176
Agios Pharmaceuticals, Inc.[1]	639,500	52,298
AstraZeneca PLC (ADR)	1,228,600	42,964
Ultragenyx Pharmaceutical Inc.[1]	695,200	35,448
		4,285,841
Financials 11.13%
JPMorgan Chase & Co.	4,747,700	522,104
Wells Fargo & Co.	5,911,100	309,801
Bank of New York Mellon Corp.	4,599,400	237,007
Intercontinental Exchange, Inc.	3,104,865	225,165
PNC Financial Services Group, Inc.	1,133,276	171,397
Aon PLC, Class A	1,214,800	170,473
State Street Corp.	1,611,500	160,715
M&T Bank Corp.	865,900	159,637
American International Group, Inc.	2,716,489	147,831
Charles Schwab Corp.	2,580,500	134,754
American Funds Insurance Series — Growth-Income Fund — Page 41 of 194

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Marsh & McLennan Companies, Inc.	1,594,100	$131,657
UniCredit SPA[1,2]	5,468,000	114,693
EXOR NV2	1,600,000	114,278
Banco Santander, SA2	16,095,805	104,944
CME Group Inc., Class A	502,900	81,339
Goldman Sachs Group, Inc.	305,980	77,064
Moody’s Corp.	447,458	72,175
Chubb Ltd.	493,500	67,496
Bank of Montreal	703,327	53,126
Leucadia National Corp.	1,962,000	44,596
HDFC Bank Ltd.[2]	1,500,000	44,518
AIA Group Ltd.[2]	5,000,000	42,682
Citigroup Inc.	600,000	40,500
BB&T Corp.	554,000	28,830
UBS Group AG2	1,343,666	23,650
Huntington Bancshares Inc.	1,505,700	22,736
KeyCorp	893,000	17,458
Invesco Ltd.	500,000	16,005
Ameriprise Financial, Inc.	101,100	14,957
Nasdaq, Inc.	144,500	12,459
East West Bancorp, Inc.	184,300	11,526
U.S. Bancorp	201,000	10,150
Progressive Corp.	119,100	7,257
Sun Life Financial Inc. (CAD denominated)	57,300	2,353
		3,395,333
Industrials 10.45%
Airbus SE, non-registered shares[2]	2,782,764	321,871
BWX Technologies, Inc.	4,795,964	304,688
CSX Corp.	5,387,000	300,110
General Dynamics Corp.	1,342,100	296,470
Textron Inc.	3,714,077	219,019
Union Pacific Corp.	1,404,933	188,865
General Electric Co.	13,404,000	180,686
C.H. Robinson Worldwide, Inc.	1,363,035	127,730
United Technologies Corp.	929,000	116,887
Equifax Inc.	978,000	115,218
Norfolk Southern Corp.	840,000	114,055
TransDigm Group Inc.	364,300	111,818
Harris Corp.	690,000	111,283
Deere & Co.	697,500	108,336
Safran SA2	757,903	80,290
Waste Management, Inc.	767,700	64,579
BAE Systems PLC[2]	7,867,000	64,206
Waste Connections, Inc.	662,000	47,492
Nielsen Holdings PLC	1,398,100	44,446
Air Lease Corp., Class A	1,000,000	42,620
Siemens AG (ADR)	315,000	20,135
Siemens AG2	150,000	19,126
Lockheed Martin Corp.	109,900	37,139
Rockwell Automation	202,700	35,310
Boeing Co.	96,000	31,477
Huntington Ingalls Industries, Inc.	116,500	30,029
American Funds Insurance Series — Growth-Income Fund — Page 42 of 194

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Covanta Holding Corp.	2,019,800	$29,287
Meggitt PLC[2]	3,615,000	21,909
		3,185,081
Consumer staples 8.17%
Coca-Cola Co.	5,964,900	259,056
British American Tobacco PLC[2]	3,746,100	217,280
British American Tobacco PLC (ADR)	494,440	28,524
Lamb Weston Holdings, Inc.	3,851,000	224,205
Philip Morris International Inc.	2,121,430	210,870
Altria Group, Inc.	2,545,000	158,604
Mondelez International, Inc.	3,567,400	148,868
Pernod Ricard SA2	850,000	141,551
Procter & Gamble Co.	1,769,178	140,261
Costco Wholesale Corp.	724,900	136,593
Carlsberg A/S, Class B2	1,056,094	126,160
Walgreens Boots Alliance, Inc.	1,773,900	116,137
L’Oréal SA, bonus shares[2]	470,000	106,142
Kirin Holdings Co., Ltd.	3,380,000	89,954
Kellogg Co.	1,337,500	86,951
Nestlé SA2	802,589	63,512
Herbalife Ltd.[1]	645,300	62,897
PepsiCo, Inc.	498,419	54,403
Avon Products, Inc.[1]	19,099,000	54,241
Diageo PLC[2]	1,220,000	41,237
CVS Health Corp.	161,300	10,035
Hormel Foods Corp.	270,000	9,266
Kroger Co.	160,000	3,830
		2,490,577
Energy 5.85%
TOTAL SA2	4,024,362	228,645
Chevron Corp.	1,646,900	187,812
Exxon Mobil Corp.	2,409,000	179,735
Enbridge Inc. (CAD denominated)	3,147,197	98,979
Enbridge Inc. (CAD denominated)[2,3]	1,340,553	41,739
EOG Resources, Inc.	1,335,300	140,567
Schlumberger Ltd.	2,055,000	133,123
ConocoPhillips	2,099,410	124,474
Royal Dutch Shell PLC, Class A (ADR)	980,705	62,579
Royal Dutch Shell PLC, Class B (ADR)	830,000	54,390
Royal Dutch Shell PLC, Class B2	164,716	5,303
Concho Resources Inc.[1]	574,000	86,289
Canadian Natural Resources, Ltd. (CAD denominated)	2,280,000	71,670
Baker Hughes, a GE Co., Class A	2,447,600	67,970
Kinder Morgan, Inc.	3,264,200	49,159
Williams Companies, Inc.	1,771,300	44,035
Apache Corp.	1,100,000	42,328
Occidental Petroleum Corp.	489,000	31,765
BP PLC[2]	4,351,485	29,276
Suncor Energy Inc.	791,650	27,337
Tullow Oil PLC[1,2]	9,369,306	25,792
Whitecap Resources Inc.	2,775,000	16,972
Whitecap Resources Inc.[2,3]	1,344,000	8,097
American Funds Insurance Series — Growth-Income Fund — Page 43 of 194

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Noble Energy, Inc.	540,000	$16,362
Halliburton Co.	202,800	9,519
		1,783,917
Materials 4.21%
Vale SA, ordinary nominative (ADR)	17,367,884	220,919
Vale SA, ordinary nominative	4,147,848	52,978
Celanese Corp., Series A	2,573,233	257,864
DowDuPont Inc.	3,554,100	226,432
Freeport-McMoRan Inc.[1]	9,055,000	159,096
Monsanto Co.	872,585	101,822
Rio Tinto PLC[2]	1,484,655	75,314
Mosaic Co.	2,522,400	61,244
International Flavors & Fragrances Inc.	418,500	57,297
Praxair, Inc.	318,300	45,931
Centerra Gold Inc.[1]	2,917,909	16,736
Asahi Kasei Corp.	619,000	8,137
		1,283,770
Telecommunication services 1.79%
Verizon Communications Inc.	10,912,400	521,831
Inmarsat PLC[2]	4,756,028	24,177
		546,008
Real estate 1.71%
Crown Castle International Corp. REIT	1,508,200	165,314
Weyerhaeuser Co. REIT[1]	4,034,541	141,209
Iron Mountain Inc. REIT	3,811,921	125,260
American Tower Corp. REIT	515,800	74,966
MGM Growth Properties LLC REIT, Class A	590,262	15,665
		522,414
Utilities 0.93%
Sempra Energy	2,324,600	258,542
AES Corp.	2,287,400	26,008
		284,550
Miscellaneous 3.18%
Other common stocks in initial period of acquisition		968,114
Total common stocks (cost: $20,178,833,000)		28,196,900
Funds - equities 0.19% Mutual funds 0.19%
Altaba Inc.[1]	789,243	58,435
Total funds - equities (cost: $13,202,000)		58,435
Convertible stocks 0.06% Financials 0.02%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[4]	6,000	5,830
American Funds Insurance Series — Growth-Income Fund — Page 44 of 194

unaudited
Convertible stocks Miscellaneous 0.04%	Shares	Value (000)
Other convertible stocks in initial period of acquisition		$13,304
Total convertible stocks (cost: $18,683,000)		19,134
Convertible bonds 0.13% Energy 0.13%	Principal amount (000)
Weatherford International PLC 5.875% 2021	$ 43,359	38,977
Total convertible bonds (cost: $43,359,000)		38,977
Short-term securities 6.75%
Apple Inc. 1.84%–1.85% due 5/9/2018–5/14/2018[3]	67,600	67,443
CAFCO, LLC 2.18% due 6/11/2018[3]	25,000	24,887
Chevron Corp. 1.66%–1.87% due 4/23/2018–5/8/2018[3]	112,000	111,805
Coca-Cola Co. 1.58%–1.61% due 4/6/2018–4/19/2018[3]	138,400	138,295
Eli Lilly and Co. 1.81% due 4/13/2018[3]	28,900	28,879
ExxonMobil Corp. 1.81% due 4/10/2018–4/17/2018	100,000	99,916
Fannie Mae 1.67% due 6/18/2018	50,000	49,814
Federal Home Loan Bank 1.36%–1.75% due 4/2/2018–6/15/2018	988,900	987,281
Freddie Mac 1.28% due 4/6/2018	75,000	74,986
Home Depot Inc. 1.72% due 4/6/2018[3]	40,000	39,984
Honeywell International Inc. 1.80% due 4/27/2018[3]	25,000	24,962
IBM Credit LLC 1.90% due 5/15/2018[3]	50,000	49,874
John Deere Canada ULC 1.97% due 5/24/2018[3]	29,900	29,810
PepsiCo Inc. 1.85% due 5/1/2018[3]	19,600	19,566
Procter & Gamble Co. 1.63%–1.82% due 4/25/2018–5/4/2018[3]	132,700	132,483
Simon Property Group, L.P. 1.97% due 5/21/2018[3]	35,000	34,897
Société Générale 1.62% due 4/2/2018[3]	7,750	7,749
U.S. Treasury Bills 1.51%–1.67% due 4/19/2018–8/2/2018	74,500	74,317
Wal-Mart Stores, Inc. 1.78%–1.83% due 4/9/2018–4/26/2018[3]	62,100	62,049
Total short-term securities (cost: $2,059,223,000)		2,058,997
Total investment securities 99.59% (cost: $22,313,300,000)		30,372,443
Other assets less liabilities 0.41%		125,243
Net assets 100.00%		$30,497,686
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Growth-Income Fund — Page 45 of 194

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,532,039,000, which represented 8.30% of the net assets of the fund. This amount includes $2,331,543,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $822,519,000, which represented 2.70% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$5,830.02%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth-Income Fund — Page 46 of 194

International Growth and Income Fund
Investment portfolio
March 31, 2018
unaudited
Common stocks 86.14% Financials 22.43%	Shares	Value (000)
HDFC Bank Ltd.[1]	1,228,800	$36,469
Zurich Insurance Group AG1,2	92,200	30,241
Banco Santander, SA1	4,488,061	29,262
Intesa Sanpaolo SpA[1]	7,340,000	26,759
KB Financial Group Inc.	356,500	20,302
UniCredit SpA[1,2]	916,997	19,234
Prudential PLC[1]	738,000	18,432
AIA Group Ltd.[1]	1,833,000	15,647
Itaú Unibanco Holding SA, preferred nominative (ADR)	991,300	15,464
Sberbank of Russia PJSC (ADR)[1]	802,660	14,991
Sumitomo Mitsui Financial Group, Inc.	308,000	12,901
Sampo Oyj, Class A1	203,000	11,319
Lloyds Banking Group PLC[1]	11,968,000	10,866
BNP Paribas SA1	137,300	10,177
Credit Suisse Group AG1	576,077	9,662
Banco Bilbao Vizcaya Argentaria, SA1	825,000	6,530
Banco Bilbao Vizcaya Argentaria, SA (ADR)	337,643	2,667
St. James’s Place PLC[1]	524,000	7,993
ABN AMRO Group NV, depository receipts[1]	260,000	7,836
PICC Property and Casualty Co. Ltd., Class H1	3,770,000	6,667
Bank Rakyat Indonesia (Persero) Tbk PT1,2	20,420,000	5,360
Grupo Financiero Galicia SA, Class B (ADR)	77,425	5,092
Moscow Exchange MICEX-RTS PJSC	2,217,000	4,528
Axis Bank Ltd.[1,3,4]	565,899	4,101
Jupiter Fund Management PLC[1]	587,000	3,885
		336,385
Consumer staples 8.28%
British American Tobacco PLC[1]	514,600	29,848
Pernod Ricard SA1	128,650	21,424
Philip Morris International Inc.	109,400	10,874
Imperial Brands PLC[1]	316,016	10,760
Calbee, Inc.	284,400	9,406
Kirin Holdings Co., Ltd.	313,000	8,330
Thai Beverage PCL[1]	13,413,900	8,000
Coca-Cola Icecek AS, Class C	767,000	6,980
Associated British Foods PLC[1]	171,680	5,997
Glanbia PLC[1]	315,843	5,455
Nestlé SA1	58,975	4,667
Orion Corp.	19,739	2,371
		124,112
Health care 7.96%
Novartis AG1	341,145	27,588
Hikma Pharmaceuticals PLC[1]	1,317,700	22,332
Daiichi Sankyo Co., Ltd.	561,000	18,586
American Funds Insurance Series — International Growth and Income Fund — Page 47 of 194

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Fresenius SE & Co. KGaA[1]	226,000	$17,257
Teva Pharmaceutical Industries Ltd. (ADR)	662,000	11,313
Takeda Pharmaceutical Co. Ltd.	229,200	11,162
Merck KGaA[1]	63,950	6,133
China Biologic Products Holdings, Inc.[2]	61,000	4,941
		119,312
Industrials 7.40%
Airbus SE, non-registered shares[1]	253,960	29,375
Shanghai International Airport Co., Ltd., Class A	3,649,033	28,326
ASSA ABLOY AB, Class B1	681,100	14,763
Airports of Thailand PCL, foreign registered	5,250,000	11,333
Rolls-Royce Holdings PLC[1,2]	838,400	10,260
CK Hutchison Holdings Ltd.[1]	423,348	5,089
ALD SA1,2	312,000	5,078
Komatsu Ltd.	143,000	4,766
International Container Terminal Services, Inc.[1]	1,000,000	1,921
		110,911
Utilities 7.25%
Ørsted AS1	497,000	32,349
EDP - Energias de Portugal, SA1	6,947,820	26,412
Korea Electric Power Corp.	346,800	10,688
CK Infrastructure Holdings Ltd.[1]	1,225,500	10,072
ENGIE SA1	498,000	8,317
Iberdrola, SA, non-registered shares[1]	1,074,869	7,903
ENN Energy Holdings Ltd.[1]	858,000	7,695
National Grid PLC[1]	345,970	3,888
Red Eléctrica de Corporación, SA1	61,546	1,267
SSE PLC[1]	9,744	175
		108,766
Information technology 6.94%
Samsung Electronics Co., Ltd.	14,996	34,623
Taiwan Semiconductor Manufacturing Co., Ltd.	1,867,000	15,848
ASML Holding NV1	68,600	13,568
Yandex NV, Class A2	304,000	11,993
Flex Ltd.[2]	516,500	8,434
Alibaba Group Holding Ltd. (ADR)[2]	42,600	7,819
Tencent Holdings Ltd.[1]	118,900	6,329
AAC Technologies Holdings Inc.[1]	299,000	5,467
		104,081
Materials 6.87%
Rio Tinto PLC[1]	1,052,800	53,407
Yara International ASA[1]	343,000	14,565
Vale SA, ordinary nominative (ADR)	1,076,311	13,691
Akzo Nobel NV1	105,700	9,990
Air Liquide SA, non-registered shares[1]	47,000	5,761
Norsk Hydro ASA[1]	576,000	3,395
Fortescue Metals Group Ltd.[1]	645,000	2,158
		102,967
American Funds Insurance Series — International Growth and Income Fund — Page 48 of 194

unaudited
Common stocks Consumer discretionary 6.32%	Shares	Value (000)
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	$14,798
Galaxy Entertainment Group Ltd.[1]	1,100,000	10,083
Naspers Ltd., Class N1	41,000	10,043
ProSiebenSat.1 Media SE1	259,300	8,990
NEXT PLC[1]	131,000	8,748
Kering SA1	16,600	7,957
Petrobras Distribuidora S.A.	869,900	6,078
Inchcape PLC[1]	589,000	5,709
Sands China Ltd.[1]	972,000	5,278
Ctrip.com International, Ltd. (ADR)[2]	90,200	4,205
Hyundai Motor Co.	28,300	3,810
Paddy Power Betfair PLC[1]	32,000	3,287
Hyundai Mobis Co., Ltd.	13,875	3,118
RTL Group SA, non-registered shares[1]	32,100	2,665
		94,769
Energy 5.69%
Royal Dutch Shell PLC, Class A1	1,933,691	60,627
Royal Dutch Shell PLC, Class B1	89,900	2,894
TOTAL SA1	301,704	17,141
Canadian Natural Resources, Ltd. (CAD denominated)	146,900	4,618
		85,280
Real estate 3.98%
Sun Hung Kai Properties Ltd.[1]	1,760,000	28,035
Daito Trust Construction Co., Ltd.	95,500	16,501
CK Asset Holdings Ltd.[1]	1,797,348	15,209
		59,745
Telecommunication services 2.54%
Nippon Telegraph and Telephone Corp.	409,800	18,867
BT Group PLC[1]	4,859,461	15,514
Intouch Holdings PCL, foreign registered	1,983,000	3,678
		38,059
Miscellaneous 0.48%
Other common stocks in initial period of acquisition		7,242
Total common stocks (cost: $1,121,846,000)		1,291,629
Bonds, notes & other debt instruments 1.78% Corporate bonds & notes 0.95% Materials 0.43%	Principal amount (000)
FMG Resources 9.75% 2022[4]	$5,900	6,505
Energy 0.30%
Petróleos Mexicanos 6.875% 2026	3,617	3,969
Petróleos Mexicanos 6.35% 2048[4]	454	441
		4,410
American Funds Insurance Series — International Growth and Income Fund — Page 49 of 194

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 0.22%	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Company BV 3.15% 2026	$1,060	$852
Teva Pharmaceutical Finance Company BV 4.10% 2046	1,160	855
Valeant Pharmaceuticals International, Inc. 6.125% 2025[4]	1,865	1,616
		3,323
Total corporate bonds & notes		14,238
Bonds & notes of governments & government agencies outside the U.S. 0.80%
Brazil (Federative Republic of) 10.00% 2025	BRL22,000	6,914
Brazil (Federative Republic of) 10.00% 2027	8,500	2,658
Portuguese Republic 3.875% 2030	€1,640	2,451
		12,023
U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%
U.S. Treasury 0.875% 2018	$420	419
Total U.S. Treasury bonds & notes		419
Total bonds, notes & other debt instruments (cost: $24,317,000)		26,680
Short-term securities 7.01%
Novartis Finance Corp. 1.84% due 4/10/2018[4]	9,500	9,494
Starbird Funding Corp. 1.72% due 4/2/2018[4]	28,900	28,895
Total Capital Canada Ltd. 1.95% due 4/24/2018[4]	20,000	19,972
U.S. Treasury Bills 1.50%–1.67% due 4/19/2018–6/28/2018	35,000	34,905
Wal-Mart Stores, Inc. 1.81% due 4/9/2018[4]	11,900	11,893
Total short-term securities (cost: $105,179,000)		105,159
Total investment securities 94.93% (cost: $1,251,342,000)		1,423,468
Other assets less liabilities 5.07%		75,975
Net assets 100.00%		$1,499,443
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $938,316,000, which represented 62.58% of the net assets of the fund. This amount includes $897,746,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $82,917,000, which represented 5.53% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Axis Bank Ltd.	12/18/2017	$4,634	$4,101.27%

Key to abbreviations and symbol
ADR = American Depositary Receipts	CAD = Canadian dollars
BRL = Brazilian reais	€ = Euros
American Funds Insurance Series — International Growth and Income Fund — Page 50 of 194

Capital Income Builder®
Investment portfolio
March 31, 2018
unaudited
Common stocks 69.05% Financials 10.69%	Shares	Value (000)
Wells Fargo & Co.	164,800	$8,637
CME Group Inc., Class A	48,916	7,912
Zurich Insurance Group AG1,2	16,306	5,351
Sampo Oyj, Class A1	95,858	5,346
ABN AMRO Group NV, depository receipts[1]	141,555	4,268
HSBC Holdings PLC[1]	437,200	4,087
Intesa Sanpaolo SPA[1]	1,056,817	4,005
Oversea-Chinese Banking Corp. Ltd.[1]	350,000	3,448
JPMorgan Chase & Co.	30,900	3,398
Standard Life Aberdeen PLC[1]	519,907	2,627
Svenska Handelsbanken AB, Class A1	195,040	2,447
Invesco Ltd.	76,400	2,446
KBC Groep NV1	27,025	2,356
DBS Group Holdings Ltd[1]	110,600	2,333
BNP Paribas SA1	30,300	2,247
Lloyds Banking Group PLC[1]	2,325,300	2,113
Bank of China Ltd., Class H1	1,894,000	1,029
Skandinaviska Enskilda Banken AB, Class A1	60,013	629
MONETA Money Bank, AS, non-registered shares[1]	137,053	568
Union National Bank PJSC[1]	251,772	243
		65,490
Energy 9.16%
Occidental Petroleum Corp.	157,600	10,238
Royal Dutch Shell PLC, Class B1	296,440	9,553
Royal Dutch Shell PLC, Class B (ADR)	8,500	557
Royal Dutch Shell PLC, Class A1	101	3
Schlumberger Ltd.	119,800	7,761
Enbridge Inc. (CAD denominated)	229,370	7,214
Enbridge Inc. (CAD denominated)[1,3]	12,969	404
Kinder Morgan, Inc.	359,000	5,406
Williams Companies, Inc.	215,800	5,365
Helmerich & Payne, Inc.	76,300	5,078
Inter Pipeline Ltd.	260,000	4,512
		56,091
Information technology 8.73%
Microsoft Corp.	132,120	12,059
QUALCOMM Inc.	185,600	10,284
Taiwan Semiconductor Manufacturing Co., Ltd.	1,005,800	8,548
Intel Corp.	135,200	7,041
HP Inc.	183,600	4,025
Vanguard International Semiconductor Corp.	1,659,000	3,650
VTech Holdings Ltd.[1]	217,400	2,753
American Funds Insurance Series — Capital Income Builder — Page 51 of 194

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Delta Electronics, Inc.	585,000	$2,632
Broadcom Ltd.	10,500	2,474
		53,466
Consumer staples 8.32%
Diageo PLC[1]	259,500	8,779
Philip Morris International Inc.	86,020	8,550
Coca-Cola Co.	148,000	6,428
British American Tobacco PLC[1]	79,700	4,627
Imperial Brands PLC[1]	130,800	4,457
Altria Group, Inc.	65,370	4,074
Reckitt Benckiser Group PLC[1]	36,100	3,059
Carlsberg A/S, Class B1	21,421	2,560
Danone SA1	30,200	2,446
Japan Tobacco Inc.	75,700	2,166
Nestlé SA1	26,616	2,107
Walgreens Boots Alliance, Inc.	25,800	1,689
		50,942
Real estate 6.73%
American Tower Corp. REIT	87,769	12,756
Crown Castle International Corp. REIT	76,900	8,429
Digital Realty Trust, Inc. REIT	51,200	5,396
Nexity SA, Class A, non-registered shares[1]	65,289	4,188
Link Real Estate Investment Trust REIT[1]	487,000	4,177
Iron Mountain Inc. REIT	115,800	3,805
CK Asset Holdings Ltd.[1]	296,000	2,505
		41,256
Consumer discretionary 6.04%
Las Vegas Sands Corp.	176,600	12,698
Greene King PLC[1]	948,000	6,274
Sands China Ltd.[1]	944,000	5,126
SES SA, Class A (FDR)[1]	233,286	3,161
Modern Times Group MTG AB, Class B1	64,957	2,638
InterContinental Hotels Group PLC[1]	41,900	2,512
Starbucks Corp.	38,200	2,211
Gannett Co., Inc.	132,999	1,327
BCA Marketplace PLC[1]	460,000	1,047
		36,994
Telecommunication services 5.10%
Vodafone Group PLC[1]	4,255,100	11,651
HKT Trust and HKT Ltd., units[1]	4,775,340	6,023
Koninklijke KPN NV1	1,553,475	4,664
NTT DoCoMo, Inc.	121,700	3,098
AT&T Inc.	65,600	2,339
Verizon Communications Inc.	47,650	2,279
Inmarsat PLC[1]	227,891	1,159
		31,213
Utilities 4.23%
SSE PLC[1]	397,689	7,128
PG&E Corp.	115,756	5,085
Enel SPA[1]	734,176	4,498
American Funds Insurance Series — Capital Income Builder — Page 52 of 194

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
National Grid PLC[1]	357,100	$4,016
Infratil Ltd.[1]	1,291,737	2,901
Iberdrola, SA, non-registered shares[1]	307,404	2,261
		25,889
Industrials 4.03%
Airbus SE, non-registered shares[1]	82,392	9,533
Boeing Co.	17,600	5,771
Lockheed Martin Corp.	9,760	3,298
Kühne + Nagel International AG1	15,085	2,375
BAE Systems PLC[1]	278,100	2,272
Air New Zealand Ltd.[1]	361,960	847
Capita PLC[1]	294,400	596
		24,692
Health care 3.83%
AstraZeneca PLC (ADR)	113,500	3,969
AstraZeneca PLC[1]	39,300	2,703
Roche Holding AG, non-registered shares, nonvoting[1]	23,575	5,407
Gilead Sciences, Inc.	69,200	5,217
Pfizer Inc.	94,900	3,368
Johnson & Johnson	22,000	2,820
		23,484
Materials 1.83%
DowDuPont Inc.	84,800	5,402
Nutrien Ltd.	64,720	3,059
Givaudan SA1	1,202	2,740
		11,201
Miscellaneous 0.36%
Other common stocks in initial period of acquisition		2,208
Total common stocks (cost: $409,681,000)		422,926
Convertible stocks 0.81% Real estate 0.41%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	2,231	2,494
Utilities 0.40%
Sempra Energy, Series A, 6.00% convertible preferred 2021	24,000	2,457
Total convertible stocks (cost: $4,742,000)		4,951
Bonds, notes & other debt instruments 24.38% U.S. Treasury bonds & notes 15.06% U.S. Treasury 12.31%	Principal amount (000)
U.S. Treasury 2.25% 2020	$51	51
U.S. Treasury 1.75% 2021	3,000	2,924
U.S. Treasury 2.375% 2021	641	641
U.S. Treasury 8.00% 2021	3,300	3,933
U.S. Treasury 1.625% 2022	6,050	5,822
American Funds Insurance Series — Capital Income Builder — Page 53 of 194

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2022	$5,015	$4,861
U.S. Treasury 1.875% 2022	9,000	8,759
U.S. Treasury 1.875% 2022	1,000	972
U.S. Treasury 2.00% 2022	15,000	14,650
U.S. Treasury 2.00% 2022	3,000	2,928
U.S. Treasury 2.125% 2022	8,800	8,632
U.S. Treasury 2.50% 2023	599	597
U.S. Treasury 2.00% 2025	9,400	8,960
U.S. Treasury 2.00% 2026	3,500	3,303
U.S. Treasury 2.75% 2028	142	142
U.S. Treasury 2.875% 2045	4,500	4,419
U.S. Treasury 0% 2047	6,400	2,661
U.S. Treasury 2.75% 2047	1,178	1,126
		75,381
U.S. Treasury inflation-protected securities 2.75%
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	3,114	3,072
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	1,149	1,136
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	1,982	1,983
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	4,104	4,003
U.S. Treasury Inflation-Protected Security 0.50% 2028[4]	8,012	6,690
		16,884
Total U.S. Treasury bonds & notes		92,265
Mortgage-backed obligations 5.70%
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.101% 2049[5,6]	27	27
Fannie Mae 3.50% 2033[5,7]	7,000	7,112
Fannie Mae 4.00% 2046[5]	1,140	1,172
Fannie Mae 4.00% 2047[5]	13,506	13,883
Fannie Mae 4.00% 2047[5]	860	884
Fannie Mae 4.50% 2048[5,7]	7,270	7,598
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 2027[1,3,5,6]	297	295
Freddie Mac 2.50% 2032[5]	109	106
Freddie Mac 2.50% 2033[5]	151	147
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[5]	551	539
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.25% 2056[5,6]	271	267
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[5]	512	505
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 2057[5]	220	212
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[5]	169	169
Government National Mortgage Assn. 4.50% 2048[5,7]	1,025	1,064
Government National Mortgage Assn. 5.637% 2059[5]	2	2
Government National Mortgage Assn. 4.812% 2060[5]	3	3
Government National Mortgage Assn. 5.46% 2060[5]	65	66
Government National Mortgage Assn. 4.661% 2061[5]	72	73
Government National Mortgage Assn. 4.801% 2061[5]	35	35
Government National Mortgage Assn. 6.87% 2061[5]	10	10
Government National Mortgage Assn. 4.566% 2062[5]	49	50
Government National Mortgage Assn. 4.633% 2062[5]	295	300
Government National Mortgage Assn. 4.307% 2063[5]	122	125
Government National Mortgage Assn. 4.479% 2063[5]	53	55
Government National Mortgage Assn. 4.565% 2063[5]	138	142
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 2027[3,5]	46	46
		34,887
American Funds Insurance Series — Capital Income Builder — Page 54 of 194

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes 3.50% Financials 1.10%	Principal amount (000)	Value (000)
Bank of America Corp. 3.55% 2024	$127	$127
Bank of America Corp. 3.97% 2029	265	266
BB&T Corp. 6.85% 2019	100	104
BNP Paribas 5.00% 2021	300	316
BNP Paribas 3.375% 2025[3]	250	242
Citigroup Inc. 4.50% 2022	230	239
Coöperatieve Rabobank U.A. 2.75% 2023	250	243
Danske Bank AS 2.80% 2021[3]	250	247
Goldman Sachs Group, Inc. 3.814% 2029	234	230
Goldman Sachs Group, Inc., Series D, 6.00% 2020	300	318
Groupe BPCE SA 2.75% 2023[3]	250	241
Groupe BPCE SA 4.00% 2024	285	289
Intesa Sanpaolo SpA 3.875% 2027[3]	200	189
JPMorgan Chase & Co. 6.30% 2019	200	207
JPMorgan Chase & Co. 4.25% 2020	300	309
JPMorgan Chase & Co. 3.509% 2029	180	175
Lloyds Banking Group PLC 4.375% 2028	200	202
MetLife, Inc. 2.40% 2021[3]	225	221
Morgan Stanley 7.30% 2019	200	210
Morgan Stanley 5.50% 2020	300	315
Morgan Stanley 3.875% 2026	331	331
New York Life Global Funding 3.00% 2028[3]	150	143
Skandinaviska Enskilda Banken AB 1.875% 2021	250	239
Swedbank AB 2.20% 2020[3]	450	443
Travelers Companies, Inc. 4.05% 2048	70	71
US Bancorp 2.00% 2020	250	247
US Bancorp 2.375% 2026	65	59
Wells Fargo & Co. 2.60% 2021	100	99
Wells Fargo & Co. 4.60% 2021	300	312
Wells Fargo & Co. 3.00% 2026	91	85
		6,719
Utilities 0.52%
Duke Energy Corp. 2.65% 2026	115	105
Emera Inc. 6.75% 2076	120	130
Emera US Finance LP 4.75% 2046	120	121
Enel Finance International SA 3.50% 2028[3]	200	187
Entergy Corp. 5.125% 2020	200	208
Entergy Corp. 4.00% 2022	500	511
Eversource Energy 2.50% 2021	125	123
FirstEnergy Corp. 3.90% 2027	12	12
FirstEnergy Corp. 3.50% 2028[3]	60	57
FirstEnergy Corp., Series B, 4.25% 2023	250	256
Great Plains Energy Inc. 4.20% 2048	65	67
Pacific Gas and Electric Co. 3.30% 2027[3]	200	190
Progress Energy, Inc. 7.05% 2019	100	104
SCANA Corp. 6.25% 2020	400	417
SCANA Corp. 4.75% 2021	350	355
SCANA Corp. 4.125% 2022	160	159
South Carolina Electric & Gas Co. 5.45% 2041	50	57
Southern California Edison Co. 4.125% 2048	100	102
		3,161
American Funds Insurance Series — Capital Income Builder — Page 55 of 194

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples 0.43%	Principal amount (000)	Value (000)
Altria Group, Inc. 9.25% 2019	$200	$217
Anheuser-Busch InBev NV 4.90% 2046	170	184
British American Tobacco PLC 3.557% 2027[3]	600	575
British American Tobacco PLC 4.54% 2047[3]	150	149
Constellation Brands, Inc. 3.20% 2023	230	226
Constellation Brands, Inc. 3.60% 2028	105	101
CVS Health Corp. 3.70% 2023	190	191
CVS Health Corp. 4.10% 2025	183	184
CVS Health Corp. 4.30% 2028	175	176
CVS Health Corp. 4.78% 2038	55	56
CVS Health Corp. 5.05% 2048	170	179
Molson Coors Brewing Co. 4.20% 2046	65	61
Reynolds American Inc. 6.875% 2020	300	322
		2,621
Consumer discretionary 0.42%
Amazon.com, Inc. 4.05% 2047[3]	95	95
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	310	297
Comcast Corp. 5.15% 2020	100	104
Comcast Corp. 4.00% 2047	100	94
Comcast Corp. 4.00% 2048	50	48
DaimlerChrysler North America Holding Corp. 3.35% 2023[3]	350	349
Ford Motor Co. 5.291% 2046	90	88
Ford Motor Credit Co. 3.157% 2020	200	199
Ford Motor Credit Co. 8.125% 2020	300	325
General Motors Financial Co. 4.375% 2021	400	411
McDonald’s Corp. 4.45% 2047	55	57
NBC Universal Enterprise, Inc. 5.25% 2049[3]	300	312
Time Warner Inc. 4.75% 2021	200	209
		2,588
Telecommunication services 0.31%
AT&T Inc. 4.90% 2037	367	371
Deutsche Telekom International Finance BV 6.75% 2018	450	457
Deutsche Telekom International Finance BV 6.00% 2019	450	468
Deutsche Telekom International Finance BV 3.60% 2027[3]	150	147
Verizon Communications Inc. 4.60% 2021	300	313
Verizon Communications Inc. 4.522% 2048	150	145
		1,901
Health care 0.29%
Abbott Laboratories 3.40% 2023	290	288
AbbVie Inc. 4.45% 2046	125	125
Allergan PLC 4.75% 2045	85	83
Becton, Dickinson and Co. 3.70% 2027	220	213
Boston Scientific Corp. 6.00% 2020	200	210
Medtronic, Inc. 4.125% 2021	200	206
Shire PLC 3.20% 2026	235	219
Teva Pharmaceutical Finance Company BV 6.75% 2028[3]	255	252
Thermo Fisher Scientific Inc. 4.70% 2020	200	207
		1,803
American Funds Insurance Series — Capital Income Builder — Page 56 of 194

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 0.29%	Principal amount (000)	Value (000)
Cenovus Energy Inc. 4.25% 2027	$105	$102
Cenovus Energy Inc. 5.40% 2047	65	66
Enbridge Energy Partners, LP 7.375% 2045	225	291
Energy Transfer Partners, LP 4.00% 2027	215	204
Energy Transfer Partners, LP 5.40% 2047	125	119
EnLink Midstream Partners, LP 5.45% 2047	75	74
EQT Corp. 3.90% 2027	200	192
Kinder Morgan, Inc. 4.30% 2028	50	50
Kinder Morgan, Inc. 5.55% 2045	200	211
MPLX LP 5.20% 2047	35	37
Petróleos Mexicanos 6.35% 2048[3]	40	39
Phillips 66 Partners LP 4.90% 2046	50	50
Ultra Petroleum Corp. 6.875% 2022[3]	125	109
Western Gas Partners LP 5.30% 2048	50	50
Williams Partners LP 4.125% 2020	200	203
		1,797
Industrials 0.07%
3M Co. 2.25% 2023	110	107
CSX Corp. 3.80% 2028	95	95
General Electric Capital Corp. 5.50% 2020	150	156
United Technologies Corp. 3.125% 2027	75	71
		429
Real estate 0.05%
Equinix, Inc. 5.375% 2027	300	305
Materials 0.02%
Sherwin-Williams Co. 3.45% 2027	100	96
Total corporate bonds & notes		21,420
Asset-backed obligations 0.12%
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,5]	45	45
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[3,5]	674	671
		716
Total bonds, notes & other debt instruments (cost: $151,758,000)		149,288
Short-term securities 7.64%
Apple Inc. 1.64% due 4/20/2018[3]	5,000	4,994
Federal Home Loan Bank 1.56% due 4/11/2018	10,000	9,996
Société Générale 1.62% due 4/2/2018[3]	16,800	16,797
Starbird Funding Corp. 1.70% due 4/2/2018[3]	300	300
U.S. Treasury Bills 1.72% due 5/10/2018	10,000	9,983
Wal-Mart Stores, Inc. 1.84% due 4/16/2018[3]	4,700	4,696
Total short-term securities (cost: $46,768,000)		46,766
Total investment securities 101.88% (cost: $612,949,000)		623,931
Other assets less liabilities (1.88)%		(11,489)
Net assets 100.00%		$612,442
American Funds Insurance Series — Capital Income Builder — Page 57 of 194

unaudited
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $188,750,000, which represented 30.82% of the net assets of the fund. This amount includes $188,051,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $32,435,000, which represented 5.30% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Purchased on a TBA basis.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
FDR = Fiduciary Depositary Receipts
TBA = To-be-announced
American Funds Insurance Series — Capital Income Builder — Page 58 of 194

Asset Allocation Fund
Investment portfolio
March 31, 2018
unaudited
Common stocks 61.83% Information technology 17.58%	Shares	Value (000)
Microsoft Corp.	9,420,000	$859,763
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	14,251,000	623,624
Taiwan Semiconductor Manufacturing Co., Ltd.	8,600,000	73,091
ASML Holding NV (New York registered)	2,202,100	437,249
VeriSign, Inc.[1]	3,140,000	372,278
Intel Corp.	6,945,000	361,696
Broadcom Ltd.	1,458,000	343,578
Western Digital Corp.	2,400,000	221,448
Alphabet Inc., Class C1	108,985	112,450
Alphabet Inc., Class A1	83,000	86,082
Intuit Inc.	1,100,000	190,685
QUALCOMM Inc.	3,000,000	166,230
Visa Inc., Class A	1,150,200	137,587
Symantec Corp.	5,000,000	129,250
Amphenol Corp., Class A	1,300,000	111,969
Facebook, Inc., Class A1	600,000	95,874
RingCentral, Inc., Class A1	1,415,000	89,853
Fiserv, Inc.[1]	700,000	49,917
Mastercard Inc., Class A	57,000	9,984
Corporate Risk Holdings I, Inc.[1,2,3,4]	168,812	4,268
Corporate Risk Holdings Corp.[1,2,3,4]	854	—
		4,476,876
Financials 9.20%
Chubb Ltd.	2,360,000	322,777
Wells Fargo & Co.	5,906,400	309,554
Arch Capital Group Ltd.[1]	2,832,000	242,391
First Republic Bank	2,580,000	238,934
JPMorgan Chase & Co.	2,100,000	230,937
Bank of America Corp.	6,000,000	179,940
Citigroup Inc.	2,500,000	168,750
BNP Paribas SA2	1,500,000	111,218
PNC Financial Services Group, Inc.	708,000	107,078
Oaktree Capital Group, LLC	2,610,000	103,356
Capital One Financial Corp.	1,000,000	95,820
Goldman Sachs Group, Inc.	275,000	69,262
Blackstone Group LP	1,510,000	48,245
RenaissanceRe Holdings Ltd.	329,500	45,639
SunTrust Banks, Inc.	510,000	34,700
Berkshire Hathaway Inc., Class A1	84	25,124
HDFC Bank Ltd.[2]	297,000	8,815
		2,342,540
American Funds Insurance Series — Asset Allocation Fund — Page 59 of 194

unaudited
Common stocks Health care 8.71%	Shares	Value (000)
UnitedHealth Group Inc.	2,442,000	$522,588
Johnson & Johnson	2,800,000	358,820
Humana Inc.	965,000	259,421
Aetna Inc.	1,400,000	236,600
Express Scripts Holding Co.[1]	3,100,000	214,148
Molina Healthcare, Inc.[1]	1,500,000	121,770
Merck & Co., Inc.	2,170,300	118,216
Gilead Sciences, Inc.	1,500,000	113,085
AstraZeneca PLC (ADR)	2,001,300	69,985
Incyte Corp.[1]	764,450	63,702
Bristol-Myers Squibb Co.	978,000	61,859
Regeneron Pharmaceuticals, Inc.[1]	120,467	41,484
AbbVie Inc.	368,500	34,879
Rotech Healthcare Inc.[1,2,3,4]	184,138	368
		2,216,925
Consumer discretionary 5.87%
Comcast Corp., Class A	7,550,000	257,984
Home Depot, Inc.	1,400,000	249,536
Newell Brands Inc.	7,100,000	180,908
Amazon.com, Inc.[1]	110,225	159,533
VF Corp.	2,000,000	148,240
NIKE, Inc., Class B	1,980,000	131,551
General Motors Co.	3,500,000	127,190
Starbucks Corp.	1,339,700	77,555
Netflix, Inc.[1]	181,000	53,458
CBS Corp., Class B	1,000,000	51,390
Charter Communications, Inc., Class A1	138,126	42,988
McDonald’s Corp.	95,000	14,856
		1,495,189
Energy 5.61%
Noble Energy, Inc.	10,500,000	318,150
Cenovus Energy Inc.	22,000,000	187,325
Royal Dutch Shell PLC, Class B (ADR)	2,202,000	144,297
Royal Dutch Shell PLC, Class A (ADR)	10,061	642
Suncor Energy Inc.	4,000,000	138,130
Weatherford International PLC[1,5]	56,000,000	128,240
Chevron Corp.	1,100,250	125,472
Concho Resources Inc.[1]	500,000	75,165
Enbridge Inc.	2,242,200	70,562
Enbridge Inc. (CAD denominated)[2,6]	52,155	1,624
Enbridge Inc. (CAD denominated)	48,515	1,526
Cabot Oil & Gas Corp.	3,000,000	71,940
Halliburton Co.	1,500,000	70,410
Schlumberger Ltd.	660,000	42,755
Extraction Oil & Gas, Inc.[1]	3,000,000	34,380
ConocoPhillips	250,000	14,822
Ascent Resources Marcellus Holdings, Inc.[1,2,3]	926,514	2,822
		1,428,262
Consumer staples 4.31%
Nestlé SA2	3,508,230	277,734
Nestlé SA (ADR)	900,000	71,145
Philip Morris International Inc.	2,375,000	236,075
American Funds Insurance Series — Asset Allocation Fund — Page 60 of 194

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Associated British Foods PLC[2]	4,600,000	$160,816
British American Tobacco PLC[2]	2,357,400	136,850
Altria Group, Inc.	1,400,000	87,248
Colgate-Palmolive Co.	1,000,000	71,680
Mondelez International, Inc.	1,025,000	42,773
Coca-Cola Co.	307,700	13,363
		1,097,684
Materials 3.48%
DowDuPont Inc.	5,627,000	358,496
LyondellBasell Industries NV	1,700,000	179,656
Nucor Corp.	1,750,000	106,907
First Quantum Minerals Ltd.	6,776,222	95,146
Royal Gold, Inc.	695,000	59,680
Praxair, Inc.	355,000	51,227
Franco-Nevada Corp.	291,819	19,910
Newmont Mining Corp.	380,000	14,847
		885,869
Industrials 3.15%
Lockheed Martin Corp.	1,162,000	392,675
Boeing Co.	939,000	307,879
IDEX Corp.	406,100	57,873
TransDigm Group Inc.	75,000	23,020
Waste Management, Inc.	214,000	18,002
CEVA Group PLC[1,2,4]	6,142	3,993
Atrium Corp.[1,2,3,6]	535	25
		803,467
Real estate 1.28%
Simon Property Group, Inc. REIT	700,000	108,045
American Tower Corp. REIT	550,000	79,937
Crown Castle International Corp. REIT	705,000	77,275
Public Storage REIT	300,000	60,117
		325,374
Telecommunication services 0.36%
AT&T Inc.	2,000,000	71,300
Verizon Communications Inc.	400,000	19,128
NII Holdings, Inc.[1]	191,451	404
		90,832
Miscellaneous 2.28%
Other common stocks in initial period of acquisition		581,971
Total common stocks (cost: $11,368,512,000)		15,744,989
Rights & warrants 0.00% Energy 0.00%
Ascent Resources Marcellus Holdings, Inc., Class A, warrants, expire 2023[1,2,3]	311,755	41
Ascent Resources Marcellus Holdings, Inc., Class B, warrants, expire 2023[1,2,3]	242,476	2
Ascent Resources Marcellus Holdings, Inc., Class C, warrants, expire 2023[1,2,3]	227,540	2
American Funds Insurance Series — Asset Allocation Fund — Page 61 of 194

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Rights & warrants Industrials 0.00%	Shares	Value (000)
Associated Materials, LLC, warrants, expire 2023[1,2,3]	71,030	$—
Total rights & warrants (cost: $47,000)		45
Convertible stocks 0.05% Industrials 0.05%
Associated Materials, LLC 14.00% convertible preferred 2020[2,3]	5,000	6,007
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 5.348% convertible preferred[2,4]	6,267	5,875
Total convertible stocks (cost: $11,154,000)		11,882
Bonds, notes & other debt instruments 26.22% U.S. Treasury bonds & notes 11.25% U.S. Treasury 9.07%	Principal amount (000)
U.S. Treasury 0.875% 2019	$40,000	39,236
U.S. Treasury 1.125% 2019	35,000	34,693
U.S. Treasury 1.25% 2019	7,500	7,435
U.S. Treasury 1.25% 2019	5,000	4,951
U.S. Treasury 1.375% 2019	4,500	4,433
U.S. Treasury 1.50% 2019	400,000	398,016
U.S. Treasury 1.50% 2019	59,825	59,089
U.S. Treasury 1.75% 2019	21,800	21,651
U.S. Treasury 1.875% 2019	15,500	15,398
U.S. Treasury 1.25% 2020[7]	318,117	312,369
U.S. Treasury 1.25% 2020	78,000	76,519
U.S. Treasury 1.375% 2020	61,500	60,407
U.S. Treasury 1.375% 2020	55,000	54,095
U.S. Treasury 1.50% 2020	500	491
U.S. Treasury 1.625% 2020	125,000	123,020
U.S. Treasury 1.625% 2020	10,000	9,875
U.S. Treasury 1.125% 2021	42,000	40,184
U.S. Treasury 1.375% 2021	49,410	48,049
U.S. Treasury 1.375% 2021	23,500	22,750
U.S. Treasury 1.375% 2021	13,500	13,090
U.S. Treasury 1.75% 2021	9,500	9,260
U.S. Treasury 2.25% 2021	9,730	9,672
U.S. Treasury 1.875% 2022	100,000	97,676
U.S. Treasury 1.875% 2022	8,000	7,775
U.S. Treasury 1.875% 2022	5,000	4,866
U.S. Treasury 2.00% 2022	25,000	24,404
U.S. Treasury 2.125% 2022	47,000	46,100
U.S. Treasury 1.375% 2023	8,000	7,498
U.S. Treasury 1.375% 2023	5,000	4,693
U.S. Treasury 1.625% 2023	5,000	4,769
U.S. Treasury 2.25% 2023	5,000	4,901
U.S. Treasury 2.375% 2023	5,000	4,960
U.S. Treasury 2.50% 2023	9,684	9,655
U.S. Treasury 2.00% 2024	12,000	11,563
U.S. Treasury 2.00% 2024	7,500	7,217
U.S. Treasury 2.125% 2024	52,500	51,034
U.S. Treasury 2.125% 2024	15,500	15,019
U.S. Treasury 2.125% 2024	10,250	9,918
U.S. Treasury 2.125% 2024	10,000	9,714
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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2024	$8,000	$7,796
U.S. Treasury 2.25% 2024	5,000	4,897
U.S. Treasury 2.375% 2024	70,000	68,827
U.S. Treasury 2.50% 2024	700	694
U.S. Treasury 2.00% 2025	44,800	42,704
U.S. Treasury 2.50% 2025	25,000	24,722
U.S. Treasury 1.50% 2026	500	454
U.S. Treasury 1.625% 2026	7,000	6,463
U.S. Treasury 1.625% 2026	1,500	1,381
U.S. Treasury 2.00% 2026	8,000	7,549
U.S. Treasury 2.25% 2027	126,075	121,235
U.S. Treasury 2.25% 2027	54,000	51,750
U.S. Treasury 2.375% 2027	880	854
U.S. Treasury 2.75% 2028	6,672	6,678
U.S. Treasury 4.75% 2041	15,000	19,590
U.S. Treasury 2.50% 2046	5,000	4,550
U.S. Treasury 2.875% 2046	147,158	144,265
U.S. Treasury 2.75% 2047	10,585	10,114
U.S. Treasury 3.00% 2047	70,000	70,340
U.S. Treasury 3.00% 2047	28,460	28,589
		2,309,897
U.S. Treasury inflation-protected securities 2.18%
U.S. Treasury Inflation-Protected Security 0.125% 2021[8]	39,107	38,806
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]	678	663
U.S. Treasury Inflation-Protected Security 0.625% 2024[8]	216,872	218,169
U.S. Treasury Inflation-Protected Security 0.25% 2025[8]	1,669	1,633
U.S. Treasury Inflation-Protected Security 0.375% 2025[8]	16,041	15,852
U.S. Treasury Inflation-Protected Security 2.375% 2025[8]	197	221
U.S. Treasury Inflation-Protected Security 0.125% 2026[8]	20,678	19,892
U.S. Treasury Inflation-Protected Security 0.625% 2026[8]	23,232	23,249
U.S. Treasury Inflation-Protected Security 0.375% 2027[8]	18,210	17,765
U.S. Treasury Inflation-Protected Security 0.375% 2027[8]	5,066	4,947
U.S. Treasury Inflation-Protected Security 0.50% 2028[8]	28,095	23,457
U.S. Treasury Inflation-Protected Security 0.75% 2042[8]	18,853	18,367
U.S. Treasury Inflation-Protected Security 1.375% 2044[8]	136,401	151,731
U.S. Treasury Inflation-Protected Security 1.00% 2046[8]	5,230	5,357
U.S. Treasury Inflation-Protected Security 0.875% 2047[8]	15,400	15,292
		555,401
Total U.S. Treasury bonds & notes		2,865,298
Corporate bonds & notes 8.89% Energy 1.63%
Aker BP ASA 5.875% 2025[6]	550	558
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 8.287% 2019[6,9]	825	747
American Energy (Permian Basin) 7.125% 2020[6]	7,345	5,472
American Energy (Permian Basin) 7.375% 2021[6]	5,725	4,265
Anadarko Petroleum Corp. 4.85% 2021	3,455	3,594
Anadarko Petroleum Corp. 5.55% 2026	2,250	2,459
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.387% 2023[1,2,3,9]	1,224	1,223
Blackstone CQP Holdco LP 6.00% 2021[4,6]	5,700	5,743
Blackstone CQP Holdco LP 6.50% 2021[4,6]	21,325	21,538
Canadian Natural Resources Ltd. 2.95% 2023	4,975	4,834
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Canadian Natural Resources Ltd. 3.85% 2027	$1,000	$979
Canadian Natural Resources Ltd. 4.95% 2047	1,000	1,045
Cenovus Energy Inc. 3.80% 2023	3,970	3,927
Cenovus Energy Inc. 4.25% 2027	6,625	6,465
Cenovus Energy Inc. 5.25% 2037	2,000	2,006
Cenovus Energy Inc. 5.40% 2047	2,000	2,017
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.970% 2019[9]	3,200	3,192
Chesapeake Energy Corp. 4.875% 2022	6,250	5,813
Chesapeake Energy Corp. 8.00% 2025[6]	4,475	4,341
Chesapeake Energy Corp. 8.00% 2027[6]	5,800	5,554
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 9.444% 2021[9,10,11]	1,150	1,222
Chevron Corp. 2.566% 2023	2,000	1,946
Chevron Corp. 3.326% 2025	1,165	1,166
ConocoPhillips 4.95% 2026	1,750	1,912
CONSOL Energy Inc. 5.875% 2022	19,450	19,620
Convey Park Energy LLC 7.50% 2025[6]	2,000	2,000
DCP Midstream Operating LP 4.95% 2022	4,775	4,823
Diamond Offshore Drilling, Inc. 7.875% 2025	2,550	2,566
Diamond Offshore Drilling, Inc. 4.875% 2043	4,685	3,373
Enbridge Energy Partners, LP 5.20% 2020	120	124
Enbridge Energy Partners, LP 5.875% 2025	3,825	4,199
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,900	3,905
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,536
Enbridge Inc. 4.00% 2023	2,500	2,519
Energy Transfer Partners, LP 4.15% 2020	3,500	3,550
Energy Transfer Partners, LP 7.50% 2020	1,175	1,268
Energy Transfer Partners, LP 5.875% 2024	2,775	2,872
Energy Transfer Partners, LP 4.75% 2026	6,500	6,579
Energy Transfer Partners, LP 4.00% 2027	1,126	1,068
Energy Transfer Partners, LP 4.20% 2027	430	416
Energy Transfer Partners, LP 5.50% 2027	6,420	6,452
Energy Transfer Partners, LP 5.30% 2047	3,000	2,822
Energy Transfer Partners, LP 5.40% 2047	3,400	3,246
EnLink Midstream Partners, LP 4.15% 2025	5,580	5,429
EnLink Midstream Partners, LP 5.05% 2045	3,135	2,921
EnLink Midstream Partners, LP 5.45% 2047	1,415	1,392
Ensco PLC 7.75% 2026	3,650	3,358
Ensco PLC 5.75% 2044	7,820	5,376
Enterprise Products Operating LLC 4.90% 2046	1,000	1,068
EOG Resources, Inc. 4.15% 2026	2,980	3,082
EQT Corp. 3.00% 2022	975	948
EQT Corp. 3.90% 2027	1,810	1,737
Extraction Oil & Gas, Inc. 5.625% 2026[6]	2,900	2,744
Exxon Mobil Corp. 2.222% 2021	5,070	4,999
Exxon Mobil Corp. 2.726% 2023	3,000	2,965
Exxon Mobil Corp. 3.043% 2026	2,250	2,207
Genesis Energy, LP 6.75% 2022	3,750	3,867
Genesis Energy, LP 6.50% 2025	2,725	2,684
Halliburton Co. 3.80% 2025	3,000	3,017
Jonah Energy LLC 7.25% 2025[6]	1,475	1,335
Jupiter Resources Inc. 8.50% 2022[6]	1,500	698
Kinder Morgan Energy Partners, LP 3.50% 2021	40	40
Kinder Morgan Energy Partners, LP 5.40% 2044	1,380	1,400
Kinder Morgan Energy Partners, LP 5.50% 2044	3,578	3,664
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Finance Co. 5.05% 2046	$1,500	$1,474
Kinder Morgan, Inc. 3.05% 2019	2,520	2,515
Kinder Morgan, Inc. 4.30% 2028	7,375	7,359
Kinder Morgan, Inc. 5.55% 2045	1,000	1,054
Kinder Morgan, Inc. 5.20% 2048	4,240	4,277
Marathon Oil Corp. 4.40% 2027	4,615	4,692
MPLX LP 4.125% 2027	2,680	2,666
MPLX LP 4.00% 2028	2,615	2,582
MPLX LP 4.50% 2038	3,000	2,952
NGL Energy Partners LP 6.875% 2021	7,490	7,499
NGL Energy Partners LP 6.125% 2025	7,435	7,119
Noble Corp. PLC 7.70% 2025	3,175	2,826
Noble Corp. PLC 8.70% 2045	3,525	2,926
Noble Energy, Inc. 3.85% 2028	7,735	7,615
Noble Energy, Inc. 4.95% 2047	1,050	1,096
Peabody Energy Corp. 6.00% 2022[6]	1,000	1,024
Peabody Energy Corp. 6.375% 2025[6]	600	625
Petróleos Mexicanos 5.35% 2028[6]	1,820	1,793
Petróleos Mexicanos 6.75% 2047	5,240	5,315
Petróleos Mexicanos 6.35% 2048[6]	1,230	1,195
Phillips 66 Partners LP 3.55% 2026	335	319
Phillips 66 Partners LP 3.75% 2028	1,055	1,020
Phillips 66 Partners LP 4.68% 2045	800	782
Phillips 66 Partners LP 4.90% 2046	5,975	6,011
Phillips 66 3.90% 2028	1,645	1,641
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,367
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[6,11,12]	851	415
Sabine Pass Liquefaction, LLC 5.875% 2026	1,235	1,351
Sabine Pass Liquefaction, LLC 4.20% 2028	12,540	12,366
Schlumberger BV 3.625% 2022[6]	2,800	2,830
Schlumberger BV 4.00% 2025[6]	120	122
Shelf Drilling, Ltd. 8.25% 2025[6]	2,375	2,390
Shell International Finance BV 2.25% 2020	1,965	1,938
SM Energy Co. 6.50% 2021	1,325	1,342
SM Energy Co. 5.625% 2025	3,300	3,143
Southwestern Energy Co. 4.10% 2022	10,660	10,260
Statoil ASA 2.75% 2021	1,925	1,908
Statoil ASA 3.25% 2024	2,850	2,825
Statoil ASA 4.25% 2041	2,000	2,101
Sunoco LP 4.875% 2023[6]	990	957
Targa Resources Partners LP 4.125% 2019	6,255	6,286
Targa Resources Partners LP 6.75% 2024	2,065	2,191
Teekay Corp. 8.50% 2020	15,180	15,787
TransCanada Corp. 6.50% 2018	475	482
TransCanada Corp. 7.625% 2039	5,000	6,952
Transocean Inc. 9.00% 2023[6]	2,306	2,462
Ultra Petroleum Corp. 6.875% 2022[6]	4,860	4,246
Ultra Petroleum Corp. 7.125% 2025[6]	1,775	1,462
USA Compression Partners, LP 6.875% 2026[6]	825	839
Vine Oil & Gas LP 8.75% 2023[6]	2,500	2,338
Weatherford International PLC 4.50% 2022[5]	5,370	4,484
Weatherford International PLC 8.25% 2023[5]	5,800	5,061
Weatherford International PLC 9.875% 2024[5]	1,000	918
Weatherford International PLC 9.875% 2025[5,6]	2,550	2,307
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International PLC 6.50% 2036[5]	$7,595	$5,449
Weatherford International PLC 6.75% 2040[5]	7,825	5,595
Western Gas Partners LP 4.65% 2026	925	937
Williams Partners LP 3.60% 2022	1,500	1,495
Williams Partners LP 4.30% 2024	160	162
		416,032
Financials 1.49%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,325
ACE INA Holdings Inc. 2.875% 2022	3,880	3,845
ACE INA Holdings Inc. 3.35% 2026	880	866
ACE INA Holdings Inc. 4.35% 2045	800	852
American Express Co. 2.20% 2020	6,000	5,854
American International Group, Inc. 4.20% 2028	7,000	7,082
American International Group, Inc. 4.75% 2048	2,250	2,319
Bank of America Corp. 2.625% 2020	4,037	4,010
Bank of America Corp. 2.625% 2021	2,000	1,971
Bank of America Corp. 3.55% 2024	7,250	7,275
Bank of America Corp. 3.248% 2027	1,500	1,414
Bank of America Corp. 3.419% 2028[6]	8,949	8,577
Bank of America Corp. 3.593% 2028	4,250	4,130
Bank of America Corp. 3.824% 2028	1,250	1,236
Bank of America Corp. 3.97% 2029	3,750	3,762
Bank of America Corp. 4.244% 2038	1,000	1,022
BB&T Corp. 2.45% 2020	6,000	5,951
BB&T Corp. 2.625% 2022	2,500	2,445
BB&T Corp. 2.75% 2022	6,000	5,890
Berkshire Hathaway Finance Corp. 1.30% 2019	1,070	1,051
Berkshire Hathaway Inc. 2.20% 2021	1,000	987
Berkshire Hathaway Inc. 2.75% 2023	2,615	2,573
Berkshire Hathaway Inc. 3.125% 2026	1,000	975
BNP Paribas 3.375% 2025[6]	3,225	3,122
CIT Group Inc. 3.875% 2019	14,485	14,590
Citigroup Inc. 1.70% 2018	150	150
Citigroup Inc. 2.35% 2021	8,650	8,404
Citigroup Inc. 2.90% 2021	4,000	3,942
Citigroup Inc. 3.20% 2026	2,211	2,106
Commonwealth Bank of Australia 2.25% 2020[6]	1,000	986
Crédit Agricole SA 4.375% 2025[6]	1,700	1,698
Credit Suisse Group AG 1.70% 2018	4,000	3,999
Credit Suisse Group AG 3.00% 2021	250	248
Credit Suisse Group AG 3.80% 2023	1,625	1,629
Credit Suisse Group AG 3.869% 2029[6]	800	775
Danske Bank AS 2.00% 2021[6]	2,365	2,266
Danske Bank AS 2.70% 2022[6]	2,000	1,954
DNB ASA 2.375% 2021[6]	3,000	2,923
Goldman Sachs Group, Inc. 1.95% 2019	3,900	3,857
Goldman Sachs Group, Inc. 2.55% 2019	4,000	3,979
Goldman Sachs Group, Inc. 2.875% 2021	231	229
Goldman Sachs Group, Inc. 5.25% 2021	200	212
Goldman Sachs Group, Inc. 3.00% 2022	4,750	4,665
Goldman Sachs Group, Inc. 2.905% 2023	7,000	6,812
Goldman Sachs Group, Inc. 3.20% 2023	6,032	5,950
Goldman Sachs Group, Inc. 3.50% 2025	280	275
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.691% 2028	$2,000	$1,940
Groupe BPCE SA 2.75% 2023[6]	2,250	2,173
Groupe BPCE SA 5.70% 2023[6]	4,460	4,788
Groupe BPCE SA 5.15% 2024[6]	3,000	3,135
HSBC Holdings PLC 3.262% 2023	3,000	2,962
HSBC Holdings PLC 4.25% 2024	3,000	3,019
HSBC Holdings PLC 4.30% 2026	200	205
Icahn Enterprises Finance Corp. 6.25% 2022	4,150	4,233
Intercontinentalexchange, Inc. 2.50% 2018	4,000	4,001
Intesa Sanpaolo SpA 3.375% 2023[6]	1,500	1,465
Intesa Sanpaolo SpA 5.017% 2024[6]	3,980	3,929
Intesa Sanpaolo SpA 3.875% 2028[6]	1,500	1,417
JPMorgan Chase & Co. 2.55% 2020	2,750	2,716
JPMorgan Chase & Co. 2.55% 2021	497	489
JPMorgan Chase & Co. 3.25% 2022	180	180
JPMorgan Chase & Co. 2.70% 2023	125	121
JPMorgan Chase & Co. 3.54% 2028	3,000	2,933
JPMorgan Chase & Co. 3.509% 2029	4,000	3,885
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,294
Lloyds Banking Group PLC 3.00% 2022	4,000	3,940
Lloyds Banking Group PLC 2.907% 2023	1,525	1,471
Lloyds Banking Group PLC 4.582% 2025	1,500	1,503
Lloyds Banking Group PLC 4.375% 2028	2,150	2,174
MetLife, Inc. 1.55% 2019[6]	3,500	3,441
MetLife, Inc. 2.50% 2020[6]	8,000	7,889
MetLife, Inc. 1.95% 2021[6]	2,500	2,401
Morgan Stanley 2.50% 2021	3,000	2,940
Morgan Stanley 3.875% 2026	2,650	2,649
Morgan Stanley 3.625% 2027	2,775	2,717
Morgan Stanley 3.772% 2029	3,000	2,955
National Australia Bank Ltd. 1.375% 2019	975	959
National Australia Bank Ltd. 1.875% 2021	975	937
Navient Corp. 4.875% 2019	7,800	7,882
Navient Corp. 6.50% 2022	3,325	3,441
Navient Corp. 5.50% 2023	6,390	6,302
Navient Corp. 6.125% 2024	2,890	2,894
New York Life Global Funding 1.50% 2019[6]	1,525	1,496
New York Life Global Funding 1.70% 2021[6]	1,500	1,428
New York Life Global Funding 2.35% 2026[6]	1,190	1,094
Nordea Bank AB 2.50% 2020[6]	4,450	4,383
PNC Bank 1.45% 2019	3,340	3,282
PNC Bank 2.30% 2020	250	246
PNC Bank 2.55% 2021	8,000	7,814
PNC Financial Services Group, Inc. 2.854% 2022	1,445	1,422
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,022
Prudential Financial, Inc. 3.50% 2024	4,000	3,993
Rabobank Nederland 1.375% 2019	4,140	4,057
Rabobank Nederland 2.75% 2022	2,825	2,774
Rabobank Nederland 4.375% 2025	5,500	5,561
Skandinaviska Enskilda Banken AB 2.375% 2019[6]	2,400	2,393
Skandinaviska Enskilda Banken AB 1.875% 2021	3,350	3,199
Skandinaviska Enskilda Banken AB 2.625% 2021	250	246
Skandinaviska Enskilda Banken AB 2.80% 2022	1,400	1,374
Starwood Property Trust, Inc. 5.00% 2021	2,550	2,607
American Funds Insurance Series — Asset Allocation Fund — Page 67 of 194

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Svenska Handelsbanken AB 1.95% 2020	$1,714	$1,671
Svenska Handelsbanken AB 2.40% 2020	1,100	1,081
Travelers Companies, Inc. 4.00% 2047	1,735	1,732
UBS Group AG 4.125% 2025[6]	2,750	2,766
UniCredit SPA 3.75% 2022[6]	8,350	8,294
UniCredit SPA 4.625% 2027[6]	3,125	3,161
UniCredit SPA 5.861% 2032[6]	3,050	3,104
US Bancorp 2.625% 2022	1,805	1,779
US Bancorp 3.70% 2024	7,000	7,132
US Bancorp 2.375% 2026	5,250	4,769
US Bancorp 3.15% 2027	9,250	8,897
Wells Fargo & Co. 2.50% 2021	7,500	7,366
Wells Fargo & Co. 3.069% 2023	5,500	5,410
Wells Fargo & Co. 3.00% 2026	4,200	3,945
Wells Fargo & Co. 3.584% 2028	700	683
Westpac Banking Corp. 2.15% 2020	12,000	11,821
Westpac Banking Corp. 2.75% 2023	3,500	3,411
		379,976
Health care 1.21%
Abbott Laboratories 2.90% 2021	1,130	1,120
Abbott Laboratories 3.40% 2023	270	268
Abbott Laboratories 3.75% 2026	3,695	3,680
Abbott Laboratories 4.75% 2036	460	496
Abbott Laboratories 4.90% 2046	500	549
AbbVie Inc. 2.50% 2020	360	356
AbbVie Inc. 2.90% 2022	115	112
AbbVie Inc. 3.20% 2022	4,680	4,623
AbbVie Inc. 3.60% 2025	110	109
AbbVie Inc. 4.30% 2036	650	651
AbbVie Inc. 4.45% 2046	6,850	6,827
Aetna Inc. 1.70% 2018	855	854
Allergan PLC 3.00% 2020	1,050	1,045
Allergan PLC 3.45% 2022	7,645	7,584
Allergan PLC 3.80% 2025	1,253	1,233
Allergan PLC 4.55% 2035	1,250	1,226
Allergan PLC 4.75% 2045	6,000	5,891
Amgen Inc. 2.65% 2022	7,000	6,837
Amgen Inc. 2.70% 2022	3,400	3,324
AstraZeneca PLC 3.375% 2025	7,890	7,785
Bayer AG 2.375% 2019[6]	2,750	2,727
Becton, Dickinson and Co. 2.133% 2019	2,250	2,225
Becton, Dickinson and Co. 2.404% 2020	2,250	2,208
Becton, Dickinson and Co. 2.894% 2022	1,170	1,136
Becton, Dickinson and Co. 3.363% 2024	860	829
Boston Scientific Corp. 3.85% 2025	5,500	5,540
Centene Corp. 4.75% 2022	10,495	10,679
Centene Corp. 4.75% 2025	2,825	2,761
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 6.127% 2021[9,10,11]	2,118	1,901
Concordia Healthcare Corp. 9.50% 2022[6,13]	4,210	295
Concordia Healthcare Corp. 7.00% 2023[6,13]	7,380	535
DaVita HealthCare Partners Inc. 5.00% 2025	3,875	3,755
EMD Finance LLC 2.40% 2020[6]	210	208
EMD Finance LLC 2.95% 2022[6]	1,010	995
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
EMD Finance LLC 3.25% 2025[6]	$6,170	$6,005
Endo International PLC 5.75% 2022[6]	5,865	4,839
Endo International PLC 6.00% 2025[6]	3,945	2,850
Envision Healthcare Corp. 5.125% 2022[6]	1,405	1,405
HCA Inc. 5.25% 2026	875	889
Healthsouth Corp. 5.75% 2024	6,850	6,987
Healthsouth Corp. 5.75% 2025	3,285	3,367
Jaguar Holding Co. 6.375% 2023[6]	1,600	1,622
Johnson & Johnson 2.25% 2022	3,750	3,671
Johnson & Johnson 2.45% 2026	1,285	1,211
Johnson & Johnson 3.625% 2037	1,000	996
Johnson & Johnson 3.75% 2047	750	751
Kinetic Concepts, Inc. 12.50% 2021[6]	2,430	2,758
Mallinckrodt PLC 4.875% 2020[6]	5,360	5,119
Medtronic, Inc. 3.50% 2025	3,000	3,000
Medtronic, Inc. 3.35% 2027	1,500	1,481
Medtronic, Inc. 4.375% 2035	4,537	4,816
Medtronic, Inc. 4.625% 2045	3,260	3,573
Molina Healthcare, Inc. 5.375% 2022	8,985	8,918
Molina Healthcare, Inc. 4.875% 2025[6]	4,725	4,430
Quintiles Transnational Corp. 4.875% 2023[6]	2,475	2,534
Roche Holdings, Inc. 2.875% 2021[6]	8,625	8,599
Roche Holdings, Inc. 1.75% 2022[6]	2,340	2,240
Roche Holdings, Inc. 3.35% 2024[6]	1,200	1,206
Roche Holdings, Inc. 3.00% 2025[6]	6,000	5,869
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 6.562% 2018[2,3,9,10,11]	2,961	2,946
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 11.062% 2019[2,3,9,10,11]	2,400	2,388
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[2,3,9,10,11,12]	7,304	6,865
Shire PLC 1.90% 2019	2,130	2,095
Shire PLC 2.40% 2021	6,465	6,246
Shire PLC 2.875% 2023	2,500	2,389
Shire PLC 3.20% 2026	1,500	1,400
Team Health Holdings, Inc. 6.375% 2025[6]	4,660	4,020
Tenet Healthcare Corp. 4.75% 2020	3,290	3,331
Tenet Healthcare Corp. 6.00% 2020	10,905	11,314
Tenet Healthcare Corp. 4.375% 2021	3,650	3,604
Tenet Healthcare Corp. 4.50% 2021	4,075	4,060
Tenet Healthcare Corp. 4.625% 2024[6]	3,153	3,043
Teva Pharmaceutical Finance Company BV 2.20% 2021	7,965	7,177
Teva Pharmaceutical Finance Company BV 2.80% 2023	8,286	7,026
Teva Pharmaceutical Finance Company BV 6.00% 2024[6]	1,780	1,730
Teva Pharmaceutical Finance Company BV 3.15% 2026	24,078	19,351
Teva Pharmaceutical Finance Company BV 6.75% 2028[6]	865	855
Teva Pharmaceutical Finance Company BV 4.10% 2046	3,550	2,616
Thermo Fisher Scientific Inc. 2.40% 2019	4,025	4,011
Thermo Fisher Scientific Inc. 4.15% 2024	2,000	2,056
Valeant Pharmaceuticals International, Inc. 6.125% 2025[6]	22,200	19,242
Valeant Pharmaceuticals International, Inc. 9.00% 2025[6]	800	798
Valeant Pharmaceuticals International, Inc. 9.25% 2026[6]	4,060	4,055
Zimmer Holdings, Inc. 3.15% 2022	6,070	5,987
		308,105
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 0.81%	Principal amount (000)	Value (000)
Amazon.com, Inc. 2.40% 2023[6]	$3,000	$2,899
Amazon.com, Inc. 2.80% 2024[6]	5,875	5,687
Amazon.com, Inc. 3.15% 2027[6]	2,250	2,174
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	3,275	3,287
American Honda Finance Corp. 2.65% 2021	3,750	3,732
American Honda Finance Corp. 3.50% 2028	3,750	3,778
Bayerische Motoren Werke AG 2.25% 2023[6]	600	568
Cablevision Systems Corp. 6.75% 2021	6,775	7,071
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	3,000	3,069
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	1,000	1,023
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[6]	5,850	5,835
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	4,920	4,716
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[6]	4,250	4,006
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	585	643
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	2,615	2,534
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	15,760	15,799
Comcast Corp. 1.625% 2022	2,000	1,886
Comcast Corp. 2.35% 2027	5,435	4,882
Comcast Corp. 3.30% 2027	1,000	968
Comcast Corp. 3.20% 2036	750	663
Comcast Corp. 3.90% 2038	1,500	1,459
Comcast Corp. 4.00% 2048	1,500	1,425
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.90% 2020[9,10,11]	2,000	1,713
DaimlerChrysler North America Holding Corp. 2.25% 2019[6]	6,000	5,954
DaimlerChrysler North America Holding Corp. 2.25% 2020[6]	2,765	2,722
DaimlerChrysler North America Holding Corp. 2.00% 2021[6]	200	193
DaimlerChrysler North America Holding Corp. 3.35% 2023[6]	1,200	1,196
DaimlerChrysler North America Holding Corp. 3.75% 2028[6]	397	401
Ford Motor Co. 5.291% 2046	750	735
Ford Motor Credit Co. 1.897% 2019	2,500	2,462
Ford Motor Credit Co. 2.597% 2019	3,000	2,977
Ford Motor Credit Co. 2.343% 2020	7,635	7,438
Ford Motor Credit Co. 3.157% 2020	1,000	995
Ford Motor Credit Co. 3.20% 2021	2,250	2,233
Ford Motor Credit Co. 4.134% 2025	5,000	4,921
General Motors Co. 6.75% 2046	250	291
General Motors Financial Co. 2.35% 2019	3,500	3,469
General Motors Financial Co. 3.70% 2020	6,355	6,418
General Motors Financial Co. 3.45% 2022	3,625	3,598
General Motors Financial Co. 3.45% 2022	2,000	1,994
General Motors Financial Co. 3.50% 2024	6,600	6,378
General Motors Financial Co. 4.30% 2025	1,250	1,253
General Motors Financial Co. 4.35% 2027	1,000	994
Hanesbrands Inc. 4.625% 2024[6]	660	649
Hanesbrands Inc. 4.875% 2026[6]	2,700	2,633
Home Depot, Inc. 1.80% 2020	3,415	3,355
Home Depot, Inc. 4.25% 2046	3,500	3,663
Liberty Global PLC 5.50% 2028[6]	2,725	2,521
Limited Brands, Inc. 5.25% 2028	1,160	1,095
Limited Brands, Inc. 6.875% 2035	885	863
Lowe’s Companies, Inc. 2.50% 2026	2,720	2,522
McDonald’s Corp. 2.75% 2020	1,750	1,742
McDonald’s Corp. 2.625% 2022	1,105	1,088
McDonald’s Corp. 3.35% 2023	820	825
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 3.50% 2027	$830	$822
McDonald’s Corp. 4.875% 2045	1,600	1,741
McDonald’s Corp. 4.45% 2047	545	565
Meredith Corp. 6.875% 2026[6]	1,675	1,723
Meritage Homes Corp. 5.125% 2027	2,675	2,535
NBC Universal Enterprise, Inc. 1.974% 2019[6]	100	99
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.941% 2020[9,10,11]	1,123	973
Newell Rubbermaid Inc. 2.60% 2019	188	187
Newell Rubbermaid Inc. 3.15% 2021	2,050	2,032
Petsmart, Inc. 5.875% 2025[6]	15,995	11,636
Petsmart, Inc. 8.875% 2025[6]	8,050	4,629
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	4,090	4,064
Sirius XM Radio Inc. 3.875% 2022[6]	2,175	2,099
Starbucks Corp. 3.10% 2023	2,688	2,695
Starbucks Corp. 3.75% 2047	875	845
Time Warner Inc. 3.80% 2027	605	586
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,355
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[6]	4,018	3,953
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[6]	4,425	4,458
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[6]	1,400	1,376
		206,768
Utilities 0.76%
AEP Transmission Company LLC 3.75% 2047[6]	2,390	2,263
AES Corp. 5.50% 2025	6,073	6,308
AES Corp. 6.00% 2026	2,990	3,162
Ameren Corp. 3.70% 2047	4,240	4,098
American Electric Power Co., Inc. 2.95% 2022	4,020	3,978
American Electric Power Co., Inc. 3.20% 2027	1,275	1,217
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,235
Calpine Corp. 5.375% 2023	4,210	4,046
Calpine Corp. 5.25% 2026[6]	5,970	5,783
Centerpoint Energy, Inc., 2.50% 2022	900	873
CMS Energy Corp. 8.75% 2019	667	710
Comision Federal de Electricidad 4.75% 2027[6]	1,270	1,278
Commonwealth Edison Company 4.35% 2045	2,085	2,205
Commonwealth Edison Company 3.65% 2046	2,000	1,892
Commonwealth Edison Company 4.00% 2048	2,600	2,615
Consumers Energy Co. 3.375% 2023	475	477
Consumers Energy Co. 3.125% 2024	3,785	3,721
Consumers Energy Co. 3.25% 2046	940	842
Dominion Resources, Inc. 1.875% 2018[6]	2,500	2,483
Dominion Resources, Inc. 1.60% 2019	890	875
Dominion Resources, Inc. 2.962% 2019	300	300
Dominion Resources, Inc. 2.579% 2020	950	938
Dominion Resources, Inc. 2.00% 2021	790	755
Dominion Resources, Inc. 2.75% 2022	800	780
Dominion Resources, Inc. 2.85% 2026	1,500	1,392
Duke Energy Corp. 1.80% 2021	275	262
Duke Energy Corp. 3.75% 2024	150	150
Duke Energy Corp. 2.65% 2026	2,325	2,124
Duke Energy Corp. 3.15% 2027	1,855	1,748
Duke Energy Florida, LLC 3.20% 2027	2,420	2,364
Duke Energy Ohio, Inc. 3.70% 2046	1,950	1,867
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 194

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Progress Inc. 4.15% 2044	$3,020	$3,103
Duke Energy Progress Inc. 3.70% 2046	4,350	4,222
EDP Finance BV 4.125% 2020[6]	3,402	3,457
EDP Finance BV 3.625% 2024[6]	12,250	12,078
Electricité de France SA 2.35% 2020[6]	650	639
Electricité de France SA 6.95% 2039[6]	4,000	5,366
Emera US Finance LP 2.15% 2019	300	296
Emera US Finance LP 2.70% 2021	770	753
Emera US Finance LP 3.55% 2026	645	617
Enel Finance International SA 3.50% 2028[6]	5,800	5,436
Enersis Américas SA 4.00% 2026	495	485
Entergy Corp. 2.95% 2026	1,160	1,081
Exelon Corp. 3.497% 2022	2,150	2,131
Exelon Corp. 3.40% 2026	200	193
FirstEnergy Corp. 3.90% 2027	3,660	3,599
FirstEnergy Corp. 4.85% 2047	6,395	6,741
FirstEnergy Corp., Series B, 4.25% 2023	1,540	1,578
Great Plains Energy Inc. 4.20% 2047	2,100	2,107
MidAmerican Energy Holdings Co. 2.40% 2019	1,500	1,495
MidAmerican Energy Holdings Co. 3.10% 2027	2,000	1,944
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	6,000	5,777
NiSource Finance Corp. 2.65% 2022	675	654
Northern States Power Co. 4.125% 2044	6,000	6,253
NRG Energy, Inc. 6.25% 2022	4,300	4,449
Pacific Gas and Electric Co. 3.25% 2023	1,220	1,202
Pacific Gas and Electric Co. 3.85% 2023	6,929	7,061
Pacific Gas and Electric Co. 3.40% 2024	1,310	1,286
Pacific Gas and Electric Co. 3.30% 2027[6]	4,380	4,150
Pacific Gas and Electric Co. 3.30% 2027	1,545	1,469
Pacific Gas and Electric Co. 3.95% 2047[6]	1,250	1,160
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,263
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	6,841
Public Service Co. of Colorado 2.25% 2022	2,000	1,938
Public Service Enterprise Group Inc. 2.65% 2022	1,900	1,848
Public Service Enterprise Group Inc. 2.25% 2026	385	352
Puget Energy, Inc. 6.50% 2020	1,245	1,344
Puget Energy, Inc. 6.00% 2021	1,823	1,979
Puget Energy, Inc. 5.625% 2022	1,965	2,113
Puget Energy, Inc. 3.65% 2025	3,135	3,112
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,548
South Carolina Electric & Gas Co. 4.10% 2046	2,595	2,498
Talen Energy Corp. 9.50% 2022[6]	2,795	2,725
Talen Energy Corp. 10.50% 2026[6]	675	583
Tampa Electric Co. 4.35% 2044	3,805	3,949
Virginia Electric and Power Co. 2.95% 2026	1,700	1,615
Virginia Electric and Power Co. 3.50% 2027	4,300	4,252
		193,483
Materials 0.63%
Aleris International, Inc. 7.875% 2020	1,625	1,609
Anglo American Capital PLC 3.625% 2024[6]	2,035	1,962
Ball Corp. 4.375% 2020	2,450	2,499
CF Industries, Inc. 4.95% 2043	4,130	3,619
Chemours Co. 6.625% 2023	4,990	5,258
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 194

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Chevron Phillips Chemical Company LLC 3.30% 2023[6]	$1,170	$1,175
Chevron Phillips Chemical Company LLC 3.70% 2028[6]	3,000	3,019
Cleveland-Cliffs Inc. 4.875% 2024[6]	2,514	2,445
Cleveland-Cliffs Inc. 5.75% 2025[6]	18,995	18,211
CVR Partners, LP 9.25% 2023[6]	2,100	2,244
Eastman Chemical Co. 2.70% 2020	7,000	6,961
First Quantum Minerals Ltd. 7.00% 2021[6]	5,602	5,627
First Quantum Minerals Ltd. 7.25% 2022[6]	7,925	7,965
First Quantum Minerals Ltd. 7.50% 2025[6]	10,700	10,546
First Quantum Minerals Ltd. 6.875% 2026[6]	4,025	3,834
FMG Resources 9.75% 2022[6]	7,595	8,373
Freeport-McMoRan Inc. 3.55% 2022	10,463	10,149
Georgia-Pacific Corp. 2.539% 2019[6]	7,000	6,959
H.I.G. Capital, LLC 6.75% 2024[6]	2,366	2,356
Holcim Ltd. 5.15% 2023[6]	7,395	7,792
Huntsman International LLC 4.875% 2020	4,935	5,046
International Paper Co. 7.30% 2039	2,005	2,631
Mosaic Co. 3.25% 2022	2,250	2,205
Mosaic Co. 4.05% 2027	2,125	2,075
Nova Chemicals Corp. 5.25% 2027[6]	3,850	3,667
Novelis Corp. 5.875% 2026[6]	2,600	2,567
Rayonier Advanced Materials Inc. 5.50% 2024[6]	3,304	3,254
Reynolds Group Inc. 5.75% 2020[11]	3,629	3,679
Ryerson Inc. 11.00% 2022[6]	6,190	6,840
Sherwin-Williams Co. 2.25% 2020	2,250	2,214
Sherwin-Williams Co. 2.75% 2022	1,185	1,155
Sherwin-Williams Co. 3.125% 2024	550	532
Sherwin-Williams Co. 3.45% 2027	1,395	1,336
Vale SA 6.25% 2026	3,340	3,750
Venator Materials Corp. 5.75% 2025[6]	1,060	1,063
Warrior Met Coal, Inc. 8.00% 2024[6]	1,975	2,014
Westlake Chemical Corp. 4.375% 2047	2,915	2,822
		159,453
Telecommunication services 0.62%
AT&T Inc. 3.40% 2024	1,910	1,921
AT&T Inc. 3.90% 2027	1,500	1,512
AT&T Inc. 4.10% 2028[6]	4,464	4,438
AT&T Inc. 4.90% 2037	4,675	4,724
AT&T Inc. 5.15% 2050	2,160	2,187
British Telecommunications PLC 9.125% 2030	4,225	6,182
CenturyLink, Inc. 6.75% 2023	7,675	7,502
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[6]	5,643	5,756
Deutsche Telekom International Finance BV 1.50% 2019[6]	2,078	2,040
Deutsche Telekom International Finance BV 1.95% 2021[6]	1,000	959
Deutsche Telekom International Finance BV 2.82% 2022[6]	2,535	2,492
Deutsche Telekom International Finance BV 3.60% 2027[6]	3,750	3,686
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,391
France Télécom 4.125% 2021	5,000	5,192
Frontier Communications Corp. 10.50% 2022	2,865	2,410
Frontier Communications Corp. 11.00% 2025	15,700	11,844
Frontier Communications Corp. 8.50% 2026[6]	1,625	1,580
Inmarsat PLC 4.875% 2022[6]	7,775	7,600
Inmarsat PLC 6.50% 2024[6]	3,475	3,536
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Intelsat Jackson Holding Co. 7.50% 2021	$2,795	$2,543
Intelsat Jackson Holding Co. 6.625% 2024[10,11]	1,400	1,423
Intelsat Jackson Holding Co. 8.00% 2024[6]	4,275	4,505
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.27% 2020 (100% PIK)[9,10,11,12]	12,446	11,186
MetroPCS Wireless, Inc. 6.625% 2023	3,850	3,978
Orange SA 1.625% 2019	2,250	2,204
Orange SA 5.50% 2044	3,000	3,517
SoftBank Group Corp. 4.50% 2020[6]	12,990	13,280
T-Mobile US, Inc. 6.50% 2026	275	293
Trilogy International Partners, LLC 8.875% 2022[6]	7,250	7,449
Verizon Communications Inc. 4.50% 2033	2,000	2,028
Verizon Communications Inc. 4.40% 2034	2,627	2,599
Verizon Communications Inc. 4.125% 2046	2,228	2,010
Wind Tre SpA 5.00% 2026[6]	6,500	5,556
Windstream Holdings, Inc. 8.75% 2024[6]	8,876	5,303
Ziggo Bond Finance BV 5.50% 2027[6]	9,325	8,786
		157,612
Consumer staples 0.59%
Altria Group, Inc. 2.625% 2020	2,350	2,336
Altria Group, Inc. 4.00% 2024	1,250	1,278
Altria Group, Inc. 2.625% 2026	1,275	1,177
Altria Group, Inc. 4.50% 2043	3,000	3,043
Altria Group, Inc. 3.875% 2046	975	911
Anheuser-Busch InBev NV 2.65% 2021	1,000	993
Anheuser-Busch InBev NV 3.30% 2023	5,940	5,948
Anheuser-Busch InBev NV 3.50% 2024	890	897
Anheuser-Busch InBev NV 3.65% 2026	4,985	4,961
Anheuser-Busch InBev NV 4.00% 2028	5,884	5,960
Anheuser-Busch InBev NV 4.90% 2046	550	594
Anheuser-Busch InBev NV 4.60% 2048	2,873	2,974
Avon Products, Inc. 7.875% 2022[6]	1,820	1,870
B&G Foods, Inc. 5.25% 2025	780	728
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 9.191% 2025[9,10,11]	1,440	1,449
British American Tobacco International Finance PLC 3.95% 2025[6]	5,500	5,525
British American Tobacco PLC 3.222% 2024[6]	5,000	4,825
British American Tobacco PLC 4.39% 2037[6]	8,500	8,461
British American Tobacco PLC 4.54% 2047[6]	3,250	3,222
Constellation Brands, Inc. 2.00% 2019	2,250	2,220
Constellation Brands, Inc. 2.25% 2020	2,250	2,203
Constellation Brands, Inc. 2.65% 2022	4,835	4,676
Constellation Brands, Inc. 2.70% 2022	395	383
Constellation Brands, Inc. 3.20% 2023	1,650	1,620
Constellation Brands, Inc. 3.50% 2027	1,030	992
Constellation Brands, Inc. 3.60% 2028	4,000	3,864
Constellation Brands, Inc. 4.50% 2047	445	442
Costco Wholesale Corp. 2.15% 2021	2,250	2,211
Costco Wholesale Corp. 2.30% 2022	2,250	2,195
Costco Wholesale Corp. 2.75% 2024	12,250	11,952
Costco Wholesale Corp. 3.00% 2027	2,250	2,176
CVS Health Corp. 3.35% 2021	740	744
CVS Health Corp. 3.70% 2023	1,005	1,009
CVS Health Corp. 4.10% 2025	1,119	1,128
CVS Health Corp. 4.30% 2028	4,930	4,970
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 4.78% 2038	$1,470	$1,492
CVS Health Corp. 5.05% 2048	1,250	1,317
Imperial Tobacco Finance PLC 3.50% 2023[6]	4,000	3,958
Molson Coors Brewing Co. 1.45% 2019	425	417
Molson Coors Brewing Co. 1.90% 2019	2,015	1,996
Molson Coors Brewing Co. 2.25% 2020	1,725	1,701
Molson Coors Brewing Co. 2.10% 2021	165	158
Molson Coors Brewing Co. 3.00% 2026	460	426
Molson Coors Brewing Co. 4.20% 2046	2,250	2,131
Philip Morris International Inc. 2.00% 2020	2,000	1,971
Philip Morris International Inc. 1.875% 2021	2,000	1,934
Philip Morris International Inc. 2.375% 2022	1,960	1,889
Philip Morris International Inc. 2.50% 2022	2,250	2,174
Philip Morris International Inc. 2.625% 2022	2,395	2,348
Philip Morris International Inc. 3.25% 2024	6,109	5,977
Philip Morris International Inc. 3.125% 2028	684	657
Philip Morris International Inc. 4.25% 2044	2,050	2,057
Procter & Gamble Co. 1.70% 2021	825	795
Reckitt Benckiser Group PLC 2.375% 2022[6]	2,275	2,185
Reynolds American Inc. 3.25% 2020	1,035	1,035
Reynolds American Inc. 4.00% 2022	1,035	1,054
Reynolds American Inc. 4.45% 2025	5,705	5,874
Reynolds American Inc. 5.70% 2035	755	860
Reynolds American Inc. 5.85% 2045	2,030	2,380
Walgreens Boots Alliance, Inc. 3.30% 2021	2,800	2,789
		149,512
Industrials 0.50%
3M Co. 2.25% 2026	1,000	916
Allison Transmission Holdings, Inc. 5.00% 2024[6]	3,205	3,185
Associated Materials, LLC 9.00% 2024[6]	9,025	9,702
Avis Budget Group, Inc. 5.50% 2023	3,055	3,036
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[6]	2,250	2,188
Canadian National Railway Co. 3.20% 2046	2,635	2,381
Canadian National Railway Co. 3.65% 2048	5,015	4,864
Corporate Risk Holdings LLC 9.50% 2019[6]	3,878	4,062
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[2,3,6,12]	1,016	1,088
CSX Corp. 3.80% 2028	6,985	6,974
CSX Corp. 4.30% 2048	2,250	2,243
CSX Corp. 4.65% 2068	2,250	2,189
Euramax International, Inc. 12.00% 2020[6]	4,350	4,622
General Electric Co. 2.70% 2022	6,535	6,339
General Electric Co. 4.125% 2042	2,500	2,319
Hardwoods Acquisition Inc. 7.50% 2021[6]	2,378	2,176
Hertz Global Holdings Inc. 7.625% 2022[6]	6,650	6,741
Kratos Defense & Security Solutions, Inc. 6.50% 2025[6]	620	643
Lockheed Martin Corp. 2.50% 2020	6,015	5,963
Lockheed Martin Corp. 3.10% 2023	545	542
Lockheed Martin Corp. 3.55% 2026	8,490	8,428
LSC Communications, Inc. 8.75% 2023[6]	3,475	3,589
Northrop Grumman Corp. 2.93% 2025	3,645	3,498
Northrop Grumman Corp. 3.25% 2028	4,495	4,296
Pisces Parent, LLC 8.00% 2026[6]	1,895	1,895
Ply Gem Industries, Inc. 6.50% 2022	3,550	3,668
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 194

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
R.R. Donnelley & Sons Co. 7.875% 2021	$4,625	$4,821
R.R. Donnelley & Sons Co. 6.50% 2023	3,310	3,277
Rockwell Collins, Inc. 1.95% 2019	1,125	1,113
Rockwell Collins, Inc. 2.80% 2022	3,025	2,951
Rockwell Collins, Inc. 3.20% 2024	2,275	2,213
Roper Technologies, Inc. 2.80% 2021	2,065	2,033
Roper Technologies, Inc. 3.80% 2026	835	833
Siemens AG 2.70% 2022[6]	3,360	3,306
Staples Inc. 8.50% 2025[6]	1,475	1,368
United Technologies Corp. 3.125% 2027	7,000	6,614
Virgin Australia Holdings Ltd. 8.50% 2019[6]	2,500	2,575
		128,651
Information technology 0.35%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.234% 2025[9,10,11]	1,750	1,738
Alphabet Inc. 1.998% 2026	5,150	4,682
Apple Inc. 2.50% 2022	2,355	2,319
Apple Inc. 3.00% 2024	1,250	1,236
Apple Inc. 2.75% 2025	6,000	5,777
Apple Inc. 2.90% 2027	9,000	8,571
Apple Inc. 3.35% 2027	90	89
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.302% 2025[9,10,11]	600	622
Broadcom Ltd. 2.375% 2020	1,500	1,480
Broadcom Ltd. 3.00% 2022	1,500	1,473
Broadcom Ltd. 3.875% 2027	4,215	4,103
EchoStar Corp. 6.625% 2026	2,475	2,481
First Data Corp. 5.375% 2023[6]	2,850	2,907
First Data Corp. 5.00% 2024[6]	2,400	2,409
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[6]	575	640
Gogo Inc. 12.50% 2022[6]	14,775	16,659
Infor Software 7.125% 2021[6,12]	1,275	1,293
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.023% 2024[9,10,11]	3,000	3,119
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.377% 2024[9,10,11]	3,003	3,036
Microsoft Corp. 4.20% 2035	6,000	6,433
Microsoft Corp. 4.10% 2037	1,000	1,058
Oracle Corp. 2.65% 2026	2,000	1,871
Unisys Corp. 10.75% 2022[6]	3,125	3,527
Visa Inc. 2.80% 2022	2,000	1,975
Visa Inc. 3.15% 2025	10,000	9,812
		89,310
Real estate 0.30%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,193
American Campus Communities, Inc. 3.35% 2020	1,765	1,768
American Campus Communities, Inc. 3.75% 2023	3,055	3,057
American Campus Communities, Inc. 4.125% 2024	6,075	6,101
American Campus Communities, Inc. 3.625% 2027	5,745	5,472
American Tower Corp. 3.55% 2027	1,425	1,354
American Tower Corp. 3.60% 2028	2,000	1,901
Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,080
Corporate Office Properties LP 3.60% 2023	765	750
Corporate Office Properties LP 5.25% 2024	3,595	3,784
EPR Properties 4.75% 2026	6,070	6,083
EPR Properties 4.50% 2027	4,365	4,261
American Funds Insurance Series — Asset Allocation Fund — Page 76 of 194

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 5.375% 2027	$1,400	$1,425
Essex Portfolio LP 3.875% 2024	1,000	1,007
Essex Portfolio LP 3.50% 2025	5,865	5,752
Hospitality Properties Trust 4.50% 2023	2,295	2,347
Hospitality Properties Trust 4.50% 2025	325	329
Hospitality Properties Trust 4.95% 2027	1,000	1,018
Hospitality Properties Trust 3.95% 2028	3,825	3,591
Host Hotels & Resorts LP 4.50% 2026	705	714
Iron Mountain Inc. 4.875% 2027[6]	1,780	1,660
Public Storage 2.37% 2022	1,115	1,074
Scentre Group 3.25% 2025[6]	2,000	1,921
Scentre Group 3.50% 2025[6]	4,075	4,023
Scentre Group 3.75% 2027[6]	2,930	2,889
UDR, Inc. 2.95% 2026	1,510	1,392
WEA Finance LLC 2.70% 2019[6]	200	199
WEA Finance LLC 3.25% 2020[6]	4,105	4,112
Westfield Corp. Ltd. 3.15% 2022[6]	5,615	5,556
		75,813
Total corporate bonds & notes		2,264,715
Mortgage-backed obligations 5.14%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[11]	1,185	1,177
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[11]	4,735	4,866
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.822% 2024[9,11]	32	32
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[11]	410	419
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.6167% 2048[11]	1,400	1,418
Fannie Mae 6.00% 2021[11]	21	22
Fannie Mae 6.00% 2026[11]	315	351
Fannie Mae 3.00% 2033[11,14]	10,000	9,972
Fannie Mae 5.50% 2033[11]	562	617
Fannie Mae 5.50% 2033[11]	380	418
Fannie Mae 3.00% 2036[11]	22,051	21,904
Fannie Mae 5.50% 2036[11]	851	935
Fannie Mae 6.00% 2036[11]	2,071	2,322
Fannie Mae 6.00% 2036[11]	619	693
Fannie Mae 6.00% 2036[11]	112	126
Fannie Mae 5.50% 2037[11]	304	334
Fannie Mae 5.50% 2037[11]	167	183
Fannie Mae 6.00% 2037[11]	1,887	2,120
Fannie Mae 6.00% 2037[11]	1,706	1,913
Fannie Mae 6.00% 2037[11]	194	217
Fannie Mae 6.00% 2037[11]	29	32
Fannie Mae 6.00% 2038[11]	2,923	3,284
Fannie Mae 6.00% 2038[11]	2,006	2,251
Fannie Mae 6.00% 2038[11]	955	1,069
Fannie Mae 6.00% 2038[11]	904	1,010
Fannie Mae 6.00% 2038[11]	492	553
Fannie Mae 6.00% 2038[11]	468	527
Fannie Mae 6.00% 2038[11]	61	68
Fannie Mae 6.00% 2038[11]	52	58
Fannie Mae 6.00% 2038[11]	37	42
Fannie Mae 6.00% 2039[11]	1	1
American Funds Insurance Series — Asset Allocation Fund — Page 77 of 194

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.00% 2040[11]	$525	$589
Fannie Mae 6.00% 2040[11]	172	193
Fannie Mae 4.00% 2041[11]	3,737	3,866
Fannie Mae 4.00% 2041[11]	2,883	2,984
Fannie Mae 6.00% 2041[11]	954	1,070
Fannie Mae 6.00% 2041[11]	692	778
Fannie Mae 3.50% 2042[11]	10,288	10,380
Fannie Mae 4.00% 2043[11]	3,943	4,087
Fannie Mae 4.00% 2043[11]	2,510	2,601
Fannie Mae 4.00% 2043[11]	2,052	2,121
Fannie Mae 3.50% 2045[11]	16,609	16,751
Fannie Mae 3.50% 2045[11]	4,194	4,216
Fannie Mae 3.00% 2046[11]	36,814	35,918
Fannie Mae 3.50% 2046[11]	7,728	7,769
Fannie Mae 3.50% 2046[11]	4,487	4,504
Fannie Mae 3.50% 2046[11]	3,121	3,133
Fannie Mae 4.00% 2046[11]	3,131	3,222
Fannie Mae 4.00% 2046[11]	1,036	1,070
Fannie Mae 3.50% 2047[11]	63,544	63,735
Fannie Mae 3.50% 2047[11]	6,702	6,720
Fannie Mae 3.50% 2047[11]	5,885	5,907
Fannie Mae 4.00% 2047[11]	24,861	25,678
Fannie Mae 4.00% 2047[11]	15,305	15,741
Fannie Mae 7.00% 2047[11]	66	72
Fannie Mae 7.00% 2047[11]	3	4
Fannie Mae 3.50% 2048[11,14]	28,700	28,660
Fannie Mae 4.00% 2048[11,14]	212,950	218,072
Fannie Mae 4.00% 2048[11,14]	25,000	25,645
Fannie Mae 4.50% 2048[11,14]	82,790	86,522
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[11]	196	224
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[11]	48	55
Fannie Mae, Series 2012-M14, Class A2, Multi Family 2.301% 2022[9,11]	2,145	2,092
Fannie Mae, Series 2012-M9, Class A2, Multi Family 2.482% 2022[11]	4,761	4,697
Fannie Mae, Series 2012-M5, Class A2, Multi Family 2.715% 2022[11]	4,000	3,976
Fannie Mae, Series 2014-M1, Class A2, Multi Family 3.193% 2023[9,11]	9,033	9,147
Fannie Mae, Series 2013-M14, Class A2, Multi Family 3.329% 2023[9,11]	7,530	7,674
Fannie Mae, Series 2014-M2, Class A2, Multi Family 3.513% 2023[9,11]	6,450	6,623
Fannie Mae, Series 2014-M9, Class A2, Multi Family 3.103% 2024[9,11]	6,215	6,247
Fannie Mae, Series 2014-M3, Class A2, Multi Family 3.466% 2024[9,11]	7,000	7,180
Fannie Mae, Series 2017-M3, Class A2, Multi Family 2.486% 2026[9,11]	9,665	9,188
Fannie Mae, Series 2017-M7, Class A2, Multi Family 2.961% 2027[9,11]	2,891	2,836
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[11]	114	98
Freddie Mac 5.00% 2023[11]	160	168
Freddie Mac 3.00% 2037[11]	32,952	32,723
Freddie Mac 5.00% 2038[11]	1,254	1,351
Freddie Mac 6.50% 2038[11]	144	162
Freddie Mac 4.50% 2039[11]	226	239
Freddie Mac 5.00% 2040[11]	2,234	2,410
Freddie Mac 4.00% 2042[11]	4,956	5,131
Freddie Mac 4.00% 2043[11]	6,437	6,661
Freddie Mac 4.00% 2043[11]	2,581	2,679
Freddie Mac 4.00% 2043[11]	2,449	2,535
Freddie Mac 4.00% 2045[11]	15,523	16,059
Freddie Mac 4.00% 2045[11]	15,523	16,059
Freddie Mac 3.50% 2046[11]	5,125	5,147
American Funds Insurance Series — Asset Allocation Fund — Page 78 of 194

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 2046[11]	$2,236	$2,342
Freddie Mac 4.50% 2046[11]	1,360	1,424
Freddie Mac 3.50% 2047[11]	47,409	47,536
Freddie Mac 3.50% 2047[11]	24,541	24,606
Freddie Mac 3.50% 2047[11]	12,797	12,832
Freddie Mac 3.50% 2047[11]	4,909	4,930
Freddie Mac 3.50% 2048[11,14]	36,780	36,845
Freddie Mac 4.00% 2048[11,14]	20,000	20,487
Freddie Mac 4.00% 2048[11]	6,474	6,651
Freddie Mac 4.50% 2048[11,14]	2,000	2,090
Freddie Mac Pool #760014 2.978% 2045[9,11]	1,492	1,493
Freddie Mac, Series T-041, Class 3A, 0% 2032[9,11]	309	323
Freddie Mac, Series KS01, Class A1, Multi Family 1.693% 2022[11]	1,457	1,433
Freddie Mac, Series K019, Class A2, Multi Family 2.272% 2022[11]	4,000	3,921
Freddie Mac, Series K021, Class A2, Multi Family 2.396% 2022[11]	3,680	3,616
Freddie Mac, Series K025, Class A2, Multi Family 2.682% 2022[11]	4,000	3,968
Freddie Mac, Series K030, Class A1, Multi Family 2.779% 2022[11]	4,327	4,334
Freddie Mac, Series K723, Class A2, Multi Family 2.454% 2023[11]	3,025	2,953
Freddie Mac, Series K034, Class A1, Multi Family 2.669% 2023[11]	1,741	1,737
Freddie Mac, Series K028, Class A2, Multi Family 3.111% 2023[11]	5,900	5,959
Freddie Mac, Series K725, Class A2, Multi Family 3.002% 2024[11]	5,555	5,561
Freddie Mac, Series K044, Class A2, Multi Family 2.811% 2025[11]	4,265	4,212
Freddie Mac, Series K047, Class A2, Multi Family 3.329% 2025[11]	4,000	4,070
Freddie Mac, Series K057, Class A2, Multi Family 2.57% 2026[11]	9,510	9,117
Freddie Mac, Series K055, Class A2, Multi Family 2.673% 2026[11]	10,050	9,767
Freddie Mac, Series K066, Class A2, Multi Family 3.117% 2027[11]	4,755	4,715
Freddie Mac, Series K067, Class A2, Multi Family 3.194% 2027[11]	17,070	17,081
Freddie Mac, Series K069, Class A2, Multi Family 3.187% 2027[11]	2,280	2,274
Freddie Mac, Series K064, Class A2, Multi Family 3.224% 2027[9,11]	5,265	5,279
Freddie Mac, Series K070, Class A2, Multi Family 3.303% 2027[11]	6,465	6,509
Freddie Mac, Series K063, Class A2, Multi Family 3.43% 2027[11]	4,375	4,455
Freddie Mac, Series K072, Class A2, Multi Family 3.444% 2027[11]	1,980	2,012
Freddie Mac, Series K073, Class A2, Multi Family 3.35% 2028[11]	3,571	3,603
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[11]	11,995	11,740
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.25% 2056[9,11]	6,236	6,134
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.25% 2056[11]	2,746	2,708
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[11]	11,138	10,980
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 2057[11]	2,072	2,000
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[11]	1,593	1,589
Government National Mortgage Assn. 3.50% 2048[11,14]	25,000	25,231
Government National Mortgage Assn. 3.50% 2048[11,14]	22,750	22,925
Government National Mortgage Assn. 4.00% 2048[11,14]	72,250	74,132
Government National Mortgage Assn. 4.00% 2048[11,14]	25,000	25,690
Government National Mortgage Assn. 4.00% 2048[11]	16,303	16,834
Government National Mortgage Assn. 4.00% 2048[11]	2,083	2,151
Government National Mortgage Assn. 4.50% 2048[11,14]	16,000	16,603
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[9,11]	1,390	1,389
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[11]	915	975
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[11]	1,000	1,020
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[11]	1,180	1,177
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[6,11]	2,650	2,677
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 2027[6,11]	288	288
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 2027[2,6,11]	420	417
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[6,11]	887	888
Royal Bank of Canada 1.875% 2020[11]	7,000	6,892
American Funds Insurance Series — Asset Allocation Fund — Page 79 of 194

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[6,9,11]	$5,250	$5,337
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[6,9,11]	5,025	4,983
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[6,9,11]	3,065	3,030
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.011% 2051[9,11]	1,534	1,575
		1,309,803
Asset-backed obligations 0.52%
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 2020[11]	129	128
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3, 1.46% 2021[11]	1,500	1,492
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 2021[11]	500	491
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 2021[11]	3,455	3,458
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.755% 2025[6,9,11]	3,491	3,495
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.732% 2025[6,9,11]	2,945	2,949
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 2020[6,11]	84	84
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 2021[6,11]	500	499
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.694% 2026[6,9,11]	2,380	2,383
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[11]	275	274
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 2020[6,11]	1,202	1,198
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[6,11]	850	851
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[6,11]	2,395	2,398
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[6,11]	472	470
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[6,11]	550	548
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 2022[6,11]	655	652
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[6,11]	2,900	2,821
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[6,11]	3,330	3,294
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[6,11]	14,965	14,858
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[11]	3,500	3,451
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[6,11]	127	125
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[6,11]	282	278
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[6,11]	1,837	1,831
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2013-1A, Class A2, 1.83% 2019[6,11]	1,667	1,663
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.849% 2025[6,9,11]	6,800	6,808
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 2020[11]	165	164
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 2020[11]	1,255	1,251
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 2020[11]	82	82
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 2021[11]	740	737
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[11]	4,835	4,836
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[11]	300	301
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[11]	740	735
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD-LIBOR + 0.99%) 2.710% 2025[6,9,11]	2,557	2,560
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.752% 2025[6,9,11]	8,710	8,720
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[6,11]	1,485	1,478
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[6,11]	1,361	1,358
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[6,11]	2,265	2,242
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 2042[6,11]	1,939	1,917
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[6,11]	5,925	5,860
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[6,11]	7,900	7,790
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[6,11]	8,215	8,137
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[6,11]	517	516
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[6,11]	492	489
World Financial Network Credit Card Master Note Trust, Series 2016-B, Class A, 1.44% 2022[11]	4,000	3,984
American Funds Insurance Series — Asset Allocation Fund — Page 80 of 194

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 2023[11]	$14,170	$14,231
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[11]	7,000	7,016
		130,903
Bonds & notes of governments & government agencies outside the U.S. 0.21%
CPPIB Capital Inc. 1.25% 2019[6]	3,900	3,835
CPPIB Capital Inc. 2.375% 2021[6]	6,000	5,938
CPPIB Capital Inc. 2.25% 2022[6]	4,286	4,198
CPPIB Capital Inc. 2.75% 2027[6]	6,600	6,396
European Investment Bank 2.25% 2022	4,470	4,387
KfW 2.125% 2022	375	367
Landwirtschaftliche Rentenbank 1.75% 2019	130	129
Manitoba (Province of) 3.05% 2024	2,600	2,602
Ontario (Province of) 2.55% 2021	6,300	6,268
Quebec (Province of) 2.375% 2022	6,232	6,127
Quebec (Province of) 2.75% 2027	9,000	8,705
Saudi Arabia (Kingdom of) 2.875% 2023[6]	1,320	1,272
Saudi Arabia (Kingdom of) 3.625% 2028[6]	2,060	1,960
Saudi Arabia (Kingdom of) 4.625% 2047[6]	1,330	1,271
		53,455
Federal agency bonds & notes 0.17%
Fannie Mae 2.00% 2022	3,000	2,940
Fannie Mae 1.875% 2026	13,000	11,999
Federal Home Loan Bank 0.875% 2018	17,140	17,101
Freddie Mac 0.75% 2018	11,880	11,878
		43,918
Municipals 0.04% Illinois 0.03%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[11]	5,000	4,695
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-B, 3.587% 2043	2,000	1,918
		6,613
California 0.01%
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	2,500	2,488
Minnesota 0.00%
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043[11]	29	28
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	10	10
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	220	230
		268
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	65	67
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	95	99
		166
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	75	74
American Funds Insurance Series — Asset Allocation Fund — Page 81 of 194

unaudited
Bonds, notes & other debt instruments Municipals (continued) South Carolina 0.00%	Principal amount (000)	Value (000)
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.0% 2041	$55	$57
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	10	10
		25
Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	20	21
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	15	15
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	10	10
		9,737
Total bonds, notes & other debt instruments (cost: $6,746,820,000)		6,677,829
Short-term securities 13.85%
Apple Inc. 1.56%–1.85% due 4/6/2018–5/14/2018[6]	187,600	187,325
Army and Air Force Exchange Service 1.86% due 4/23/2018[6]	25,000	24,968
Chariot Funding, LLC 1.70%–1.85% due 5/30/2018–6/19/2018[6]	100,000	99,567
CHARTA, LLC 2.31% due 6/26/2018–7/6/2018[6]	46,400	46,114
Chevron Corp. 1.66%–1.87% due 4/23/2018–5/8/2018[6]	105,400	105,209
Coca-Cola Co. 1.58%–1.61% due 4/16/2018–4/19/2018[6]	111,600	111,489
Eli Lilly and Co. 1.81% due 4/13/2018[6]	41,200	41,170
ExxonMobil Corp. 1.81% due 4/23/2018	50,000	49,938
Federal Home Loan Bank 1.36%–1.71% due 4/3/2018–5/29/2018	1,440,800	1,439,223
Freddie Mac 1.16%–1.28% due 4/3/2018–4/6/2018	175,000	174,978
Hershey Co. 1.75% due 4/4/2018[6]	25,000	24,993
Honeywell International Inc. 1.85% due 4/26/2018–4/27/2018[6]	71,400	71,293
IBM Credit LLC 1.69% due 4/24/2018[6]	74,600	74,499
Intel Corp. 1.86% due 5/24/2018	20,000	19,940
Kimberly-Clark Corp. 1.81% due 4/11/2018[6]	79,000	78,949
Pfizer Inc. 1.79%–2.05% due 4/13/2018–6/25/2018[6]	67,700	67,441
Private Export Funding Corp. 1.61% due 4/23/2018[6]	25,000	24,967
Procter & Gamble Co. 1.60%–1.82% due 4/20/2018–4/26/2018[6]	117,400	117,256
Société Générale 1.62% due 4/2/2018[6]	8,250	8,248
U.S. Treasury Bills 1.23%–1.73% due 4/12/2018–8/2/2018	702,800	699,736
Wal-Mart Stores, Inc. 1.81% due 4/2/2018[6]	58,200	58,189
Total short-term securities (cost: $3,526,157,000)		3,525,492
Total investment securities 101.95% (cost: $21,652,690,000)		25,960,237
Other assets less liabilities (1.95)%		(496,316)
Net assets 100.00%		$25,463,921
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Asset Allocation Fund — Page 82 of 194

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 3/31/2018[16] (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
30 Year Ultra U.S. Treasury Bond Futures	Short	250	June 2018	$(25,000)	$(40,117)	$(1,354)
5 Year U.S. Treasury Note Futures	Long	581	July 2018	58,100	66,502	233
2 Year U.S. Treasury Note Futures	Short	159	July 2018	(31,800)	(33,805)	(1)
						$(1,122)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
1.8915%	U.S. EFFR	9/26/2018	$3,500,000	$26	$—	$26
1.6365%	3-month USD-LIBOR	10/16/2019	124,000	(1,604)	—	(1,604)
U.S. EFFR	2.165%	4/3/2020	100,000	25	—	25
2.55%	3-month USD-LIBOR	4/3/2020	100,000	(47)	—	(47)
2.5725%	3-month USD-LIBOR	4/4/2020	127,896	—	—	—
U.S. EFFR	2.174%	4/4/2020	127,900	—	—	—
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(602)	—	(602)
2.929%	3-month USD-LIBOR	3/27/2048	25,000	560	—	560
U.S. EFFR	2.4775%	3/27/2048	25,000	(501)	—	(501)
					$—	$(2,143)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2018, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (000)	Net unrealized depreciation (000)	Dividend or interest income (000)	Value of affiliates at 3/31/2018 (000)
Common stocks 0.51%
Energy 0.51%
Weatherford International PLC[1]	56,000,000	—	—	56,000,000	$—	$(105,280)	$—	$128,240
Bonds, notes & other debt instruments 0.09%
Energy 0.09%
Weatherford International PLC 6.75% 2040	$7,825,000	—	—	$7,825,000	—	(867)	137	5,595
Weatherford International PLC 6.50% 2036	$7,595,000	—	—	$7,595,000	—	(842)	128	5,449
Weatherford International PLC 8.25% 2023	$5,500,000	$300,000	—	$5,800,000	—	(806)	117	5,061
Weatherford International PLC 4.50% 2022	$2,670,000	$2,700,000	—	$5,370,000	—	(413)	68	4,484
Weatherford International PLC 9.875% 2025[6]	—	$2,550,000	—	$2,550,000	—	(226)	22	2,307
Weatherford International PLC 9.875% 2024	—	$1,000,000	—	$1,000,000	—	(95)	13	918
								23,814
Total 0.60%					$—	$(108,529)	$485	$152,054
American Funds Insurance Series — Asset Allocation Fund — Page 83 of 194

unaudited
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $735,387,000, which represented 2.89% of the net assets of the fund. This amount includes $686,618,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,941,797,000, which represented 7.63% of the net assets of the fund.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,873,000, which represented .02% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Coupon rate may change periodically.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $40,581,000, which represented .16% of the net assets of the fund.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Purchased on a TBA basis.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$21,325	$21,538.08%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	5,700	5,743.02
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 5.348% convertible preferred	5/2/2013	6,354	5,875.02
CEVA Group PLC	5/2/2013	11,716	3,993.02
Corporate Risk Holdings I, Inc.	8/31/2015-4/21/2017	1,888	4,268.02
Corporate Risk Holdings Corp.	8/31/2015-4/21/2017	—	—	.00
Rotech Healthcare Inc.	9/26/2013	6,949	368.00
Total private placement securities		$ 53,932	$ 41,785.16%

Key to abbreviations and symbol
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
EFFR = Federal Funds Effective Rate
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Asset Allocation Fund — Page 84 of 194

Global Balanced Fund
Investment portfolio
March 31, 2018
unaudited
Common stocks 62.71% Information technology 13.85%	Shares	Value (000)
Nintendo Co., Ltd.	19,800	$8,718
PagSeguro Digital Ltd., Class A1	210,528	8,067
ASML Holding NV2	31,500	6,230
Taiwan Semiconductor Manufacturing Co., Ltd.	664,000	5,636
Microsoft Corp.	53,500	4,883
TEMENOS Group AG (Switzerland)[2]	25,000	2,999
Keyence Corp.	4,400	2,730
Broadcom Ltd.	9,750	2,298
Amphenol Corp., Class A	24,000	2,067
Intel Corp.	35,000	1,823
Visa Inc., Class A	14,600	1,746
Symantec Corp.	62,565	1,617
Apple Inc.	8,800	1,477
Alphabet Inc., Class C1	1,000	1,032
TravelSky Technology Ltd., Class H2	250,000	732
Hamamatsu Photonics KK	19,000	718
		52,773
Financials 8.41%
HSBC Holdings PLC[2]	539,633	5,040
JPMorgan Chase & Co.	42,700	4,696
B3 SA - Brasil, Bolsa, Balcao	376,000	3,037
Sberbank of Russia PJSC (ADR)[2]	123,000	2,297
AIA Group Ltd.[2]	250,000	2,134
HDFC Bank Ltd. (ADR)	21,605	2,134
Wells Fargo & Co.	40,200	2,107
Bank Central Asia Tbk PT2	1,080,000	1,834
Svenska Handelsbanken AB, Class A2	136,000	1,703
BlackRock, Inc.	3,000	1,625
BNP Paribas SA2	18,200	1,349
Grupo Financiero Galicia SA, Class B (ADR)	18,500	1,217
Goldman Sachs Group, Inc.	4,000	1,007
ABN AMRO Group NV, depository receipts[2]	31,000	934
Société Générale[2]	17,000	925
		32,039
Industrials 7.21%
Boeing Co.	15,750	5,164
Flughafen Zürich AG2	12,235	2,700
ASSA ABLOY AB, Class B2	118,000	2,558
Ryanair Holdings PLC (ADR)[1]	20,600	2,531
Edenred SA2	65,000	2,261
Caterpillar Inc.	12,000	1,768
MTU Aero Engines AG2	9,000	1,517
BAE Systems PLC[2]	170,000	1,387
Cummins Inc.	8,000	1,297
American Funds Insurance Series — Global Balanced Fund — Page 85 of 194

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Harmonic Drive Systems Inc.	22,000	$1,263
Northrop Grumman Corp.	3,450	1,204
Lockheed Martin Corp.	3,080	1,041
International Consolidated Airlines Group, SA (CDI)[2]	120,000	1,035
KONE OYJ, Class B2	19,700	984
General Electric Co.	57,000	768
		27,478
Consumer staples 6.70%
British American Tobacco PLC[2]	104,700	6,073
British American Tobacco PLC (ADR)	22,146	1,277
Philip Morris International Inc.	36,700	3,648
Nestlé SA2	43,800	3,466
Altria Group, Inc.	51,000	3,178
Coca-Cola European Partners plc	48,000	2,000
Pernod Ricard SA2	8,800	1,465
Walgreens Boots Alliance, Inc.	20,000	1,309
Coca-Cola Co.	29,000	1,260
Coca-Cola FEMSA, SAB de CV, Series L	150,000	992
Procter & Gamble Co.	11,000	872
		25,540
Health care 5.46%
Humana Inc.	20,830	5,600
Merck & Co., Inc.	56,120	3,057
Mettler-Toledo International Inc.[1]	3,500	2,013
Fisher & Paykel Healthcare Corp. Ltd.[2]	204,000	1,961
Carl Zeiss Meditec AG, non-registered shares[2]	19,500	1,245
AstraZeneca PLC[2]	17,700	1,216
Medtronic PLC	15,000	1,203
Gilead Sciences, Inc.	14,000	1,055
Novartis AG2	11,800	954
Express Scripts Holding Co.[1]	13,600	939
bioMérieux SA2	10,425	861
UnitedHealth Group Inc.	3,255	697
		20,801
Consumer discretionary 4.80%
Amazon.com, Inc.[1]	3,300	4,776
Wynn Resorts, Ltd.	13,000	2,371
Nokian Renkaat Oyj[2]	50,634	2,302
Axel Springer SE2	23,300	1,950
Home Depot, Inc.	9,000	1,604
LVMH Moët Hennessy-Louis Vuitton SE2	4,195	1,293
Peugeot SA2	52,500	1,264
Accor SA2	20,800	1,123
General Motors Co.	25,000	909
ProSiebenSat.1 Media SE2	20,000	694
		18,286
Energy 4.13%
Royal Dutch Shell PLC, Class B2	114,200	3,677
ConocoPhillips	56,006	3,321
LUKOIL Oil Co. PJSC (ADR)[2]	39,800	2,746
Enbridge Inc. (CAD denominated)	50,594	1,591
American Funds Insurance Series — Global Balanced Fund — Page 86 of 194

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Enbridge Inc. (CAD denominated)[2,3]	16,157	$503
Reliance Industries Ltd.[2]	106,000	1,441
Schlumberger Ltd.	20,400	1,322
Chevron Corp.	10,000	1,140
		15,741
Materials 3.42%
DowDuPont Inc.	32,948	2,099
Randgold Resources Ltd.[2]	25,000	2,069
Linde AG, non-registered shares[1,2]	8,900	1,873
WestRock Co.	24,570	1,577
LyondellBasell Industries NV	12,000	1,268
Koninklijke DSM NV2	12,000	1,193
Boral Ltd.[2]	185,000	1,064
Rio Tinto PLC[2]	18,000	913
Croda International PLC[2]	13,100	840
The Chemours Co.	3,200	156
		13,052
Utilities 2.01%
Enel Américas SA (ADR)	197,000	2,289
Ørsted AS2	33,800	2,200
ENN Energy Holdings Ltd.[2]	232,000	2,081
Power Assets Holdings Ltd.[2]	120,500	1,079
		7,649
Real estate 1.85%
Daito Trust Construction Co., Ltd.	11,000	1,901
Link Real Estate Investment Trust REIT[2]	211,697	1,815
Equinix, Inc. REIT	4,240	1,773
GLP J-REIT REIT	1,432	1,557
		7,046
Miscellaneous 4.87%
Other common stocks in initial period of acquisition		18,572
Total common stocks (cost: $181,882,000)		238,977
Bonds, notes & other debt instruments 33.50% Bonds & notes of governments & government agencies outside the U.S. 16.13%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2022[3]	$200	193
Abu Dhabi (Emirate of) 3.125% 2027[3]	200	189
Australia (Commonwealth of), Series 128, 5.75% 2022	A$1,120	983
Australia (Commonwealth of), Series 133, 5.50% 2023	425	375
Bank of Thailand 1.49% 2019	THB24,120	773
Bank of Thailand 1.50% 2019	11,780	377
Bank of Thailand 1.59% 2019	2,000	64
Belgium (Kingdom of), Series 77, 1.00% 2026	€675	863
Belgium (Kingdom of), Series 85, 0.80% 2028	360	445
Brazil (Federative Republic of) 0% 2021	BRL4,900	1,148
Brazil (Federative Republic of) 10.00% 2025	2,318	729
Canada 1.00% 2022	C$300	223
Canada 2.25% 2025	2,200	1,729
Chile (Republic of) 5.50% 2020	CLP50,000	86
American Funds Insurance Series — Global Balanced Fund — Page 87 of 194

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) 4.375% 2021	$200	$207
European Financial Stability Facility 0.95% 2028	€300	375
European Investment Bank 2.25% 2022	$225	221
French Republic O.A.T. 3.25% 2045	€100	172
French Republic O.A.T. 2.00% 2048	150	204
Germany (Federal Republic of) 2.25% 2021	60	81
Germany (Federal Republic of) 0.10% 2023[4]	53	70
Germany (Federal Republic of) 0.50% 2026	200	251
Germany (Federal Republic of) 2.50% 2046	750	1,234
Germany (Federal Republic of) 1.25% 2048	400	504
India (Republic of) 7.80% 2021	INR39,200	613
India (Republic of) 7.68% 2023	36,900	573
India (Republic of) 8.83% 2023	10,400	169
India (Republic of) 6.97% 2026	74,000	1,090
Indonesia (Republic of) 3.75% 2022	$410	411
Indonesia (Republic of) 3.85% 2027[3]	400	393
Ireland (Republic of) 3.40% 2024	€50	73
Ireland (Republic of) 1.00% 2026	500	633
Ireland (Republic of) 0.90% 2028	900	1,107
Ireland (Republic of) 2.40% 2030	30	43
Israel (State of) 3.15% 2023	$400	400
Israel (State of) 2.00% 2027	ILS2,100	616
Israel (State of) 5.50% 2042	1,000	428
Italy (Republic of) 1.45% 2022	€300	384
Italy (Republic of) 0.95% 2023	150	187
Italy (Republic of) 4.75% 2023	100	149
Italy (Republic of) 4.50% 2024	200	296
Italy (Republic of) 1.50% 2025	570	712
Japan, Series 115, 0.20% 2018	¥5,000	47
Japan, Series 128, 0.10% 2021	220,000	2,082
Japan, Series 315, 1.20% 2021	65,000	637
Japan, Series 134, 0.10% 2022	95,000	902
Japan, Series 326, 0.70% 2022	10,000	98
Japan, Series 17, 0.10% 2023[4]	10,370	102
Japan, Series 19, 0.10% 2024[4]	30,090	298
Japan, Series 18, 0.10% 2024[4]	20,620	203
Japan, Series 337, 0.30% 2024	205,000	1,974
Japan, Series 340, 0.40% 2025	20,000	194
Japan, Series 344, 0.10% 2026	70,000	664
Japan, Series 21, 0.10% 2026[4]	40,147	399
Japan, Series 346, 0.10% 2027	354,600	3,360
Japan, Series 22, 0.10% 2027[4]	25,165	251
Japan, Series 145, 1.70% 2033	150,000	1,706
Japan, Series 21, 2.30% 2035	20,000	248
Japan, Series 161, 0.60% 2037	170,000	1,629
Japan, Series 36, 2.00% 2042	10,000	123
Japan, Series 42, 1.70% 2044	75,000	877
Japan, Series 53, 0.60% 2046	10,000	91
Japan, Series 57, 0.80% 2047	25,000	239
KfW 2.125% 2022	$250	244
Kuwait (State of) 2.75% 2022[3]	200	196
Lithuania (Republic of) 7.375% 2020	100	108
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR293	76
Malaysia (Federation of), Series 0515, 3.759% 2019	550	143
Malaysia (Federation of), Series 0315, 3.659% 2020	58	15
American Funds Insurance Series — Global Balanced Fund — Page 88 of 194

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0314, 4.048% 2021	MYR350	$92
Malaysia (Federation of), Series 0215, 3.795% 2022	400	104
Malaysia (Federation of), Series 0116, 3.80% 2023	5,000	1,294
Malaysia (Federation of), Series 0115, 3.955% 2025	2,500	647
Malaysia (Federation of), Series 0316, 3.90% 2026	2,033	524
Malaysia (Federation of), Series 0212, 3.892% 2027	167	43
Malaysia (Federation of), Series 0310, 4.498% 2030	1,600	420
Morocco (Kingdom of) 4.25% 2022	$200	204
National Highways Authority of India 7.17% 2021	INR30,000	455
Netherlands (Kingdom of the) 5.50% 2028	€100	182
Norway (Kingdom of) 3.75% 2021	NKr2,200	303
Peru (Republic of) 6.15% 2032	PEN675	231
Peru (Republic of) 5.625% 2050	$20	24
Poland (Republic of), Series 1020, 5.25% 2020	PLN5,150	1,644
Poland (Republic of), Series 1021, 5.75% 2021	2,670	883
Poland (Republic of), Series 0922, 5.75% 2022	870	292
Poland (Republic of), Series 1023, 4.00% 2023	2,800	882
Poland (Republic of), Series 0725, 3.25% 2025	2,450	734
Portuguese Republic 5.125% 2024	$250	266
Portuguese Republic 2.875% 2025	€900	1,246
Portuguese Republic 2.875% 2026	490	677
Portuguese Republic 2.125% 2028	125	162
Quebec (Province of) 2.375% 2022	$114	112
Romania 3.375% 2038	€80	99
Saudi Arabia (Kingdom of) 2.894% 2022[3]	$200	195
Saudi Arabia (Kingdom of) 3.625% 2028[3]	200	190
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR1,950	167
South Africa (Republic of), Series R-214, 6.50% 2041	8,050	526
South Korea (Republic of), Series 2106, 4.25% 2021	KRW262,000	261
South Korea (Republic of), Series 2203, 1.875% 2022	260,000	239
South Korea (Republic of), Series 2209, 2.00% 2022	945,000	872
South Korea (Republic of), Series 2712, 2.375% 2027	500,000	460
Spain (Kingdom of) 2.75% 2024	€355	500
Spain (Kingdom of) 3.80% 2024	320	473
Spain (Kingdom of) 1.30% 2026	210	266
Spain (Kingdom of) 1.95% 2026	450	601
Spain (Kingdom of) 1.40% 2028	500	629
Spain (Kingdom of) 2.90% 2046	130	185
Spain (Kingdom of) 2.70% 2048	375	507
Sweden (Kingdom of) 1.125% 2019[3]	$200	196
Thailand (Kingdom of) 1.875% 2022	THB14,100	455
Thailand (Kingdom of) 3.85% 2025	7,300	260
Thailand (Kingdom of) 2.125% 2026	6,000	188
United Kingdom 3.75% 2020	£75	113
United Kingdom 1.75% 2022	280	405
United Kingdom 2.75% 2024	400	617
United Kingdom 4.25% 2027	50	88
United Kingdom 4.25% 2040	50	104
United Kingdom 3.25% 2044	250	461
United Kingdom 3.50% 2045	150	290
United Mexican States 4.15% 2027	$200	202
United Mexican States 4.00% 2040[4]	MXN3,012	170
United Mexican States 4.60% 2046	$200	190
United Mexican States, Series M, 8.00% 2020	MXN2,000	112
United Mexican States, Series M, 6.50% 2021	9,000	485
American Funds Insurance Series — Global Balanced Fund — Page 89 of 194

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M, 6.50% 2022	MXN8,500	$456
United Mexican States, Series M20, 10.00% 2024	7,300	461
United Mexican States, Series M, 5.75% 2026	27,000	1,349
United Mexican States, Series M30, 10.00% 2036	2,500	171
Uruguay (Oriental Republic of) 9.875% 2022	UYU3,334	120
Uruguay (Oriental Republic of) 8.50% 2028	9,188	299
		61,462
U.S. Treasury bonds & notes 9.72% U.S. Treasury 7.28%
U.S. Treasury 0.75% 2018	$280	280
U.S. Treasury 1.375% 2018	200	200
U.S. Treasury 1.375% 2018	150	150
U.S. Treasury 1.50% 2018	100	100
U.S. Treasury 1.00% 2019	1,000	980
U.S. Treasury 1.25% 2019	50	50
U.S. Treasury 1.625% 2019	1,075	1,068
U.S. Treasury 1.625% 2019	300	298
U.S. Treasury 1.75% 2019	600	596
U.S. Treasury 3.125% 2019	225	227
U.S. Treasury 1.375% 2020	900	882
U.S. Treasury 1.50% 2020	350	343
U.S. Treasury 1.75% 2020	1,600	1,574
U.S. Treasury 2.125% 2020	200	199
U.S. Treasury 1.125% 2021	1,025	982
U.S. Treasury 1.375% 2021	550	532
U.S. Treasury 2.00% 2021	108	106
U.S. Treasury 1.625% 2022	2,850	2,743
U.S. Treasury 1.875% 2022	700	684
U.S. Treasury 1.875% 2022	600	584
U.S. Treasury 2.00% 2022	500	488
U.S. Treasury 2.00% 2022	455	444
U.S. Treasury 2.00% 2022	75	74
U.S. Treasury 1.375% 2023	300	282
U.S. Treasury 1.75% 2023	100	96
U.S. Treasury 2.375% 2023	2,000	1,984
U.S. Treasury 2.625% 2023	800	802
U.S. Treasury 2.00% 2024	750	723
U.S. Treasury 2.125% 2024	2,025	1,962
U.S. Treasury 2.125% 2024	500	484
U.S. Treasury 2.25% 2024	200	195
U.S. Treasury 2.125% 2025	200	193
U.S. Treasury 1.625% 2026	535	494
U.S. Treasury 1.625% 2026	440	405
U.S. Treasury 2.25% 2027	2,800	2,686
U.S. Treasury 2.25% 2027	700	673
U.S. Treasury 2.25% 2027	500	479
U.S. Treasury 2.375% 2027	1,500	1,456
U.S. Treasury 3.00% 2044	355	357
U.S. Treasury 2.50% 2045	315	288
U.S. Treasury 3.00% 2045	100	101
U.S. Treasury 2.875% 2046	500	490
		27,734
American Funds Insurance Series — Global Balanced Fund — Page 90 of 194

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 2.44%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2021[4]	$1,098	$1,089
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	215	212
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	319	319
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	522	510
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	1,779	1,790
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	848	829
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	235	232
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	66	74
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	834	835
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	1,693	1,651
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	218	213
U.S. Treasury Inflation-Protected Security 0.50% 2028[4]	1,183	988
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	505	562
		9,304
Total U.S. Treasury bonds & notes		37,038
Corporate bonds & notes 6.19% Financials 1.56%
ACE INA Holdings Inc. 2.875% 2022	20	20
ACE INA Holdings Inc. 3.35% 2026	20	20
ACE INA Holdings Inc. 4.35% 2045	35	37
Allianz SE 4.75% 2049	€100	141
Aviva PLC, subordinated 6.875% 2058	£75	138
AXA SA, junior subordinated 5.453% (undated)	100	152
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	€100	127
Banco del Estado de Chile 2.668% 2021[3]	$500	491
Banco Nacional de Comercio Exterior SNC 3.80% 2026[3]	200	197
Bank of America Corp. 3.55% 2024	100	100
Bank of America Corp. 3.419% 2028[3]	394	378
Barclays Bank PLC 10.00% 2021	£100	171
Berkshire Hathaway Inc. 3.00% 2022	$75	75
CaixaBank, SA 5.00% 2023	€100	127
Goldman Sachs Group, Inc. 5.75% 2022	$70	76
Goldman Sachs Group, Inc. 2.905% 2023	130	126
Goldman Sachs Group, Inc. 3.20% 2023	150	148
Goldman Sachs Group, Inc. 3.50% 2025	210	206
Goldman Sachs Group, Inc. 3.75% 2026	25	25
Goldman Sachs Group, Inc. 4.75% 2045	70	75
Groupe BPCE SA 5.70% 2023[3]	200	215
HSBC Holdings PLC 3.033% 2023	200	195
HSBC Holdings PLC 3.375% 2024	€100	126
HSBC Holdings PLC 3.90% 2026	$200	200
Intesa Sanpaolo SpA 6.625% 2023	€125	190
JPMorgan Chase & Co. 2.55% 2021	$76	75
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co. 2.70% 2023	150	145
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)	135	147
Lloyds Banking Group PLC 6.50% 2020	€210	290
Morgan Stanley 3.125% 2026	$110	104
Morgan Stanley 3.875% 2026	75	75
NN Group NV 4.50% 2049	€100	134
PNC Financial Services Group, Inc. 2.854% 2022	$100	98
Rabobank Nederland 3.875% 2023	€100	142
American Funds Insurance Series — Global Balanced Fund — Page 91 of 194

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Skandinaviska Enskilda Banken AB 2.80% 2022	$250	$245
UniCredit SPA 4.625% 2027[3]	200	202
US Bancorp 2.85% 2023	300	296
VEB Finance Ltd. 6.902% 2020[3]	100	106
Wells Fargo & Co. 3.584% 2028	100	98
		5,941
Utilities 0.98%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	200	198
American Electric Power Co., Inc. 2.15% 2020	215	211
CMS Energy Corp. 3.60% 2025	150	149
Duke Energy Carolinas, Inc. 3.05% 2023	280	280
Duke Energy Carolinas, Inc. 3.70% 2047	50	48
Duke Energy Corp. 3.75% 2024	110	110
Duke Energy Corp. 2.65% 2026	225	206
E.ON International Finance BV 5.80% 2018[3]	25	25
Enel Finance International SA 2.75% 2023[3]	200	193
Enel Finance International SA 3.625% 2027[3]	200	191
Enel Finance International SA 3.50% 2028[3]	400	375
Enersis Américas SA 4.00% 2026	110	108
Exelon Corp. 3.497% 2022	25	25
Exelon Corp. 3.40% 2026	150	145
FirstEnergy Corp. 3.90% 2027	250	246
FirstEnergy Corp. 3.50% 2028[3]	65	62
FirstEnergy Corp. 4.85% 2047	60	63
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	85
NiSource Finance Corp. 2.65% 2022	50	48
Pacific Gas and Electric Co. 3.85% 2023	70	71
Pacific Gas and Electric Co. 2.95% 2026	25	23
Pacific Gas and Electric Co. 3.30% 2027[3]	275	261
Pacific Gas and Electric Co. 4.25% 2046	75	73
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	101
State Grid Overseas Investment Ltd. 3.50% 2027[3]	450	434
		3,731
Consumer discretionary 0.69%
Amazon.com, Inc. 2.80% 2024[3]	170	165
Amazon.com, Inc. 3.15% 2027[3]	95	92
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	45	43
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	200	193
Ford Motor Credit Co. 3.20% 2021	200	198
Hyundai Capital America 2.55% 2020[3]	135	133
Hyundai Capital America 3.25% 2022[3]	65	64
Hyundai Capital Services Inc. 3.75% 2023[3]	250	248
McDonald’s Corp. 3.50% 2020	50	51
McDonald’s Corp. 3.70% 2026	35	35
McDonald’s Corp. 3.80% 2028	110	111
McDonald’s Corp. 4.875% 2045	25	27
Myriad International Holdings 6.00% 2020	250	264
Myriad International Holdings 5.50% 2025	250	266
NBCUniversal Media, LLC 4.375% 2021	50	52
Nissan Motor Co., Ltd. 2.15% 2020[3]	120	118
Nissan Motor Co., Ltd. 2.60% 2022[3]	115	111
President & Fellows of Harvard College 3.619% 2037	150	151
American Funds Insurance Series — Global Balanced Fund — Page 92 of 194

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Thomson Reuters Corp. 4.30% 2023	$75	$77
Time Warner Inc. 4.75% 2021	150	157
Toyota Motor Credit Corp. 2.25% 2023	85	81
		2,637
Health care 0.60%
Abbott Laboratories 3.75% 2026	90	90
AbbVie Inc. 2.50% 2020	180	178
AbbVie Inc. 2.90% 2022	60	59
AbbVie Inc. 3.60% 2025	50	49
AbbVie Inc. 3.20% 2026	173	165
AbbVie Inc. 4.50% 2035	15	15
Aetna Inc. 2.75% 2022	50	48
Aetna Inc. 2.80% 2023	10	10
Allergan PLC 3.00% 2020	30	30
Allergan PLC 3.80% 2025	275	271
Allergan PLC 4.55% 2035	45	44
Allergan PLC 4.75% 2045	31	30
Amgen Inc. 1.85% 2021	20	19
Amgen Inc. 2.25% 2023	180	170
AstraZeneca PLC 2.375% 2022	110	106
Baxalta Inc. 4.00% 2025	80	80
Becton, Dickinson and Co. 2.894% 2022	55	53
Becton, Dickinson and Co. 3.734% 2024	35	34
Becton, Dickinson and Co. 3.70% 2027	65	63
EMD Finance LLC 3.25% 2025[3]	150	146
Humana Inc. 3.15% 2022	100	99
Medtronic, Inc. 3.50% 2025	100	100
Roche Holdings, Inc. 3.35% 2024[3]	200	201
Shire PLC 2.40% 2021	180	174
Shire PLC 2.875% 2023	45	43
Shire PLC 3.20% 2026	25	23
		2,300
Energy 0.60%
Cenovus Energy Inc. 4.25% 2027	65	63
Chevron Corp. 2.954% 2026	75	72
Ecopetrol SA 5.875% 2045	20	20
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	70
Enbridge Inc. 4.25% 2026	70	70
Enbridge Inc. 3.70% 2027	132	127
Energy Transfer Partners, LP 4.00% 2027	67	64
Energy Transfer Partners, LP 4.20% 2027	15	14
Halliburton Co. 3.80% 2025	110	111
Kinder Morgan Energy Partners, LP 3.50% 2021	30	30
Kinder Morgan Energy Partners, LP 5.50% 2044	200	205
Kinder Morgan, Inc. 4.30% 2028	150	150
Petrobras Global Finance Co. 5.299% 2025[3]	85	84
Petróleos Mexicanos 6.50% 2027	130	139
Petróleos Mexicanos 6.35% 2048[3]	357	347
Phillips 66 Partners LP 4.68% 2045	5	5
Schlumberger BV 4.00% 2025[3]	80	81
Statoil ASA 3.15% 2022	160	160
Statoil ASA 3.70% 2024	50	51
American Funds Insurance Series — Global Balanced Fund — Page 93 of 194

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Total Capital International 2.875% 2022	$150	$149
Williams Partners LP 4.50% 2023	100	103
Williams Partners LP 4.30% 2024	100	101
Williams Partners LP 4.00% 2025	75	74
		2,290
Consumer staples 0.59%
Altria Group, Inc. 2.625% 2020	100	99
Altria Group, Inc. 4.75% 2021	150	157
Altria Group, Inc. 4.25% 2042	150	147
Anheuser-Busch InBev NV 3.30% 2023	35	35
Anheuser-Busch InBev NV 3.50% 2024	80	81
Anheuser-Busch InBev NV 4.00% 2028	84	85
Anheuser-Busch InBev NV 4.90% 2046	35	38
British American Tobacco PLC 3.557% 2027[3]	105	101
British American Tobacco PLC 4.39% 2037[3]	80	80
CVS Health Corp. 3.70% 2023	165	166
CVS Health Corp. 4.30% 2028	175	176
CVS Health Corp. 4.78% 2038	95	96
CVS Health Corp. 5.05% 2048	280	295
Kraft Heinz Co. 3.50% 2022	100	100
Kroger Co. 3.50% 2026	140	135
Pernod Ricard SA 4.45% 2022[3]	150	156
Philip Morris International Inc. 2.00% 2020	55	54
Philip Morris International Inc. 2.90% 2021	100	99
Philip Morris International Inc. 2.625% 2022	15	15
Philip Morris International Inc. 4.25% 2044	25	25
Reynolds American Inc. 4.00% 2022	15	15
Reynolds American Inc. 4.45% 2025	105	108
		2,263
Telecommunication services 0.41%
AT&T Inc. 3.40% 2024	150	151
AT&T Inc. 3.90% 2027	95	96
AT&T Inc. 4.10% 2028[3]	238	236
AT&T Inc. 4.90% 2037	80	81
Deutsche Telekom International Finance BV 1.95% 2021[3]	150	144
Deutsche Telekom International Finance BV 9.25% 2032	45	68
France Télécom 9.00% 2031	65	95
France Telecom 5.375% 2050	£50	100
Orange SA 2.75% 2019	$140	140
Verizon Communications Inc. 2.45% 2022	125	120
Verizon Communications Inc. 4.50% 2033	90	91
Verizon Communications Inc. 4.272% 2036	248	238
		1,560
Information technology 0.30%
Apple Inc. 2.50% 2022	75	74
Apple Inc. 3.35% 2027	65	64
Broadcom Ltd. 3.875% 2027	190	185
Microsoft Corp. 2.40% 2026	110	103
American Funds Insurance Series — Global Balanced Fund — Page 94 of 194

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 3.30% 2027	$530	$526
Oracle Corp. 3.25% 2027	210	205
		1,157
Real estate 0.22%
American Campus Communities, Inc. 3.35% 2020	15	15
American Campus Communities, Inc. 3.75% 2023	100	100
American Campus Communities, Inc. 4.125% 2024	90	90
Corporate Office Properties LP 3.60% 2023	65	64
Essex Portfolio LP 3.50% 2025	120	118
Essex Portfolio LP 3.375% 2026	40	39
Scentre Group 3.75% 2027[3]	20	20
WEA Finance LLC 2.70% 2019[3]	200	199
WEA Finance LLC 3.75% 2024[3]	200	200
		845
Industrials 0.19%
General Electric Capital Corp. 3.15% 2022	50	49
Lima Metro Line Finance Ltd. 5.875% 2034[3,5]	200	207
Lockheed Martin Corp. 3.10% 2023	10	10
Lockheed Martin Corp. 3.55% 2026	15	15
Red de Carreteras de Occidente 9.00% 2028[5]	MXN2,000	107
Union Pacific Corp. 2.95% 2023	$100	100
United Technologies Corp. 3.10% 2022	215	213
		701
Materials 0.05%
Monsanto Co. 4.40% 2044	100	98
Vale SA 6.25% 2026	75	84
		182
Total corporate bonds & notes		23,607
Mortgage-backed obligations 1.46%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	50	50
Fannie Mae 3.00% 2033[5,6]	300	299
Fannie Mae 3.50% 2048[5,6]	450	449
Fannie Mae 4.00% 2048[5,6]	1,780	1,823
Fannie Mae 4.50% 2048[5,6]	175	183
Freddie Mac 3.50% 2048[5,6]	300	301
Government National Mortgage Assn. 4.00% 2048[5,6]	170	175
Korea Housing Finance Corp. 2.50% 2020[3,5]	250	245
Korea Housing Finance Corp. 2.00% 2021[3,5]	250	239
Nordea Kredit 2.00% 2037[5]	DKr1,226	211
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	6,370	1,099
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	2,855	492
		5,566
Total bonds, notes & other debt instruments (cost: $126,638,000)		127,673
American Funds Insurance Series — Global Balanced Fund — Page 95 of 194

unaudited
Short-term securities 3.61%	Principal amount (000)	Value (000)
Société Générale 1.62% due 4/2/2018[3]	$8,650	$8,648
Thailand Treasury Bills 1.35% due 12/6/2018	THB3,000	95
U.S. Treasury Bills 1.64% due 4/19/2018	$5,000	4,996
Total short-term securities (cost: $13,739,000)		13,739
Total investment securities 99.82% (cost: $322,259,000)		380,389
Other assets less liabilities 0.18%		694
Net assets 100.00%		$381,083
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD708	PLN2,400	JPMorgan Chase	4/6/2018	$7
EUR482	USD604	Bank of America, N.A.	4/6/2018	(11)
USD566	INR36,900	JPMorgan Chase	4/9/2018	1
USD462	CAD600	Goldman Sachs	4/9/2018	(3)
USD231	CAD300	Bank of America, N.A.	4/11/2018	(2)
JPY44,954	USD424	JPMorgan Chase	4/11/2018	(2)
EUR502	USD621	Bank of America, N.A.	4/11/2018	(3)
USD116	AUD150	Bank of America, N.A.	4/12/2018	1
USD764	AUD970	Citibank	4/16/2018	20
USD374	AUD475	JPMorgan Chase	4/16/2018	10
JPY22,250	USD207	HSBC Bank	4/16/2018	2
JPY134,232	USD1,261	JPMorgan Chase	4/16/2018	1
USD387	CAD500	UBS AG	4/16/2018	(1)
JPY40,289	USD380	Bank of America, N.A.	4/16/2018	(1)
USD515	CAD665	Bank of America, N.A.	4/16/2018	(2)
JPY57,092	USD538	UBS AG	4/20/2018	(1)
NOK1,124	USD146	JPMorgan Chase	4/20/2018	(3)
NOK1,930	USD250	Citibank	4/20/2018	(4)
NOK11,192	USD1,450	Citibank	4/20/2018	(22)
JPY34,577	USD322	HSBC Bank	4/23/2018	3
EUR349	USD429	UBS AG	4/23/2018	1
CHF280	USD294	Bank of America, N.A.	4/23/2018	(1)
CHF385	USD404	Goldman Sachs	4/23/2018	(1)
USD337	INR22,118	Goldman Sachs	4/23/2018	(1)
USD143	MXN2,700	Bank of America, N.A.	4/23/2018	(5)
SEK3,609	USD440	Citibank	4/24/2018	(7)
GBP500	EUR573	JPMorgan Chase	5/3/2018	(4)
NOK2,700	USD349	Bank of America, N.A.	5/4/2018	(5)
GBP561	USD800	Citibank	5/4/2018	(12)
EUR1,049	USD1,309	Bank of America, N.A.	5/4/2018	(16)
USD241	ZAR2,900	UBS AG	5/9/2018	(3)
EUR266	USD332	Goldman Sachs	5/10/2018	(3)
USD425	BRL1,400	Citibank	5/23/2018	3
EUR645	USD794	Citibank	5/25/2018	2
USD317	MXN5,900	JPMorgan Chase	7/9/2018	(2)
American Funds Insurance Series — Global Balanced Fund — Page 96 of 194

unaudited
Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD373	INR24,900	Citibank	9/24/2018	$(1)
USD371	BRL1,250	Citibank	11/29/2018	1
				$(64)

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $94,566,000, which represented 24.82% of the net assets of the fund. This amount includes $94,063,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,976,000, which represented 4.72% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.

Key to abbreviations and symbols
ADR = American Depositary Receipts	KRW = South Korean won
AUD/A$ = Australian dollars	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NOK/NKr = Norwegian kroner
CDI = CREST Depository Interest	PEN = Peruvian nuevos soles
CHF = Swiss francs	PLN = Polish zloty
CLP = Chilean pesos	SEK = Swedish kronor
DKr = Danish kroner	TBA = To-be-announced
EUR/€ = Euros	THB = Thai baht
GBP/£ = British pounds	USD/$ = U.S. dollars
ILS = Israeli shekels	UYU = Uruguayan pesos
INR = Indian rupees	ZAR = South African rand
JPY/¥ = Japanese yen
American Funds Insurance Series — Global Balanced Fund — Page 97 of 194

Bond Fund
Investment portfolio
March 31, 2018
unaudited
Bonds, notes & other debt instruments 96.38% Corporate bonds & notes 34.22% Financials 9.40%	Principal amount (000)	Value (000)
ABN AMRO Bank NV 2.65% 2021[1]	$3,000	$2,954
ACE INA Holdings Inc. 2.30% 2020	2,105	2,074
ACE INA Holdings Inc. 2.875% 2022	3,725	3,691
ACE INA Holdings Inc. 3.35% 2026	2,625	2,583
ACE INA Holdings Inc. 4.35% 2045	2,320	2,472
Allstate Corp. 4.20% 2046	205	208
Ally Financial Inc. 4.25% 2021	34,100	34,398
Ally Financial Inc. 5.125% 2024	2,800	2,866
Ally Financial Inc. 8.00% 2031	14,495	17,774
Ally Financial Inc. 8.00% 2031	10,220	12,519
American Express Co. 2.20% 2020	17,000	16,586
American Express Co. 3.00% 2024	1,350	1,298
American International Group, Inc. 4.20% 2028	12,835	12,985
American International Group, Inc. 4.75% 2048	12,975	13,373
Assicurazioni Generali SPA 7.75% 2042	€3,100	4,798
Assicurazioni Generali SPA 10.125% 2042	3,800	6,288
Bank of America Corp. 2.816% 2023	$45,485	44,353
Bank of America Corp. 3.124% 2023	42,500	42,086
Bank of America Corp. (3-month USD-LIBOR + 0.79%) 2.815% 2024[1,2]	2,000	1,992
Bank of America Corp. 3.55% 2024	2,876	2,886
Bank of America Corp. 3.419% 2028[1]	11,506	11,027
Bank of America Corp. 3.97% 2029	20,891	20,956
BB&T Corp. 2.45% 2020	5,200	5,158
BNP Paribas 3.50% 2023[1]	18,775	18,668
BNP Paribas 3.375% 2025[1]	1,500	1,452
Capital One Financial Corp. 1.85% 2019	1,500	1,475
Capital One Financial Corp. 2.40% 2020	11,650	11,425
Capital One Financial Corp. 2.50% 2020	45,100	44,412
CIT Group Inc. 5.25% 2025	60	62
CIT Group Inc., Series C, 5.50% 2019[1]	585	600
Citigroup Inc. 2.90% 2021	8,500	8,376
Citigroup Inc. 2.75% 2022	24,000	23,394
Citigroup Inc. 2.876% 2023	29,518	28,743
Citigroup Inc. 3.142% 2023	700	692
Coöperatieve Rabobank U.A. 2.75% 2023	500	487
Credit Suisse Group AG 3.574% 2023[1]	14,000	13,926
Credit Suisse Group AG 3.80% 2023	13,925	13,963
Danske Bank AS 2.80% 2021[1]	750	741
Deutsche Bank AG 2.50% 2019	2,900	2,889
Deutsche Bank AG 2.85% 2019	8,700	8,671
Deutsche Bank AG 3.15% 2021	27,675	27,276
Deutsche Bank AG 3.95% 2023	10,000	9,979
Discover Financial Services 10.25% 2019	2,700	2,929
Discover Financial Services 3.35% 2023	18,350	18,073
Discover Financial Services 4.10% 2027	12,500	12,414
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
DNB ASA 2.375% 2021[1]	$750	$731
Goldman Sachs Group, Inc. 2.875% 2021	4,000	3,961
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,412
Goldman Sachs Group, Inc. 2.905% 2023	48,156	46,866
Goldman Sachs Group, Inc. 3.20% 2023	3,542	3,494
Goldman Sachs Group, Inc. 3.584% 2023[2]	2,000	2,064
Goldman Sachs Group, Inc. 3.75% 2025	638	632
Goldman Sachs Group, Inc. 3.814% 2029	11,892	11,692
Goldman Sachs Group, Inc. 5.30% (undated)	1,850	1,859
Groupe BPCE SA 2.75% 2021	9,500	9,298
Groupe BPCE SA 2.75% 2023[1]	975	941
Groupe BPCE SA 5.70% 2023[1]	31,666	33,992
Groupe BPCE SA 5.15% 2024[1]	5,211	5,445
HSBC Holdings PLC 3.033% 2023	450	439
HSBC Holdings PLC 4.041% 2028	1,000	1,000
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,295
Intesa Sanpaolo SpA 3.875% 2019	1,485	1,495
Intesa Sanpaolo SpA 3.375% 2023[1]	9,100	8,890
Intesa Sanpaolo SpA 5.017% 2024[1]	64,790	63,964
Intesa Sanpaolo SpA 5.71% 2026[1]	16,675	16,751
Intesa Sanpaolo SpA 3.875% 2027[1]	870	823
Intesa Sanpaolo SpA 4.375% 2048[1]	425	396
JPMorgan Chase & Co. 2.70% 2023	17,325	16,720
JPMorgan Chase & Co. 2.776% 2023	12,000	11,724
JPMorgan Chase & Co. 3.30% 2026	1,000	967
JPMorgan Chase & Co. 3.509% 2029	13,696	13,302
Leucadia National Corp. 5.50% 2023	520	535
Lloyds Banking Group PLC 2.907% 2023	11,950	11,529
Lloyds Banking Group PLC 4.375% 2028	9,625	9,734
MetLife, Inc. 2.30% 2019[1]	675	672
MetLife, Inc. 2.00% 2020[1]	7,785	7,635
MetLife, Inc. 3.60% 2025	3,590	3,583
MetLife, Inc. 7.875% 2067[1]	1,505	1,896
Metropolitan Life Global Funding I 1.75% 2018[1]	1,455	1,447
Mitsubishi UFJ Financial Group, Inc. 3.455% 2023	580	580
Morgan Stanley 2.125% 2018	7,500	7,498
Morgan Stanley 2.50% 2021	44,400	43,516
Morgan Stanley 2.625% 2021	7,200	7,032
Morgan Stanley 3.125% 2023	36,250	35,759
Morgan Stanley 3.125% 2026	7,270	6,883
Morgan Stanley 3.875% 2026	8,183	8,179
Morgan Stanley 3.625% 2027	1,942	1,902
Morgan Stanley 3.772% 2029	1,000	985
National Australia Bank Ltd. 2.875% 2023	1,500	1,472
Nationwide Building Society 3.766% 2024[1]	2,000	1,996
New York Life Global Funding 2.10% 2019[1]	1,000	995
New York Life Global Funding 1.95% 2020[1]	145	143
New York Life Global Funding 1.70% 2021[1]	2,250	2,142
New York Life Global Funding 2.30% 2022[1]	500	483
NN Group NV 4.50% 2049	€8,750	11,726
Nordea Bank AB 2.50% 2020[1]	$7,425	7,313
PNC Bank 2.55% 2021	1,000	977
PNC Financial Services Group, Inc. 2.854% 2022	6,050	5,955
PNC Funding Corp. 3.30% 2022	9,000	9,050
American Funds Insurance Series — Bond Fund — Page 99 of 194

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 3.878% 2028	$500	$507
Prudential Financial, Inc. 4.418% 2048	250	258
Santander Holdings USA, Inc. 2.70% 2019	1,351	1,348
Skandinaviska Enskilda Banken AB 1.875% 2021	500	477
Standard Chartered PLC 3.885% 2024[1]	1,500	1,488
Sumitomo Mitsui Banking Corp. 2.784% 2022	1,600	1,561
Sumitomo Mitsui Banking Corp. 3.102% 2023	580	571
Svenska Handelsbanken AB 1.875% 2021	750	717
Swedbank AB 2.20% 2020[1]	1,375	1,353
Travelers Companies, Inc. 3.75% 2046	200	191
Travelers Companies, Inc. 4.00% 2047	405	404
Travelers Companies, Inc. 4.05% 2048	155	157
UniCredit SPA 4.625% 2027[1]	425	430
UniCredit SPA 5.861% 2032[1]	1,000	1,018
Unum Group 3.00% 2021	520	516
US Bancorp 2.00% 2020	1,000	986
US Bancorp 3.15% 2027	2,800	2,693
Wells Fargo & Co. 2.10% 2021	17,500	16,905
Wells Fargo & Co. 2.60% 2021	5,250	5,178
Wells Fargo & Co. 2.625% 2022	1,000	968
Wells Fargo & Co. 3.00% 2026	5,293	4,959
		1,014,427
Health care 5.05%
Abbott Laboratories 2.90% 2021	26,905	26,671
Abbott Laboratories 3.40% 2023	1,680	1,669
Abbott Laboratories 3.75% 2026	5,498	5,475
Abbott Laboratories 4.75% 2036	4,765	5,141
AbbVie Inc. 1.80% 2018	5,900	5,896
AbbVie Inc. 2.50% 2020	17,215	16,999
AbbVie Inc. 2.90% 2022	6,565	6,418
AbbVie Inc. 3.20% 2022	11,970	11,825
AbbVie Inc. 2.85% 2023	4,800	4,652
AbbVie Inc. 3.20% 2026	500	476
AbbVie Inc. 4.45% 2046	1,985	1,978
Aetna Inc. 1.70% 2018	3,525	3,521
Allergan PLC 3.00% 2020	8,275	8,235
Allergan PLC 3.45% 2022	11,060	10,972
Allergan PLC 3.80% 2025	12,497	12,294
Allergan PLC 4.55% 2035	3,820	3,746
Allergan PLC 4.75% 2045	10,785	10,590
Allergan, Inc. 5.00% 2021[1]	2,194	2,292
Amgen Inc. 2.65% 2022	1,000	977
Anthem, Inc. 2.50% 2020	10,900	10,721
Anthem, Inc. 3.65% 2027	1,500	1,452
Anthem, Inc. 4.101% 2028	9,000	9,043
AstraZeneca PLC 2.375% 2022	370	358
Becton, Dickinson and Co. 2.675% 2019	2,287	2,273
Becton, Dickinson and Co. 2.894% 2022	1,560	1,515
Becton, Dickinson and Co. 3.734% 2024	903	889
Becton, Dickinson and Co. 3.70% 2027	2,630	2,542
Becton, Dickinson and Co. 4.669% 2047	3,695	3,764
Boston Scientific Corp. 2.85% 2020	470	467
Boston Scientific Corp. 6.00% 2020	3,675	3,858
American Funds Insurance Series — Bond Fund — Page 100 of 194

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Boston Scientific Corp. 3.375% 2022	$700	$698
Boston Scientific Corp. 3.85% 2025	500	504
Cardinal Health, Inc. 4.368% 2047	375	354
Centene Corp. 5.625% 2021	1,780	1,833
Centene Corp. 4.75% 2022	200	204
Centene Corp. 6.125% 2024	375	391
Centene Corp. 4.75% 2025	325	318
EMD Finance LLC 2.40% 2020[1]	15,295	15,134
EMD Finance LLC 2.95% 2022[1]	2,200	2,168
HCA Inc. 6.50% 2020	1,550	1,629
Johnson & Johnson 2.625% 2025	420	406
Laboratory Corporation of America Holdings 3.60% 2027	500	484
Laboratory Corporation of America Holdings 4.70% 2045	4,360	4,401
Medtronic, Inc. 3.35% 2027	450	444
Medtronic, Inc. 4.625% 2045	5,015	5,496
Molina Healthcare, Inc. 5.375% 2022	1,165	1,156
Mylan Laboratories Inc. 2.50% 2019	3,500	3,474
Pfizer Inc. 7.20% 2039	100	144
Roche Holdings, Inc. 2.375% 2027[1]	500	460
Shire PLC 1.90% 2019	25,600	25,184
Shire PLC 2.40% 2021	31,545	30,476
Shire PLC 2.875% 2023	12,327	11,779
Shire PLC 3.20% 2026	22,295	20,814
Tenet Healthcare Corp. 4.75% 2020	10,000	10,125
Tenet Healthcare Corp. 6.00% 2020	1,340	1,390
Teva Pharmaceutical Finance Company BV 2.20% 2021	3,809	3,432
Teva Pharmaceutical Finance Company BV 2.80% 2023	84,594	71,734
Teva Pharmaceutical Finance Company BV 6.00% 2024[1]	1,335	1,298
Teva Pharmaceutical Finance Company BV 3.15% 2026	72,312	58,117
Teva Pharmaceutical Finance Company BV 6.75% 2028[1]	7,680	7,591
Teva Pharmaceutical Finance Company BV 4.10% 2046	57,966	42,716
Thermo Fisher Scientific Inc. 2.40% 2019	4,050	4,036
UnitedHealth Group Inc. 1.90% 2018	6,820	6,810
UnitedHealth Group Inc. 3.35% 2022	4,585	4,619
UnitedHealth Group Inc. 3.75% 2025	5,610	5,685
UnitedHealth Group Inc. 3.375% 2027	500	492
Valeant Pharmaceuticals International, Inc. 5.50% 2025[1]	4,350	4,251
WellPoint, Inc. 2.30% 2018	7,440	7,434
WellPoint, Inc. 2.25% 2019	1,250	1,238
Zimmer Holdings, Inc. 3.15% 2022	9,145	9,020
		544,648
Energy 4.92%
Anadarko Petroleum Corp. 4.85% 2021	4,810	5,004
Anadarko Petroleum Corp. 5.55% 2026	10,320	11,277
Anadarko Petroleum Corp. 6.60% 2046	7,956	10,023
Andeavor Logistics LP 3.50% 2022	830	816
Andeavor Logistics LP 4.25% 2027	825	805
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.387% 2023[2,3,4,5]	92	92
Baker Hughes, a GE Co. 3.337% 2027	1,000	957
Baker Hughes, a GE Co. 4.08% 2047	1,502	1,421
Boardwalk Pipeline Partners, LP 3.375% 2023	2,000	1,934
Canadian Natural Resources Ltd. 2.95% 2023	190	185
Canadian Natural Resources Ltd. 3.80% 2024	180	179
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Canadian Natural Resources Ltd. 3.85% 2027	$5,695	$5,576
Canadian Natural Resources Ltd. 4.95% 2047	125	131
Cenovus Energy Inc. 3.80% 2023	1,120	1,108
Cenovus Energy Inc. 4.25% 2027	18,130	17,693
Cenovus Energy Inc. 5.25% 2037	193	194
Cenovus Energy Inc. 5.40% 2047	11,550	11,649
Cheniere Energy, Inc. 7.00% 2024	14,175	15,734
Chevron Corp. 2.355% 2022	5,000	4,854
Chevron Corp. 2.498% 2022	605	595
Columbia Pipeline Partners LP 2.45% 2018	6,700	6,696
Columbia Pipeline Partners LP 5.80% 2045	1,910	2,202
ConocoPhillips 4.95% 2026	4,774	5,217
DCP Midstream Operating LP 4.95% 2022	500	505
Devon Energy Corp. 5.00% 2045	325	346
Diamond Offshore Drilling, Inc. 4.875% 2043	3,375	2,430
Enbridge Energy Partners, LP 9.875% 2019	10,500	11,130
Enbridge Energy Partners, LP 4.375% 2020	7,700	7,874
Enbridge Energy Partners, LP 5.20% 2020	5,655	5,839
Enbridge Energy Partners, LP 4.20% 2021	6,525	6,641
Enbridge Energy Partners, LP 5.875% 2025	13,960	15,325
Enbridge Energy Partners, LP 7.375% 2045	25,685	33,248
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	7,950
Enbridge Inc. 4.00% 2023	1,600	1,612
Energy Transfer Partners, LP 4.15% 2020	1,000	1,014
Energy Transfer Partners, LP 4.75% 2026	475	481
Energy Transfer Partners, LP 4.20% 2027	260	251
Energy Transfer Partners, LP 6.125% 2045	12,405	12,899
Energy Transfer Partners, LP 5.30% 2047	22,830	21,477
Energy Transfer Partners, LP 5.40% 2047	6,690	6,386
Energy Transfer Partners, LP 6.25% (undated)	8,150	7,809
Energy Transfer Partners, LP 6.625% 2049	500	477
EnLink Midstream Partners, LP 2.70% 2019	1,850	1,840
EnLink Midstream Partners, LP 4.40% 2024	365	365
EnLink Midstream Partners, LP 5.05% 2045	1,015	946
EnLink Midstream Partners, LP 5.45% 2047	475	467
Ensco PLC 5.20% 2025	340	278
Ensco PLC 5.75% 2044	80	55
EQT Corp. 2.50% 2020	5,910	5,783
EQT Corp. 3.00% 2022	2,385	2,319
EQT Corp. 3.90% 2027	1,205	1,156
Exxon Mobil Corp. 3.043% 2026	4,825	4,733
Exxon Mobil Corp. 4.114% 2046	498	526
Halliburton Co. 5.00% 2045	160	175
Husky Energy Inc. 7.25% 2019	3,390	3,621
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	8,131
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,019
Kinder Morgan Energy Partners, LP 5.40% 2044	5,270	5,346
Kinder Morgan Energy Partners, LP 5.50% 2044	925	947
Kinder Morgan Finance Co. 5.05% 2046	248	244
Kinder Morgan, Inc. 4.30% 2025	257	259
Kinder Morgan, Inc. 4.30% 2028	500	499
Kinder Morgan, Inc. 5.30% 2034	760	782
Kinder Morgan, Inc. 5.55% 2045	12,055	12,703
Kinder Morgan, Inc. 5.20% 2048	16,405	16,550
American Funds Insurance Series — Bond Fund — Page 102 of 194

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Marathon Oil Corp. 4.40% 2027	$10,400	$10,572
MPLX LP 3.375% 2023	200	198
MPLX LP 4.125% 2027	105	104
MPLX LP 4.00% 2028	4,865	4,803
MPLX LP 5.20% 2047	320	335
MPLX LP 4.70% 2048	1,000	983
NGL Energy Partners LP 6.875% 2021	1,000	1,001
Noble Corp. PLC 7.70% 2025	1,995	1,776
Noble Corp. PLC 8.70% 2045	1,760	1,461
Odebrecht Drilling Norbe 6.72% 2022[1,6]	95	92
Odebrecht Drilling Norbe 7.35% 2026[1,6,7]	33	17
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[1,6,7]	288	86
Odebrecht Drilling Norbe 0% (undated)[1,2,6]	1,195	33
Petrobras Global Finance Co. 6.125% 2022	7,260	7,775
Petrobras Global Finance Co. 5.299% 2025[1]	409	404
Petrobras Global Finance Co. 8.75% 2026	12,000	14,115
Petrobras Global Finance Co. 7.375% 2027	390	423
Petrobras Global Finance Co. 5.999% 2028[1]	1,053	1,044
Petrobras Global Finance Co. 5.75% 2029	15,615	15,133
Petrobras Global Finance Co. 7.25% 2044	45	46
Petrobras Global Finance Co. 6.85% 2115	335	318
Petróleos Mexicanos 7.47% 2026	MXN295,000	14,374
Petróleos Mexicanos 6.50% 2027	$9,880	10,564
Petróleos Mexicanos 5.35% 2028[1]	11,950	11,771
Petróleos Mexicanos 6.75% 2047	460	467
Petróleos Mexicanos 6.35% 2048[1]	16,420	15,948
Phillips 66 Partners LP 3.55% 2026	570	543
Phillips 66 Partners LP 3.75% 2028	160	155
Phillips 66 3.90% 2028	7,325	7,308
Phillips 66 4.875% 2044	375	401
Phillips 66 Partners LP 4.68% 2045	125	122
Phillips 66 Partners LP 4.90% 2046	210	211
Pioneer Natural Resources Co. 3.45% 2021	185	186
Plains All American Pipeline, LP 4.50% 2026	1,250	1,241
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[1,6]	500	490
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6]	300	308
Sabine Pass Liquefaction, LLC 5.625% 2021	1,100	1,157
Sabine Pass Liquefaction, LLC 6.25% 2022	2,800	3,040
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,069
Sabine Pass Liquefaction, LLC 5.75% 2024	9,000	9,696
Sabine Pass Liquefaction, LLC 5.625% 2025	11,980	12,884
Sabine Pass Liquefaction, LLC 5.875% 2026	18,200	19,913
Sabine Pass Liquefaction, LLC 5.00% 2027	270	281
Sabine Pass Liquefaction, LLC 4.20% 2028	790	779
Schlumberger BV 3.00% 2020[1]	600	599
Schlumberger BV 3.625% 2022[1]	222	224
Schlumberger BV 4.00% 2025[1]	9,185	9,350
Southwestern Energy Co. 4.10% 2022	3,625	3,489
Southwestern Energy Co. 6.70% 2025	6,305	6,147
Spectra Energy Partners, LP 2.95% 2018	1,615	1,617
Targa Resources Partners LP 5.125% 2025	175	175
Targa Resources Partners LP 5.375% 2027	175	175
TC PipeLines, LP 4.375% 2025	470	475
Total Capital Canada Ltd. 2.75% 2023	2,140	2,081
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean Inc. 5.80% 2022	$2,195	$2,118
Transocean Inc. 9.00% 2023[1]	5,000	5,337
Ultra Petroleum Corp. 6.875% 2022[1]	625	546
Western Gas Partners LP 2.60% 2018	280	280
Western Gas Partners LP 3.95% 2025	665	649
Western Gas Partners LP 4.65% 2026	1,430	1,449
Western Gas Partners LP 5.30% 2048	675	670
Williams Partners LP 5.25% 2020	3,000	3,110
Williams Partners LP 4.50% 2023	500	514
Williams Partners LP 4.30% 2024	595	604
Williams Partners LP 4.00% 2025	500	492
Williams Partners LP 4.90% 2045	250	247
Williams Partners LP 5.10% 2045	245	249
		531,004
Consumer discretionary 3.65%
Amazon.com, Inc. 3.15% 2027[1]	13,865	13,395
Amazon.com, Inc. 3.875% 2037[1]	500	498
Amazon.com, Inc. 4.05% 2047[1]	1,355	1,351
Bayerische Motoren Werke AG 1.45% 2019[1]	13,610	13,380
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	6,805	6,827
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	760	777
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	5,000	4,759
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	750	690
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	3,555	3,407
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	3,315	3,213
Comcast Corp. 3.00% 2024	1,000	975
Comcast Corp. 3.30% 2027	240	232
Comcast Corp. 3.15% 2028	8,170	7,805
Comcast Corp. 4.00% 2047	670	633
Comcast Corp. 4.00% 2048	819	778
Cumulus Media Inc. 7.75% 2019	1,715	279
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.90% 2020[2,6,8]	1,620	1,388
DaimlerChrysler North America Holding Corp. (3-month USD-LIBOR + 0.86%) 2.633% 2018[1,2]	7,500	7,515
DaimlerChrysler North America Holding Corp. 1.50% 2019[1]	1,000	983
DaimlerChrysler North America Holding Corp. 3.00% 2021[1]	500	497
DaimlerChrysler North America Holding Corp. 2.85% 2022[1]	500	492
DaimlerChrysler North America Holding Corp. 3.35% 2023[1]	2,000	1,994
DaimlerChrysler North America Holding Corp. 3.25% 2024[1]	755	743
DaimlerChrysler North America Holding Corp. 3.30% 2025[1]	5,500	5,415
Discovery Communications, Inc. 2.20% 2019	7,855	7,777
Discovery Communications, Inc. 2.95% 2023	4,185	4,036
Dollar General Corp. 1.875% 2018	1,211	1,210
Dollar Tree Inc. 5.75% 2023	1,225	1,283
Ford Motor Co. 5.291% 2046	1,810	1,774
Ford Motor Credit Co. 2.262% 2019	9,700	9,636
Ford Motor Credit Co. 2.375% 2019	18,650	18,552
Ford Motor Credit Co. 2.597% 2019	9,410	9,338
Ford Motor Credit Co. 2.343% 2020	17,500	17,049
Ford Motor Credit Co. 2.681% 2020	17,750	17,606
Ford Motor Credit Co. 3.157% 2020	3,150	3,135
Ford Motor Credit Co. 3.336% 2021	300	298
Ford Motor Credit Co. 3.219% 2022	7,315	7,195
Ford Motor Credit Co. 3.81% 2024	6,050	5,937
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 4.134% 2025	$10,000	$9,842
General Motors Co. 5.40% 2048	7,500	7,507
General Motors Financial Co. 2.40% 2019	17,990	17,903
General Motors Financial Co. 2.45% 2020	9,000	8,804
General Motors Financial Co. 3.70% 2020	15,895	16,052
General Motors Financial Co. 4.20% 2021	1,500	1,530
General Motors Financial Co. 3.15% 2022	12,500	12,245
General Motors Financial Co. 3.70% 2023	11,500	11,426
General Motors Financial Co. 3.50% 2024	1,575	1,522
Home Depot, Inc. 4.40% 2021	7,500	7,795
Home Depot, Inc. 2.80% 2027	12,000	11,361
Home Depot, Inc. 3.90% 2047	830	826
Hyundai Capital America 2.00% 2019[1]	365	360
Hyundai Capital America 2.55% 2020[1]	4,700	4,629
Hyundai Capital America 2.60% 2020[1]	325	321
Hyundai Capital America 2.75% 2020[1]	3,821	3,765
Hyundai Capital America 3.25% 2022[1]	2,021	1,986
Hyundai Capital Services Inc. 1.625% 2019[1]	1,600	1,565
Lowe’s Companies, Inc. 4.05% 2047	500	495
McDonald’s Corp. 3.35% 2023	110	111
McDonald’s Corp. 3.50% 2027	7,385	7,312
McDonald’s Corp. 3.80% 2028	370	375
McDonald’s Corp. 4.875% 2045	7,365	8,013
McDonald’s Corp. 4.45% 2047	4,360	4,520
Meritage Homes Corp. 6.00% 2025[1]	500	515
MGM Resorts International 7.75% 2022	2,000	2,232
NBC Universal Enterprise, Inc. 5.25% 2049[1]	5,170	5,377
NBCUniversal Media, LLC 5.15% 2020	10,000	10,439
Newell Rubbermaid Inc. 3.85% 2023	2,380	2,377
Newell Rubbermaid Inc. 4.20% 2026	3,965	3,931
News America Inc. 4.00% 2023	1,100	1,128
NIKE, Inc. 3.875% 2045	7,145	7,138
Nissan Motor Co., Ltd. 2.60% 2022[1]	1,415	1,372
RCI Banque 3.50% 2018[1]	8,280	8,280
S.A.C.I. Falabella 3.75% 2027[1]	660	627
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	298
Starbucks Corp. 3.75% 2047	3,885	3,750
Thomson Reuters Corp. 4.30% 2023	240	246
Time Warner Inc. 3.80% 2027	4,535	4,390
Toyota Motor Credit Corp. 2.125% 2019	500	497
Toyota Motor Credit Corp. 2.70% 2023	1,000	981
Toyota Motor Credit Corp. 3.05% 2028	610	591
Volkswagen Group of America Finance, LLC 1.65% 2018[1]	3,500	3,495
Volkswagen Group of America Finance, LLC 2.45% 2019[1]	520	515
Volkswagen Group of America Finance, LLC 2.40% 2020[1]	3,055	3,014
Volkswagen International Finance NV 4.00% 2020[1]	4,200	4,281
Walt Disney Co. 5.50% 2019	5,000	5,140
		393,731
Consumer staples 3.35%
Altria Group, Inc. 2.85% 2022	5,000	4,897
Altria Group, Inc. 2.625% 2026	500	461
Altria Group, Inc. 4.50% 2043	3,000	3,043
Altria Group, Inc. 5.375% 2044	6,600	7,586
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 3.875% 2046	$1,800	$1,681
Anheuser-Busch InBev NV 2.65% 2021	5,775	5,733
Anheuser-Busch InBev NV 3.50% 2024	1,070	1,078
Anheuser-Busch InBev NV 3.65% 2026	18,635	18,544
Anheuser-Busch InBev NV 4.90% 2046	1,000	1,081
Anheuser-Busch InBev NV 4.60% 2048	4,820	4,989
British American Tobacco International Finance PLC 2.75% 2020[1]	5,550	5,505
British American Tobacco International Finance PLC 3.50% 2022[1]	4,020	4,010
British American Tobacco International Finance PLC 3.95% 2025[1]	5,550	5,575
British American Tobacco PLC 2.764% 2022[1]	930	900
British American Tobacco PLC 3.222% 2024[1]	2,000	1,930
British American Tobacco PLC 3.557% 2027[1]	12,860	12,323
British American Tobacco PLC 4.39% 2037[1]	2,000	1,991
British American Tobacco PLC 4.54% 2047[1]	2,500	2,479
Church & Dwight Co., Inc. 3.15% 2027	750	710
Constellation Brands, Inc. 2.25% 2020	9,000	8,810
Constellation Brands, Inc. 2.65% 2022	3,285	3,177
Constellation Brands, Inc. 2.70% 2022	40	39
Constellation Brands, Inc. 3.20% 2023	540	530
Constellation Brands, Inc. 3.50% 2027	170	164
Constellation Brands, Inc. 3.60% 2028	1,280	1,237
Constellation Brands, Inc. 4.10% 2048	5,000	4,656
Costco Wholesale Corp. 2.15% 2021	1,500	1,474
CVS Health Corp. 1.90% 2018	4,550	4,541
CVS Health Corp. 2.125% 2021	11,310	10,933
CVS Health Corp. 3.70% 2023	9,520	9,560
CVS Health Corp. 4.10% 2025	1,233	1,242
CVS Health Corp. 4.30% 2028	34,390	34,671
CVS Health Corp. 4.78% 2038	5,990	6,080
CVS Health Corp. 5.05% 2048	22,190	23,383
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.377% 2023[2,6,8]	16,234	16,426
Imperial Tobacco Finance PLC 3.50% 2023[1]	2,835	2,806
JBS SA 7.25% 2024	15,000	14,959
Kroger Co. 2.00% 2019	4,005	3,977
Kroger Co. 2.60% 2021	9,500	9,355
Molson Coors Brewing Co. 1.90% 2019	5,865	5,809
Molson Coors Brewing Co. 2.25% 2020	5,025	4,954
Molson Coors Brewing Co. 2.10% 2021	2,515	2,415
Molson Coors Brewing Co. 3.00% 2026	5,730	5,303
Molson Coors Brewing Co. 4.20% 2046	4,730	4,481
Mondelez International, Inc. 1.625% 2019[1]	18,600	18,222
Philip Morris International Inc. 2.375% 2022	280	270
Philip Morris International Inc. 2.50% 2022	2,500	2,416
Philip Morris International Inc. 2.625% 2022	465	456
Philip Morris International Inc. 4.25% 2044	10,570	10,606
Procter & Gamble Co. 3.50% 2047	750	716
Reckitt Benckiser Group PLC 2.75% 2024[1]	635	606
Reynolds American Inc. 2.30% 2018	1,790	1,789
Reynolds American Inc. 3.25% 2020	4,960	4,962
Reynolds American Inc. 3.25% 2022	2,250	2,222
Reynolds American Inc. 4.00% 2022	4,330	4,408
Reynolds American Inc. 4.85% 2023	6,430	6,792
Reynolds American Inc. 4.45% 2025	15,670	16,135
Reynolds American Inc. 5.70% 2035	1,255	1,430
American Funds Insurance Series — Bond Fund — Page 106 of 194

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 5.85% 2045	$9,000	$10,550
Wal-Mart Stores, Inc. 2.35% 2022	1,000	974
WM. Wrigley Jr. Co. 3.375% 2020[1]	13,405	13,521
		361,573
Utilities 3.28%
American Electric Power Co., Inc. 3.20% 2027	1,425	1,360
Berkshire Hathaway Energy Co. 2.375% 2021[1]	350	344
Berkshire Hathaway Energy Co. 4.50% 2045	6,095	6,530
Centerpoint Energy, Inc., 2.50% 2022	240	233
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	7,748
CMS Energy Corp. 8.75% 2019	786	836
CMS Energy Corp. 5.05% 2022	2,669	2,829
Commonwealth Edison Company 4.00% 2048	325	327
Consolidated Edison Company of New York, Inc. 3.875% 2047	9,600	9,410
Consumers Energy Co. 3.25% 2046	3,765	3,372
Dominion Resources, Inc. 1.875% 2018[1]	5,450	5,414
Dominion Resources, Inc. 1.60% 2019	1,140	1,121
Dominion Resources, Inc. 2.962% 2019	500	499
Dominion Resources, Inc. 2.579% 2020	20,575	20,323
Duke Energy Corp. 3.75% 2024	4,026	4,032
Duke Energy Corp. 2.65% 2026	5,440	4,971
Duke Energy Corp. 3.15% 2027	370	349
Duke Energy Florida, LLC 3.40% 2046	6,745	6,147
EDP Finance BV 3.625% 2024[1]	23,650	23,317
Electricité de France SA 2.15% 2019[1]	145	144
Emera Inc. 6.75% 2076	1,950	2,116
Emera US Finance LP 2.70% 2021	954	933
Emera US Finance LP 3.55% 2026	495	473
Emera US Finance LP 4.75% 2046	2,495	2,509
Enel Finance International SA 2.75% 2023[1]	2,400	2,321
Enel Finance International SA 3.625% 2027[1]	1,000	954
Enel Finance International SA 3.50% 2028[1]	2,211	2,072
Enel Società per Azioni 8.75% 2073[1]	1,000	1,189
Entergy Corp. 4.00% 2022	750	766
Eversource Energy 2.50% 2021	275	271
Eversource Energy 2.75% 2022	527	517
Exelon Corp. 3.497% 2022	825	818
Exelon Corp. 3.40% 2026	1,570	1,518
FirstEnergy Corp. 2.85% 2022	4,281	4,155
FirstEnergy Corp. 3.90% 2027	19,447	19,122
FirstEnergy Corp. 3.50% 2028[1]	3,825	3,661
FirstEnergy Corp. 7.375% 2031	7,200	9,485
FirstEnergy Corp. 4.85% 2047	12,205	12,866
FirstEnergy Corp., Series B, 4.25% 2023	700	717
Great Plains Energy Inc. 4.20% 2047	2,079	2,086
Great Plains Energy Inc. 4.20% 2048	2,385	2,462
Iberdrola Finance Ireland 5.00% 2019[1]	1,825	1,876
IPALCO Enterprises, Inc. 3.70% 2024	200	196
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	7,740
MidAmerican Energy Holdings Co. 3.75% 2023	5,890	6,011
Mississippi Power Co. 3.95% 2028	2,000	2,015
Mississippi Power Co. 4.25% 2042	12,747	12,500
National Grid Plc 3.15% 2027[1]	275	264
American Funds Insurance Series — Bond Fund — Page 107 of 194

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	$13,750	$14,365
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	5,719
Niagara Mohawk Power Corp. 3.508% 2024[1]	7,875	7,900
Niagara Mohawk Power Corp. 4.278% 2034[1]	1,000	1,042
NiSource Finance Corp. 2.65% 2022	275	266
NV Energy, Inc. 6.25% 2020	2,950	3,185
Pacific Gas and Electric Co. 2.45% 2022	7,875	7,530
Pacific Gas and Electric Co. 3.25% 2023	6,490	6,392
Pacific Gas and Electric Co. 3.40% 2024	850	835
Pacific Gas and Electric Co. 3.50% 2025	225	220
Pacific Gas and Electric Co. 2.95% 2026	824	771
Pacific Gas and Electric Co. 3.30% 2027[1]	1,600	1,516
Pacific Gas and Electric Co. 3.30% 2027	1,328	1,263
Pacific Gas and Electric Co. 4.75% 2044	336	348
Pacific Gas and Electric Co. 3.95% 2047[1]	275	255
Pennsylvania Electric Co. 3.25% 2028[1]	1,355	1,277
PG&E Corp. 2.40% 2019	3,810	3,786
Progress Energy, Inc. 7.05% 2019	3,180	3,301
Progress Energy, Inc. 7.75% 2031	1,920	2,618
Public Service Co. of Colorado 5.80% 2018	7,860	7,947
Public Service Enterprise Group Inc. 2.00% 2021	3,061	2,921
Public Service Enterprise Group Inc. 2.65% 2022	3,906	3,799
Puget Energy, Inc. 6.50% 2020	5,394	5,821
Puget Energy, Inc. 6.00% 2021	8,286	8,994
Puget Energy, Inc. 5.625% 2022	8,104	8,716
Puget Energy, Inc. 3.65% 2025	3,000	2,977
SCANA Corp. 6.25% 2020	1,300	1,354
SCANA Corp. 4.75% 2021	3,000	3,046
SCANA Corp. 4.125% 2022	2,435	2,420
South Carolina Electric & Gas Co. 5.30% 2033	515	572
South Carolina Electric & Gas Co. 5.45% 2041	1,874	2,117
South Carolina Electric & Gas Co. 4.35% 2042	75	75
South Carolina Electric & Gas Co. 4.10% 2046	225	217
Southern California Edison Co. 4.125% 2048	880	899
Tampa Electric Co. 2.60% 2022	4,550	4,428
Teco Finance, Inc. 5.15% 2020	4,871	5,045
Virginia Electric and Power Co. 3.80% 2028	1,575	1,597
Virginia Electric and Power Co. 4.45% 2044	8,295	8,803
Xcel Energy Inc. 4.70% 2020	12,750	13,104
Xcel Energy Inc. 3.30% 2025	5,850	5,748
Xcel Energy Inc. 3.35% 2026	500	486
		354,594
Telecommunication services 1.41%
AT&T Inc. 3.40% 2024	10,470	10,533
AT&T Inc. 3.40% 2025	24,515	23,645
AT&T Inc. 4.125% 2026	11,800	11,841
AT&T Inc. 3.90% 2027	14,405	14,522
AT&T Inc. 4.90% 2037	5,726	5,786
AT&T Inc. 5.15% 2050	12,440	12,592
British Telecommunications PLC 9.125% 2030	169	247
CenturyLink, Inc. 7.50% 2024	9,500	9,595
CenturyLink, Inc., Series T, 5.80% 2022	3,500	3,434
Deutsche Telekom International Finance BV 1.95% 2021[1]	16,364	15,699
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Deutsche Telekom International Finance BV 2.485% 2023[1]	$300	$284
Deutsche Telekom International Finance BV 3.60% 2027[1]	795	781
France Télécom 9.00% 2031	1,580	2,316
Frontier Communications Corp. 11.00% 2025	300	226
Orange SA 2.75% 2019	3,570	3,569
SoftBank Group Corp. 3.36% 2023[1,6]	10,938	10,897
Verizon Communications Inc. 4.125% 2027	4,676	4,742
Verizon Communications Inc. 4.50% 2033	14,685	14,893
Verizon Communications Inc. 4.40% 2034	6,020	5,955
Verizon Communications Inc. 4.862% 2046	684	692
Verizon Communications Inc. 4.522% 2048	440	425
		152,674
Information technology 1.21%
Analog Devices, Inc. 2.50% 2021	6,535	6,368
Analog Devices, Inc. 3.125% 2023	1,315	1,289
Analog Devices, Inc. 3.50% 2026	6,455	6,301
Apple Inc. 1.55% 2021	12,130	11,628
Apple Inc. 3.00% 2024	170	168
Apple Inc. 2.90% 2027	13,500	12,857
Apple Inc. 3.00% 2027	750	719
Apple Inc. 3.20% 2027	510	498
Apple Inc. 3.35% 2027	502	496
Broadcom Ltd. 3.00% 2022	27,000	26,510
Broadcom Ltd. 3.625% 2024	2,950	2,905
Broadcom Ltd. 3.875% 2027	12,360	12,032
Broadcom Ltd. 3.50% 2028	7,000	6,588
Infor (US), Inc. 5.75% 2020[1]	225	230
Microsoft Corp. 4.25% 2047	12,750	13,727
NXP BV and NXP Funding LLC 4.125% 2021[1]	2,000	2,025
Oracle Corp. 4.125% 2045	2,525	2,547
Oracle Corp. 4.00% 2046	250	248
Tencent Holdings Ltd. 2.985% 2023[1]	10,350	10,090
Tencent Holdings Ltd. 3.595% 2028[1]	7,500	7,187
VMware, Inc. 2.95% 2022	4,500	4,316
Xerox Corp. 3.50% 2020	2,000	1,993
		130,722
Industrials 1.01%
3M Co. 2.25% 2023	1,040	1,010
Airbus Group SE 2.70% 2023[1]	2,220	2,171
ARAMARK Corp. 5.125% 2024	1,200	1,227
BNSF Funding Trust I 6.613% 2055	1,680	1,877
Canadian National Railway Co. 5.55% 2018	5,000	5,018
CEVA Group PLC 7.00% 2021[1]	775	763
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 2021[2,6,8]	853	845
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 7.272% 2021[2,6,8]	1,192	1,180
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 7.272% 2021[2,6,8]	149	147
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 7.272% 2021[2,6,8]	864	855
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	170	174
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[6,9]	—	—
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[6]	63	68
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[6]	892	957
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[6]	453	477
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Corporate Risk Holdings LLC 9.50% 2019[1]	$1,804	$1,890
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,3,4,7]	388	415
CSX Corp. 3.80% 2028	2,040	2,037
CSX Corp. 4.30% 2048	1,500	1,495
Deck Chassis Acquisition Inc. 10.00% 2023[1]	3,000	3,263
ERAC USA Finance Co. 4.20% 2046[1]	375	354
General Electric Capital Corp. 2.342% 2020	4,788	4,684
General Electric Capital Corp. 3.10% 2023	1,850	1,813
General Electric Capital Corp. 3.373% 2025	4,815	4,656
General Electric Co. 2.70% 2022	5,000	4,850
Harris Corp. 1.999% 2018	6,400	6,399
Harris Corp. 2.70% 2020	1,400	1,388
Harris Corp. 3.832% 2025	945	951
Lockheed Martin Corp. 2.50% 2020	3,155	3,128
Lockheed Martin Corp. 3.10% 2023	1,155	1,149
Lockheed Martin Corp. 3.55% 2026	3,045	3,023
Lockheed Martin Corp. 4.50% 2036	2,155	2,290
Lockheed Martin Corp. 4.70% 2046	5,695	6,194
Northrop Grumman Corp. 3.25% 2028	12,745	12,182
Northrop Grumman Corp. 4.03% 2047	955	919
Republic Services, Inc. 5.00% 2020	5,000	5,187
Republic Services, Inc. 3.375% 2027	1,215	1,175
Rockwell Collins, Inc. 2.80% 2022	245	239
Roper Technologies, Inc. 2.80% 2021	175	172
Roper Technologies, Inc. 3.80% 2026	420	419
United Parcel Service, Inc., 2.50% 2023	1,500	1,454
United Rentals, Inc. 5.50% 2027	5,000	5,050
United Technologies Corp. 3.125% 2027	15,900	15,024
		108,569
Real estate 0.78%
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,075	2,066
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,734
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,585	1,550
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	152
American Campus Communities, Inc. 3.35% 2020	2,910	2,915
American Campus Communities, Inc. 3.75% 2023	3,000	3,002
American Campus Communities, Inc. 3.625% 2027	305	290
American Tower Corp. 3.40% 2019	7,525	7,553
Corporate Office Properties LP 5.25% 2024	10	11
Corporate Office Properties LP 5.00% 2025	130	134
DCT Industrial Trust Inc. 4.50% 2023	2,340	2,406
EPR Properties 4.50% 2025	385	385
EPR Properties 4.75% 2026	760	762
Equinix, Inc. 5.375% 2027	1,750	1,781
Essex Portfolio LP 3.25% 2023	335	330
Essex Portfolio LP 3.875% 2024	1,000	1,007
Hospitality Properties Trust 4.25% 2021	4,750	4,836
Hospitality Properties Trust 5.00% 2022	1,370	1,425
Hospitality Properties Trust 4.50% 2025	855	865
Hospitality Properties Trust 3.95% 2028	1,810	1,699
Howard Hughes Corp. 5.375% 2025[1]	5,700	5,643
Kimco Realty Corp. 6.875% 2019	3,500	3,700
Kimco Realty Corp. 3.40% 2022	1,045	1,046
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Omega Healthcare Investors, Inc. 4.375% 2023	$900	$900
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,018
Prologis, Inc. 4.25% 2023	7,410	7,731
Public Storage 3.094% 2027	215	207
Scentre Group 2.375% 2019[1]	2,465	2,440
Scentre Group 2.375% 2021[1]	175	170
Scentre Group 3.50% 2025[1]	4,765	4,705
WEA Finance LLC 2.70% 2019[1]	5,675	5,649
WEA Finance LLC 3.25% 2020[1]	14,375	14,398
		84,510
Materials 0.16%
Ball Corp. 4.875% 2026	375	377
BHP Billiton Finance Ltd. 6.25% 2075[1]	5,265	5,557
Holcim Ltd. 5.15% 2023[1]	1,760	1,854
Mosaic Co. 3.25% 2022	500	490
Mosaic Co. 4.05% 2027	470	459
Sherwin-Williams Co. 2.75% 2022	250	244
Sherwin-Williams Co. 3.125% 2024	145	140
Sherwin-Williams Co. 3.45% 2027	2,485	2,380
Sherwin-Williams Co. 4.50% 2047	235	234
Vale SA 4.375% 2022	828	852
Vale SA 6.25% 2026	4,538	5,095
		17,682
Total corporate bonds & notes		3,694,134
U.S. Treasury bonds & notes 25.07% U.S. Treasury 20.74%
U.S. Treasury 2.25% 2020	1,687	1,686
U.S. Treasury 8.75% 2020	40,000	45,919
U.S. Treasury 2.25% 2023	115,000	112,714
U.S. Treasury 2.375% 2023	50,000	49,596
U.S. Treasury 2.50% 2023	8,636	8,610
U.S. Treasury 2.625% 2023	125,000	125,395
U.S. Treasury 2.125% 2024	260,000	252,738
U.S. Treasury 2.125% 2024	200,000	193,532
U.S. Treasury 2.125% 2024[10]	75,000	72,671
U.S. Treasury 2.25% 2024	80,000	78,359
U.S. Treasury 2.625% 2025	99,875	99,502
U.S. Treasury 2.75% 2025	199,112	199,969
U.S. Treasury 2.25% 2027	125,000	119,791
U.S. Treasury 2.25% 2027	100,000	95,931
U.S. Treasury 2.25% 2027	76,075	73,155
U.S. Treasury 2.375% 2027	200,000	194,144
U.S. Treasury 6.125% 2027	25,000	32,159
U.S. Treasury 2.75% 2028	111,827	111,932
U.S. Treasury 2.875% 2045	413	406
U.S. Treasury 3.00% 2045	30,000	30,168
U.S. Treasury 2.75% 2047	223,733	213,775
U.S. Treasury 2.75% 2047[10]	50,000	47,767
U.S. Treasury 3.00% 2048	79,180	79,597
		2,239,516
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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 4.33%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 2025[11]	$53,323	$52,694
U.S. Treasury Inflation-Protected Security 2.00% 2026[11]	37,771	41,742
U.S. Treasury Inflation-Protected Security 0.375% 2027[11]	151,965	148,417
U.S. Treasury Inflation-Protected Security 0.50% 2028[11]	147,869	123,457
U.S. Treasury Inflation-Protected Security 0.875% 2047[11]	73,456	72,943
U.S. Treasury Inflation-Protected Security 1.00% 2048[11]	34,119	28,171
		467,424
Total U.S. Treasury bonds & notes		2,706,940
Mortgage-backed obligations 24.89% Federal agency mortgage-backed obligations 24.43%
Fannie Mae 5.50% 2023[6]	639	663
Fannie Mae 4.50% 2025[6]	366	380
Fannie Mae 6.00% 2026[6]	280	312
Fannie Mae 5.50% 2027[6]	170	185
Fannie Mae 6.00% 2027[6]	455	506
Fannie Mae 3.50% 2033[6,12]	59,300	60,253
Fannie Mae 3.50% 2033[6,12]	25,000	25,440
Fannie Mae 4.00% 2036[6]	610	633
Fannie Mae 6.00% 2037[6]	1,180	1,325
Fannie Mae 6.00% 2037[6]	80	85
Fannie Mae 5.50% 2038[6]	2,734	2,995
Fannie Mae 5.50% 2038[6]	394	431
Fannie Mae 4.00% 2040[6]	1,450	1,499
Fannie Mae 5.00% 2040[6]	538	583
Fannie Mae 5.00% 2041[6]	3,575	3,846
Fannie Mae 5.00% 2041[6]	3,535	3,819
Fannie Mae 5.00% 2041[6]	2,286	2,486
Fannie Mae 5.00% 2041[6]	1,530	1,664
Fannie Mae 5.00% 2041[6]	1,201	1,308
Fannie Mae 5.00% 2041[6]	921	1,004
Fannie Mae 4.00% 2043[6]	14,681	15,176
Fannie Mae 4.00% 2043[6]	1,722	1,776
Fannie Mae 3.00% 2046[6]	73,628	71,837
Fannie Mae 3.50% 2046[6]	2,551	2,565
Fannie Mae 4.00% 2046[6]	15,393	15,878
Fannie Mae 4.00% 2046[6]	3,980	4,105
Fannie Mae 3.50% 2047[6]	79,054	79,283
Fannie Mae 3.50% 2047[6]	21,462	21,521
Fannie Mae 3.50% 2047[6]	16,025	16,072
Fannie Mae 3.50% 2047[6]	11,087	11,120
Fannie Mae 4.00% 2047[6]	86,265	88,645
Fannie Mae 4.00% 2047[6]	20,700	21,291
Fannie Mae 4.00% 2047[6]	9,702	9,970
Fannie Mae 4.50% 2047[6]	29,659	31,117
Fannie Mae 3.50% 2048[6,12]	150,000	149,996
Fannie Mae 3.50% 2048[6,12]	77,040	76,933
Fannie Mae 3.50% 2048[6]	3,672	3,682
Fannie Mae 4.00% 2048[6,12]	739,823	757,618
Fannie Mae 4.00% 2048[6,12]	50,000	51,290
Fannie Mae 4.50% 2048[6,12]	398,000	415,942
Fannie Mae Pool #924866 3.265% 2037[2,6]	875	900
Fannie Mae, Series 2001-4, Class GA, 9.237% 2025[2,6]	3	3
American Funds Insurance Series — Bond Fund — Page 112 of 194

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[6]	$29	$34
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	18	20
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[6]	34	40
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042[2,6]	42	46
Freddie Mac 5.50% 2033[6]	144	157
Freddie Mac 4.00% 2036[6]	813	845
Freddie Mac 5.50% 2038[6]	153	168
Freddie Mac 5.50% 2038[6]	119	131
Freddie Mac 5.50% 2039[6]	225	247
Freddie Mac 4.50% 2040[6]	502	531
Freddie Mac 5.50% 2040[6]	858	940
Freddie Mac 4.50% 2041[6]	574	608
Freddie Mac 5.50% 2041[6]	1,217	1,335
Freddie Mac 3.50% 2045[6]	38,688	38,991
Freddie Mac 3.50% 2047[6]	73,982	74,188
Freddie Mac 3.50% 2047[6]	8,730	8,753
Freddie Mac 4.00% 2047[6]	3,985	4,100
Freddie Mac 3.00% 2048[6,12]	41,200	40,139
Freddie Mac 3.50% 2048[6,12]	33,110	33,169
Freddie Mac 4.00% 2048[6,12]	110,139	112,818
Freddie Mac 4.50% 2048[6,12]	10,500	10,972
Freddie Mac, Series 3061, Class PN, 5.50% 2035[6]	150	163
Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	379	400
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[6]	334	281
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	303	258
Government National Mortgage Assn. 4.50% 2040[6]	1,169	1,230
Government National Mortgage Assn. 4.00% 2048[6,12]	173,200	177,711
Government National Mortgage Assn. 4.00% 2048[6,12]	50,000	51,380
Government National Mortgage Assn. 4.50% 2048[6,12]	117,450	121,875
		2,637,667
Collateralized mortgage-backed (privately originated) 0.21%
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[1,2,6]	6,248	6,200
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.8154% 2027[1,3,6]	1,115	1,115
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 2027[1,3,6]	1,055	1,048
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,2,6]	14,455	14,333
		22,696
Other mortgage-backed securities 0.20%
Freddie Mac, Series K716, Class A2, Multi Family 3.130% 2021[6]	6,875	6,936
Freddie Mac, Series K020, Class A2, Multi Family 2.373% 2022[6]	4,500	4,422
Freddie Mac, Series K718, Class A2, Multi Family 2.791% 2022[6]	9,640	9,625
		20,983
Commercial mortgage-backed securities 0.05%
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.187% 2049[2,6]	1,527	1,553
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1,6]	551	567
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[2,6]	3,468	3,465
		5,585
Total mortgage-backed obligations		2,686,931
American Funds Insurance Series — Bond Fund — Page 113 of 194

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 7.30%	Principal amount (000)	Value (000)
Dominican Republic 5.95% 2027[1]	$8,100	$8,485
Germany (Federal Republic of) 0.10% 2026[11]	€25,564	34,683
Italy (Republic of) 2.05% 2027	21,700	27,536
Italy (Republic of) 2.95% 2038	45,000	58,689
Japan, Series 19, 0.10% 2024[11]	¥5,361,035	53,059
Japan, Series 20, 0.10% 2025[11]	11,306,250	111,952
Malaysia (Federation of), Series 0315, 3.659% 2020	MYR49,000	12,753
Malaysia (Federation of), Series 0416, 3.62% 2021	42,750	11,120
Manitoba (Province of) 3.05% 2024	$5,050	5,053
Ontario (Province of) 3.20% 2024	9,000	9,051
Peru (Republic of) 4.125% 2027	9,540	9,998
Portuguese Republic 5.125% 2024	100,550	107,176
Portuguese Republic 5.65% 2024	€20,000	31,618
Portuguese Republic 4.10% 2045	375	598
Saudi Arabia (Kingdom of) 2.875% 2023[1]	$5,280	5,089
Saudi Arabia (Kingdom of) 3.628% 2027[1]	5,000	4,813
Saudi Arabia (Kingdom of) 3.625% 2028[1]	11,435	10,878
Saudi Arabia (Kingdom of) 4.625% 2047[1]	225	215
Spain (Kingdom of) 2.70% 2048	€38,250	51,825
Turkey (Republic of) 5.625% 2021	$20,800	21,554
United Mexican States 3.60% 2025	12,000	11,868
United Mexican States 4.35% 2047	5,000	4,582
United Mexican States, Series M, 6.50% 2021	MXN3,132,700	168,935
United Mexican States, Series M, 5.75% 2026	527,500	26,375
		787,905
Asset-backed obligations 2.74%
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[6]	$175	175
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[6]	5,970	5,901
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[6]	2,485	2,488
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.675% 2026[1,2,6]	8,280	8,289
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60% 2021[6]	11,585	11,558
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[6]	884	908
Chase Issuance Trust, Series 2013-A7, Class A, (1-month USD-LIBOR + 0.43%) 2.207% 2020[2,6]	9,565	9,581
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[1,6]	7,100	7,117
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[1,6]	5,700	5,667
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 1.77% 2020[1,6]	439	439
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 2021[1,6]	19,400	19,409
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[1,6]	1,631	1,634
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[1,6]	1,287	1,291
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[1,6]	2,500	2,504
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[1,6]	1,940	1,946
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[1,6]	8,215	8,263
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[6]	12,000	11,994
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[1,6]	9,760	9,766
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[6]	3,500	3,482
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 2021[1,6]	4,100	4,091
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[1,6]	6,625	6,602
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[1,6]	2,650	2,654
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[1,6]	4,440	4,412
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[1,6]	6,000	5,985
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[1,6]	10,554	10,499
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 2020[1,6]	7,500	7,566
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 2021[1,6]	3,000	3,024
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 2021[1,6]	1,000	1,018
American Funds Insurance Series — Bond Fund — Page 114 of 194

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2014-1A, Class D, 5.53% 2021[1,6]	$3,411	$3,450
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[1,6]	8,100	8,027
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[1,6]	32,610	32,378
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 2021[6]	1,620	1,599
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[6]	520	514
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[6]	360	356
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 2022[1,6]	7,365	7,291
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2013-1A, Class A2, 1.83% 2019[1,6]	9,167	9,148
Home Equity Mortgage Trust, Series 2006-6, Class 2A1, (1-month USD-LIBOR + 0.10%) 2.072% 2037[2,6]	1,361	109
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 2020[6]	3,271	3,270
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[6]	1,200	1,193
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[6]	13,605	13,520
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[6]	3,955	3,919
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[6]	10,775	10,807
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[1,6]	2,357	2,323
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[1,6]	490	486
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[1,6]	18,255	18,082
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[1,6]	2,000	1,980
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[1,6]	2,500	2,477
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[1,6]	5,235	5,168
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[1,6]	2,950	2,905
Voya CLO Ltd., Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.465% 2026[1,2,6]	5,560	5,564
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[1,6]	3,000	2,993
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[1,6]	232	231
		296,053
Municipals 2.05% Illinois 1.77%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	4,650	4,407
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,000	4,717
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	28,100	26,443
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	25,685	26,567
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[6]	93,475	87,766
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	400	409
G.O. Bonds, Series 2013-B, 3.65% 2020	1,000	1,000
G.O. Bonds, Series 2013-B, 4.11% 2022	750	746
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,086
G.O. Bonds, Series 2013-B, 4.91% 2027	1,450	1,391
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	13,780	14,355
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	259
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,488
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,351
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	3,955	4,167
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	342
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	2,400	2,494
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021[6]	7,784	8,055
		191,043
American Funds Insurance Series — Bond Fund — Page 115 of 194

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Bonds, notes & other debt instruments Municipals (continued) Florida 0.15%	Principal amount (000)	Value (000)
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	$15,000	$15,092
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2031	500	584
		15,676
California 0.06%
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,836
Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,180
		7,016
South Carolina 0.05%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	875	965
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	840	903
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	2,765	3,031
		4,899
New Jersey 0.02%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	2,500	2,564
		221,198
Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 2026	12,410	11,754
Total bonds, notes & other debt instruments (cost: $10,445,782,000)		10,404,915
Common stocks 0.02% Information technology 0.02%	Shares
Corporate Risk Holdings I, Inc.[3,4,5,13]	70,193	1,775
Corporate Risk Holdings Corp.[3,4,5,13]	355	—
		1,775
Energy 0.00%
Ascent Resources Marcellus Holdings, Inc.[3,4,5]	83,079	253
Consumer discretionary 0.00%
Adelphia Recovery Trust, Series ACC-1[3,4,5]	2,409,545	1
Total common stocks (cost: $1,385,000)		2,029
Rights & warrants 0.00% Utilities 0.00%
Vistra Energy Corp., rights[1,5,12]	62,508	37
Energy 0.00%
Ascent Resources Marcellus Holdings, Inc., Class A, warrants, expire 2023[3,4,5]	112,665	15
Ascent Resources Marcellus Holdings, Inc., Class B, warrants, expire 2023[3,4,5]	87,629	1
Ascent Resources Marcellus Holdings, Inc., Class C, warrants, expire 2023[3,4,5,9]	17,050	—
		16
Total rights & warrants (cost: $112,000)		53
American Funds Insurance Series — Bond Fund — Page 116 of 194

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Short-term securities 20.20%	Principal amount (000)	Value (000)
Chariot Funding, LLC 1.85% due 6/19/2018[1]	$50,000	$49,745
Chevron Corp. 1.54% due 4/3/2018[1]	65,000	64,985
Coca-Cola Co. 1.59%–1.65% due 4/4/2018–4/26/2018[1]	62,600	62,567
Estée Lauder Companies Inc. 1.72% due 4/6/2018[1]	29,900	29,888
ExxonMobil Corp. 1.84% due 5/7/2018	10,250	10,230
Federal Home Loan Bank 1.36%–1.75% due 4/3/2018–6/13/2018	798,500	797,393
Freddie Mac 1.16%–1.28% due 4/3/2018–4/6/2018	95,900	95,889
Honeywell International Inc. 1.78% due 4/10/2018[1]	49,500	49,471
John Deere Canada ULC 1.97% due 5/2/2018[1]	41,600	41,525
National Rural Utilities Cooperative Finance Corp. 1.77% due 4/2/2018	21,800	21,796
Paccar Financial Corp. 1.88% due 5/1/2018	10,100	10,082
PepsiCo Inc. 1.56% due 4/3/2018[1]	52,900	52,887
Société Générale 1.62% due 4/2/2018[1]	33,100	33,094
Starbird Funding Corp. 1.72% due 4/2/2018[1]	20,800	20,796
U.S. Bank, N.A. 1.41% due 4/24/2018	35,000	34,994
U.S. Treasury Bills 1.39%–1.59% due 4/19/2018–7/26/2018	643,100	641,144
Wal-Mart Stores, Inc. 1.82%–1.90% due 4/9/2018–4/23/2018[1]	89,400	89,316
Walt Disney Co. 1.63%–1.81% due 4/26/2018–5/18/2018[1]	75,000	74,860
Total short-term securities (cost: $2,181,060,000)		2,180,662
Total investment securities 116.60% (cost: $12,628,339,000)		12,587,659
Other assets less liabilities (16.60)%		(1,791,864)
Net assets 100.00%		$10,795,795
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[14] (000)	Value at 3/31/2018[15] (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
30 Year Euro-Buxl Futures	Long	247	June 2018	$24,700	$50,262	$1,373
10 Year Euro-Bund Futures	Short	780	June 2018	(78,000)	(153,013)	(2,198)
5 Year Euro-Bobl Futures	Short	2,386	June 2018	(238,600)	(385,331)	(2,496)
30 Year Ultra U.S. Treasury Bond Futures	Long	757	June 2018	75,700	121,475	3,949
10 Year Ultra U.S. Treasury Note Futures	Short	112	June 2018	(11,200)	(14,544)	(210)
10 Year U.S. Treasury Note Futures	Short	841	June 2018	(84,100)	(101,880)	(954)
5 Year U.S. Treasury Note Futures	Long	10,938	July 2018	1,093,800	1,251,974	4,549
						$4,013
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD64,670	MXN1,220,000	Bank of America, N.A.	4/9/2018	$(2,324)
USD13,650	JPY1,445,000	Bank of America, N.A.	4/11/2018	58
USD46,449	JPY4,925,000	JPMorgan Chase	4/16/2018	111
USD479	EUR385	Citibank	4/16/2018	4
USD128,528	MXN2,400,000	JPMorgan Chase	4/16/2018	(3,123)
USD32,366	JPY3,430,000	UBS AG	4/19/2018	88
USD68,761	JPY7,300,000	HSBC Bank	4/23/2018	47
American Funds Insurance Series — Bond Fund — Page 117 of 194

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Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD80,569	EUR65,550	Citibank	4/24/2018	$(236)
USD13,480	MXN252,000	Citibank	4/24/2018	(326)
USD27,012	EUR21,650	JPMorgan Chase	5/4/2018	304
USD11,041	EUR8,850	Goldman Sachs	5/4/2018	124
				$(5,273)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
1.39%	3-month Canada BA	7/13/2018	C$1,460,000	$(1,156)	$—	$(1,156)
1.77%	3-month Canada BA	9/26/2018	975,000	(130)	—	(130)
1.669%	3-month USD-LIBOR	10/28/2019	$112,000	(1,408)	—	(1,408)
U.S. EFFR	2.165%	4/3/2020	594,600	151	—	151
2.55%	3-month USD-LIBOR	4/3/2020	594,600	(279)	—	(279)
2.5725%	3-month USD-LIBOR	4/4/2020	760,298	—	—	—
U.S. EFFR	2.174%	4/4/2020	760,300	—	—	—
1.6915%	3-month USD-LIBOR	6/3/2020	1,600	(30)	—	(30)
1.7345%	3-month USD-LIBOR	12/31/2020	120,000	(2,877)	—	(2,877)
3-month USD-LIBOR	1.975%	4/27/2022	15,000	408	—	408
3-month USD-LIBOR	2.1305%	7/17/2022	100,000	2,262	—	2,262
1.9375%	3-month USD-LIBOR	12/18/2022	150,000	(5,066)	—	(5,066)
3-month USD-LIBOR	2.701%	6/9/2024	60,000	43	—	43
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(805)	—	(805)
3-month USD-LIBOR	2.438%	11/19/2024	$750	13	—	13
3-month USD-LIBOR	2.4585%	11/24/2024	23,000	368	—	368
3-month USD-LIBOR	2.0475%	3/23/2025	450	20	—	20
3-month USD-LIBOR	2.3175%	5/8/2025	1,500	40	—	40
3-month USD-LIBOR	2.339%	5/13/2025	375	9	—	9
3-month USD-LIBOR	2.351%	5/15/2025	590	14	—	14
3-month USD-LIBOR	2.287%	5/20/2025	500	14	—	14
3-month USD-LIBOR	2.227%	5/28/2025	260	8	—	9
3-month USD-LIBOR	2.2125%	5/29/2025	465	16	—	16
3-month USD-LIBOR	2.451%	6/5/2025	650	12	—	12
3-month USD-LIBOR	2.46%	6/10/2025	2,536	45	—	45
3-month USD-LIBOR	2.455%	6/24/2025	235	4	—	4
3-month USD-LIBOR	2.397%	7/13/2025	900	20	—	20
3-month USD-LIBOR	2.535%	7/15/2025	800	10	—	10
3-month USD-LIBOR	2.4615%	7/22/2025	1,300	23	—	23
3-month USD-LIBOR	2.312%	7/29/2025	1,000	28	—	28
3-month USD-LIBOR	2.331%	7/30/2025	435	12	—	12
3-month USD-LIBOR	2.228%	9/4/2025	12,000	410	—	410
6-month JPY-LIBOR	0.282%	2/2/2026	¥5,500,000	(285)	—	(285)
6-month JPY-LIBOR	0.0875%	3/10/2026	11,100,000	1,056	—	1,056
3-month USD-LIBOR	1.595%	5/12/2026	$8,500	715	—	715
3-month USD-LIBOR	1.592%	5/12/2026	4,000	337	—	337
3.0865%	3-month USD-LIBOR	8/18/2034	2,250	77	—	77
2.913%	3-month USD-LIBOR	11/24/2034	10,000	106	—	106
American Funds Insurance Series — Bond Fund — Page 118 of 194

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Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
2.844%	3-month USD-LIBOR	6/11/2035	$3,250	$2	$—	$2
2.9535%	3-month USD-LIBOR	6/30/2035	2,500	39	—	39
2.773%	3-month USD-LIBOR	7/13/2035	500	(5)	—	(5)
2.589%	3-month USD-LIBOR	9/4/2035	3,100	(110)	—	(110)
2.377%	3-month USD-LIBOR	4/29/2045	1,910	(171)	—	(171)
6-month JPY-LIBOR	0.58295%	3/23/2046	¥2,000,000	1,253	—	1,253
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	(960)	—	(960)
3-month USD-LIBOR	2.1155%	5/13/2046	$2,400	347	—	347
3-month USD-LIBOR	2.78875%	1/23/2048	91,500	657	—	657
3-month USD-LIBOR	2.816%	1/23/2048	19,600	28	—	28
					$—	$(4,734)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments (000)	Unrealized appreciation at 3/31/2018 (000)
CDX.NA.IG.30	1.00%/Quarterly	6/20/2023	$52,000	$(861)	$(921)	$60
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,439,035,000, which represented 13.33% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,715,000, which represented .04% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Security did not produce income during the last 12 months.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $20,841,000, which represented .19% of the net assets of the fund.
[9]	Amount less than one thousand.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $38,770,000, which represented .36% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Purchased on a TBA basis.
[13]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[14]	Notional amount is calculated based on the number of contracts and notional contract size.
[15]	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Corporate Risk Holdings I, Inc.	8/31/2015	$780	$1,774.02%
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Total private placement securities		$ 780	$ 1,774.02%

American Funds Insurance Series — Bond Fund — Page 119 of 194

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Key to abbreviations and symbols
Auth. = Authority	G.O. = General Obligation
C$ = Canadian dollars	JPY/¥ = Japanese yen
CLO = Collateralized Loan Obligations	LIBOR = London Interbank Offered Rate
Dev. = Development	LOC = Letter of Credit
Econ. = Economic	MXN = Mexican pesos
EFFR = Federal Funds Effective Rate	MYR = Malaysian ringgits
EUR/€ = Euros	Ref. = Refunding
EURIBOR = Euro Interbank Offered Rate	Rev. = Revenue
Facs. = Facilities	TBA = To-be-announced
Fin. = Finance	USD/$ = U.S. dollars
American Funds Insurance Series — Bond Fund — Page 120 of 194

Global Bond Fund
Investment portfolio
March 31, 2018
unaudited
Bonds, notes & other debt instruments 93.01% Euros 15.14%	Principal amount (000)	Value (000)
Allianz SE 4.75% 2049	€4,200	$5,946
Assicurazioni Generali SPA 7.75% 2042	1,500	2,322
Aviva PLC 6.125% 2043	1,500	2,239
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	3,300	4,195
Barclays Bank PLC 6.00% 2021	1,000	1,402
Barclays Bank PLC 6.625% 2022	1,070	1,587
Belgium (Kingdom of), Series 77, 1.00% 2026	6,480	8,292
CaixaBank, SA 5.00% 2023	2,300	2,913
CaixaBank, SA 3.50% 2027	1,300	1,721
Canada 3.50% 2020	2,500	3,297
Cote d’Ivoire (Republic of) 5.25% 2030[1]	900	1,111
Deutsche Telekom International Finance BV 7.50% 2033	200	423
French Republic O.A.T. 3.25% 2045	1,200	2,064
French Republic O.A.T. 2.00% 2048	1,490	2,027
Germany (Federal Republic of) 0.10% 2023[2]	1,418	1,884
Germany (Federal Republic of) 0.10% 2026[2]	6,340	8,602
Germany (Federal Republic of) 0.50% 2027	89,300	110,564
Germany (Federal Republic of) 0.50% 2028	11,225	13,824
Germany (Federal Republic of) 6.25% 2030	1,800	3,647
Germany (Federal Republic of) 4.75% 2040	200	431
Germany (Federal Republic of) 2.50% 2046	10,770	17,724
Germany (Federal Republic of) 1.25% 2048	4,100	5,171
Greece (Hellenic Republic of) 3.50% 2023	506	626
Greece (Hellenic Republic of) 3.75% 2028	684	807
Greece (Hellenic Republic of) 3.90% 2033	715	811
Greece (Hellenic Republic of) 4.00% 2037	570	627
Greece (Hellenic Republic of) 4.20% 2042	559	615
Groupe BPCE SA 4.625% 2023	1,200	1,738
Groupe BPCE SA 2.75% 2026	3,300	4,297
HSBC Holdings PLC 3.375% 2024	1,700	2,144
Hungary 3.875% 2020	1,000	1,325
Intesa Sanpaolo SpA 6.625% 2023	1,885	2,865
Ireland (Republic of) 0.90% 2028	7,000	8,611
Italy (Republic of) 4.75% 2023	2,900	4,319
Italy (Republic of) 4.50% 2024	2,500	3,706
Italy (Republic of) 1.50% 2025	7,810	9,760
Lloyds Banking Group PLC 6.50% 2020	1,090	1,506
NN Group NV 4.625% 2044	1,320	1,818
NN Group NV 4.50% 2049	2,720	3,645
Portuguese Republic 2.875% 2025	8,500	11,770
Portuguese Republic 2.875% 2026	4,200	5,809
Portuguese Republic 4.125% 2027	14,790	22,342
Rabobank Nederland 2.50% 2026	3,300	4,284
Romania 2.75% 2025	1,285	1,718
Romania 3.875% 2035	2,810	3,729
Romania 3.375% 2038	4,170	5,144
American Funds Insurance Series — Global Bond Fund — Page 121 of 194

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Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Spain (Kingdom of) 3.80% 2024	€6,150	$9,092
Spain (Kingdom of) 1.30% 2026	6,730	8,532
Spain (Kingdom of) 1.40% 2028	4,680	5,890
Spain (Kingdom of) 2.90% 2046	1,870	2,660
Spain (Kingdom of) 2.70% 2048	10,825	14,667
Svenska Handelsbanken AB 2.656% 2024	2,170	2,722
		348,965
Japanese yen 11.10%
Japan, Series 128, 0.10% 2021	¥1,395,000	13,206
Japan, Series 134, 0.10% 2022	1,350,000	12,817
Japan, Series 18, 0.10% 2024[2]	3,969,350	39,117
Japan, Series 19, 0.10% 2024[2]	2,683,025	26,554
Japan, Series 337, 0.30% 2024	880,000	8,482
Japan, Series 336, 0.50% 2024	800,000	7,814
Japan, Series 20, 0.10% 2025[2]	673,350	6,667
Japan, Series 340, 0.40% 2025	435,000	4,227
Japan, Series 344, 0.10% 2026	1,355,000	12,865
Japan, Series 21, 0.10% 2026[2]	978,578	9,737
Japan, Series 346, 0.10% 2027	3,125,000	29,650
Japan, Series 116, 2.20% 2030	1,735,000	20,319
Japan, Series 145, 1.70% 2033	2,210,000	25,180
Japan, Series 21, 2.30% 2035	720,000	8,945
Japan, Series 42, 1.70% 2044	450,000	5,272
Japan, Series 57, 0.80% 2047	2,605,000	24,898
		255,750
Polish zloty 4.19%
Poland (Republic of), Series 0420, 1.50% 2020	PLN39,750	11,626
Poland (Republic of), Series 1020, 5.25% 2020	38,600	12,317
Poland (Republic of), Series 1021, 5.75% 2021	134,580	44,492
Poland (Republic of), Series 0922, 5.75% 2022	34,600	11,622
Poland (Republic of), Series 1023, 4.00% 2023	31,140	9,801
Poland (Republic of), Series 0725, 3.25% 2025	22,500	6,734
		96,592
Mexican pesos 3.60%
United Mexican States 4.00% 2040[2]	MXN42,173	2,377
United Mexican States, Series M, 8.00% 2020	92,500	5,173
United Mexican States, Series M, 6.50% 2021	432,300	23,312
United Mexican States, Series M, 6.50% 2022	119,100	6,388
United Mexican States, Series M20, 10.00% 2024	142,000	8,968
United Mexican States, Series M, 5.75% 2026	654,500	32,725
United Mexican States, Series M30, 10.00% 2036	35,000	2,392
United Mexican States, Series M30, 8.50% 2038	27,000	1,624
		82,959
Indian rupees 3.14%
India (Republic of) 7.80% 2021	INR727,600	11,374
India (Republic of) 7.68% 2023	224,400	3,486
India (Republic of) 8.83% 2023	1,284,200	20,883
India (Republic of) 8.40% 2024	560,000	8,958
India (Republic of) 6.97% 2026	431,000	6,349
India (Republic of) 6.79% 2027	590,000	8,606
India (Republic of) 7.59% 2029	375,800	5,734
American Funds Insurance Series — Global Bond Fund — Page 122 of 194

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Bonds, notes & other debt instruments Indian rupees (continued)	Principal amount (000)	Value (000)
India (Republic of) 7.61% 2030	INR167,270	$2,543
India (Republic of) 7.88% 2030	25,000	385
National Highways Authority of India 7.17% 2021	220,000	3,334
National Highways Authority of India 7.27% 2022	50,000	758
		72,410
Malaysian ringgits 2.58%
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR6,155	1,594
Malaysia (Federation of), Series 0515, 3.759% 2019	14,650	3,810
Malaysia (Federation of), Series 0315, 3.659% 2020	30,935	8,051
Malaysia (Federation of), Series 0314, 4.048% 2021	7,600	1,997
Malaysia (Federation of), Series 0215, 3.795% 2022	6,000	1,557
Malaysia (Federation of), Series 0117, 3.882% 2022	17,437	4,563
Malaysia (Federation of), Series 0116, 3.80% 2023	51,563	13,326
Malaysia (Federation of), Series 0115, 3.955% 2025	28,150	7,281
Malaysia (Federation of), Series 0316, 3.90% 2026	23,250	5,966
Malaysia (Federation of), Series 0212, 3.892% 2027	850	216
Malaysia (Federation of), Series 0310, 4.498% 2030	42,250	11,092
		59,453
Brazilian reais 2.10%
Brazil (Federative Republic of) 0% 2020	BRL15,000	4,035
Brazil (Federative Republic of) 0% 2020	8,000	2,061
Brazil (Federative Republic of) 0% 2021	67,600	15,845
Brazil (Federative Republic of) 0% 2022	79,000	17,622
Brazil (Federative Republic of) 10.00% 2025	28,190	8,869
		48,432
British pounds 2.10%
Aviva PLC, subordinated 6.875% 2058	£470	865
AXA SA, junior subordinated 5.453% (undated)	300	457
Electricité de France SA 6.00% 2114	100	194
France Telecom 5.375% 2050	300	601
Lloyds Banking Group PLC 7.625% 2025	655	1,197
United Kingdom 2.25% 2023	1,550	2,309
United Kingdom 2.75% 2024	3,200	4,937
United Kingdom 1.25% 2027	11,475	15,906
United Kingdom 4.25% 2027	2,800	4,959
United Kingdom 3.25% 2044	6,500	11,996
United Kingdom 3.50% 2045	2,590	5,007
		48,428
Thai baht 1.72%
Bank of Thailand 1.49% 2019	THB594,646	19,034
Bank of Thailand 1.50% 2019	168,310	5,389
Bank of Thailand 1.34% 2020	35,000	1,116
Thailand (Kingdom of) 1.875% 2022	258,200	8,317
Thailand (Kingdom of) 3.85% 2025	65,000	2,308
Thailand (Kingdom of) 2.125% 2026	110,000	3,439
		39,603
American Funds Insurance Series — Global Bond Fund — Page 123 of 194

unaudited
Bonds, notes & other debt instruments South Korean won 1.15%	Principal amount (000)	Value (000)
South Korea (Republic of), Series 2203, 1.875% 2022	KRW3,540,000	$3,256
South Korea (Republic of), Series 2209, 2.00% 2022	18,275,400	16,839
South Korea (Republic of), Series 2712, 2.375% 2027	7,000,000	6,425
		26,520
Danish kroner 1.10%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[1]	DKr66,311	11,448
Nykredit Realkredit AS, Series 01E, 2.50% 2047[1]	15,625	2,693
Realkredit Danmark AS, Series 22S, 2.00% 2037[1]	65,019	11,212
		25,353
Israeli shekels 0.90%
Israel (State of) 2.00% 2027	ILS28,300	8,307
Israel (State of) 5.50% 2042	29,300	12,542
		20,849
Canadian dollars 0.88%
Canada 1.00% 2022	C$4,050	3,017
Canada 2.25% 2025	21,850	17,176
		20,193
Australian dollars 0.87%
Australia (Commonwealth of), Series 128, 5.75% 2022	A$16,150	14,175
Australia (Commonwealth of), Series 133, 5.50% 2023	6,625	5,854
		20,029
Chilean pesos 0.77%
Chile (Banco Central de) 4.50% 2021	CLP10,455,000	17,751
South African rand 0.59%
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR41,900	4,095
South Africa (Republic of), Series R-214, 6.50% 2041	145,850	9,523
		13,618
New Romanian leu 0.57%
Romania 2.30% 2020	RON15,125	3,906
Romania 3.25% 2021	15,110	3,987
Romania 5.95% 2021	15,290	4,351
Romania 3.40% 2022	3,250	847
		13,091
Norwegian kroner 0.35%
Norway (Kingdom of) 3.75% 2021	NKr58,500	8,050
Argentine pesos 0.25%
Argentine Republic 2.50% 2021[2]	ARS73,372	3,537
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 24.225% 2022[3]	30,713	1,566
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 29.00% 2028[3]	13,568	686
		5,789
American Funds Insurance Series — Global Bond Fund — Page 124 of 194

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Bonds, notes & other debt instruments Uruguayan pesos 0.24%	Principal amount (000)	Value (000)
Uruguay (Oriental Republic of) 9.875% 2022	UYU35,081	$1,261
Uruguay (Oriental Republic of) 8.50% 2028	128,291	4,173
		5,434
Turkish lira 0.20%
Turkey (Republic of) 11.00% 2022	TRY19,700	4,644
Czech korunas 0.19%
Czech Republic 0.45% 2023	CZK91,820	4,271
U.S. dollars 39.28%
Abbott Laboratories 2.35% 2019	$347	344
Abbott Laboratories 2.90% 2021	420	416
Abbott Laboratories 3.40% 2023	195	194
Abbott Laboratories 3.75% 2026	1,400	1,394
AbbVie Inc. 1.80% 2018	600	600
AbbVie Inc. 2.50% 2020	3,155	3,115
AbbVie Inc. 2.90% 2022	1,170	1,144
AbbVie Inc. 3.20% 2022	200	198
AbbVie Inc. 3.60% 2025	1,055	1,041
AbbVie Inc. 3.20% 2026	3,157	3,008
AbbVie Inc. 4.50% 2035	410	421
ACE INA Holdings Inc. 2.30% 2020	180	177
ACE INA Holdings Inc. 2.875% 2022	365	362
ACE INA Holdings Inc. 3.35% 2026	365	359
ACE INA Holdings Inc. 4.35% 2045	665	709
AES Corp. 5.50% 2025	633	658
AES Corp. 6.00% 2026	425	449
Aetna Inc. 1.70% 2018	320	320
Aetna Inc. 2.80% 2023	340	327
Aleris International, Inc. 7.875% 2020	201	199
Alexandria Real Estate Equities, Inc. 2.75% 2020	180	179
Allergan PLC 3.00% 2020	2,820	2,806
Allergan PLC 3.80% 2025	4,455	4,383
Allergan PLC 4.55% 2035	1,780	1,745
Allergan PLC 4.75% 2045	514	505
Allison Transmission Holdings, Inc. 5.00% 2024[4]	430	427
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.234% 2025[1,3,5]	1,000	993
Altria Group, Inc. 4.50% 2043	350	355
Amazon.com, Inc. 2.80% 2024[4]	2,920	2,827
Amazon.com, Inc. 3.15% 2027[4]	1,960	1,894
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	450	452
American Campus Communities, Inc. 3.75% 2023	1,810	1,811
American Campus Communities, Inc. 4.125% 2024	1,195	1,200
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 8.287% 2019[3,4]	150	136
American Energy (Permian Basin) 7.125% 2020[4]	1,295	965
American Energy (Permian Basin) 7.375% 2021[4]	340	253
Amgen Inc. 1.85% 2021	420	403
Amgen Inc. 2.25% 2023	2,000	1,886
Anheuser-Busch InBev NV 3.75% 2022	775	791
Anheuser-Busch InBev NV 3.30% 2023	635	636
Anheuser-Busch InBev NV 3.50% 2024	1,545	1,556
Anheuser-Busch InBev NV 4.00% 2028	1,736	1,758
American Funds Insurance Series — Global Bond Fund — Page 125 of 194

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.90% 2046	$440	$476
Apple Inc. 2.50% 2022	1,200	1,182
Apple Inc. 3.35% 2027	1,075	1,063
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.302% 2025[1,3,5]	80	83
Argentine Republic 6.875% 2021	3,575	3,796
Argentine Republic 7.50% 2026	2,200	2,355
Argentine Republic 5.875% 2028	2,100	1,979
Argentine Republic 6.875% 2048	1,695	1,550
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.387% 2023[3,6,7,8]	210	210
Associated Materials, LLC 9.00% 2024[4]	1,075	1,156
AT&T Inc. 3.90% 2027	1,535	1,547
AT&T Inc. 4.250% 2027	3,775	3,821
AT&T Inc. 4.10% 2028[4]	3,347	3,328
AT&T Inc. 4.90% 2037	1,220	1,233
Autoridad del Canal de Panama 4.95% 2035[1,4]	1,000	1,077
Avis Budget Group, Inc. 5.50% 2023	400	398
Avon Products, Inc. 7.875% 2022[4]	250	257
B&G Foods, Inc. 5.25% 2025	105	98
Ball Corp. 4.375% 2020	300	306
Banco Nacional de Comercio Exterior SNC 3.80% 2026[4]	880	866
Bank of America Corp. 2.625% 2020	1,550	1,540
Bank of America Corp. 3.55% 2024	1,400	1,405
Bank of America Corp. 3.419% 2028[4]	1,252	1,200
Baxalta Inc. 4.00% 2025	1,580	1,579
Bayer AG 3.375% 2024[4]	840	826
Becton, Dickinson and Co. 2.675% 2019	353	351
Becton, Dickinson and Co. 3.70% 2027	1,430	1,382
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 9.191% 2025[1,3,5]	200	201
Blackstone CQP Holdco LP 6.00% 2021[4,9]	225	227
Blackstone CQP Holdco LP 6.50% 2021[4,9]	3,150	3,181
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[4]	375	365
Brandywine Operating Partnership, LP 3.95% 2023	190	192
British American Tobacco International Finance PLC 2.75% 2020[4]	530	526
British American Tobacco International Finance PLC 3.50% 2022[4]	385	384
British American Tobacco PLC 3.557% 2027[4]	1,545	1,480
British American Tobacco PLC 4.39% 2037[4]	1,190	1,185
Cablevision Systems Corp. 6.75% 2021	1,125	1,174
Calpine Corp. 5.25% 2026[4]	855	828
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	800	798
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	675	647
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[4]	575	542
Centene Corp. 4.75% 2022	1,590	1,618
Centene Corp. 4.75% 2025	150	147
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[1]	236	242
CenturyLink, Inc. 6.75% 2023	1,000	977
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	763	778
CF Industries, Inc. 4.95% 2043	545	478
Chemours Co. 6.625% 2023	680	717
Chesapeake Energy Corp. 4.875% 2022	1,400	1,302
Chesapeake Energy Corp. 8.00% 2025[4]	450	436
Chesapeake Energy Corp. 8.00% 2027[4]	825	790
Chevron Corp. 2.954% 2026	1,175	1,131
Chile (Republic of) 3.86% 2047	750	733
CIT Group Inc. 3.875% 2019	1,975	1,989
Citigroup Inc. 1.70% 2018	375	375
American Funds Insurance Series — Global Bond Fund — Page 126 of 194

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 2.50% 2018	$200	$200
Citigroup Inc. 2.55% 2019	2,800	2,798
Citigroup Inc. 2.35% 2021	1,500	1,457
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,765	1,769
Cleveland-Cliffs Inc. 4.875% 2024[4]	332	323
Cleveland-Cliffs Inc. 5.75% 2025[4]	2,200	2,109
CMS Energy Corp. 8.75% 2019	86	92
CMS Energy Corp. 5.05% 2022	392	416
CMS Energy Corp. 3.875% 2024	100	101
CMS Energy Corp. 4.875% 2044	1,121	1,238
Columbia Pipeline Partners LP 2.45% 2018	620	620
Columbia Pipeline Partners LP 3.30% 2020	85	85
Commercial Mortgage Trust, Series 2014-UBS2, Class A1, 1.298% 2047[1]	390	388
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 6.127% 2021[1,3,5]	284	255
Concordia Healthcare Corp. 9.50% 2022[4,10]	580	41
Concordia Healthcare Corp. 7.00% 2023[4,10]	1,090	79
CONSOL Energy Inc. 5.875% 2022	2,275	2,295
Consumers Energy Co. 3.375% 2023	345	347
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	8	8
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[1]	17	18
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[1]	57	60
Convey Park Energy LLC 7.50% 2025[4]	275	275
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[1,4]	1,460	1,461
Corporate Risk Holdings LLC 9.50% 2019[4]	1,353	1,417
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[4,6,7,11]	166	178
Crédit Agricole SA 4.375% 2025[4]	1,100	1,099
CVR Partners, LP 9.25% 2023[4]	275	294
CVS Health Corp. 1.90% 2018	430	429
CVS Health Corp. 2.80% 2020	430	428
CVS Health Corp. 3.125% 2020	1,000	1,002
CVS Health Corp. 3.35% 2021	520	523
CVS Health Corp. 3.50% 2022	430	429
CVS Health Corp. 3.70% 2023	2,935	2,947
CVS Health Corp. 4.10% 2025	670	675
CVS Health Corp. 4.30% 2028	4,275	4,310
CVS Health Corp. 4.78% 2038	1,285	1,304
CVS Health Corp. 5.05% 2048	4,700	4,953
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,000	1,969
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	2,100	2,023
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	2,275	2,252
DaimlerChrysler North America Holding Corp. 3.00% 2021[4]	6,425	6,390
DaVita HealthCare Partners Inc. 5.00% 2025	480	465
DCP Midstream Operating LP 4.95% 2022	640	646
Deutsche Telekom International Finance BV 1.95% 2021[4]	575	552
Deutsche Telekom International Finance BV 2.82% 2022[4]	1,675	1,646
Deutsche Telekom International Finance BV 3.60% 2027[4]	890	875
Deutsche Telekom International Finance BV 9.25% 2032	1,930	2,914
Devon Energy Corp. 3.25% 2022	170	168
Diamond Offshore Drilling, Inc. 7.875% 2025	350	352
Diamond Offshore Drilling, Inc. 4.875% 2043	675	486
Dominican Republic 7.50% 2021[1,4]	2,000	2,132
Dominican Republic 5.50% 2025[4]	1,375	1,418
Dominican Republic 8.625% 2027[1,4]	225	267
Duke Energy Corp. 3.75% 2024	550	551
Duke Energy Corp. 2.65% 2026	2,695	2,463
American Funds Insurance Series — Global Bond Fund — Page 127 of 194

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
EchoStar Corp. 6.625% 2026	$325	$326
Egypt (Arab Republic of) 7.50% 2027[4]	2,200	2,386
Electricité de France SA 6.95% 2039[4]	625	838
EMD Finance LLC 2.40% 2020[4]	1,485	1,469
EMD Finance LLC 2.95% 2022[4]	225	222
EMD Finance LLC 3.25% 2025[4]	1,650	1,606
Enbridge Energy Partners, LP 9.875% 2019	750	795
Enbridge Energy Partners, LP 4.375% 2020	480	491
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,585
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	821
Enbridge Inc. 4.00% 2023	600	605
Enbridge Inc. 4.25% 2026	655	659
Enbridge Inc. 3.70% 2027	754	724
Endo International PLC 5.75% 2022[4]	780	643
Endo International PLC 6.00% 2025[4]	300	217
Enel Finance International SA 2.75% 2023[4]	5,000	4,836
Enel Finance International SA 3.625% 2027[4]	2,375	2,265
Enel Finance International SA 3.50% 2028[4]	1,800	1,687
Energy Transfer Partners, LP 5.875% 2024	600	621
Energy Transfer Partners, LP 4.00% 2027	1,054	1,000
Energy Transfer Partners, LP 4.20% 2027	260	251
Energy Transfer Partners, LP 5.50% 2027	575	578
Enersis Américas SA 4.00% 2026	1,960	1,920
Ensco PLC 7.75% 2026	525	483
Ensco PLC 5.75% 2044	1,030	708
Envision Healthcare Corp. 5.125% 2022[4]	190	190
Equinix, Inc. 5.375% 2027	200	204
Essex Portfolio LP 3.50% 2025	2,835	2,780
Essex Portfolio LP 3.375% 2026	885	852
Euramax International, Inc. 12.00% 2020[4]	575	611
European Investment Bank 2.25% 2022	3,567	3,500
Exelon Corp. 3.497% 2022	525	520
Exelon Corp. 3.40% 2026	1,465	1,416
Extraction Oil & Gas, Inc. 5.625% 2026[4]	400	379
Exxon Mobil Corp. 2.222% 2021	570	562
Fannie Mae 3.00% 2033[1,12]	950	947
Fannie Mae 3.50% 2042[1]	784	791
Fannie Mae 3.50% 2042[1]	381	385
Fannie Mae 3.50% 2042[1]	269	271
Fannie Mae 3.50% 2048[1,12]	6,250	6,241
Fannie Mae 4.00% 2048[1,12]	9,350	9,575
Fannie Mae, Series 2012-M17, Class A2, Multi Family 2.184% 2022[1]	2,000	1,939
First Data Corp. 5.375% 2023[4]	175	179
First Data Corp. 5.00% 2024[4]	225	226
First Quantum Minerals Ltd. 7.00% 2021[4]	1,656	1,663
First Quantum Minerals Ltd. 7.50% 2025[4]	1,375	1,355
First Quantum Minerals Ltd. 6.875% 2026[4]	525	500
FirstEnergy Corp. 3.90% 2027	3,915	3,850
FirstEnergy Corp. 3.50% 2028[4]	645	617
FirstEnergy Corp. 4.85% 2047	380	401
FMG Resources 9.75% 2022[4]	990	1,091
Ford Motor Credit Co. 2.375% 2019	2,550	2,537
Ford Motor Credit Co. 2.597% 2019	2,020	2,004
Ford Motor Credit Co. 3.20% 2021	3,170	3,145
Ford Motor Credit Co. 3.339% 2022	620	610
American Funds Insurance Series — Global Bond Fund — Page 128 of 194

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
France Télécom 9.00% 2031	$1,824	$2,673
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	13	12
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	48	41
Freeport-McMoRan Inc. 3.55% 2022	1,386	1,344
Frontier Communications Corp. 10.50% 2022	375	315
Frontier Communications Corp. 11.00% 2025	2,075	1,565
Genesis Energy, LP 6.75% 2022	425	438
Genesis Energy, LP 6.50% 2025	350	345
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[4]	75	83
Gogo Inc. 12.50% 2022[4]	1,775	2,001
Goldman Sachs Group, Inc. 2.00% 2019	850	843
Goldman Sachs Group, Inc. 2.875% 2021	3,702	3,666
Goldman Sachs Group, Inc. 2.905% 2023	2,200	2,141
Goldman Sachs Group, Inc. 3.50% 2025	5,970	5,859
Goldman Sachs Group, Inc. 3.75% 2026	580	570
Goldman Sachs Group, Inc. 4.75% 2045	1,805	1,933
Government National Mortgage Assn. 4.00% 2048[1,12]	7,241	7,430
Government National Mortgage Assn. 4.50% 2048[1,12]	900	934
Groupe BPCE SA 5.70% 2023[4]	1,800	1,932
H.I.G. Capital, LLC 6.75% 2024[4]	318	317
Halliburton Co. 3.80% 2025	2,220	2,232
Hanesbrands Inc. 4.625% 2024[4]	85	84
Hanesbrands Inc. 4.875% 2026[4]	350	341
Hardwoods Acquisition Inc. 7.50% 2021[4]	328	300
Harris Corp. 1.999% 2018	700	700
Harris Corp. 2.70% 2020	155	154
HCA Inc. 5.25% 2026	125	127
Healthsouth Corp. 5.75% 2025	720	738
Hertz Global Holdings Inc. 7.625% 2022[4]	845	857
Holcim Ltd. 5.15% 2023[4]	1,290	1,359
HSBC Holdings PLC 4.00% 2022	305	312
HSBC Holdings PLC 3.033% 2023	1,180	1,152
HSBC Holdings PLC 3.90% 2026	4,200	4,193
Humana Inc. 3.85% 2024	1,000	1,005
Hungary 5.375% 2024	2,700	2,946
Huntsman International LLC 4.875% 2020	500	511
Husky Energy Inc. 7.25% 2019	250	267
Hyundai Capital America 2.55% 2020[4]	2,580	2,541
Hyundai Capital America 3.25% 2022[4]	658	647
Hyundai Capital Services Inc. 2.625% 2020[4]	500	491
Hyundai Capital Services Inc. 3.75% 2023[4]	2,450	2,434
Icahn Enterprises Finance Corp. 6.25% 2022	550	561
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,000	1,979
Indonesia (Republic of) 3.75% 2022	2,960	2,971
Indonesia (Republic of) 4.75% 2026	3,500	3,664
Infor Software 7.125% 2021[4,11]	175	177
Inmarsat PLC 4.875% 2022[4]	1,075	1,051
Intelsat Jackson Holding Co. 7.50% 2021	365	332
Intelsat Jackson Holding Co. 6.625% 2024[1,5]	175	178
Intelsat Jackson Holding Co. 8.00% 2024[4]	575	606
International Paper Co. 7.30% 2039	600	787
Intesa Sanpaolo SpA 5.017% 2024[4]	2,510	2,478
Iraq (Republic of) 6.752% 2023[4]	545	554
Iron Mountain Inc. 4.875% 2027[4]	235	219
Jaguar Holding Co. 6.375% 2023[4]	225	228
American Funds Insurance Series — Global Bond Fund — Page 129 of 194

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Jonah Energy LLC 7.25% 2025[4]	$200	$181
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	1,035	1,009
JPMorgan Chase & Co. 2.55% 2021	6,039	5,945
JPMorgan Chase & Co. 2.604% 2021	1,700	1,691
JPMorgan Chase & Co. 3.25% 2022	1,000	997
Jupiter Resources Inc. 8.50% 2022[4]	150	70
KfW 2.125% 2022	3,955	3,864
Kimco Realty Corp. 6.875% 2019	1,250	1,321
Kinder Morgan Energy Partners, LP 3.50% 2021	175	175
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,213
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,569
Kinder Morgan Energy Partners, LP 4.15% 2024	1,700	1,708
Kinder Morgan Energy Partners, LP 5.50% 2044	4,225	4,326
Kinder Morgan, Inc. 4.30% 2028	2,185	2,180
Kinetic Concepts, Inc. 12.50% 2021[4]	325	369
Korea Housing Finance Corp. 2.50% 2020[1,4]	2,250	2,208
Korea Housing Finance Corp. 2.00% 2021[1,4]	2,525	2,415
Kraft Heinz Co. 4.375% 2046	825	755
Kratos Defense & Security Solutions, Inc. 6.50% 2025[4]	85	88
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.023% 2024[1,3,5]	425	442
Kuwait (State of) 2.75% 2022[4]	3,550	3,483
Liberty Global PLC 5.50% 2028[4]	375	347
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.27% 2020 (100% PIK)[1,3,5,11]	1,582	1,421
Lima Metro Line Finance Ltd. 5.875% 2034[1,4]	2,000	2,072
Limited Brands, Inc. 5.25% 2028	160	151
Limited Brands, Inc. 6.875% 2035	125	122
Lithuania (Republic of) 7.375% 2020	2,475	2,682
Lockheed Martin Corp. 2.50% 2020	205	203
Lockheed Martin Corp. 3.10% 2023	170	169
Lockheed Martin Corp. 3.55% 2026	270	268
LSC Communications, Inc. 8.75% 2023[4]	475	491
Mallinckrodt PLC 4.875% 2020[4]	785	750
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.377% 2024[1,3,5]	399	404
McDonald’s Corp. 3.35% 2023	1,420	1,429
McDonald’s Corp. 3.70% 2026	650	654
McDonald’s Corp. 4.875% 2045	430	468
Medtronic, Inc. 3.50% 2025	3,500	3,500
Meredith Corp. 6.875% 2026[4]	225	231
Meritage Homes Corp. 5.125% 2027	375	355
Microsoft Corp. 3.30% 2027	2,510	2,493
MidAmerican Energy Co. 4.40% 2044	240	258
Molina Healthcare, Inc. 5.375% 2022	1,225	1,216
Molina Healthcare, Inc. 4.875% 2025[4]	420	394
Morgan Stanley 3.125% 2026	1,421	1,345
Morgan Stanley 3.875% 2026	1,580	1,579
Morocco (Kingdom of) 5.50% 2042	3,100	3,307
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	550	575
Navient Corp. 4.875% 2019	590	596
Navient Corp. 6.50% 2022	515	533
Navient Corp. 5.50% 2023	1,195	1,179
Navient Corp. 6.125% 2024	125	125
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.941% 2020[1,3,5]	149	129
NGL Energy Partners LP 6.875% 2021	880	881
NGL Energy Partners LP 6.125% 2025	985	943
Niagara Mohawk Power Corp. 3.508% 2024[4]	180	181
American Funds Insurance Series — Global Bond Fund — Page 130 of 194

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Niagara Mohawk Power Corp. 4.278% 2034[4]	$300	$313
Nigeria (Republic of) 6.50% 2027[4]	465	472
Noble Corp. PLC 7.70% 2025	250	223
Noble Corp. PLC 8.70% 2045	650	539
Nova Chemicals Corp. 5.25% 2027[4]	500	476
Novelis Corp. 5.875% 2026[4]	325	321
NRG Energy, Inc. 6.25% 2022	550	569
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[1,4,11]	424	126
Oracle Corp. 3.25% 2027	4,140	4,040
Pacific Gas and Electric Co. 3.25% 2023	580	571
Pacific Gas and Electric Co. 3.85% 2023	300	306
Pacific Gas and Electric Co. 2.95% 2026	590	552
Pacific Gas and Electric Co. 3.30% 2027	2,625	2,496
Pacific Gas and Electric Co. 3.30% 2027[4]	1,125	1,066
Pacific Gas and Electric Co. 3.75% 2042	630	565
Pacific Gas and Electric Co. 4.25% 2046	1,900	1,842
Pacific Gas and Electric Co. 3.95% 2047[4]	1,250	1,160
Pakistan (Islamic Republic of) 5.50% 2021[4]	3,535	3,480
Pakistan (Islamic Republic of) 8.25% 2024	2,240	2,342
Paraguay (Republic of) 5.60% 2048[4]	2,340	2,387
Peabody Energy Corp. 6.00% 2022[4]	150	154
Peabody Energy Corp. 6.375% 2025[4]	100	104
Pernod Ricard SA 4.45% 2022[4]	730	758
Peru (Republic of) 5.625% 2050	280	337
Petrobras Global Finance Co. 6.125% 2022	1,935	2,072
Petrobras Global Finance Co. 5.299% 2025[4]	1,650	1,631
Petrobras Global Finance Co. 6.85% 2115	2,000	1,900
Petróleos Mexicanos 6.50% 2027	2,675	2,860
Petróleos Mexicanos 6.35% 2048[4]	927	900
Petsmart, Inc. 5.875% 2025[4]	2,120	1,542
Petsmart, Inc. 8.875% 2025[4]	1,075	618
PG&E Corp. 2.40% 2019	555	551
Philip Morris International Inc. 2.00% 2020	950	936
Philip Morris International Inc. 2.625% 2022	280	274
Philip Morris International Inc. 4.25% 2044	475	477
Phillips 66 Partners LP 4.68% 2045	110	108
Pisces Parent, LLC 8.00% 2026[4]	250	250
Ply Gem Industries, Inc. 6.50% 2022	500	517
PNC Bank 2.40% 2019	1,225	1,218
PNC Bank 2.30% 2020	865	852
PNC Bank 2.60% 2020	275	273
Poland (Republic of) 3.25% 2026	4,100	4,073
Progress Energy, Inc. 7.05% 2019	910	945
Progress Energy, Inc. 7.75% 2031	550	750
Prologis, Inc. 4.25% 2023	2,075	2,165
Public Service Enterprise Group Inc., Series E, 5.30% 2018	1,520	1,523
Puget Energy, Inc. 6.50% 2020	335	362
Puget Energy, Inc. 6.00% 2021	1,023	1,110
Puget Energy, Inc. 5.625% 2022	480	516
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[1,4,11]	2,153	1,050
Quebec (Province of) 2.375% 2022	1,748	1,719
Quintiles Transnational Corp. 4.875% 2023[4]	400	410
R.R. Donnelley & Sons Co. 7.875% 2021	300	313
R.R. Donnelley & Sons Co. 6.50% 2023	625	619
Rabobank Nederland 4.625% 2023	2,180	2,274
American Funds Insurance Series — Global Bond Fund — Page 131 of 194

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Rayonier Advanced Materials Inc. 5.50% 2024[4]	$350	$345
RCI Banque 3.50% 2018[4]	1,500	1,500
Reynolds American Inc. 2.30% 2018	230	230
Reynolds American Inc. 3.25% 2020	640	640
Reynolds American Inc. 4.00% 2022	455	463
Reynolds American Inc. 4.45% 2025	2,115	2,178
Reynolds Group Inc. 5.75% 2020[1]	257	260
Roche Holdings, Inc. 2.875% 2021[4]	1,250	1,246
Roche Holdings, Inc. 3.35% 2024[4]	3,050	3,065
Roche Holdings, Inc. 2.375% 2027[4]	725	667
Royal Dutch Shell PLC 1.375% 2019	2,000	1,965
Royal Dutch Shell PLC 1.75% 2021	1,740	1,668
Ryerson Inc. 11.00% 2022[4]	835	923
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	550	547
Santander Holdings USA, Inc. 3.70% 2022	4,475	4,487
Saudi Arabia (Kingdom of) 2.894% 2022[4]	1,900	1,851
Saudi Arabia (Kingdom of) 3.628% 2027[4]	1,900	1,829
Saudi Arabia (Kingdom of) 3.625% 2028[4]	3,840	3,653
Scentre Group 3.50% 2025[4]	600	592
Scentre Group 3.75% 2027[4]	300	296
Schlumberger BV 4.00% 2025[4]	1,460	1,486
Shelf Drilling, Ltd. 8.25% 2025[4]	300	302
Shire PLC 1.90% 2019	2,000	1,968
Shire PLC 2.40% 2021	4,350	4,203
Shire PLC 2.875% 2023	445	425
Shire PLC 3.20% 2026	405	378
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,484
Sirius XM Radio Inc. 3.875% 2022[4]	300	290
Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,217
Skandinaviska Enskilda Banken AB 2.80% 2022	5,100	5,006
SM Energy Co. 6.50% 2021	75	76
SM Energy Co. 5.625% 2025	450	429
SoftBank Group Corp. 4.50% 2020[4]	1,575	1,610
Southwestern Energy Co. 4.10% 2022	1,315	1,266
Staples Inc. 8.50% 2025[4]	205	190
Starwood Property Trust, Inc. 5.00% 2021	350	358
State Grid Overseas Investment Ltd. 3.50% 2027[4]	5,600	5,402
Statoil ASA 3.70% 2024	1,950	1,986
Statoil ASA 4.25% 2041	1,000	1,050
Sunoco LP 4.875% 2023[4]	130	126
Sweden (Kingdom of) 1.125% 2019[4]	3,000	2,944
Talen Energy Corp. 9.50% 2022[4]	360	351
Talen Energy Corp. 10.50% 2026[4]	85	73
Targa Resources Partners LP 4.125% 2019	425	427
Targa Resources Partners LP 6.75% 2024	265	281
Team Health Holdings, Inc. 6.375% 2025[4]	620	535
Teco Finance, Inc. 5.15% 2020	75	78
Teekay Corp. 8.50% 2020	1,900	1,976
Tenet Healthcare Corp. 4.75% 2020	175	177
Tenet Healthcare Corp. 6.00% 2020	430	446
Tenet Healthcare Corp. 4.375% 2021	250	247
Tenet Healthcare Corp. 4.50% 2021	1,625	1,619
Tenet Healthcare Corp. 4.625% 2024[4]	421	406
Teva Pharmaceutical Finance Company BV 2.20% 2021	270	243
Teva Pharmaceutical Finance Company BV 2.80% 2023	1,280	1,085
American Funds Insurance Series — Global Bond Fund — Page 132 of 194

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Company BV 6.00% 2024[4]	$230	$224
Teva Pharmaceutical Finance Company BV 3.15% 2026	2,420	1,945
Thermo Fisher Scientific Inc. 2.40% 2019	390	389
T-Mobile US, Inc. 6.50% 2026	500	532
Transocean Inc. 9.00% 2023[4]	306	327
Trilogy International Partners, LLC 8.875% 2022[4]	950	976
Turkey (Republic of) 6.25% 2022	1,880	1,994
U.S. Treasury 1.625% 2020	16,075	15,788
U.S. Treasury 1.125% 2021[13]	28,660	27,645
U.S. Treasury 2.00% 2021	16,500	16,256
U.S. Treasury 1.875% 2022	2,650	2,579
U.S. Treasury 2.00% 2022	3,500	3,418
U.S. Treasury 2.125% 2022	41,955	41,152
U.S. Treasury 2.375% 2023	27,625	27,402
U.S. Treasury 2.625% 2023	6,900	6,922
U.S. Treasury 1.875% 2024	9,400	8,969
U.S. Treasury 2.125% 2024	3,100	3,000
U.S. Treasury 2.00% 2026	33,560	31,669
U.S. Treasury 2.25% 2027	27,700	26,546
U.S. Treasury 2.75% 2028	21,875	21,896
U.S. Treasury 2.75% 2047	18,900	18,059
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	7,097	6,939
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	26,792	26,952
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	11,614	11,366
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	5,748	5,680
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	1,512	1,694
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	10,117	10,124
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	3,745	3,653
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	685	668
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	1,293	1,220
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	6,210	6,908
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	705	680
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	18,774	19,231
Ultra Petroleum Corp. 6.875% 2022[4]	630	550
Ultra Petroleum Corp. 7.125% 2025[4]	250	206
UniCredit SPA 3.75% 2022[4]	1,750	1,738
UniCredit SPA 4.625% 2027[4]	2,150	2,175
Unisys Corp. 10.75% 2022[4]	425	480
UnitedHealth Group Inc. 2.70% 2020	520	518
USA Compression Partners, LP 6.875% 2026[4]	100	102
Vale SA 6.25% 2026	1,310	1,471
Valeant Pharmaceuticals International, Inc. 6.125% 2025[4]	2,450	2,124
Valeant Pharmaceuticals International, Inc. 9.00% 2025[4]	110	110
Valeant Pharmaceuticals International, Inc. 9.25% 2026[4]	545	544
Venator Materials Corp. 5.75% 2025[4]	150	150
Verizon Communications Inc. 4.50% 2033	1,920	1,947
Verizon Communications Inc. 4.125% 2046	1,814	1,636
Vine Oil & Gas LP 8.75% 2023[4]	325	304
Virgin Australia Holdings Ltd. 8.50% 2019[4]	325	335
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	545	539
Warrior Met Coal, Inc. 8.00% 2024[4]	250	255
WEA Finance LLC 2.70% 2019[4]	1,185	1,180
WEA Finance LLC 3.25% 2020[4]	3,030	3,035
WEA Finance LLC 3.75% 2024[4]	535	536
Weatherford International PLC 4.50% 2022	525	438
American Funds Insurance Series — Global Bond Fund — Page 133 of 194

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Weatherford International PLC 8.25% 2023	$850	$742
Weatherford International PLC 9.875% 2024	125	115
Weatherford International PLC 9.875% 2025[4]	325	294
Weatherford International PLC 6.50% 2036	650	466
Weatherford International PLC 6.75% 2040	1,280	915
WellPoint, Inc. 2.30% 2018	585	585
Wells Fargo & Co. 3.584% 2028	900	879
Western Gas Partners LP 4.00% 2022	1,500	1,498
Western Gas Partners LP 3.95% 2025	2,900	2,830
Westfield Corp. Ltd. 3.15% 2022[4]	245	242
Williams Partners LP 4.125% 2020	375	381
Williams Partners LP 5.25% 2020	225	233
Williams Partners LP 4.50% 2023	760	781
Williams Partners LP 4.30% 2024	1,380	1,400
Wind Tre SpA 5.00% 2026[4]	725	620
Windstream Holdings, Inc. 8.75% 2024[4]	1,201	718
WM. Wrigley Jr. Co. 3.375% 2020[4]	515	519
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	543	534
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[4]	400	403
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[4]	275	270
Ziggo Bond Finance BV 5.50% 2027[4]	1,475	1,390
Zimmer Holdings, Inc. 3.15% 2022	790	779
		905,372
Total bonds, notes & other debt instruments (cost: $2,093,464,000)		2,143,556
Convertible stocks 0.06% U.S. dollars 0.06%	Shares
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 5.348% convertible preferred[6,9]	329	308
Associated Materials, LLC 14.00% convertible preferred 2020[6,7]	850	1,021
Total convertible stocks (cost: $1,150,000)		1,329
Common stocks 0.06% U.S. dollars 0.06%
Corporate Risk Holdings I, Inc.[6,7,8,9]	25,840	653
Corporate Risk Holdings Corp.[6,7,8,9]	131	—
Ascent Resources Marcellus Holdings, Inc.[6,7,8]	158,988	484
CEVA Group PLC[6,8,9]	431	281
NII Holdings, Inc.[8]	6,190	13
Atrium Corp.[4,6,7,8]	2	—[14]
Total common stocks (cost: $2,272,000)		1,431
Rights & warrants 0.00% U.S. dollars 0.00%
Ascent Resources Marcellus Holdings, Inc., Class A, warrants, expire 2023[6,7,8]	53,128	7
Ascent Resources Marcellus Holdings, Inc., Class B, warrants, expire 2023[6,7,8]	41,322	1
Ascent Resources Marcellus Holdings, Inc., Class C, warrants, expire 2023[6,7,8]	39,060	—[14]
Associated Materials, LLC, warrants, expire 2023[6,7,8]	12,075	—
Total rights & warrants (cost: $8,000)		8
American Funds Insurance Series — Global Bond Fund — Page 134 of 194

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Short-term securities 10.08%	Principal amount (000)	Value (000)
BMW U.S. Capital LLC 1.81% due 4/13/2018[4]	$ 10,000	$9,992
Egyptian Treasury Bills 15.73%–16.69% due 4/3/2018–5/15/2018	EGP208,100	11,764
Federal Home Loan Bank 1.40%–1.70% due 4/16/2018–5/30/2018	$65,700	65,632
Japanese Treasury Discount Bills (0.15)% due 5/21/2018	¥11,900,000	111,855
Nigerian Treasury Bills 0%–16.91% due 7/5/2018–11/29/2018	NGN4,164,200	10,875
Société Générale 1.62% due 4/2/2018[4]	$15,900	15,897
Thailand Treasury Bills 1.36% due 12/6/2018	THB201,169	6,379
Total short-term securities (cost: $225,325,000)		232,394
Total investment securities 103.21% (cost: $2,322,219,000)		2,378,718
Other assets less liabilities (3.21)%		(73,997)
Net assets 100.00%		$2,304,721
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 3/31/2018[16] (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
5 Year Euro-Bobl Futures	Short	246	June 2018	$(24,600)	$(39,728)	$(257)
10 Year Ultra U.S. Treasury Note Futures	Long	169	June 2018	16,900	21,946	238
10 Year U.S. Treasury Note Futures	Long	77	June 2018	7,700	9,328	88
30 Year Ultra U.S. Treasury Bond Futures	Short	141	June 2018	(14,100)	(22,626)	(763)
5 Year U.S. Treasury Note Futures	Long	557	July 2018	55,700	63,755	202
90 Day Euro Dollar Futures	Short	253	December 2019	(63,250)	(61,489)	(26)
						$(518)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD13,546	CLP8,122,800	Goldman Sachs	4/6/2018	$95
USD8,556	PLN29,000	JPMorgan Chase	4/6/2018	85
USD6,134	CLP3,663,925	Citibank	4/6/2018	66
USD14,454	INR941,650	JPMorgan Chase	4/9/2018	37
USD3,415	AUD4,400	Goldman Sachs	4/9/2018	36
USD7,592	CAD9,850	Goldman Sachs	4/9/2018	(55)
USD11,679	AUD15,050	Bank of America, N.A.	4/11/2018	120
EUR4,263	USD5,271	Bank of America, N.A.	4/11/2018	(20)
USD3,119	CAD4,050	Bank of America, N.A.	4/11/2018	(26)
USD5,395	CAD7,000	Goldman Sachs	4/11/2018	(40)
JPY1,965,955	USD18,570	Bank of America, N.A.	4/11/2018	(79)
JPY2,576,365	USD24,320	JPMorgan Chase	4/11/2018	(87)
USD13,206	AUD16,760	Citibank	4/16/2018	333
JPY1,310,000	USD12,211	HSBC Bank	4/16/2018	114
NOK32,227	DKK24,600	Citibank	4/16/2018	48
USD1,773	AUD2,250	Bank of America, N.A.	4/16/2018	45
JPY392,473	USD3,658	Citibank	4/16/2018	35
JPY2,756,764	USD25,904	JPMorgan Chase	4/16/2018	34
USD5,651	INR369,000	Bank of America, N.A.	4/16/2018	6
American Funds Insurance Series — Global Bond Fund — Page 135 of 194

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Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2018 (000)
Purchases (000)	Sales (000)
JPY646,098	USD6,073	Barclays Bank PLC	4/16/2018	$6
USD3,096	CAD4,000	UBS AG	4/16/2018	(10)
JPY835,989	USD7,885	Bank of America, N.A.	4/16/2018	(20)
JPY2,218,752	USD20,927	UBS AG	4/16/2018	(51)
EUR14,702	USD18,273	JPMorgan Chase	4/16/2018	(160)
USD3,714	CAD4,800	Citibank	4/17/2018	(13)
JPY1,655,674	USD15,610	UBS AG	4/20/2018	(28)
JPY2,444,831	USD23,048	HSBC Bank	4/20/2018	(40)
JPY376,335	USD3,510	HSBC Bank	4/23/2018	32
CHF611	USD642	Bank of America, N.A.	4/23/2018	(2)
JPY445,496	USD4,198	Goldman Sachs	4/23/2018	(4)
USD2,484	INR163,000	Goldman Sachs	4/23/2018	(7)
CHF3,544	USD3,722	Bank of America, N.A.	4/23/2018	(8)
CHF5,774	USD6,066	Goldman Sachs	4/23/2018	(14)
JPY1,698,519	USD16,017	Citibank	4/24/2018	(28)
SEK51,198	USD6,236	Citibank	4/24/2018	(93)
GBP9,298	EUR10,653	JPMorgan Chase	5/3/2018	(76)
NOK37,200	USD4,812	Bank of America, N.A.	5/4/2018	(61)
GBP11,195	EUR12,825	JPMorgan Chase	5/4/2018	(91)
EUR9,696	USD12,104	Bank of America, N.A.	5/4/2018	(143)
GBP9,192	USD13,100	Citibank	5/4/2018	(185)
GBP12,833	USD18,257	Citibank	5/4/2018	(225)
USD9,139	ILS31,900	JPMorgan Chase	5/9/2018	22
USD3,255	ZAR39,200	UBS AG	5/9/2018	(37)
EUR10,460	USD13,067	JPMorgan Chase	5/9/2018	(159)
EUR5,084	USD6,334	Goldman Sachs	5/10/2018	(59)
EUR17,250	USD21,348	UBS AG	5/14/2018	(52)
USD107,741	JPY11,900,000	Citibank	5/21/2018	(4,484)
USD5,312	BRL17,500	Citibank	5/23/2018	36
JPY351,002	USD3,313	Citibank	5/25/2018	(2)
USD5,763	MXN107,300	JPMorgan Chase	7/9/2018	(45)
USD7,567	INR504,900	Citibank	9/24/2018	(16)
USD5,348	BRL18,000	Citibank	11/29/2018	8
USD2,192	BRL7,400	Citibank	11/29/2018	(4)
USD5,778	BRL19,300	Citibank	3/11/2019	97
USD16,794	BRL56,500	JPMorgan Chase	3/15/2019	168
USD1,143	EUR900	JPMorgan Chase	3/15/2019	3
				$(4,998)
American Funds Insurance Series — Global Bond Fund — Page 136 of 194

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
1.8935%	U.S. EFFR	9/26/2018	$335,900	$4	$—	$4
1.6505%	3-month USD-LIBOR	3/21/2019	85,000	(604)	—	(604)
9.145%	DI-OVER-EXTRA Grupo	1/4/2021	BRL54,000	557	—	557
6.775%	28-day MXN-TIIE	6/20/2022	MXN280,000	(350)	—	(350)
9.82%	DI-OVER-EXTRA Grupo	1/4/2027	BRL54,000	241	—	241
3-month USD-LIBOR	2.4275%	10/31/2027	$7,050	201	—	201
1.4898%	6-month EURIBOR	11/24/2047	€2,150	4	—	4
1.5768%	6-month EURIBOR	3/6/2048	5,000	145	—	145
					$—	$198

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $205,149,000, which represented 8.90% of the net assets of the fund.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,106,000, which represented .18% of the net assets of the fund.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,143,000, which represented .14% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Security did not produce income during the last 12 months.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[12]	Purchased on a TBA basis.
[13]	A portion of this security was pledged as collateral. The total value of pledged collateral was $10,366,000, which represented .45% of the net assets of the fund.
[14]	Amount less than one thousand.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$3,150	$3,181.14%
Blackstone CQP Holdco LP, 6.00% 2021	8/9/2017	225	227.01
Corporate Risk Holdings I, Inc.	8/31/2015	287	653.03
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 5.348% convertible preferred	4/3/2013	334	309.01
CEVA Group PLC	3/10/2010	998	281.01
Total private placement securities		$4,994	$4,651.20%

American Funds Insurance Series — Global Bond Fund — Page 137 of 194

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Key to abbreviations and symbols
ARS = Argentine pesos	JPY/¥ = Japanese yen
AUD/A$ = Australian dollars	KRW = South Korean won
BRL = Brazilian reais	LIBOR = London Interbank Offered Rate
CAD/C$ = Canadian dollars	MXN = Mexican pesos
CHF = Swiss francs	MYR = Malaysian ringgits
CLP = Chilean pesos	NGN = Nigerian naira
CZK = Czech korunas	NOK/NKr = Norwegian kroner
DI-OVER-EXTRA Grupo = Overnight Brazilian Interbank Deposit Rate	PLN = Polish zloty
DKK/DKr = Danish kroner	RON = Romanian leu
EFFR = Federal Funds Effective Rate	SEK = Swedish kronor
EGP = Egyptian pounds	TBA = To-be-announced
EUR/€ = Euros	THB = Thai baht
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
GBP/£ = British pounds	TRY = Turkish lira
ILS = Israeli shekels	USD/$ = U.S. dollars
INR = Indian rupees	UYU = Uruguayan pesos
ZAR = South African rand
American Funds Insurance Series — Global Bond Fund — Page 138 of 194

High-Income Bond Fund
Investment portfolio
March 31, 2018
unaudited
Bonds, notes & other debt instruments 93.75% Corporate bonds & notes 93.51% Energy 19.81%	Principal amount (000)	Value (000)
Aker BP ASA 5.875% 2025[1]	$2,150	$2,182
American Energy (Permian Basin) 7.125% 2020[1]	7,445	5,547
American Energy (Permian Basin) 7.375% 2021[1]	6,770	5,044
American Midstream Partners, LP, 8.50% 2021[1]	1,675	1,696
Antero Resources Corp. 5.375% 2024	2,045	2,071
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.387% 2023[2,3,4,5]	1,329	1,329
Ascent Resources-Utica LLC 10.00% 2022[1]	675	732
Berry Petroleum Corporation 7.00% 2026[1]	2,160	2,182
Blackstone CQP Holdco LP 6.00% 2021[1,6]	1,600	1,612
Blackstone CQP Holdco LP 6.50% 2021[1,6]	21,310	21,523
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	2,000	2,045
California Resources Corp., Term Loan B1, (3-month USD-LIBOR + 10.375%) 12.229% 2021[5,7,8]	1,325	1,491
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.016% 2022[5,7,8]	3,200	3,262
Carrizo Oil & Gas Inc. 6.25% 2023	3,500	3,517
Cheniere Energy Partners, LP 5.25% 2025[1]	1,700	1,681
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.970% 2019[5]	2,220	2,214
Chesapeake Energy Corp. 4.875% 2022	4,500	4,185
Chesapeake Energy Corp. 8.00% 2022[1]	2,993	3,169
Chesapeake Energy Corp. 8.00% 2025[1]	7,325	7,105
Chesapeake Energy Corp. 8.00% 2027[1]	4,850	4,644
CONSOL Energy Inc. 5.875% 2022	11,649	11,751
Convey Park Energy LLC 7.50% 2025[1]	3,795	3,795
DCP Midstream LP 7.375% 2022	1,500	1,497
DCP Midstream Operating LP 4.95% 2022	3,030	3,060
Denbury Resources Inc. 9.00% 2021[1]	851	877
Diamond Offshore Drilling, Inc. 7.875% 2025	2,800	2,817
Diamond Offshore Drilling, Inc. 5.70% 2039	641	510
Diamond Offshore Drilling, Inc. 4.875% 2043	3,260	2,347
Diamondback Energy, Inc. 5.375% 2025[1]	1,675	1,703
Enbridge Inc., Series A, 6.00% 2077	2,225	2,203
Energy Transfer Partners, LP 4.25% 2023	1,775	1,731
Energy Transfer Partners, LP 5.875% 2024	2,925	3,027
Energy Transfer Partners, LP 5.50% 2027	3,620	3,638
Energy Transfer Partners, LP 6.25% (undated)	1,750	1,677
Ensco PLC 7.75% 2026	4,525	4,163
Ensco PLC 5.75% 2044	4,845	3,331
EP Energy Corp. 8.00% 2024[1]	1,300	1,313
Extraction Oil & Gas, Inc. 5.625% 2026[1]	5,650	5,346
Genesis Energy, LP 6.75% 2022	2,300	2,372
Genesis Energy, LP 6.50% 2025	1,690	1,665
Indigo Natural Resources LLC 6.875% 2026[1]	885	839
Jonah Energy LLC 7.25% 2025[1]	5,350	4,842
Jupiter Resources Inc. 8.50% 2022[1]	1,250	581
Laredo Petroleum, Inc. 6.25% 2023	725	730
Moss Creek Resources Holdings, Inc. 7.50% 2026[1]	1,580	1,599
American Funds Insurance Series — High-Income Bond Fund — Page 139 of 194

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Murphy Oil Corp. 6.875% 2024	$1,400	$1,463
Murphy Oil Corp. 5.75% 2025	1,690	1,669
Nabors Industries Ltd. 5.75% 2025[1]	1,300	1,229
NGL Energy Partners LP 6.875% 2021	6,810	6,819
NGL Energy Partners LP 6.125% 2025	4,690	4,491
NGPL PipeCo LLC 4.375% 2022[1]	315	314
NGPL PipeCo LLC 7.768% 2037[1]	1,000	1,215
Noble Corp. PLC 7.70% 2025	2,225	1,980
Noble Corp. PLC 8.70% 2045	2,250	1,868
NuStar Logistics, LP 5.625% 2027	3,000	2,917
ONEOK, Inc. 7.50% 2023	1,250	1,458
Parsley Energy, Inc. 6.25% 2024[1]	500	519
Parsley Energy, Inc. 5.25% 2025[1]	500	498
Parsley Energy, Inc. 5.375% 2025[1]	650	652
PDC Energy Inc. 5.75% 2026[1]	2,250	2,213
Peabody Energy Corp. 6.00% 2022[1]	1,050	1,075
Peabody Energy Corp. 6.375% 2025[1]	775	807
Petrobras Global Finance Co. 7.375% 2027	1,330	1,442
Petrobras International Finance Co. 6.75% 2041	1,700	1,662
Petróleos Mexicanos 6.75% 2047	1,415	1,435
QEP Resources, Inc. 5.625% 2026	1,480	1,402
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[1,8,9]	6,114	2,980
Range Resources Corp. 5.00% 2022	575	559
Range Resources Corp. 4.875% 2025	1,600	1,492
Rockpoint Gas Storage Canada Ltd 7.00% 2023[1]	2,450	2,459
Sanchez Energy Corp. 7.25% 2023[1]	2,525	2,544
Seven Generations Energy Ltd. 5.375% 2025[1]	425	407
Shelf Drilling, Ltd. 8.25% 2025[1]	1,600	1,610
SM Energy Co. 6.50% 2021	750	759
SM Energy Co. 6.125% 2022	2,700	2,714
SM Energy Co. 5.625% 2025	3,740	3,562
SM Energy Co. 6.75% 2026	475	473
Southwestern Energy Co. 4.10% 2022	7,605	7,320
Southwestern Energy Co. 7.50% 2026	1,415	1,436
Southwestern Energy Co. 7.75% 2027	750	767
Sunoco LP 4.875% 2023[1]	4,225	4,082
Sunoco LP 5.50% 2026[1]	825	798
Sunoco LP 5.875% 2028[1]	2,010	1,947
Tapstone Energy Inc. 9.75% 2022[1]	2,075	1,733
Targa Resources Partners LP 4.125% 2019	2,000	2,010
Targa Resources Partners LP 6.75% 2024	1,310	1,390
Targa Resources Partners LP 5.125% 2025	375	375
Teekay Corp. 8.50% 2020	11,168	11,615
Transocean Inc. 8.375% 2021	2,805	3,001
Transocean Inc. 9.00% 2023[1]	3,494	3,730
Transocean Inc. 7.75% 2024[1,8]	1,688	1,799
Transocean Inc. 7.50% 2026[1]	1,350	1,333
Ultra Petroleum Corp. 6.875% 2022[1]	6,015	5,256
Ultra Petroleum Corp. 7.125% 2025[1]	1,675	1,380
USA Compression Partners, LP 6.875% 2026[1]	2,200	2,239
Vine Oil & Gas LP 8.75% 2023[1]	1,450	1,356
Vine Oil & Gas LP, Term Loan, (3-month USD-LIBOR + 6.875%) 8.752% 2021[2,5,7,8]	1,550	1,558
Weatherford International PLC 7.75% 2021	1,710	1,601
Weatherford International PLC 4.50% 2022	2,640	2,204
American Funds Insurance Series — High-Income Bond Fund — Page 140 of 194

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International PLC 8.25% 2023	$225	$196
Weatherford International PLC 9.875% 2024	1,540	1,413
Weatherford International PLC 9.875% 2025[1]	2,725	2,465
Weatherford International PLC 6.50% 2036	5,615	4,029
Weatherford International PLC 6.75% 2040	7,755	5,545
Whiting Petroleum Corp. 6.625% 2026[1]	2,950	2,976
Williams Companies, Inc. 4.55% 2024	500	506
WPX Energy Inc. 7.50% 2020	469	504
WPX Energy Inc. 6.00% 2022	710	733
		278,629
Health care 13.47%
Centene Corp. 4.75% 2022	6,515	6,629
Centene Corp. 6.125% 2024	2,000	2,086
Centene Corp. 4.75% 2025	2,625	2,566
Charles River Laboratories International, Inc. 5.50% 2026[1]	1,605	1,635
Community Health Systems Inc. 6.25% 2023	850	787
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 6.127% 2021[5,7,8]	1,528	1,371
Concordia Healthcare Corp. 9.50% 2022[1,10]	1,645	115
Concordia Healthcare Corp. 7.00% 2023[1,10]	6,590	478
DaVita HealthCare Partners Inc. 5.125% 2024	615	602
DaVita HealthCare Partners Inc. 5.00% 2025	2,365	2,292
DJO Finance LLC 8.125% 2021[1]	550	554
Eagle Holding Co II LLC 7.625% 2022[1,9]	810	818
Endo International PLC 5.75% 2022[1]	3,475	2,867
Endo International PLC 5.375% 2023[1]	600	457
Endo International PLC 6.00% 2023[1]	4,335	3,295
Endo International PLC 5.875% 2024[1]	950	940
Endo International PLC 6.00% 2025[1]	2,805	2,027
Envision Healthcare Corp. 5.125% 2022[1]	880	880
HCA Inc. 7.50% 2022	360	396
HCA Inc. 5.875% 2023	625	648
HCA Inc. 5.00% 2024	2,900	2,936
HCA Inc. 5.375% 2025	650	653
HCA Inc. 5.25% 2026	550	559
HCA Inc. 5.875% 2026	1,805	1,841
HCA Inc. 4.50% 2027	2,025	1,959
HCA Inc. 7.50% 2033	315	346
HCA Inc. 7.75% 2036	205	227
Healthsouth Corp. 5.75% 2024	3,575	3,646
Healthsouth Corp. 5.75% 2025	2,480	2,542
Hologic, Inc. 4.375% 2025[1]	2,730	2,641
IMS Health Holdings, Inc. 5.00% 2026[1]	2,350	2,346
inVentiv Health, Inc. 7.50% 2024[1]	1,340	1,430
Jaguar Holding Co. 6.375% 2023[1]	2,625	2,661
Kinetic Concepts, Inc. 7.875% 2021[1]	375	386
Kinetic Concepts, Inc. 12.50% 2021[1]	6,463	7,336
Mallinckrodt PLC 4.875% 2020[1]	3,535	3,376
Molina Healthcare, Inc. 5.375% 2022	10,285	10,208
Molina Healthcare, Inc. 4.875% 2025[1]	3,975	3,727
Multiplan, Inc. 8.50% 2022[1,9]	2,155	2,204
Multiplan, Inc. 7.125% 2024[1]	2,575	2,665
NVA Holdings Inc 6.875% 2026[1]	3,080	3,111
PAREXEL International Corp. 6.375% 2025[1]	3,935	3,768
American Funds Insurance Series — High-Income Bond Fund — Page 141 of 194

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Prestige Brands International Inc. 6.375% 2024[1]	$2,510	$2,579
Quintiles Transnational Corp. 4.875% 2023[1]	2,625	2,687
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 6.562% 2018[2,3,5,7,8]	2,961	2,946
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 11.062% 2019[2,3,5,7,8]	2,300	2,288
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[2,3,5,7,8,9]	6,893	6,480
Team Health Holdings, Inc. 6.375% 2025[1]	2,905	2,506
Teleflex Inc. 4.625% 2027	930	899
Tenet Healthcare Corp. 4.75% 2020	4,050	4,101
Tenet Healthcare Corp. 6.00% 2020	6,815	7,071
Tenet Healthcare Corp. 4.375% 2021	4,255	4,202
Tenet Healthcare Corp. 4.50% 2021	1,405	1,400
Tenet Healthcare Corp. 8.125% 2022	2,125	2,223
Tenet Healthcare Corp. 6.75% 2023	2,125	2,088
Tenet Healthcare Corp. 4.625% 2024[1]	4,042	3,901
Tenet Healthcare Corp. 5.125% 2025[1]	450	434
Teva Pharmaceutical Finance Company BV 2.20% 2021	775	698
Teva Pharmaceutical Finance Company BV 2.80% 2023	1,925	1,632
Teva Pharmaceutical Finance Company BV 6.00% 2024[1]	3,555	3,455
Teva Pharmaceutical Finance Company BV 6.75% 2028[1]	2,900	2,866
Teva Pharmaceutical Industries Ltd. 4.50% 2025	€1,375	1,698
Valeant Pharmaceuticals International, Inc. 5.625% 2021[1]	$1,175	1,127
Valeant Pharmaceuticals International, Inc. 7.50% 2021[1]	3,540	3,580
Valeant Pharmaceuticals International, Inc. 7.25% 2022[1]	1,150	1,154
Valeant Pharmaceuticals International, Inc. 5.875% 2023[1]	8,860	7,896
Valeant Pharmaceuticals International, Inc. 7.00% 2024[1]	1,375	1,439
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	18,765	16,265
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	2,540	2,534
Valeant Pharmaceuticals International, Inc. 9.25% 2026[1]	6,135	6,127
Vizient Inc. 10.375% 2024[1]	985	1,096
		189,383
Materials 12.04%
AK Steel Holding Corp. 7.625% 2021	2,000	2,060
Aleris International, Inc. 7.875% 2020	3,135	3,104
ArcelorMittal 6.125% 2025	500	546
ARD Securities Finance S.a r.l. 8.75% 2023[1,9]	1,290	1,354
Ardagh Group SA 7.125% 2023[9]	450	467
Ardagh Packaging Finance 6.00% 2025[1]	2,080	2,096
Axalta Coating Systems LLC 4.875% 2024[1]	1,450	1,459
Ball Corp. 4.375% 2020	1,775	1,810
Ball Corp. 5.25% 2025	805	832
Ball Corp. 4.875% 2026	2,040	2,050
Berry Plastics Corp. 5.50% 2022	820	843
BWAY Parent Co. Inc. 5.50% 2024[1]	990	999
BWAY Parent Co. Inc. 7.25% 2025[1]	3,825	3,911
BWAY Parent Co. Inc., Term Loan, (3-month USD-LIBOR + 3.25%) 4.958% 2024[5,7,8]	338	340
CEMEX SAB de CV 7.75% 2026[1]	1,725	1,905
CF Industries, Inc. 4.95% 2043	2,565	2,248
Chemours Co. 6.625% 2023	2,410	2,540
Cleveland-Cliffs Inc. 4.875% 2024[1]	3,500	3,404
Cleveland-Cliffs Inc. 5.75% 2025[1]	14,775	14,166
Cleveland-Cliffs Inc. 6.25% 2040	585	486
Commercial Metals Co. 5.375% 2027	1,200	1,185
Consolidated Energy Finance SA 6.875% 2025[1]	2,570	2,698
American Funds Insurance Series — High-Income Bond Fund — Page 142 of 194

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Constellium NV 5.875% 2026[1]	$1,200	$1,185
CVR Partners, LP 9.25% 2023[1]	1,300	1,389
First Quantum Minerals Ltd. 7.00% 2021[1]	5,470	5,494
First Quantum Minerals Ltd. 7.25% 2022[1]	2,675	2,688
First Quantum Minerals Ltd. 7.25% 2023[1]	1,225	1,210
First Quantum Minerals Ltd. 6.50% 2024[1]	2,725	2,589
First Quantum Minerals Ltd. 7.50% 2025[1]	12,700	12,517
First Quantum Minerals Ltd. 6.875% 2026[1]	4,150	3,953
Flex Acquisition Company, Inc. 6.875% 2025[1]	2,075	2,058
FMG Resources 9.75% 2022[1]	4,905	5,408
Freeport-McMoRan Inc. 3.55% 2022	6,327	6,137
Freeport-McMoRan Inc. 3.875% 2023	500	484
Freeport-McMoRan Inc. 6.875% 2023	1,000	1,078
FXI Holdings, Inc. 7.875% 2024[1]	830	815
Georgia Gulf Corp. 4.875% 2023	800	817
H.I.G. Capital, LLC 6.75% 2024[1]	4,424	4,406
Hexion Inc. 6.625% 2020	1,425	1,336
Hexion Inc. 10.375% 2022[1]	1,375	1,337
Huntsman International LLC 4.875% 2020	2,470	2,526
INEOS Group Holdings SA 5.625% 2024[1]	875	887
Nova Chemicals Corp. 4.875% 2024[1]	2,525	2,427
Nova Chemicals Corp. 5.25% 2027[1]	2,400	2,286
Novelis Corp. 6.25% 2024[1]	760	781
Novelis Corp. 5.875% 2026[1]	2,195	2,168
OCI NV, Term Loan B, (3-month USD-LIBOR + 4.25%) 6.552% 2025[5,7,8]	960	970
Olin Corp. 5.125% 2027	600	593
Owens-Illinois, Inc. 5.00% 2022[1]	560	568
Owens-Illinois, Inc. 5.875% 2023[1]	1,580	1,638
Owens-Illinois, Inc. 6.375% 2025[1]	2,125	2,247
Plastipak Holdings, Inc. 6.25% 2025[1]	1,145	1,148
Plastipak Holdings, Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 4.63% 2024[5,7,8]	328	331
Platform Specialty Products Corp. 6.50% 2022[1]	1,525	1,554
Platform Specialty Products Corp. 5.875% 2025[1]	4,260	4,169
PQ Group Holdings Inc. 5.75% 2025[1]	1,485	1,474
Rayonier Advanced Materials Inc. 5.50% 2024[1]	1,860	1,832
Reynolds Group Inc. 5.75% 2020[8]	2,127	2,156
Reynolds Group Inc. 7.00% 2024[1]	5,405	5,668
Ryerson Inc. 11.00% 2022[1]	6,336	7,001
Scotts Miracle-Gro Co. 5.25% 2026	650	646
SPCM SA 4.875% 2025[1]	1,675	1,631
Standard Industries Inc. 6.00% 2025[1]	1,750	1,802
Summit Materials, Inc. 6.125% 2023	350	359
Summit Materials, Inc. 5.125% 2025[1]	4,250	4,133
SunCoke Energy Partners, LP 7.50% 2025[1]	1,950	2,018
Trident Merger Sub, Inc. 6.625% 2025[1]	305	298
Trinseo SA 5.375% 2025[1]	820	808
Tronox Ltd. 5.75% 2025[1]	700	683
United States Steel Corp. 7.375% 2020	925	987
Venator Materials Corp. 5.75% 2025[1]	3,585	3,594
Warrior Met Coal, Inc. 8.00% 2024[1]	3,850	3,927
Zekelman Industries Inc. 9.875% 2023[1]	520	573
		169,287
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 11.32%	Principal amount (000)	Value (000)
AI Entertainment Holdings LLC, Term Loan, (3-month USD-LIBOR + 2.25%) 4.127% 2023[5,7,8]	$450	$452
American Axle & Manufacturing Holdings, Inc. 6.25% 2025	495	496
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	2,775	2,785
Cablevision Systems Corp. 6.75% 2021	4,475	4,671
Caesars Resort Collection LLC, Term Loan, (3-month USD-LIBOR + 2.75%) 4.627% 2024[5,7,8]	998	1,005
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	2,575	2,485
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[1]	1,350	1,377
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[1]	550	543
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	2,600	2,551
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	8,450	8,429
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[1]	3,125	2,975
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	5,950	5,608
Churchill Downs Inc. 4.75% 2028[1]	1,000	948
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	10,100	10,125
ClubCorp Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.552% 2024[5,7,8]	2,047	2,062
Constellation Merger Sub Inc. 8.50% 2025[1]	1,025	997
CRC Escrow Issuer LLC 5.25% 2025[1]	2,750	2,643
Cumulus Media Inc. 7.75% 2019	1,480	241
Delphi Automotive PLC 5.00% 2025[1]	420	404
Delta 2 (Formula One), Term Loan B, (3-month USD-LIBOR + 2.50%) 4.377% 2024[5,7,8]	1,046	1,050
Dollar Tree Inc. 5.75% 2023	1,220	1,277
Fertitta Entertainment, Inc. 6.75% 2024[1]	2,100	2,121
Fertitta Entertainment, Inc. 8.75% 2025[1]	1,400	1,456
Goodyear Tire & Rubber Co. 4.875% 2027	750	723
Hanesbrands Inc. 4.625% 2024[1]	1,785	1,756
Hanesbrands Inc. 4.875% 2026[1]	600	585
iHeartCommunications, Inc. 9.00% 2019	1,025	819
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 9.052% 2019[5,7,8]	1,725	1,379
IRB Holding Corp. 6.75% 2026[1]	2,985	2,933
Levi Strauss & Co. 5.00% 2025	1,280	1,294
Liberty Global PLC 6.125% 2025[1]	900	948
Liberty Global PLC 5.50% 2028[1]	2,175	2,012
Limited Brands, Inc. 5.25% 2028	1,095	1,033
Limited Brands, Inc. 6.875% 2035	525	512
Live Nation Entertainment, Inc. 5.625% 2026[1]	860	873
LKQ Corp. 4.75% 2023	1,040	1,040
Loral Space & Communications Inc. 8.875% 2024[1]	1,225	1,348
M.D.C. Holdings, Inc. 6.00% 2043	995	937
McGraw-Hill Global Education Holdings, LLC 7.875% 2024[1]	225	216
MDC Partners Inc. 6.50% 2024[1]	750	733
Meredith Corp. 6.875% 2026[1]	6,740	6,934
Meredith Corp., Term Loan B, (3-month USD-LIBOR + 3.00%) 4.877% 2025[5,7,8]	1,700	1,712
Meritage Homes Corp. 5.125% 2027	1,875	1,777
MGM Resorts International 7.75% 2022	750	837
MGM Resorts International 6.00% 2023	1,450	1,526
Mohegan Tribal Gaming Authority 7.875% 2024[1]	975	974
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	675	430
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.941% 2020[5,7,8]	4,197	3,637
NMG Finco PLC 5.75% 2022[1]	3,375	3,412
Petsmart, Inc. 7.125% 2023[1]	2,770	1,586
Petsmart, Inc. 5.875% 2025[1]	13,950	10,149
Petsmart, Inc. 8.875% 2025[1]	5,120	2,944
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	4,500	4,472
Schaeffler Verwaltungs 4.75% 2026[1,9]	1,350	1,304
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Scientific Games Corp. 6.25% 2020	$1,240	$1,248
Scientific Games Corp. 10.00% 2022	262	283
Scientific Games Corp. 5.00% 2025[1]	890	868
Scientific Games Corp., Term Loan B5, (3-month USD-LIBOR + 2.75%) 4.744% 2024[5,7,8]	875	879
Sirius XM Radio Inc. 3.875% 2022[1]	1,675	1,616
Six Flags Entertainment Corp. 4.875% 2024[1]	3,750	3,661
Sotheby’s 4.875% 2025[1]	7,220	6,894
TI Automotive Ltd. 8.75% 2023[1]	554	584
Univision Communications Inc. 5.125% 2023[1]	2,975	2,841
Warner Music Group 5.625% 2022[1]	2,114	2,170
Warner Music Group 5.00% 2023[1]	2,670	2,683
Warner Music Group 5.50% 2026[1]	2,425	2,443
Wyndham Worldwide Corp. 5.375% 2026[1]	1,325	1,325
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	2,823	2,777
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	8,450	8,513
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	1,400	1,376
ZF Friedrichshafen AG 4.75% 2025[1]	1,510	1,533
		159,230
Telecommunication services 9.20%
Altice NV 6.625% 2023[1]	835	829
Altice NV 5.50% 2026[1]	1,300	1,271
Altice NV 7.50% 2026[1]	1,250	1,228
CenturyLink, Inc. 6.75% 2023	4,850	4,741
CenturyLink, Inc. 7.50% 2024	1,300	1,313
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	5,367	5,474
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.03% 2025[5,7,8]	1,063	1,069
Frontier Communications Corp. 9.25% 2021	1,500	1,447
Frontier Communications Corp. 10.50% 2022	6,690	5,628
Frontier Communications Corp. 11.00% 2025	12,600	9,505
Frontier Communications Corp. 8.50% 2026[1]	5,050	4,911
Inmarsat PLC 4.875% 2022[1]	3,575	3,495
Inmarsat PLC 6.50% 2024[1]	2,175	2,213
Intelsat Jackson Holding Co. 7.25% 2020	2,975	2,767
Intelsat Jackson Holding Co. 7.50% 2021	1,735	1,579
Intelsat Jackson Holding Co. 5.50% 2023	1,500	1,219
Intelsat Jackson Holding Co. 6.625% 2024[7,8]	3,450	3,508
Intelsat Jackson Holding Co. 8.00% 2024[1]	3,600	3,793
Level 3 Communications, Inc. 5.125% 2023	2,150	2,115
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.27% 2020 (100% PIK)[5,7,8,9]	7,790	7,001
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	3,050	3,157
Numericable Group SA 6.00% 2022[1]	675	661
Numericable Group SA 7.375% 2026[1]	525	502
SoftBank Group Corp. 4.50% 2020[1]	8,050	8,230
SoftBank Group Corp., junior subordinated 6.875% (undated)	2,050	1,956
Sprint Corp. 7.25% 2021	4,265	4,420
Sprint Corp. 11.50% 2021	5,880	6,850
Sprint Corp. 7.875% 2023	3,305	3,383
Sprint Corp. 7.125% 2024	2,025	1,979
Sprint Corp. 6.875% 2028	4,700	4,400
Sprint Corp. 8.75% 2032	1,025	1,074
T-Mobile US, Inc. 6.375% 2025	2,675	2,802
T-Mobile US, Inc. 6.50% 2026	900	959
Trilogy International Partners, LLC 8.875% 2022[1]	4,700	4,829
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Wind Tre SpA 5.00% 2026[1]	$4,875	$4,167
Windstream Holdings, Inc. 7.75% 2020	350	294
Windstream Holdings, Inc. 8.75% 2024[1]	5,646	3,373
Zayo Group Holdings, Inc. 6.375% 2025	2,225	2,311
Zayo Group Holdings, Inc. 5.75% 2027[1]	1,500	1,468
Ziggo Bond Finance BV 5.875% 2025[1]	950	903
Ziggo Bond Finance BV 5.50% 2027[1]	6,950	6,548
		129,372
Industrials 9.09%
ACCO Brands Corp. 5.25% 2024[1]	1,190	1,199
Allison Transmission Holdings, Inc. 5.00% 2024[1]	3,190	3,170
APX Group, Inc. 8.75% 2020	3,110	3,133
APX Group, Inc. 7.625% 2023	935	973
ARAMARK Corp. 5.125% 2024	2,685	2,746
ARAMARK Corp. 5.00% 2028[1]	1,635	1,604
Ashtead Group PLC 4.125% 2025[1]	920	884
Ashtead Group PLC 4.375% 2027[1]	1,530	1,457
Associated Materials, LLC 9.00% 2024[1]	7,125	7,659
Avis Budget Group, Inc. 5.50% 2023	2,030	2,017
Beacon Roofing Supply, Inc. 4.875% 2025[1]	1,750	1,676
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	675	664
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	925	879
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	2,375	2,310
Brand Energy 8.50% 2025[1]	6,005	6,290
Builders FirstSource, Inc. 5.625% 2024[1]	4,835	4,877
CD&R Waterworks Merger Sub, LLC 6.125% 2025[1]	2,190	2,146
CD&R Waterworks Merger Sub, LLC, Term Loan B, (3-month USD-LIBOR + 3.00%) 5.211% 2024[1,5,7,8]	698	702
CEVA Group PLC 9.00% 2021[1]	1,700	1,683
CEVA Group PLC, Term Loan B, (3-month USD-LIBOR + 5.50%) 7.272% 2021[5,7,8]	589	583
Cloud Crane LLC 10.125% 2024[1]	1,175	1,304
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	31	31
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	104	106
Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	13,389
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,2,3,9]	1,187	1,270
DAE Aviation Holdings, Inc. 10.00% 2023[1]	7,965	8,692
Deck Chassis Acquisition Inc. 10.00% 2023[1]	3,940	4,285
Euramax International, Inc. 12.00% 2020[1]	2,850	3,028
Garda World Security Corp. 8.75% 2025[1]	2,410	2,531
Hardwoods Acquisition Inc. 7.50% 2021[1]	2,155	1,972
HD Supply, Inc. 5.75% 2024[1]	650	686
Hertz Global Holdings Inc. 7.625% 2022[1]	4,250	4,309
JELD-WEN Holding, Inc. 4.875% 2027[1]	1,700	1,611
KAR Auction Services, Inc. 5.125% 2025[1]	1,860	1,855
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	595	617
LSC Communications, Inc. 8.75% 2023[1]	3,455	3,568
Multi-Color Corp. 4.875% 2025[1]	1,810	1,697
Navistar International Corp. 6.625% 2025[1]	2,170	2,176
Navistar International Corp., Term Loan, (3-month USD-LIBOR + 4.75%) 5.21% 2024[5,7,8]	1,105	1,114
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	650	651
Pisces Parent, LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 6.062% 2025[5,7,8]	1,955	1,945
Pisces Parent, LLC 8.00% 2026[1]	2,480	2,480
Ply Gem Industries, Inc. 6.50% 2022	1,275	1,318
Prime Security Services Borrower, LLC 9.25% 2023[1]	3,101	3,369
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
PrimeSource Building Products Inc. 9.00% 2023[1]	$171	$179
R.R. Donnelley & Sons Co. 7.875% 2021	1,700	1,772
R.R. Donnelley & Sons Co. 6.50% 2023	2,400	2,376
Rexnord Corp. 4.875% 2025[1]	2,610	2,538
Sensata Technologies Holding NV 6.25% 2026[1]	1,000	1,056
Staples Inc. 8.50% 2025[1]	920	853
TransDigm Inc. 6.50% 2024	705	724
United Rentals, Inc. 4.625% 2025	3,630	3,539
United Rentals, Inc. 4.875% 2028	1,170	1,132
Virgin Australia Holdings Ltd. 8.50% 2019[1]	2,125	2,189
Virgin Australia Holdings Ltd. 7.875% 2021[1]	800	815
		127,829
Information technology 7.30%
Alcatel-Lucent USA Inc. 6.45% 2029	1,800	1,836
Almonde Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 5.484% 2024[5,7,8]	697	697
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.234% 2025[5,7,8]	4,375	4,345
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.302% 2025[5,7,8]	1,925	1,995
BMC Software, Inc. 9.00% 2019[1,9]	251	251
Camelot Finance SA 7.875% 2024[1]	6,855	7,172
EchoStar Corp. 6.625% 2026	1,575	1,579
First Data Corp. 5.375% 2023[1]	2,050	2,091
First Data Corp. 7.00% 2023[1]	3,805	4,010
First Data Corp. 5.00% 2024[1]	1,100	1,104
First Data Corp. 5.75% 2024[1]	2,525	2,550
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	5,745	6,391
Genesys Telecommunications Laboratories, Inc., Term Loan B3, (3-month USD-LIBOR + 3.50%) 5.802% 2023[5,7,8]	568	572
Gogo Inc. 12.50% 2022[1]	10,525	11,867
GTT Communications, Inc. 7.875% 2024[1]	1,650	1,662
Infor (US), Inc. 6.50% 2022	3,725	3,809
Infor Software 7.125% 2021[1,9]	5,785	5,865
Informatica Corp. 7.125% 2023[1]	1,800	1,805
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 5.527% 2024[5,7,8]	623	624
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 9.277% 2025[5,7,8]	2,475	2,511
j2 Global, Inc. 6.00% 2025[1]	1,130	1,162
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.023% 2024[5,7,8]	7,870	8,182
Match Group, Inc. 5.00% 2027[1]	1,255	1,239
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.377% 2024[5,7,8]	3,250	3,286
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.377% 2025[5,7,8]	875	888
Mitchell International, Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 9.137% 2025[5,7,8]	2,050	2,065
PE Cortes NP Holdings LLC 12.00% 2022[1,9]	1,375	1,461
PE Cortes NP Holdings LLC 9.25% 2024[1]	1,825	1,916
Solera Holdings, Inc. 10.50% 2024[1]	2,400	2,682
Tempo Acquisition LLC 6.75% 2025[1]	1,650	1,652
Unisys Corp. 10.75% 2022[1]	7,400	8,353
Vantiv, Inc. 4.375% 2025[1]	1,350	1,310
VeriSign, Inc. 5.25% 2025	1,650	1,683
Veritas Holdings Limited 7.50% 2023[1]	830	834
Western Digital Corp. 4.75% 2026	3,200	3,199
		102,648
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 3.39%	Principal amount (000)	Value (000)
AES Corp. 4.00% 2021	$2,425	$2,440
AES Corp. 4.875% 2023	600	613
AES Corp. 7.75% 2024[1]	700	735
AES Corp. 5.50% 2025	3,382	3,513
AES Corp. 6.00% 2026	4,190	4,431
AES Corp. 5.125% 2027	1,515	1,545
AmeriGas Partners, LP 5.50% 2025	3,875	3,759
AmeriGas Partners, LP 5.75% 2027	975	937
Calpine Corp. 6.00% 2022[1]	425	437
Calpine Corp. 5.375% 2023	2,910	2,797
Calpine Corp. 5.875% 2024[1]	1,020	1,033
Calpine Corp. 5.75% 2025	1,385	1,271
Calpine Corp. 5.25% 2026[1]	3,495	3,386
Dynegy Finance Inc. 7.375% 2022	1,685	1,780
Dynegy Finance Inc. 7.625% 2024	260	282
Emera Inc. 6.75% 2076	4,200	4,557
Enel Società per Azioni 8.75% 2073[1]	2,000	2,377
Mississippi Power Co. 4.25% 2042	930	912
NRG Energy, Inc. 6.25% 2022	3,950	4,087
NRG Energy, Inc. 7.25% 2026	500	532
NRG Energy, Inc. 6.625% 2027	2,240	2,302
Talen Energy Corp. 4.60% 2021	295	257
Talen Energy Corp. 9.50% 2022[1]	2,220	2,164
Talen Energy Corp. 10.50% 2026[1]	1,770	1,529
		47,676
Financials 3.07%
Acrisure LLC 7.00% 2025[1]	1,545	1,487
Ally Financial Inc. 8.00% 2020	1,915	2,063
Carlyle Group LP 6.375% 2022[1]	1,090	1,126
CIT Group Inc. 3.875% 2019	5,835	5,877
CIT Group Inc. 4.125% 2021	1,675	1,688
CIT Group Inc. 5.25% 2025	620	636
General Motors Acceptance Corp. 7.50% 2020	1,470	1,593
Hub International Ltd. 7.875% 2021[1]	1,920	1,990
Icahn Enterprises Finance Corp. 6.25% 2022	2,625	2,678
Jefferies Finance, LLC 7.50% 2021[1]	785	798
Jefferies Finance, LLC 7.25% 2024[1]	900	893
LPL Financial Holdings Inc. 5.75% 2025[1]	2,600	2,573
Navient Corp. 4.875% 2019	3,100	3,133
Navient Corp. 6.50% 2022	4,240	4,388
Navient Corp. 5.50% 2023	4,735	4,670
Navient Corp. 6.125% 2024	290	290
Navient Corp. 6.75% 2025	1,800	1,829
Springleaf Finance Corp. 8.25% 2020	1,175	1,282
Springleaf Finance Corp. 6.875% 2025	2,400	2,415
Starwood Property Trust, Inc. 5.00% 2021	1,650	1,687
		43,096
Consumer staples 2.46%
Avon Products, Inc. 7.875% 2022[1]	1,160	1,192
B&G Foods, Inc. 5.25% 2025	4,605	4,300
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 9.191% 2025[5,7,8]	4,920	4,949
CHOBANI LLC 7.50% 2025[1]	1,855	1,918
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Cott Beverages Inc. 5.50% 2025[1]	$1,670	$1,653
First Quality Enterprises, Inc. 5.00% 2025[1]	1,995	1,915
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.377% 2023[5,7,8]	2,775	2,808
JBS SA 5.875% 2024[1]	1,250	1,224
JBS SA 6.75% 2028[1]	1,300	1,250
Pilgrim’s Pride Corp. 5.75% 2025[1]	2,545	2,478
Pinnacle Foods Inc. 5.875% 2024	800	832
Post Holdings, Inc. 8.00% 2025[1]	1,550	1,746
Post Holdings, Inc. 5.00% 2026[1]	1,840	1,753
Post Holdings, Inc. 5.625% 2028[1]	2,405	2,306
Simmons Foods Inc. 5.75% 2024[1]	1,950	1,772
Spectrum Brands Inc. 6.125% 2024	750	776
Vector Group Ltd. 6.125% 2025[1]	1,750	1,754
		34,626
Real estate 2.36%
Crescent Resources Holdings LLC 8.875% 2021[1]	1,211	1,281
Equinix, Inc. 5.75% 2025	275	287
Equinix, Inc. 5.875% 2026	1,725	1,803
Equinix, Inc. 5.375% 2027	1,900	1,933
Five Point Holdings LLC 7.875% 2025[1]	1,950	1,972
Howard Hughes Corp. 5.375% 2025[1]	5,670	5,613
Iron Mountain Inc. 5.75% 2024	5,975	5,818
Iron Mountain Inc. 4.875% 2027[1]	625	583
Iron Mountain Inc. 5.25% 2028[1]	4,200	3,974
Medical Properties Trust, Inc. 5.00% 2027	2,020	1,985
Realogy Corp. 4.50% 2019[1]	1,825	1,839
Realogy Corp. 4.875% 2023[1]	5,075	4,885
SBA Communications Corp. 4.00% 2022[1]	510	491
SBA Communications Corp. 4.875% 2022	700	707
		33,171
Total corporate bonds & notes		1,314,947
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Argentine Republic 4.00% 2020[11]	ARS16,000	839
Argentine Republic 18.20% 2021	5,700	284
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 24.225% 2022[5]	8,300	423
		1,546
Municipals 0.13% Illinois 0.13%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$1,870	1,760
Total bonds, notes & other debt instruments (cost: $1,336,211,000)		1,318,253
American Funds Insurance Series — High-Income Bond Fund — Page 149 of 194

unaudited
Convertible bonds 0.74% Energy 0.18%	Principal amount (000)	Value (000)
Chesapeake Energy Corp. 5.50% 2026[1]	$600	$520
Golar LNG Ltd., convertible notes 2.75% 2022	780	799
Teekay Corp. 5.00% 2023[1]	750	725
Weatherford International PLC 5.875% 2021	527	474
		2,518
Consumer discretionary 0.13%
DISH DBS Corp. 3.375% 2026	760	734
Live Nation Entertainment, Inc., convertible notes, 2.50% 2023[1]	700	708
Tesla, Inc., convertible notes, 2.375% 2022	375	392
		1,834
Information technology 0.10%
Gogo Inc., convertible notes, 3.75% 2020	1,000	890
Western Digital Corp., convertible notes, 1.50% 2024[1]	500	542
		1,432
Miscellaneous 0.33%
Other convertible bonds in initial period of acquisition		4,538
Total convertible bonds (cost: $10,503,000)		10,322
Convertible stocks 0.78% Industrials 0.73%	Shares
Associated Materials, LLC 14.00% convertible preferred 2020[2,3]	4,850	5,826
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 5.348% convertible preferred[2,6]	4,788	4,489
		10,315
Telecommunication services 0.01%
Frontier Communications Corp., Series A, 11.125% convertible preferred 2018	10,000	114
Miscellaneous 0.04%
Other convertible stocks in initial period of acquisition		593
Total convertible stocks (cost: $11,087,000)		11,022
Common stocks 1.09% Information technology 0.39%
Corporate Risk Holdings I, Inc.[2,3,4,6]	218,504	5,524
Corporate Risk Holdings Corp.[2,3,4,6]	1,104	—
		5,524
Energy 0.32%
Ascent Resources Marcellus Holdings, Inc.[2,3,4]	1,006,339	3,065
Ascent Resources - Utica, LLC, Class A2,3,4,6	6,297,894	1,448
		4,513
Industrials 0.26%
CEVA Group PLC[2,4,6]	5,622	3,654
Atrium Corp.[1,2,3,4]	361	17
		3,671
American Funds Insurance Series — High-Income Bond Fund — Page 150 of 194

unaudited
Common stocks Health care 0.03%	Shares	Value (000)
Rotech Healthcare Inc.[2,3,4,6]	201,793	$404
Telecommunication services 0.02%
NII Holdings, Inc.[4]	128,666	271
Consumer discretionary 0.00%
Adelphia Recovery Trust, Series Arahova[2,3,4]	388,601	2
Adelphia Recovery Trust, Series ACC-1[2,3,4]	449,306	—[12]
		2
Miscellaneous 0.07%
Other common stocks in initial period of acquisition		916
Total common stocks (cost: $21,997,000)		15,301
Rights & warrants 0.00% Energy 0.00%
Ascent Resources Marcellus Holdings, Inc., Class A, warrants, expire 2023[2,3,4]	336,564	44
Ascent Resources Marcellus Holdings, Inc., Class B, warrants, expire 2023[2,3,4]	261,772	3
Ascent Resources Marcellus Holdings, Inc., Class C, warrants, expire 2023[2,3,4]	247,225	2
		49
Utilities 0.00%
Vistra Energy Corp., rights[1,4,13]	41,035	24
Consumer discretionary 0.00%
Liberman Broadcasting, Inc., warrants, expire 2022[2,3,4,6]	1	—[12]
Industrials 0.00%
Associated Materials, LLC, warrants, expire 2023[2,3,4]	68,899	—[12]
Total rights & warrants (cost: $114,000)		73
Short-term securities 1.85%	Principal amount (000)
Société Générale 1.62% due 4/2/2018	$26,050	26,045
Total short-term securities (cost: $26,049,000)		26,045
Total investment securities 98.21% (cost: $1,405,961,000)		1,381,016
Other assets less liabilities 1.79%		25,174
Net assets 100.00%		$1,406,190
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — High-Income Bond Fund — Page 151 of 194

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Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
3-month USD-LIBOR	2.772%	2/28/2025	$14,500	$(45)	$—	$(45)
3-month USD-LIBOR	2.0745%	11/21/2026	18,600	976	—	976
3-month USD-LIBOR	2.2825%	4/13/2027	10,700	413	—	413
2.2865%	3-month USD-LIBOR	10/2/2027	10,100	(412)	—	(412)
3-month USD-LIBOR	2.6475%	1/25/2028	5,000	52	—	52
					$—	$984
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments (000)	Unrealized appreciation at 3/31/2018 (000)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	$62,550	$(4,072)	$(5,066)	$994

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $799,807,000, which represented 56.88% of the net assets of the fund.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $40,349,000, which represented 2.87% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Security did not produce income during the last 12 months.
[5]	Coupon rate may change periodically.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $82,057,000, which represented 5.84% of the net assets of the fund.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Amount less than one thousand.
[13]	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017	$21,321	$21,523	1.53%
Blackstone CQP Holdco LP 6.00% 2021	8/9/2017	1,600	1,612.11
CEVA Group PLC	5/2/2013	6,128	3,654.26
CEVA Group PLC, Series A-1, (3-month USD-LIBOR + 3.00%) 4.731% convertible preferred	5/2/2013-8/22/2014	4,855	4,489.32
Corporate Risk Holdings I, Inc.	8/31/2015	2,428	5,524.39
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	1,448.10
Rotech Healthcare Inc.	9/26/2013	4,331	404.03
Liberman Broadcasting, Inc., warrants, expire 2022	12/13/2012-11/26/2014	—	—	.00
Total private placement securities		$40,965	$38,654	2.74%

American Funds Insurance Series — High-Income Bond Fund — Page 152 of 194

unaudited
Key to abbreviations and symbols
ARS = Argentine pesos
€ = Euros
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — High-Income Bond Fund — Page 153 of 194

Mortgage Fund
Investment portfolio
March 31, 2018
unaudited
Bonds, notes & other debt instruments 88.76% Mortgage-backed obligations 59.48% Federal agency mortgage-backed obligations 56.40%	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2033[1,2]	$20,000	$20,321
Fannie Mae 4.00% 2036[1]	546	567
Fannie Mae 4.00% 2036[1]	447	464
Fannie Mae 5.00% 2036[1]	39	39
Fannie Mae 4.00% 2047[1]	7,707	7,924
Fannie Mae 4.00% 2047[1]	4,822	4,954
Fannie Mae 4.00% 2048[1,2]	17,250	17,665
Fannie Mae 4.50% 2048[1,2]	14,700	15,363
Freddie Mac 5.00% 2034[1]	1,324	1,419
Freddie Mac 4.00% 2036[1]	5,632	5,856
Freddie Mac 4.00% 2036[1]	1,075	1,118
Freddie Mac 4.00% 2048[1,2]	26,854	27,507
Freddie Mac Pool #760014 2.978% 2045[1,3]	2,798	2,800
Freddie Mac, Series KJ02, Class A2, Multi Family 2.597% 2020[1]	3,351	3,337
Freddie Mac, Series K031, Class A2, Multi Family 3.30% 2023[1,3]	4,722	4,807
Freddie Mac, Series K032, Class A2, Multi Family 3.31% 2023[1,3]	1,250	1,274
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[1]	1,779	1,741
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.25% 2056[1,3]	1,446	1,422
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,651	1,628
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 2057[1]	13,218	12,754
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	8,060	8,040
Government National Mortgage Assn. 3.75% 2034[1]	1,312	1,344
Government National Mortgage Assn. 3.75% 2038[1]	841	864
Government National Mortgage Assn. 3.75% 2039[1]	907	933
Government National Mortgage Assn. 4.00% 2039[1]	465	464
Government National Mortgage Assn. 6.00% 2039[1]	269	302
Government National Mortgage Assn. 4.00% 2040[1]	390	390
Government National Mortgage Assn. 5.50% 2040[1]	2,149	2,363
Government National Mortgage Assn. 4.50% 2041[1]	38	39
Government National Mortgage Assn. 5.00% 2041[1]	1,163	1,225
Government National Mortgage Assn. 5.00% 2041[1]	739	783
Government National Mortgage Assn. 6.50% 2041[1]	548	605
Government National Mortgage Assn. 3.50% 2042[1]	471	465
Government National Mortgage Assn. 3.50% 2042[1]	313	316
Government National Mortgage Assn. 3.50% 2042[1]	226	222
Government National Mortgage Assn. 3.50% 2043[1]	2,172	2,206
Government National Mortgage Assn. 3.50% 2043[1]	1,669	1,686
Government National Mortgage Assn. 3.50% 2043[1]	1,601	1,626
Government National Mortgage Assn. 3.50% 2043[1]	1,097	1,108
Government National Mortgage Assn. 3.50% 2043[1]	1,083	1,095
Government National Mortgage Assn. 3.50% 2043[1]	374	367
Government National Mortgage Assn. 3.50% 2043[1]	217	219
Government National Mortgage Assn. 3.75% 2044[1]	782	803
Government National Mortgage Assn. 4.25% 2044[1]	1,754	1,834
Government National Mortgage Assn. 4.00% 2046[1]	1,371	1,397
American Funds Insurance Series — Mortgage Fund — Page 154 of 194

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2048[1,2]	$14,200	$14,570
Government National Mortgage Assn. 4.50% 2048[1,2]	4,950	5,136
Government National Mortgage Assn. 4.685% 2065[1]	921	951
Government National Mortgage Assn. 4.696% 2065[1]	562	579
Government National Mortgage Assn. 4.737% 2065[1]	1,529	1,581
Government National Mortgage Assn. 4.62% 2066[1]	1,677	1,758
Government National Mortgage Assn. 5.20% 2066[1]	152	155
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	4,451	4,416
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	617	629
		193,431
Collateralized mortgage-backed (privately originated) 3.06%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.822% 2024[1,3]	18	18
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 2027[1,3,4,5]	1,842	1,835
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[1,3,5]	543	538
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 2027[1,5]	240	240
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 2027[1,4,5]	1,518	1,508
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[1,5]	1,213	1,215
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,3,5]	1,430	1,418
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.472% 2057[1,3,5]	267	269
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,3,5]	1,533	1,515
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,3,5]	1,942	1,940
		10,496
Commercial mortgage-backed securities 0.02%
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.101% 2049[1,3]	87	87
Total mortgage-backed obligations		204,014
U.S. Treasury bonds & notes 13.39% U.S. Treasury 6.81%
U.S. Treasury 1.875% 2019	1,500	1,490
U.S. Treasury 1.50% 2020	444	437
U.S. Treasury 2.00% 2021	300	296
U.S. Treasury 1.875% 2022	7,800	7,581
U.S. Treasury 1.875% 2022[6]	5,000	4,877
U.S. Treasury 2.00% 2022	3,300	3,223
U.S. Treasury 2.125% 2022	1,000	981
U.S. Treasury 2.50% 2024	2,500	2,479
U.S. Treasury 3.00% 2048	2,000	2,010
		23,374
U.S. Treasury inflation-protected securities 6.58%
U.S. Treasury Inflation-Protected Security 0.125% 2022[7]	2,264	2,234
U.S. Treasury Inflation-Protected Security 0.375% 2025[6,7]	7,524	7,435
U.S. Treasury Inflation-Protected Security 0.50% 2028[7]	7,010	5,853
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	124	158
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	7,058	6,876
		22,556
Total U.S. Treasury bonds & notes		45,930
American Funds Insurance Series — Mortgage Fund — Page 155 of 194

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes 11.97%	Principal amount (000)	Value (000)
Fannie Mae 1.875% 2022	$3,000	$2,927
Fannie Mae 2.00% 2022	18,800	18,423
Federal Home Loan Bank 1.375% 2021	3,000	2,912
Federal Home Loan Bank 1.875% 2021	10,000	9,787
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,009
		41,058
Asset-backed obligations 3.87%
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.92% 2019[1]	3	3
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 2020[1]	236	235
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 2020[1]	366	365
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class C, 2.15% 2020[1]	154	154
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.755% 2025[1,3,5]	238	238
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.732% 2025[1,3,5]	300	300
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.675% 2026[1,3,5]	500	501
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[1]	115	113
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[1]	355	350
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 2023[1,5]	40	40
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[1,5]	22	22
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[1,5]	22	22
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 2020[1,5]	252	251
CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78% 2020[1,5]	68	68
Drive Auto Receivables Trust, Series 2017-2, Class A2A, 1.63% 2019[1]	49	49
Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.67% 2019[1]	41	41
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 2020[1,5]	78	78
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 2020[1,5]	160	159
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.702% 2025[1,3,5]	165	165
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[1,5]	754	750
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[1,5]	1,390	1,385
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[1,5]	530	527
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5]	1,823	1,810
Santander Drive Auto Receivables Trust, Series 2017-2, Class A2, 1.60% 2020[1]	623	622
Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.26% 2020[1]	93	92
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.272% 2025[1,3]	2,978	2,932
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD-LIBOR + 0.99%) 2.710% 2025[1,3,5]	182	182
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.752% 2025[1,3,5]	357	358
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.672% 2026[1,3,5]	450	451
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[1,5]	517	516
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[1,5]	502	500
		13,279
Corporate bonds & notes 0.05% Financials 0.05%
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.734% 2019[1,3,4,5,8]	160	160
Total bonds, notes & other debt instruments (cost: $305,930,000)		304,441
Short-term securities 35.19%
Apple Inc. 1.64%–1.80% due 4/11/2018–5/7/2018[5]	8,500	8,489
Coca-Cola Co. 1.75% due 4/27/2018[5]	2,900	2,896
ExxonMobil Corp. 1.78% due 4/4/2018	9,000	8,997
Fannie Mae 1.71% due 5/7/2018	7,900	7,887
Federal Farm Credit Banks 1.32% due 4/19/2018	5,000	4,996
American Funds Insurance Series — Mortgage Fund — Page 156 of 194

unaudited
Short-term securities	Principal amount (000)	Value (000)
Federal Home Loan Bank 1.40%–1.75% due 4/12/2018–5/17/2018	$30,200	$30,157
Hershey Co. 1.83% due 4/16/2018[5]	9,000	8,992
Home Depot Inc. 1.75% due 4/3/2018[5]	9,100	9,098
John Deere Canada ULC 1.97% due 5/24/2018[5]	2,100	2,094
John Deere Capital Corp. 1.59% due 4/9/2018[5]	3,400	3,398
Paccar Financial Corp. 1.87% due 4/20/2018	7,700	7,691
PepsiCo Inc. 1.56% due 4/3/2018[5]	2,200	2,199
Pfizer Inc. 1.78%–1.85% due 4/5/2018–5/15/2018[5]	8,400	8,390
Société Générale 1.62% due 4/2/2018[5]	10,800	10,798
Wal-Mart Stores, Inc. 1.90% due 4/26/2018[5]	4,600	4,593
Total short-term securities (cost: $120,688,000)		120,675
Total investment securities 123.95% (cost: $426,618,000)		425,116
Other assets less liabilities (23.95)%		(82,130)
Net assets 100.00%		$342,986
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 3/31/2018[10] (000)	Unrealized appreciation at 3/31/2018 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	107	June 2018	$10,700	$13,895	$183
20 Year U.S. Treasury Bond Futures	Long	48	June 2018	4,800	7,038	163
30 Year Ultra U.S. Treasury Bond Futures	Long	5	June 2018	500	803	26
5 Year U.S. Treasury Note Futures	Long	1,556	July 2018	155,600	178,101	655
						$1,027
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
1.8935%	U.S. EFFR	9/26/2018	$260,100	$3	$—	$3
1.892%	U.S. EFFR	9/26/2018	209,800	1	—	1
1.865%	U.S. EFFR	9/26/2018	65,100	(2)	—	(2)
2.088%	U.S. EFFR	2/6/2020	21,000	(24)	—	(24)
2.0115%	U.S. EFFR	2/8/2020	25,000	(65)	—	(65)
3-month USD-LIBOR	1.217%	9/22/2021	11,500	557	—	557
3-month USD-LIBOR	1.225%	9/22/2021	11,500	553	—	553
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	681	—	681
2.0135%	3-month USD-LIBOR	10/20/2021	30,000	(664)	—	(664)
2.012%	3-month USD-LIBOR	10/4/2022	9,000	(263)	—	(263)
2.00%	3-month USD-LIBOR	10/5/2022	41,500	(1,234)	—	(1,234)
2.1045%	3-month USD-LIBOR	10/31/2022	4,000	(101)	—	(101)
3-month USD-LIBOR	2.2835%	1/5/2023	36,000	677	—	677
3-month USD-LIBOR	2.24%	12/5/2026	10,500	419	—	419
3-month USD-LIBOR	2.27%	12/5/2026	8,500	319	—	319
3-month USD-LIBOR	3.206%	7/31/2044	1,000	(72)	—	(72)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(157)	—	(157)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(228)	—	(228)
American Funds Insurance Series — Mortgage Fund — Page 157 of 194

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
3-month USD-LIBOR	2.5055%	1/9/2045	$2,000	$129	$—	$129
3-month USD-LIBOR	2.454%	1/15/2045	3,200	239	—	239
3-month USD-LIBOR	2.52822%	11/23/2045	3,560	215	—	215
3-month USD-LIBOR	2.59125%	12/16/2045	2,250	108	—	108
U.S. EFFR	2.145%	11/9/2047	2,200	112	—	112
U.S. EFFR	2.153%	11/10/2047	2,200	109	—	109
U.S. EFFR	2.155%	11/10/2047	1,280	63	—	63
U.S. EFFR	2.17%	11/13/2047	2,320	106	—	106
U.S. EFFR	2.5635%	2/12/2048	4,528	(173)	—	(173)
2.98%	3-month USD-LIBOR	3/15/2048	300	10	—	10
2.9625%	3-month USD-LIBOR	3/15/2048	300	9	—	9
U.S. EFFR	2.4615%	3/15/2048	300	(5)	—	(5)
U.S. EFFR	2.485%	3/15/2048	300	(6)	—	(6)
2.917%	3-month USD-LIBOR	3/16/2048	600	12	—	12
U.S. EFFR	2.425%	3/16/2048	600	(5)	—	(5)
					$—	$1,323
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,503,000, which represented 1.02% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $79,908,000, which represented 23.30% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,626,000, which represented 2.22% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Value determined using significant unobservable inputs.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Federal Funds Effective Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Mortgage Fund — Page 158 of 194

Ultra-Short Bond Fund
Investment portfolio
March 31, 2018
unaudited
Short-term securities 98.27% Commercial paper 60.06%	Principal amount (000)	Value (000)
Apple Inc. 1.63% due 5/8/2018[1]	$10,000	$9,979
CAFCO, LLC 1.72% due 4/9/2018[1]	7,500	7,496
Emerson Electric Co. 1.67% due 4/17/2018[1]	10,100	10,090
ExxonMobil Corp. 1.77% due 4/4/2018	10,000	9,997
Fairway Finance Corp. 1.77% due 5/2/2018[1]	7,200	7,186
Honeywell International Inc. 1.39% due 4/26/2018[1]	8,600	8,587
Hydro-Québec 1.85% due 4/23/2018[1]	10,000	9,987
Liberty Street Funding Corp. 1.65% due 5/2/2018[1]	8,800	8,784
National Australia Bank Ltd. 1.74% due 4/4/2018[1]	8,900	8,897
Nestlé Capital Corp. 1.88% due 4/5/2018[1]	10,000	9,997
Paccar Financial Corp. 1.85% due 5/8/2018	10,100	10,079
PepsiCo Inc. 1.73% due 5/1/2018[1]	10,400	10,382
Pfizer Inc. 1.56% due 5/2/2018[1]	10,000	9,982
Province of Alberta 1.98% due 4/5/2018[1]	10,000	9,997
Société Générale 1.57% due 4/2/2018[1]	10,000	9,998
Toyota Motor Credit Corp. 1.60% due 5/23/2018	10,000	9,970
United Parcel Service Inc. 1.86% due 5/1/2018[1]	9,300	9,284
Victory Receivables Corp. 1.81% due 4/6/2018[1]	10,700	10,696
Wal-Mart Stores, Inc. 1.78% due 4/9/2018[1]	6,300	6,297
Walt Disney Co. 1.84% due 5/2/2018[1]	7,000	6,988
		184,673
Federal agency discount notes 23.06%
Fannie Mae 1.69%–1.73% due 4/16/2018–6/25/2018	15,000	14,973
Federal Home Loan Bank 1.46%–1.82% due 4/3/2018–5/18/2018	56,000	55,918
		70,891
U.S. Treasury 15.15%
U.S. Treasury Bills 1.36%–1.70% due 4/12/2018–7/19/2018	46,700	46,578
Total short-term securities (cost: $302,185,000)		302,142
Total investment securities 98.27% (cost: $302,185,000)		302,142
Other assets less liabilities 1.73%		5,329
Net assets 100.00%		$307,471

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $154,628,000, which represented 50.29% of the net assets of the fund.
American Funds Insurance Series — Ultra-Short Bond Fund — Page 159 of 194

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
March 31, 2018
unaudited
Bonds, notes & other debt instruments 94.36% U.S. Treasury bonds & notes 53.80% U.S. Treasury 41.29%	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2019	$10,000	$9,884
U.S. Treasury 1.125% 2021	31,950	30,569
U.S. Treasury 1.125% 2021	7,971	7,636
U.S. Treasury 1.375% 2021	20,000	19,449
U.S. Treasury 1.75% 2021[1]	40,540	39,516
U.S. Treasury 2.00% 2021	46,300	45,498
U.S. Treasury 2.00% 2021	44,350	43,695
U.S. Treasury 2.00% 2021	26,500	26,158
U.S. Treasury 2.00% 2021	4,000	3,937
U.S. Treasury 2.125% 2021	23,450	23,187
U.S. Treasury 2.25% 2021	64,745	64,356
U.S. Treasury 2.25% 2021	38,000	37,844
U.S. Treasury 3.625% 2021	3,800	3,931
U.S. Treasury 1.625% 2022	100	96
U.S. Treasury 1.75% 2022	174,300	169,050
U.S. Treasury 1.75% 2022	11,700	11,371
U.S. Treasury 1.875% 2022	63,000	61,445
U.S. Treasury 1.875% 2022	25,000	24,331
U.S. Treasury 1.875% 2022	23,000	22,354
U.S. Treasury 2.00% 2022	69,500	67,879
U.S. Treasury 2.00% 2022	43,510	42,473
U.S. Treasury 2.125% 2022	21,970	21,550
U.S. Treasury 1.50% 2023	26,020	24,748
U.S. Treasury 1.625% 2023	38,150	36,390
U.S. Treasury 1.625% 2023	10,000	9,548
U.S. Treasury 2.125% 2023	64,095	62,440
U.S. Treasury 2.50% 2023	20,000	19,941
U.S. Treasury 2.625% 2023	63,000	63,199
U.S. Treasury 2.125% 2024	75,975	73,518
U.S. Treasury 2.25% 2024	30,550	29,771
U.S. Treasury 2.25% 2024	6,500	6,367
U.S. Treasury 2.50% 2024	44,000	43,636
U.S. Treasury 2.75% 2025	38,000	38,163
U.S. Treasury 2.00% 2026	18,000	16,986
U.S. Treasury 6.25% 2030	2,980	4,046
U.S. Treasury 2.75% 2047	43,501	41,558
U.S. Treasury 2.75% 2047	11,200	10,702
U.S. Treasury 3.00% 2047	16,400	16,480
		1,273,702
U.S. Treasury inflation-protected securities 12.51%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	39,759	39,228
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	11,278	11,166
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	27,351	26,765
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	87,052	86,025
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 160 of 194

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	$24,980	$27,989
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	12,866	12,566
U.S. Treasury Inflation-Protected Security 0.50% 2028[2]	84,417	70,480
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	351	446
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	21,595	21,038
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	45,942	51,105
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	2,777	2,845
U.S. Treasury Inflation-Protected Security 0.875% 2047[2]	18,377	18,248
U.S. Treasury Inflation-Protected Security 1.00% 2048[2]	21,726	17,939
		385,840
Total U.S. Treasury bonds & notes		1,659,542
Mortgage-backed obligations 23.72% Federal agency mortgage-backed obligations 23.72%
Fannie Mae 6.50% 2028[3]	188	210
Fannie Mae 3.00% 2033[3,4]	25,000	24,959
Fannie Mae 3.00% 2033[3,4]	2,000	1,994
Fannie Mae 3.50% 2033[3,4]	45,000	45,723
Fannie Mae 3.00% 2036[3]	28,528	28,338
Fannie Mae 4.00% 2036[3]	8,909	9,244
Fannie Mae 4.00% 2036[3]	7,406	7,684
Fannie Mae 4.00% 2036[3]	2,222	2,306
Fannie Mae 3.00% 2037[3]	18,152	18,031
Fannie Mae 6.50% 2037[3]	45	49
Fannie Mae 7.00% 2037[3]	63	70
Fannie Mae 7.00% 2037[3]	10	11
Fannie Mae 6.00% 2038[3]	17	17
Fannie Mae 4.50% 2041[3]	1,212	1,282
Fannie Mae 5.00% 2041[3]	893	971
Fannie Mae 5.00% 2041[3]	598	650
Fannie Mae 5.00% 2041[3]	469	511
Fannie Mae 5.00% 2041[3]	360	392
Fannie Mae 3.50% 2047[3]	16,071	16,115
Fannie Mae 4.00% 2047[3]	33,548	34,493
Fannie Mae 4.00% 2047[3]	14,675	15,078
Fannie Mae 4.00% 2047[3]	5,380	5,527
Fannie Mae 4.50% 2047[3]	24,585	25,800
Fannie Mae 4.00% 2048[3,4]	25	26
Fannie Mae 4.50% 2048[3,4]	67,300	70,334
Fannie Mae 4.50% 2048[3,4]	25,000	26,172
Fannie Mae, Series 2001-4, Class NA, 9.234% 2025[3,5]	1	1
Fannie Mae, Series 2001-4, Class GA, 9.237% 2025[3,5]	1	1
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[3]	78	90
Fannie Mae, Series 2012-M2, Class A2, Multi Family 2.717% 2022[3]	2,350	2,342
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family 3.044% 2022[3]	2,000	2,011
Fannie Mae, Series 2014-M1, Class A2, Multi Family 3.193% 2023[3,5]	2,029	2,055
Fannie Mae, Series 2014-M3, Class A2, Multi Family 3.466% 2024[3,5]	3,825	3,923
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	148	125
Freddie Mac 5.50% 2024[3]	471	490
Freddie Mac 5.00% 2040[3]	1,088	1,174
Freddie Mac 5.00% 2041[3]	2,051	2,230
Freddie Mac 4.00% 2043[3]	469	485
Freddie Mac 3.50% 2047[3]	17,807	17,855
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 161 of 194

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2047[3]	$14,137	$14,175
Freddie Mac 4.50% 2047[3]	745	783
Freddie Mac 3.00% 2048[3,4]	6,200	6,040
Freddie Mac 4.00% 2048[3,4]	15,000	15,365
Freddie Mac 4.50% 2048[3,4]	25,000	26,170
Freddie Mac Pool #1H1354 3.429% 2036[3,5]	337	355
Freddie Mac Pool #760014 2.978% 2045[3,5]	2,239	2,240
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.177% 2023[3,5]	37	37
Freddie Mac, Series KGRP, Class A, Multi Family (1-month USD-LIBOR + 0.38%) 2.050% 2020[3,5]	3,491	3,497
Freddie Mac, Series K013, Class A1, Multi Family 2.902% 2020[3]	465	466
Freddie Mac, Series K010, Class A1, Multi Family 3.32% 2020[3]	133	134
Freddie Mac, Series K019, Class A1, Multi Family 1.459% 2021[3]	1,470	1,444
Freddie Mac, Series K031, Class A1, Multi Family 2.778% 2022[3]	951	953
Freddie Mac, Series KS01, Class A2, Multi Family 2.522% 2023[3]	1,735	1,709
Freddie Mac, Series K029, Class A2, Multi Family 3.32% 2023[3]	400	408
Freddie Mac, Series K070, Class A2, Multi Family 3.303% 2027[3]	5,765	5,805
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	264	236
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[3]	13,067	12,790
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.25% 2056[3,5]	12,201	12,001
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[3]	12,138	11,967
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 2057[3]	2,517	2,429
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[3]	1,936	1,931
Government National Mortgage Assn. 3.75% 2034[3]	1,279	1,310
Government National Mortgage Assn. 5.50% 2038[3]	349	381
Government National Mortgage Assn. 5.50% 2038[3]	139	151
Government National Mortgage Assn. 5.50% 2038[3]	134	146
Government National Mortgage Assn. 5.50% 2038[3]	98	107
Government National Mortgage Assn. 6.00% 2038[3]	263	297
Government National Mortgage Assn. 6.50% 2038[3]	443	499
Government National Mortgage Assn. 6.50% 2038[3]	131	148
Government National Mortgage Assn. 5.00% 2039[3]	652	700
Government National Mortgage Assn. 6.00% 2039[3]	270	303
Government National Mortgage Assn. 4.50% 2040[3]	522	549
Government National Mortgage Assn. 5.50% 2040[3]	7,891	8,676
Government National Mortgage Assn. 4.50% 2041[3]	1,448	1,511
Government National Mortgage Assn. 5.00% 2041[3]	2,613	2,752
Government National Mortgage Assn. 3.00% 2042[3]	58	58
Government National Mortgage Assn. 3.50% 2043[3]	2,005	2,035
Government National Mortgage Assn. 4.00% 2046[3]	2,371	2,416
Government National Mortgage Assn. 3.50% 2048[3,4]	25,000	25,231
Government National Mortgage Assn. 4.00% 2048[3,4]	55,200	56,638
Government National Mortgage Assn. 4.50% 2048[3,4]	67,675	70,225
Government National Mortgage Assn. 4.50% 2048[3,4]	9,000	9,355
Government National Mortgage Assn. 4.623% 2061[3]	575	581
Government National Mortgage Assn. 4.663% 2061[3]	1,216	1,228
Government National Mortgage Assn. 4.664% 2061[3]	1,038	1,050
Government National Mortgage Assn. 4.685% 2061[3]	395	399
Government National Mortgage Assn. 4.70% 2061[3]	2,063	2,076
Government National Mortgage Assn. 4.70% 2061[3]	907	913
Government National Mortgage Assn. 4.72% 2061[3]	107	108
Government National Mortgage Assn. 4.801% 2061[3]	228	228
Government National Mortgage Assn. 5.091% 2061[3]	1,022	1,046
Government National Mortgage Assn. 4.682% 2062[3]	1,269	1,288
Government National Mortgage Assn. 4.756% 2062[3]	54	55
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 162 of 194

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.818% 2062[3]	$125	$127
Government National Mortgage Assn. 5.172% 2062[3]	92	94
Government National Mortgage Assn. 4.702% 2063[3]	72	74
Government National Mortgage Assn. 4.917% 2063[3]	59	60
Government National Mortgage Assn. 4.719% 2064[3]	808	822
Government National Mortgage Assn. 4.772% 2064[3]	374	380
Government National Mortgage Assn. 4.868% 2064[3]	216	220
Government National Mortgage Assn. 5.172% 2064[3]	456	466
Government National Mortgage Assn. 5.175% 2064[3]	445	455
Government National Mortgage Assn. 5.393% 2064[3]	6	6
Government National Mortgage Assn. 6.48% 2064[3]	233	237
Government National Mortgage Assn. 6.64% 2064[3]	1,468	1,521
Government National Mortgage Assn. 4.676% 2065[3]	875	885
Government National Mortgage Assn. Pool #892950 3.044% 2060[3,5]	1,411	1,444
Government National Mortgage Assn. Pool #894475 3.819% 2063[3,5]	4,137	4,360
Government National Mortgage Assn. Pool #AG8149 2.465% 2064[3,5]	457	463
Government National Mortgage Assn. Pool #AG8156 2.926% 2064[3,5]	625	638
Government National Mortgage Assn. Pool #894482 3.824% 2064[3,5]	5,574	5,881
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.423% 2060[3,5]	10,226	10,410
Government National Mortgage Assn., Series 2012-H12, Class FT, (1 Year CMT Weekly Rate + 0.70%) 2.49% 2062[3,5]	2,605	2,625
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.625% 2062[3,5]	2,980	3,009
National Credit Union Administration, Series 2011-R2, Class 1A, (1-month USD-LIBOR + 0.40%) 2.111% 2020[3,5]	105	105
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.150% 2020[3,5]	353	354
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.161% 2020[3,5]	233	233
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	7,552	7,628
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	6,962	7,098
Total mortgage-backed obligations		731,759
Federal agency bonds & notes 16.84%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	988	980
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	713	706
Fannie Mae 1.75% 2019	16,000	15,856
Fannie Mae 1.25% 2021	11,400	10,944
Fannie Mae 7.125% 2030	4,000	5,599
Federal Home Loan Bank 1.75% 2018	74,000	73,788
Federal Home Loan Bank 3.375% 2023	16,715	17,337
Federal Home Loan Bank 5.50% 2036	600	800
Freddie Mac 3.75% 2019	12,750	12,951
Private Export Funding Corp. 1.45% 2019	17,500	17,313
Private Export Funding Corp. 2.25% 2020	5,000	4,983
Private Export Funding Corp. 3.55% 2024	6,340	6,600
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	48	50
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	23	24
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	88	91
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	182	188
Tennessee Valley Authority 2.875% 2027	10,000	9,936
Tennessee Valley Authority 4.65% 2035	2,330	2,778
Tennessee Valley Authority 5.88% 2036	1,750	2,399
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	34,281
Tennessee Valley Authority, Series A, 4.625% 2060	250	309
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 163 of 194

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
TVA Southaven 3.846% 2033[3]	$1,370	$1,409
U.S. Department of Housing and Urban Development, Series 2015-A-4, 1.33% 2018	10,000	9,977
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,394
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	4,971
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	7,952
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	2,013
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	3,013
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,527
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,525
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	15,395
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,140
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,546
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,357
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,292
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,140
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,754
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	657
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,688
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	88,110
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,028
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	43,762
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	3,477	4,035
United States Agency for International Development, State of Iraq, 2.149% 2022	6,670	6,536
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,893
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,438
United States Agency for International Development, Ukraine, 1.471% 2021	4,410	4,250
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	869	882
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	973	992
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	795	834
		519,423
Total bonds, notes & other debt instruments (cost: $2,941,392,000)		2,910,724
Short-term securities 15.60%
Chevron Corp. 1.54% due 4/3/2018[6]	75,000	74,983
Ciesco LLC 1.87% due 6/25/2018[6]	50,000	49,719
Coca-Cola Co. 1.65%–1.75% due 4/26/2018–4/27/2018[6]	56,600	56,515
Eli Lilly and Co. 1.81% due 4/13/2018[6]	33,900	33,875
ExxonMobil Corp. 1.78% due 4/4/2018	30,800	30,791
Federal Home Loan Bank 1.48%–1.70% due 4/25/2018–5/29/2018	57,500	57,368
Hershey Co. 1.83% due 4/16/2018[6]	9,100	9,092
Honeywell International Inc. 1.85% due 4/23/2018[6]	42,700	42,645
John Deere Capital Corp. 1.59% due 4/9/2018[6]	25,500	25,486
Paccar Financial Corp. 1.87% due 4/20/2018	4,800	4,794
PepsiCo Inc. 1.56% due 4/3/2018[6]	16,500	16,496
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 164 of 194

unaudited
Short-term securities	Principal amount (000)	Value (000)
Private Export Funding Corp. 1.61% due 4/23/2018[6]	$50,000	$49,935
Société Générale 1.62% due 4/2/2018[6]	29,500	29,495
Total short-term securities (cost: $481,329,000)		481,194
Total investment securities 109.96% (cost: $3,422,721,000)		3,391,918
Other assets less liabilities (9.96)%		(307,338)
Net assets 100.00%		$3,084,580
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 3/31/2018[8] (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
10 Year U.S. Treasury Note Futures	Long	3,548	June 2018	$354,800	$429,807	$3,471
10 Year Ultra U.S. Treasury Note Futures	Long	279	June 2018	27,900	36,231	287
20 Year U.S. Treasury Bond Futures	Long	195	June 2018	19,500	28,592	662
30 Year Ultra U.S. Treasury Bond Futures	Short	567	June 2018	(56,700)	(90,986)	(2,909)
5 Year U.S. Treasury Note Futures	Long	13,191	July 2018	1,319,100	1,509,854	5,307
2 Year U.S. Treasury Note Futures	Long	488	July 2018	97,600	103,753	(17)
90 Day Euro Dollar Futures	Long	2,229	December 2018	557,250	543,347	(265)
90 Day Euro Dollar Futures	Short	2,228	December 2019	(557,000)	(541,487)	1,435
						$7,971
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
1.8935%	U.S. EFFR	9/26/2018	$1,458,600	$15	$—	$15
1.8975%	U.S. EFFR	9/26/2018	701,200	12	—	12
1.892%	U.S. EFFR	9/26/2018	1,176,500	10	—	10
1.886%	U.S. EFFR	9/26/2018	803,000	(1)	—	(1)
1.882%	U.S. EFFR	9/26/2018	802,900	(6)	—	(6)
1.8775%	U.S. EFFR	9/26/2018	802,900	(11)	—	(11)
1.865%	U.S. EFFR	9/26/2018	364,900	(12)	—	(12)
1.337%	U.S. EFFR	6/8/2019	121,000	(976)	—	(976)
1.37%	U.S. EFFR	6/14/2019	60,500	(470)	—	(470)
1.362%	U.S. EFFR	6/21/2019	60,500	(487)	—	(487)
1.351%	U.S. EFFR	6/28/2019	60,500	(506)	—	(506)
2.32475%	3-month USD-LIBOR	2/9/2020	490,000	(1,809)	—	(1,809)
3-month USD-LIBOR	2.3774%	2/13/2020	390,000	1,058	—	1,058
1.997%	U.S. EFFR	2/13/2020	61,000	(177)	—	(177)
1.989%	U.S. EFFR	2/13/2020	61,000	(186)	—	(186)
1.9425%	3-month USD-LIBOR	3/17/2020	165,000	(1,928)	—	(1,928)
2.5935%	3-month USD-LIBOR	3/29/2020	136,200	62	—	62
2.577%	3-month USD-LIBOR	3/29/2020	135,300	18	—	18
U.S. EFFR	2.19%	3/29/2020	135,300	(46)	—	(46)
U.S. EFFR	2.165%	4/3/2020	55,900	14	—	14
2.55%	3-month USD-LIBOR	4/3/2020	55,900	(26)	—	(26)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 165 of 194

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
2.5725%	3-month USD-LIBOR	4/4/2020	$71,516	$—	$—	$—
U.S. EFFR	2.174%	4/4/2020	71,520	—	—	—
1.8005%	3-month USD-LIBOR	9/28/2020	48,000	(952)	—	(952)
3-month USD-LIBOR	1.217%	9/22/2021	60,000	2,903	—	2,903
3-month USD-LIBOR	1.225%	9/22/2021	60,000	2,887	—	2,887
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	241	—	241
3-month USD-LIBOR	1.9665%	2/2/2022	50,000	1,292	—	1,292
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	902	—	902
3-month USD-LIBOR	1.8675%	4/19/2022	70,000	2,189	—	2,189
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	2,061	—	2,061
3-month USD-LIBOR	1.948%	7/28/2022	20,000	601	—	601
2.80%	3-month USD-LIBOR	9/2/2022	280,000	(5)	—	(5)
2.75%	3-month USD-LIBOR	9/2/2022	280,000	(262)	—	(262)
2.009%	3-month USD-LIBOR	10/4/2022	50,000	(1,468)	—	(1,468)
2.08934%	3-month USD-LIBOR	11/17/2022	40,700	(1,065)	—	(1,065)
2.2025%	3-month USD-LIBOR	12/4/2022	20,000	(431)	—	(431)
3-month USD-LIBOR	2.2455%	12/21/2022	25,000	504	—	504
2.27403%	3-month USD-LIBOR	12/29/2022	60,000	(1,147)	—	(1,147)
3-month USD-LIBOR	2.6778%	2/12/2023	51,000	34	—	34
2.7435%	3-month USD-LIBOR	2/16/2023	41,000	95	—	95
2.7365%	3-month USD-LIBOR	2/20/2023	41,000	82	—	82
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	982	—	982
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	478	—	478
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	2,904	—	2,904
3-month USD-LIBOR	2.12813%	10/3/2024	65,000	2,334	—	2,334
3-month USD-LIBOR	2.4595%	1/12/2025	26,400	442	—	442
3-month USD-LIBOR	2.588%	1/26/2025	15,600	133	—	133
2.8775%	3-month USD-LIBOR	3/23/2025	29,800	282	—	282
3-month USD-LIBOR	1.798%	2/2/2026	35,000	2,345	—	2,345
3-month USD-LIBOR	2.24%	12/5/2026	55,100	2,198	—	2,198
3-month USD-LIBOR	2.27%	12/5/2026	44,900	1,686	—	1,686
2.579%	3-month USD-LIBOR	3/14/2027	53,000	(749)	—	(749)
2.333%	3-month USD-LIBOR	3/29/2027	42,000	(1,449)	—	(1,449)
3-month USD-LIBOR	2.31934%	11/17/2027	21,200	807	—	807
3-month USD-LIBOR	2.31613%	11/17/2027	19,800	759	—	759
2.91%	3-month USD-LIBOR	2/1/2028	16,000	41	—	41
2.925%	3-month USD-LIBOR	2/1/2028	12,800	41	—	41
2.908%	3-month USD-LIBOR	2/1/2028	16,000	40	—	40
2.92%	3-month USD-LIBOR	2/2/2028	12,200	37	—	37
U.S. EFFR	2.5065%	3/22/2028	8,700	(94)	—	(94)
U.S. EFFR	2.535%	3/23/2028	6,700	(90)	—	(90)
U.S. EFFR	2.471%	3/27/2028	8,100	(62)	—	(62)
U.S. EFFR	2.4575%	3/29/2028	9,638	(63)	—	(63)
U.S. EFFR	2.424%	3/30/2028	8,160	(28)	—	(28)
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(559)	—	(559)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(733)	—	(733)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(13)	—	(13)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(13)	—	(13)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(23)	—	(23)
3-month USD-LIBOR	2.967%	2/2/2038	7,600	(12)	—	(12)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(972)	—	(972)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(1,155)	—	(1,155)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(1,253)	—	(1,253)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 166 of 194

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
3-month USD-LIBOR	2.7045%	1/2/2045	$12,000	$308	$—	$308
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	711	—	711
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	134	—	134
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	807	—	807
U.S. EFFR	2.166%	10/23/2047	10,000	466	—	466
U.S. EFFR	2.145%	11/9/2047	15,400	787	—	787
U.S. EFFR	2.153%	11/10/2047	15,300	756	—	756
U.S. EFFR	2.155%	11/10/2047	8,640	423	—	423
U.S. EFFR	2.17%	11/13/2047	15,660	717	—	717
2.964%	3-month USD-LIBOR	2/12/2048	9,100	274	—	274
U.S. EFFR	2.5635%	2/12/2048	33,204	(1,269)	—	(1,269)
3-month USD-LIBOR	2.96%	2/15/2048	4,600	(135)	—	(135)
3-month USD-LIBOR	2.9825%	2/20/2048	9,000	(307)	—	(307)
2.98%	3-month USD-LIBOR	3/15/2048	2,000	67	—	67
2.9625%	3-month USD-LIBOR	3/15/2048	2,000	60	—	60
U.S. EFFR	2.4615%	3/15/2048	2,000	(33)	—	(33)
U.S. EFFR	2.485%	3/15/2048	2,000	(43)	—	(43)
2.917%	3-month USD-LIBOR	3/16/2048	4,100	82	—	82
U.S. EFFR	2.425%	3/16/2048	4,100	(36)	—	(36)
U.S. EFFR	2.505%	3/22/2048	4,300	(111)	—	(111)
U.S. EFFR	2.51375%	3/22/2048	4,700	(131)	—	(131)
3-month USD-LIBOR	3.006%	3/23/2048	11,074	(429)	—	(429)
3-month USD-LIBOR	2.848%	4/3/2048	14,000	(71)	—	(71)
3-month USD-LIBOR	2.8245%	4/4/2048	11,300	(6)	—	(6)
					$—	$14,271
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $60,734,000, which represented 1.97% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $388,241,000, which represented 12.59% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
CMT = Constant Maturity Treasury
EFFR = Federal Funds Effective Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 167 of 194

Managed Risk Growth Fund
Investment portfolio
March 31, 2018
unaudited
Growth funds 81.07%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	2,976,811	$238,294
Total growth funds (cost: $202,685,000)		238,294
Fixed income funds 15.51%
American Funds Insurance Series – Bond Fund, Class 1	4,277,069	45,593
Total fixed income funds (cost: $46,701,000)		45,593
Short-term securities 3.01%
Government Cash Management Fund	8,839,805	8,840
Total short-term securities (cost: $8,840,000)		8,840
Total investment securities 99.59% (cost: $258,226,000)		292,727
Other assets less liabilities 0.41%		1,210
Net assets 100.00%		$293,937
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 3/31/2018[2] (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
5 Year U.S. Treasury Note Futures	Long	545	June 2018	$54,500	$62,381	$139
Japanese Yen Currency Contracts	Short	3	June 2018	37,500	(354)	2
Euro Currency Contracts	Short	7	June 2018	875	(1,081)	8
British Pound Currency Contracts	Short	10	June 2018	625	(879)	8
S&P 500 E-mini Index Contracts	Short	270	June 2018	14	(35,680)	(250)
Russell 2000 Mini Index Contracts	Short	63	June 2018	3	(4,823)	(25)
Mini MSCI Emerging Market Index Contracts	Short	40	June 2018	2	(2,376)	(29)
Nikkei 225 Index Contracts	Short	1	June 2018	1	(202)	(6)
Euro Stoxx 50 Index Contracts	Short	28	June 2018	—[3]	(1,133)	(21)
FTSE 100 Index Contracts	Short	9	June 2018	—[3]	(885)	(14)
S&P Mid 400 E-mini Index Contracts	Short	3	June 2018	—[3]	(565)	(7)
						$(195)
American Funds Insurance Series — Managed Risk Growth Fund — Page 168 of 194

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Growth funds 81.07%
American Funds Insurance Series – Growth Fund, Class 1	2,960,791	61,862	45,842	2,976,811	$640	$5,952	$—	$238,294
Fixed income funds 15.51%
American Funds Insurance Series – Bond Fund, Class 1	4,022,202	457,114	202,247	4,277,069	(68)	(606)	—	45,593
Total 96.58%					$572	$5,346	$—	$283,887

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
[3]	Amount less than one thousand.
American Funds Insurance Series — Managed Risk Growth Fund — Page 169 of 194

Managed Risk International Fund
Investment portfolio
March 31, 2018
unaudited
Growth funds 80.38%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,684,781	$124,269
Total growth funds (cost: $104,379,000)		124,269
Fixed income funds 15.08%
American Funds Insurance Series – Bond Fund, Class 1	2,187,518	23,319
Total fixed income funds (cost: $23,893,000)		23,319
Short-term securities 4.51%
Government Cash Management Fund	6,962,487	6,963
Total short-term securities (cost: $6,963,000)		6,963
Total investment securities 99.97% (cost: $135,235,000)		154,551
Other assets less liabilities 0.03%		52
Net assets 100.00%		$154,603
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 3/31/2018[2] (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
Japanese Yen Currency Contracts	Short	4	June 2018	$50,000	$(472)	$—[3]
5 Year U.S. Treasury Note Futures	Long	105	June 2018	10,500	12,018	45
Euro Currency Contracts	Short	6	June 2018	750	(927)	4
British Pound Currency Contracts	Short	5	June 2018	313	(439)	2
Nikkei 225 Index Contracts	Short	2	June 2018	2	(404)	(15)
Mini MSCI Emerging Market Index Contracts	Short	25	June 2018	1	(1,485)	(37)
Euro Stoxx 50 Index Contracts	Short	24	June 2018	—[3]	(971)	(17)
FTSE 100 Index Contracts	Short	4	June 2018	—[3]	(393)	(4)
Russell 2000 Mini Index Contracts	Short	1	June 2018	—[3]	(76)	(1)
						$(23)
American Funds Insurance Series — Managed Risk International Fund — Page 170 of 194

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Growth funds 80.38%
American Funds Insurance Series – International Fund, Class 1	5,479,657	322,632	117,508	5,684,781	$130	$617	$—	$124,269
Fixed income funds 15.08%
American Funds Insurance Series – Bond Fund, Class 1	2,063,150	229,551	105,183	2,187,518	(34)	(317)	—	23,319
Total 95.46%					$96	$300	$—	$147,588

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
[3]	Amount less than one thousand.
American Funds Insurance Series — Managed Risk International Fund — Page 171 of 194

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
March 31, 2018
unaudited
Growth-and-income funds 80.61%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	19,196,745	$277,777
Total growth-and-income funds (cost: $257,313,000)		277,777
Fixed income funds 15.81%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,565,202	54,463
Total fixed income funds (cost: $55,785,000)		54,463
Short-term securities 3.09%
Government Cash Management Fund	10,641,137	10,641
Total short-term securities (cost: $10,641,000)		10,641
Total investment securities 99.51% (cost: $323,739,000)		342,881
Other assets less liabilities 0.49%		1,703
Net assets 100.00%		$344,584
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 3/31/2018[2] (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
5 Year U.S. Treasury Note Futures	Long	717	June 2018	$71,700	$82,068	$186
Euro Currency Contracts	Short	11	June 2018	1,375	(1,699)	13
British Pound Currency Contracts	Short	9	June 2018	563	(791)	9
S&P 500 E-mini Index Contracts	Short	426	June 2018	21	(56,296)	(336)
Euro Stoxx 50 Index Contracts	Short	43	June 2018	1	(1,740)	(36)
Mini MSCI Emerging Market Index Contracts	Short	23	June 2018	1	(1,366)	(17)
FTSE 100 Index Contracts	Short	8	June 2018	—[3]	(786)	(14)
Russell 2000 Mini Index Contracts	Short	4	June 2018	—[3]	(306)	(2)
						$(197)
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 172 of 194

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Growth-and-income funds 80.61%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	19,699,331	110,159	612,745	19,196,745	$1,701	$(10,836)	$—	$277,777
Fixed income funds 15.81%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,530,491	112,325	77,614	4,565,202	(25)	(654)	—	54,463
Total 96.42%					$1,676	$(11,490)	$—	$332,240

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
[3]	Amount less than one thousand.
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 173 of 194

Managed Risk Growth-Income Fund
Investment portfolio
March 31, 2018
unaudited
Growth-and-income funds 80.98%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,388,910	$173,072
Total growth-and-income funds (cost: $156,039,000)		173,072
Fixed income funds 15.19%
American Funds Insurance Series – Bond Fund, Class 1	3,046,588	32,476
Total fixed income funds (cost: $33,260,000)		32,476
Short-term securities 3.64%
Government Cash Management Fund	7,770,961	7,771
Total short-term securities (cost: $7,771,000)		7,771
Total investment securities 99.81% (cost: $197,070,000)		213,319
Other assets less liabilities 0.19%		410
Net assets 100.00%		$213,729
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 3/31/2018[2] (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
5 Year U.S. Treasury Note Futures	Long	287	June 2018	$28,700	$32,850	$61
Japanese Yen Currency Contracts	Short	1	June 2018	12,500	(118)	—[3]
Euro Currency Contracts	Short	8	June 2018	1,000	(1,236)	5
British Pound Currency Contracts	Short	5	June 2018	313	(439)	3
S&P 500 E-mini Index Contracts	Short	125	June 2018	6	(16,519)	(97)
Mini MSCI Emerging Market Index Contracts	Short	11	June 2018	1	(653)	(10)
Russell 2000 Mini Index Contracts	Short	14	June 2018	1	(1,072)	(6)
Euro Stoxx 50 Index Contracts	Short	31	June 2018	—[3]	(1,254)	(18)
FTSE 100 Index Contracts	Short	5	June 2018	—[3]	(491)	(3)
S&P Mid 400 E-mini Index Contracts	Short	2	June 2018	—[3]	(377)	(4)
						$(69)
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 174 of 194

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Growth-and-income funds 80.98%
American Funds Insurance Series – Growth-Income Fund, Class 1	3,331,787	101,112	43,989	3,388,910	$(57)	$2,874	$—	$173,072
Fixed income funds 15.19%
American Funds Insurance Series – Bond Fund, Class 1	2,916,097	362,013	231,522	3,046,588	(77)	(415)	—	32,476
Total 96.17%					$(134)	$2,459	$—	$205,548

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
[3]	Amount less than one thousand.
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 175 of 194

Managed Risk Asset Allocation Fund
Investment portfolio
March 31, 2018
unaudited
Asset allocation funds 95.94%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	179,958,676	$4,234,428
Total asset allocation funds (cost: $3,931,502,000)		4,234,428
Short-term securities 3.93%
Government Cash Management Fund	173,359,211	173,359
Total short-term securities (cost: $173,359,000)		173,359
Total investment securities 99.87% (cost: $4,104,861,000)		4,407,787
Other assets less liabilities 0.13%		5,791
Net assets 100.00%		$4,413,578
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 3/31/2018[2] (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
5 Year U.S. Treasury Note Futures	Long	5,351	June 2018	$535,100	$612,480	$1,443
Euro Currency Contracts	Short	69	June 2018	8,625	(10,659)	59
British Pound Currency Contracts	Short	135	June 2018	8,437	(11,861)	85
S&P 500 E-mini Index Contracts	Short	2,093	June 2018	105	(276,590)	(2,299)
Mini MSCI Emerging Market Index Contracts	Short	502	June 2018	25	(29,814)	(397)
Russell 2000 Mini Index Contracts	Short	427	June 2018	21	(32,691)	(168)
Euro Stoxx 50 Index Contracts	Short	265	June 2018	3	(10,721)	(165)
S&P Mid 400 E-mini Index Contracts	Short	19	June 2018	2	(3,578)	(48)
FTSE 100 Index Contracts	Short	121	June 2018	1	(11,894)	(130)
						$(1,620)
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 3/31/2018 (000)
Asset allocation funds 95.94%
American Funds Insurance Series – Asset Allocation Fund, Class 1	178,833,494	1,838,914	713,732	179,958,676	$2,928	$(35,755)	$—	$4,234,428

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 176 of 194

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
American Funds Insurance Series — Page 177 of 194

unaudited
The following table presents the average month-end notional amounts of futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Futures Contracts	Forward Currency Contracts	Interest Rate Swaps	Credit Default Swaps
Global Growth Fund	Not Applicable	$5,252	Not Applicable	Not Applicable
Global Small Capitalization Fund	Not Applicable	95,503	Not Applicable	Not Applicable
International Fund	Not Applicable	38,922	Not Applicable	Not Applicable
New World Fund	Not Applicable	17,336	Not Applicable	Not Applicable
Asset Allocation Fund	$372,844	Not Applicable	$2,381,350	Not Applicable
Global Balanced Fund	Not Applicable	21,923	Not Applicable	Not Applicable
Bond Fund	1,508,517	510,726	2,791,280	$61,286
Global Bond Fund	164,726	696,193	567,464	Not Applicable
High-Income Bond Fund	Not Applicable	Not Applicable	39,458	88,358
Mortgage Fund	234,863	Not Applicable	1,184,281	Not Applicable
U.S. Government/AAA-Rated Securities Fund	2,846,281	Not Applicable	13,134,660	Not Applicable
Managed Risk Growth Fund	35,702	Not Applicable	Not Applicable	Not Applicable
Managed Risk International Fund	46,928	Not Applicable	Not Applicable	Not Applicable
Managed Risk Blue Chip Income and Growth Fund	29,887	Not Applicable	Not Applicable	Not Applicable
Managed Risk Growth-Income Fund	20,552	Not Applicable	Not Applicable	Not Applicable
Managed Risk Asset Allocation Fund	283,730	Not Applicable	Not Applicable	Not Applicable
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Funds Insurance Series — Page 178 of 194

unaudited
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of March 31, 2018 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,693,348	$398,738	$—	$2,092,086
Consumer discretionary	790,556	310,766	—	1,101,322
Financials	260,140	417,852	—	677,992
Health care	311,593	332,334	—	643,927
Consumer staples	180,084	273,089	—	453,173
Industrials	124,116	292,058	—	416,174
Energy	21,371	103,482	—	124,853
Materials	79,555	40,283	—	119,838
Telecommunication services	57,965	7,183	—	65,148
Utilities	—	5,253	—	5,253
Miscellaneous	190,616	121,784	—	312,400
Bonds, notes & other debt instruments	—	997	—	997
Short-term securities	—	273,736	—	273,736
Total	$3,709,344	$2,577,555	$—	$6,286,899

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4	$—	$4
*	Securities with a value of $795,735,000, which represented 12.61% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 179 of 194

unaudited
Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$432,354	$370,214	$3,786	$806,354
Health care	667,363	78,302	—	745,665
Information technology	499,089	122,429	—	621,518
Industrials	282,974	183,076	—	466,050
Financials	233,453	178,518	—	411,971
Materials	98,162	45,345	—	143,507
Energy	100,526	16,063	10,408	126,997
Consumer staples	37,179	89,282	—	126,461
Real estate	90,042	23,616	—	113,658
Utilities	11,076	66,358	—	77,434
Telecommunication services	—	22,902	—	22,902
Miscellaneous	147,091	43,706	—	190,797
Rights & warrants	189	—	—	189
Convertible bonds	—	7,813	—	7,813
Bonds, notes & other debt instruments	—	4,114	—	4,114
Short-term securities	—	354,154	—	354,154
Total	$2,599,498	$1,605,892	$14,194	$4,219,584

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$232	$—	$232
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(52)	—	(52)
Total	$—	$180	$—	$180
*	Securities with a value of $472,692,000, which represented 11.16% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 180 of 194

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Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,706,590	$344,210	$—	$8,050,800
Consumer discretionary	4,999,709	88,057	—	5,087,766
Health care	3,219,938	—	—	3,219,938
Financials	2,531,229	145,345	—	2,676,574
Energy	1,655,758	20,689	—	1,676,447
Industrials	988,576	281,323	—	1,269,899
Consumer staples	294,513	145,355	—	439,868
Real estate	260,172	—	—	260,172
Materials	214,506	—	—	214,506
Telecommunication services	172,927	—	—	172,927
Utilities	66,512	—	—	66,512
Miscellaneous	566,235	—	—	566,235
Convertible stocks	—	—	11,352	11,352
Short-term securities	—	1,108,845	—	1,108,845
Total	$22,676,665	$2,133,824	$11,352	$24,821,841
*	Securities with a value of $720,805,000, which represented 2.91% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
International Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$99,895	$1,650,917	$—	$1,750,812
Information technology	793,926	384,874	—	1,178,800
Consumer discretionary	325,812	756,412	—	1,082,224
Industrials	386,984	694,195	—	1,081,179
Health care	402,862	605,933	—	1,008,795
Consumer staples	287,443	566,791	—	854,234
Materials	425,330	275,516	—	700,846
Utilities	—	514,683	—	514,683
Energy	186,576	248,062	—	434,638
Real estate	—	165,959	—	165,959
Telecommunication services	128,132	33,166	—	161,298
Miscellaneous	146,336	103,392	—	249,728
Rights & warrants	—	4,174	—	4,174
Bonds, notes & other debt instruments	—	54,421	—	54,421
Short-term securities	—	544,592	—	584,471
Total	$3,183,296	$6,603,087	$—	$9,826,262

American Funds Insurance Series — Page 181 of 194

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	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$26	$—	$26
*	Securities with a value of $1,944,356,000, which represented 19.58% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$653,613	$108,178	$—	$761,791
Financials	215,704	286,763	—	502,467
Materials	170,882	177,349	—	348,231
Consumer discretionary	218,519	116,702	—	335,221
Energy	53,050	238,775	—	291,825
Consumer staples	117,692	149,811	—	267,503
Industrials	44,131	165,295	—	209,426
Health care	100,637	63,674	—	164,311
Telecommunication services	45,808	20,685	—	66,493
Utilities	35,099	16,088	—	51,187
Real estate	38,735	—	26	38,761
Miscellaneous	106,413	67,048	—	173,461
Preferred securities	—	—	1,408	1,408
Rights & warrants	—	69,121	—	69,121
Bonds, notes & other debt instruments	—	101,289	—	101,289
Short-term securities	—	151,515	—	151,515
Total	$1,800,283	$1,732,293	$1,434	$3,534,010

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$78	$—	$78
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(67)	—	(67)
Total	$—	$11	$—	$11
*	Securities with a value of $1,347,477,000, which represented 38.24% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 182 of 194

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Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,743,205	$—	$—	$1,743,205
Information technology	1,120,137	—	—	1,120,137
Financials	1,097,093	—	—	1,097,093
Industrials	1,092,666	—	—	1,092,666
Consumer staples	790,739	—	—	790,739
Energy	750,080	—	—	750,080
Consumer discretionary	721,673	—	—	721,673
Telecommunication services	398,798	—	—	398,798
Materials	294,562	—	—	294,562
Utilities	122,325	—	—	122,325
Real estate	48,963	—	—	48,963
Miscellaneous	432,612	—	—	432,612
Short-term securities	—	263,654	—	263,654
Total	$8,612,853	$263,654	$—	$8,876,507
Global Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$463,102	$52,938	$—	$516,040
Financials	116,782	127,031	—	243,813
Industrials	110,350	117,405	—	227,755
Consumer staples	58,132	121,644	—	179,776
Consumer discretionary	112,890	65,182	—	178,072
Health care	123,354	19,226	—	142,580
Materials	58,308	80,964	—	139,272
Energy	9,830	97,333	—	107,163
Real estate	51,064	11,623	—	62,687
Utilities	6,582	31,994	—	38,576
Telecommunication services	29,782	5,546	—	35,328
Miscellaneous	58,942	39,289	—	98,231
Bonds, notes & other debt instruments	—	41,000	—	41,000
Short-term securities	—	81,857	—	81,857
Total	$1,199,118	$893,032	$—	$2,092,150
*	Securities with a value of $299,264,000, which represented 14.29% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
American Funds Insurance Series — Page 183 of 194

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Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$4,727,479	$25,055	$—	$4,752,534
Consumer discretionary	4,608,012	90,749	—	4,698,761
Health care	4,156,035	129,806	—	4,285,841
Financials	2,950,568	444,765	—	3,395,333
Industrials	2,677,679	507,402	—	3,185,081
Consumer staples	1,794,695	695,882	—	2,490,577
Energy	1,445,065	338,852	—	1,783,917
Materials	1,208,456	75,314	—	1,283,770
Telecommunication services	521,831	24,177	—	546,008
Real estate	522,414	—	—	522,414
Utilities	284,550	—	—	284,550
Miscellaneous	768,077	200,037	—	968,114
Convertible stocks	13,304	5,830	—	19,134
Convertible bonds	—	38,977	—	38,977
Short-term securities	—	2,058,997	—	2,058,997
Total	$25,736,600	$4,635,843	$—	$30,372,443
*	Securities with a value of $2,331,543,000, which represented 7.64% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
International Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$60,954	$275,431	$—	$336,385
Consumer staples	37,961	86,151	—	124,112
Health care	46,002	73,310	—	119,312
Industrials	44,425	66,486	—	110,911
Utilities	10,688	98,078	—	108,766
Information technology	78,717	25,364	—	104,081
Materials	13,691	89,276	—	102,967
Consumer discretionary	17,211	77,558	—	94,769
Energy	4,618	80,662	—	85,280
Real estate	16,501	43,244	—	59,745
Telecommunication services	22,545	15,514	—	38,059
Miscellaneous	—	7,242	—	7,242
Bonds, notes & other debt instruments	—	26,680	—	26,680
Short-term securities	—	105,159	—	105,159
Total	$353,313	$1,070,155	$—	$1,423,468
*	Securities with a value of $246,124,000, which represented 16.41% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
American Funds Insurance Series — Page 184 of 194

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Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$22,393	$43,097	$—	$65,490
Energy	46,131	9,960	—	56,091
Information technology	50,713	2,753	—	53,466
Consumer staples	22,907	28,035	—	50,942
Real estate	30,386	10,870	—	41,256
Consumer discretionary	16,236	20,758	—	36,994
Telecommunication services	7,716	23,497	—	31,213
Utilities	5,085	20,804	—	25,889
Industrials	9,069	15,623	—	24,692
Health care	15,374	8,110	—	23,484
Materials	8,461	2,740	—	11,201
Miscellaneous	—	2,208	—	2,208
Convertible stocks	4,951	—	—	4,951
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	92,265	—	92,265
Mortgage-backed obligations	—	34,887	—	34,887
Corporate bonds & notes	—	21,420	—	21,420
Asset-backed obligations	—	716	—	716
Short-term securities	—	46,766	—	46,766
Total	$239,422	$384,509	$—	$623,931
*	Securities with a value of $188,051,000, which represented 30.71% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
American Funds Insurance Series — Page 185 of 194

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Asset Allocation Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$4,472,608	$—	$4,268	$4,476,876
Financials	2,222,507	120,033	—	2,342,540
Health care	2,216,557	—	368	2,216,925
Consumer discretionary	1,495,189	—	—	1,495,189
Energy	1,423,816	1,624	2,822	1,428,262
Consumer staples	522,284	575,400	—	1,097,684
Materials	885,869	—	—	885,869
Industrials	799,449	3,993	25	803,467
Real estate	325,374	—	—	325,374
Telecommunication services	90,832	—	—	90,832
Miscellaneous	581,971	—	—	581,971
Rights & warrants	—	—	45	45
Convertible stocks	—	5,875	6,007	11,882
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,865,298	—	2,865,298
Corporate bonds & notes	—	2,250,205	14,510	2,264,715
Mortgage-backed obligations	—	1,309,803	—	1,309,803
Asset-backed obligations	—	130,903	—	130,903
Bonds & notes of governments & government agencies outside the U.S.	—	53,455	—	53,455
Federal agency bonds & notes	—	43,918	—	43,918
Municipals	—	9,737	—	9,737
Short-term securities	—	3,525,492	—	3,525,492
Total	$15,036,456	$10,895,736	$28,045	$25,960,237

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$233	$—	$—	$233
Unrealized appreciation on interest rate swaps	—	611	—	611
Liabilities:
Unrealized depreciation on futures contracts	(1,355)	—	—	(1,355)
Unrealized depreciation on interest rate swaps	—	(2,754)	—	(2,754)
Total	$(1,122)	$(2,143)	$—	$(3,265)
*	Securities with a value of $686,618,000, which represented 2.70% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Futures contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 186 of 194

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Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$42,812	$9,961	$—	$52,773
Financials	15,823	16,216	—	32,039
Industrials	15,036	12,442	—	27,478
Consumer staples	14,536	11,004	—	25,540
Health care	14,564	6,237	—	20,801
Consumer discretionary	9,660	8,626	—	18,286
Energy	7,374	8,367	—	15,741
Materials	5,100	7,952	—	13,052
Utilities	2,289	5,360	—	7,649
Real estate	5,231	1,815	—	7,046
Miscellaneous	11,986	6,586	—	18,572
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	61,462	—	61,462
U.S. Treasury bonds & notes	—	37,038	—	37,038
Corporate bonds & notes	—	23,607	—	23,607
Mortgage-backed obligations	—	5,566	—	5,566
Short-term securities	—	13,739	—	13,739
Total	$144,411	$235,978	$—	$380,389

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$52	$—	$52
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(116)	—	(116)
Total	$—	$(64)	$—	$(64)
*	Securities with a value of $22,186,000, which represented 5.82% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 187 of 194

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Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,693,627	$507	$3,694,134
U.S. Treasury bonds & notes	—	2,706,940	—	2,706,940
Mortgage-backed obligations	—	2,686,931	—	2,686,931
Bonds & notes of governments & government agencies outside the U.S.	—	787,905	—	787,905
Asset-backed obligations	—	296,053	—	296,053
Municipals	—	221,198	—	221,198
Federal agency bonds & notes	—	11,754	—	11,754
Common stocks	—	—	2,029	2,029
Rights & warrants	—	37	16	53
Short-term securities	—	2,180,662	—	2,180,662
Total	$—	$12,585,107	$2,552	$12,587,659

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,871	$—	$—	$9,871
Unrealized appreciation on open forward currency contracts	—	736	—	736
Unrealized appreciation on interest rate swaps	—	8,548	—	8,548
Unrealized appreciation on credit default swaps	—	60	—	60
Liabilities:
Unrealized depreciation on futures contracts	(5,858)	—	—	(5,858)
Unrealized depreciation on open forward currency contracts	—	(6,009)	—	(6,009)
Unrealized depreciation on interest rate swaps	—	(13,282)	—	(13,282)
Total	$4,013	$(9,947)	$—	$(5,934)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 188 of 194

unaudited
Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$348,965	$—	$348,965
Japanese yen	—	255,750	—	255,750
Polish zloty	—	96,592	—	96,592
Mexican pesos	—	82,959	—	82,959
Indian rupees	—	72,410	—	72,410
Malaysian ringgits	—	59,453	—	59,453
Brazilian reais	—	48,432	—	48,432
British pounds	—	48,428	—	48,428
Thai baht	—	39,603	—	39,603
South Korean won	—	26,520	—	26,520
Danish kroner	—	25,353	—	25,353
Israeli shekels	—	20,849	—	20,849
Canadian dollars	—	20,193	—	20,193
Australian dollars	—	20,029	—	20,029
Chilean pesos	—	17,751	—	17,751
South African rand	—	13,618	—	13,618
New Romanian leu	—	13,091	—	13,091
Norwegian kroner	—	8,050	—	8,050
Argentine pesos	—	5,789	—	5,789
Uruguayan pesos	—	5,434	—	5,434
Turkish lira	—	4,644	—	4,644
Czech korunas	—	4,271	—	4,271
U.S. dollars	—	904,984	388	905,372
Convertible stocks	—	308	1,021	1,329
Common stocks	13	281	1,137	1,431
Rights & warrants	—	—	8	8
Short-term securities	—	232,394	—	232,394
Total	$13	$2,376,151	$2,554	$2,378,718

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$528	$—	$—	$528
Unrealized appreciation on open forward currency contracts	—	1,426	—	1,426
Unrealized appreciation on interest rate swaps	—	1,152	—	1,152
Liabilities:
Unrealized depreciation on futures contracts	(1,046)	—	—	(1,046)
Unrealized depreciation on open forward currency contracts	—	(6,424)	—	(6,424)
Unrealized depreciation on interest rate swaps	—	(954)	—	(954)
Total	$(518)	$(4,800)	$—	$(5,318)
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 189 of 194

unaudited
High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,300,634	$14,313	$1,314,947
Municipals	—	1,760	—	1,760
Bonds & notes of governments & government agencies outside the U.S.	—	1,546	—	1,546
Convertible bonds	—	10,322	—	10,322
Convertible stocks	707	4,489	5,826	11,022
Common stocks	1,187	3,654	10,460	15,301
Rights & warrants	—	24	49	73
Short-term securities	—	26,045	—	26,045
Total	$1,894	$1,348,474	$30,648	$1,381,016

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$1,441	$—	$1,441
Unrealized appreciation on credit default swaps	—	994	—	994
Liabilities:
Unrealized depreciation on interest rate swaps	—	(457)	—	(457)
Total	$—	$1,978	$—	$1,978
[1]	Interest rate swaps and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended
March 31, 2018 (dollars in thousands):
	Beginning value at 1/1/2018	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 3/31/2018
Investment securities	$23,741	$—	$4,697	$(8)	$—	$2,218	$—	$30,648

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2018								$2,218
[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.
American Funds Insurance Series — Page 190 of 194

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2018	Valuation techniques	Unobservable inputs	Range	Impact to valuation from an increase in input*
Corporate bonds & notes	$14,313	Yield analysis	Yield to call risk premium	75-700 bps	Decrease
		Expected recovery	Recovery proceeds	100%	N/A
Common stocks	10,460	Inputs to market comparables and transaction price	Weight ascribed to market comparables	50%	N/A
			Weight ascribed to recent transaction price	50%	N/A
		Transaction price	N/A	N/A	N/A
		Market comparable companies	EBITDA multiple	5.6x - 11.3x	Increase
			DLOM	22% - 25%	Decrease
Rights & warrants	49	Market comparable companies	N/A	N/A	N/A
Convertible stocks	5,826	Market comparable companies	EBITDA multiple	12.6x	Increase
	$30,648
*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
EBITDA = Earnings before income taxes, depreciation and amortization
DLOM = Discount for lack of marketability
Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$204,014	$—	$204,014
U.S. Treasury bonds & notes	—	45,930	—	45,930
Federal agency bonds & notes	—	41,058	—	41,058
Asset-backed obligations	—	13,279	—	13,279
Corporate bonds & notes	—	—	160	160
Short-term securities	—	120,675	—	120,675
Total	$—	$424,956	$160	$425,116

American Funds Insurance Series — Page 191 of 194

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,027	$—	$—	$1,027
Unrealized appreciation on interest rate swaps	—	4,322	—	4,322
Liabilities:
Unrealized depreciation on interest rate swaps	—	(2,999)	—	(2,999)
Total	$1,027	$1,323	$—	$2,350
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Ultra-Short Bond Fund

At March 31, 2018, all of the fund’s investment securities were classified as Level 2.
U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,659,542	$—	$1,659,542
Mortgage-backed obligations	—	731,759	—	731,759
Federal agency bonds & notes	—	519,423	—	519,423
Short-term securities	—	481,194	—	481,194
Total	$—	$3,391,918	$—	$3,391,918

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,162	$—	$—	$11,162
Unrealized appreciation on interest rate swaps	—	36,081	—	36,081
Liabilities:
Unrealized depreciation on futures contracts	(3,191)	—	—	(3,191)
Unrealized depreciation on interest rate swaps	—	(21,810)	—	(21,810)
Total	$7,971	$14,271	$—	$22,242
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Managed Risk Growth Fund

At March 31, 2018, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

At March 31, 2018, all of the fund’s investments were classified as Level 1.
Managed Risk Blue Chip Income and Growth Fund

At March 31, 2018, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 192 of 194

unaudited
Managed Risk Growth-Income Fund

At March 31, 2018, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

At March 31, 2018, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 193 of 194

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
INGEFPX-998-0518O-S60665	American Funds Insurance Series — Page 194 of 194

American Funds Insurance Series - Portfolio Series®
American Funds Global Growth Portfolio
Investment portfolio
March 31, 2018
unaudited
Growth funds 69.95%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	326,385	$10,242
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	133,629	3,421
American Funds Insurance Series - Growth Fund, Class 1	42,481	3,401
American Funds Insurance Series - New World Fund, Class 1	267,776	6,844
Total growth funds (cost: $20,856,000)		23,908
Growth-and-income funds 30.13%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	639,385	10,300
Total growth-and-income funds (cost: $9,012,000)		10,300
Total investment securities 100.08% (cost: $29,868,000)		34,208
Other assets less liabilities (0.08)%		(27)
Net assets 100.00%		$34,181
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Growth funds 69.95%
American Funds Insurance Series - Global Growth Fund, Class 1	293,679	39,251	6,545	326,385	$1	$245	$—	$10,242
American Funds Insurance Series - New World Fund, Class 1	236,744	36,178	5,146	267,776	(3)	50	—	6,844
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	117,487	17,820	1,678	133,629	—[1]	20	—	3,421
American Funds Insurance Series - Growth Fund, Class 1	38,188	5,070	777	42,481	1	80	—	3,401
								23,908
Growth-and-income funds 30.13%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	567,886	81,362	9,863	639,385	(2)	157	—	10,300
Total 100.08%					$(3)	$552	$—	$34,208

[1]	Amount less than one thousand.
American Funds Insurance Series — Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 10

American Funds Growth and Income Portfolio
Investment portfolio
March 31, 2018
unaudited
Growth funds 14.73%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	272,245	$21,793
Total growth funds (cost: $19,097,000)		21,793
Growth-and-income funds 29.74%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	915,361	14,747
American Funds Insurance Series - Growth-Income Fund, Class 1	572,904	29,258
Total growth-and-income funds (cost: $39,114,000)		44,005
Equity-income and Balanced funds 25.21%
American Funds Insurance - Capital Income Builder, Class 1	3,721,470	37,289
Total equity-income and balanced funds (cost: $36,659,000)		37,289
Fixed income funds 30.40%
American Funds Insurance Series - Bond Fund, Class 1	2,804,677	29,898
American Funds Insurance Series - Global Bond Fund, Class 1	1,243,950	15,077
Total fixed income funds (cost: $45,213,000)		44,975
Total investment securities 100.08% (cost: $140,083,000)		148,062
Other assets less liabilities (0.08)%		(119)
Net assets 100.00%		$147,943
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 2 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Growth funds 14.73%
American Funds Insurance Series - Growth Fund, Class 1	258,406	20,386	6,547	272,245	$11	$550	$—	$21,793
Growth-and-income funds 29.74%
American Funds Insurance Series - Growth-Income Fund, Class 1	534,210	47,051	8,357	572,904	9	413	—	29,258
American Funds Insurance Series - Global Growth and Income Fund, Class 1	848,766	75,496	8,901	915,361	1	238	—	14,747
								44,005
Equity-income and Balanced funds 25.21%
American Funds Insurance Series - Capital Income Builder, Class 1	3,226,866	523,752	29,148	3,721,470	—[1]	(1,382)	290	37,289
Fixed income funds 30.40%
American Funds Insurance Series - Bond Fund, Class 1	2,482,578	376,226	54,127	2,804,677	(14)	(399)	—	29,898
American Funds Insurance Series - Global Bond Fund, Class 1	1,132,056	128,179	16,285	1,243,950	—[1]	286	—	15,077
								44,975
Total 100.08%					$7	$(294)	$290	$148,062

[1]	Amount less than one thousand.
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 10

American Funds Managed Risk Growth Portfolio
Investment portfolio
March 31, 2018
unaudited
Growth funds 45.29%	Shares	Value (000)
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	3,741,950	$95,794
American Funds Insurance Series – Growth Fund, Class 1	2,961,536	237,071
American Funds Insurance Series – International Fund, Class 1	4,402,788	96,245
Total growth funds (cost: $368,836,000)		429,110
Growth-and-income funds 30.10%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	6,521,788	94,370
American Funds Insurance Series – Growth-Income Fund, Class 1	3,736,297	190,813
Total growth-and-income funds (cost: $258,659,000)		285,183
Fixed income funds 20.82%
American Funds Insurance Series – Bond Fund, Class 1	18,501,685	197,228
Total fixed income funds (cost: $202,243,000)		197,228
Short-term securities 3.54%
Government Cash Management Fund	33,536,219	33,536
Total short-term securities (cost: $33,536,000)		33,536
Total investment securities 99.75% (cost: $863,274,000)		945,057
Other assets less liabilities 0.25%		2,360
Net assets 100.00%		$947,417
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 4 of 10

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 3/31/2018[2] (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
Japanese Yen Currency Contracts	Short	31	June 2018	$387,500	$(3,659)	$21
5 Year U.S. Treasury Note Futures	Long	1,348	June 2018	134,800	154,293	356
Euro Currency Contracts	Short	47	June 2018	5,875	(7,260)	50
British Pound Currency Contracts	Short	45	June 2018	2,813	(3,954)	30
S&P 500 E-mini Index Contracts	Short	458	June 2018	23	(60,525)	(446)
Nikkei 225 Index Contracts	Short	14	June 2018	14	(2,826)	(70)
Mini MSCI Emerging Market Index Contracts	Short	207	June 2018	10	(12,294)	(150)
Russell 2000 Mini Index Contracts	Short	144	June 2018	7	(11,024)	(55)
Euro Stoxx 50 Index Contracts	Short	184	June 2018	2	(7,444)	(128)
S&P Mid 400 E-mini Index Contracts	Short	9	June 2018	1	(1,695)	(22)
FTSE 100 Index Contracts	Short	40	June 2018	—[3]	(3,932)	(53)
						$(467)
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Growth funds 45.29%
American Funds Insurance Series – Growth Fund, Class 1	2,900,062	94,512	33,038	2,961,536	$420	$5,893	$—	$237,071
American Funds Insurance Series – International Fund, Class 1	4,185,102	217,686	—	4,402,788	—	562	—	96,245
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	3,558,907	183,043	—	3,741,950	—	684	—	95,794
								429,110
Growth-and-income funds 30.10%
American Funds Insurance Series – Growth-Income Fund, Class 1	3,605,094	135,174	3,971	3,736,297	28	2,847	—	190,813
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	6,018,449	503,339	—	6,521,788	—	(3,335)	—	94,370
								285,183
Fixed income funds 20.82%
American Funds Insurance Series – Bond Fund, Class 1	16,821,550	1,894,766	214,631	18,501,685	(78)	(2,736)	—	197,228
Total 96.21%					$370	$3,915	$—	$911,521

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
[3]	Amount less than one thousand.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 5 of 10

American Funds Managed Risk Growth and Income Portfolio
Investment portfolio
March 31, 2018
unaudited
Growth funds 15.02%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,672,359	$133,872
Total growth funds (cost: $114,424,000)		133,872
Growth-and-income funds 40.28%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	11,174,986	180,029
American Funds Insurance Series – Growth-Income Fund, Class 1	3,503,060	178,901
Total growth-and-income funds (cost: $308,760,000)		358,930
Equity-income and Balanced funds 25.49%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	22,670,313	227,157
Total equity-income and balanced funds (cost: $222,404,000)		227,157
Fixed income funds 15.45%
American Funds Insurance Series – Bond Fund, Class 1	6,473,074	69,003
American Funds Insurance Series – Global Bond Fund, Class 1	5,670,875	68,731
Total fixed income funds (cost: $136,987,000)		137,734
Short-term securities 3.40%
Government Cash Management Fund	30,277,203	30,277
Total short-term securities (cost: $30,277,000)		30,277
Total investment securities 99.64% (cost: $812,852,000)		887,970
Other assets less liabilities 0.36%		3,217
Net assets 100.00%		$891,187
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 6 of 10

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 3/31/2018[2] (000)	Unrealized appreciation (depreciation) at 3/31/2018 (000)
Japanese Yen Currency Contracts	Short	30	June 2018	$375,000	$(3,541)	$24
5 Year U.S. Treasury Note Futures	Long	1,374	June 2018	137,400	157,269	393
Euro Currency Contracts	Short	82	June 2018	10,250	(12,668)	95
British Pound Currency Contracts	Short	110	June 2018	6,875	(9,665)	88
S&P 500 E-mini Index Contracts	Short	451	June 2018	23	(59,600)	(351)
Nikkei 225 Index Contracts	Short	14	June 2018	14	(2,826)	(73)
Mini MSCI Emerging Market Index Contracts	Short	198	June 2018	10	(11,759)	(150)
Russell 2000 Mini Index Contracts	Short	102	June 2018	5	(7,809)	(25)
Euro Stoxx 50 Index Contracts	Short	315	June 2018	3	(12,744)	(250)
FTSE 100 Index Contracts	Short	99	June 2018	1	(9,731)	(157)
S&P Mid 400 E-mini Index Contracts	Short	4	June 2018	—[3]	(753)	(13)
						$(419)
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Growth funds 15.02%
American Funds Insurance Series – Growth Fund, Class 1	1,639,050	46,243	12,934	1,672,359	$173	$3,461	$—	$133,872
Growth-and-income funds 40.28%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	10,798,048	387,615	10,677	11,174,986	38	3,105	—	180,029
American Funds Insurance Series – Growth-Income Fund, Class 1	3,387,876	117,564	2,380	3,503,060	13	2,737	—	178,901
								358,930
Equity-income and Balanced funds 25.49%
American Funds Insurance Series – Capital Income Builder, Class 1	20,529,514	2,140,799	—	22,670,313	—	(8,586)	1,772	227,157
Fixed income funds 15.45%
American Funds Insurance Series – Bond Fund, Class 1	5,924,284	625,774	76,984	6,473,074	(8)	(986)	—	69,003
American Funds Insurance Series – Global Bond Fund, Class 1	5,404,346	342,229	75,700	5,670,875	77	1,252	—	68,731
								137,734
Total 96.24%					$293	$983	$1,772	$857,693

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
[3]	Amount less than one thousand.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 7 of 10

American Funds Managed Risk Global Allocation Portfolio
Investment portfolio
March 31, 2018
unaudited
Growth funds 25.08%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	1,383,449	$43,413
American Funds Insurance Series – International Fund, Class 1	1,318,950	28,832
Total growth funds (cost: $62,126,000)		72,245
Growth-and-income funds 20.16%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	3,604,316	58,065
Total growth-and-income funds (cost: $49,851,000)		58,065
Equity-income and Balanced funds 25.19%
American Funds Insurance Series – Global Balanced Fund, Class 1	5,580,481	72,546
Total equity-income and balanced funds (cost: $65,653,000)		72,546
Asset allocation funds 10.01%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,225,339	28,832
Total asset allocation funds (cost: $27,135,000)		28,832
Fixed income funds 15.07%
American Funds Insurance Series – Global Bond Fund, Class 1	3,581,899	43,413
Total fixed income funds (cost: $42,052,000)		43,413
Short-term securities 4.52%
Government Cash Management Fund	13,029,778	13,030
Total short-term securities (cost: $13,030,000)		13,030
Total investment securities 100.03% (cost: $259,847,000)		288,131
Other assets less liabilities (0.03)%		(89)
Net assets 100.00%		$288,042
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 8 of 10

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[1] (000)	Value at 3/31/2018[2] (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
Japanese Yen Currency Contracts	Short	1	June 2018	$12,500	$(118)	$(1)
5 Year U.S. Treasury Note Futures	Long	119	June 2018	11,900	13,621	73
Euro Currency Contracts	Short	1	June 2018	125	(155)	1
Mini MSCI Emerging Market Index Contracts	Short	6	June 2018	1	(356)	(9)
Euro Stoxx 50 Index Contracts	Short	1	June 2018	—[3]	(40)	(1)
Russell 2000 Mini Index Contracts	Short	1	June 2018	—[3]	(77)	(1)
S&P 500 E-mini Index Contracts	Short	4	June 2018	—[3]	(529)	(7)
						$55
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Growth funds 25.08%
American Funds Insurance Series – Global Growth Fund, Class 1	1,234,700	154,398	5,649	1,383,449	$21	$994	$—	$43,413
American Funds Insurance Series – International Fund, Class 1	1,154,138	164,980	168	1,318,950	—[3]	119	—	28,832
								72,245
Growth-and-income funds 20.16%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	3,182,280	430,675	8,639	3,604,316	25	820	—	58,065
Equity-income and Balanced funds 25.19%
American Funds Insurance Series – Global Balanced Fund, Class 1	4,918,785	667,191	5,494	5,580,481	9	1,149	—	72,546
Asset allocation funds 10.01%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,055,652	169,687	—	1,225,339	—	(297)	—	28,832
Fixed income funds 15.07%
American Funds Insurance Series – Global Bond Fund, Class 1	3,175,896	462,930	56,927	3,581,899	54	764	—	43,413
Total 95.51%					$109	$3,549	$—	$275,101

[1]	Notional amount is calculated based on the number of contracts and notional contract size.
[2]	Value is calculated based on the notional amount and current market price.
[3]	Amount less than one thousand.
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 9 of 10

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $168,037,000, $202,941,000 and $17,978,000, respectively.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At March 31, 2018, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
INGEFPX-875-0518O-S60745	American Funds Insurance Series — Portfolio Series — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Maria Manotok
Maria Manotok, Executive Vice President and Principal Executive Officer

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Maria Manotok
Maria Manotok, Executive Vice President and Principal Executive Officer

Date: May 24, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: May 24, 2018